UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2019

Multi-Asset Income Fund
Investor Class (AMJVX)
I Class (AMJIX)
Y Class (AMJYX)
A Class (AMJAX)
C Class (AMJCX)
R Class (AMJWX)
R5 Class (AMJGX)
R6 Class (AMJRX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2019
Types of Investments in Portfolio	% of net assets
Affiliated Funds	44.4%
Domestic Common Stocks	20.9%
Foreign Common Stocks*	7.5%
Preferred Stocks	9.5%
Convertible Preferred Stocks	3.0%
Corporate Bonds	2.1%
Convertible Bonds	2.1%
Exchange-Traded Funds	1.3%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	0.8%
Asset-Backed Securities	0.7%
Collateralized Loan Obligations	0.5%
Temporary Cash Investments	5.3%
Other Assets and Liabilities	0.7%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$985.90	$3.25	0.65%
I Class	$1,000	$986.90	$2.25	0.45%
Y Class	$1,000	$986.60	$1.50	0.30%
A Class	$1,000	$984.60	$4.50	0.90%
C Class	$1,000	$980.00	$8.23	1.65%
R Class	$1,000	$983.40	$5.75	1.15%
R5 Class	$1,000	$986.90	$2.25	0.45%
R6 Class	$1,000	$986.60	$1.50	0.30%
Hypothetical
Investor Class	$1,000	$1,021.93	$3.31	0.65%
I Class	$1,000	$1,022.94	$2.29	0.45%
Y Class	$1,000	$1,023.69	$1.53	0.30%
A Class	$1,000	$1,020.67	$4.58	0.90%
C Class	$1,000	$1,016.89	$8.39	1.65%
R Class	$1,000	$1,019.41	$5.85	1.15%
R5 Class	$1,000	$1,022.94	$2.29	0.45%
R6 Class	$1,000	$1,023.69	$1.53	0.30%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
AFFILIATED FUNDS(1) — 44.4%
Emerging Markets Debt Fund R6 Class	734,463	$7,359,322
International Value Fund R6 Class	881,936	6,693,892
NT High Income Fund G Class	1,444,768	13,754,187
Utilities Fund Investor Class	37,760	642,681
TOTAL AFFILIATED FUNDS (Cost $28,847,266)		28,450,082
COMMON STOCKS — 28.4%
Aerospace and Defense — 0.1%
Raytheon Co.	255	42,294
Air Freight and Logistics — 0.1%
Imperial Logistics Ltd.	6,414	32,881
United Parcel Service, Inc., Class B	366	38,577
		71,458
Auto Components†
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	18,078
Automobiles†
Honda Motor Co. Ltd. ADR	308	9,262
Banks — 2.0%
Absa Group Ltd.	2,337	32,634
Agricultural Bank of China Ltd., H Shares	75,000	35,610
Banco Bradesco SA Preference Shares	3,840	47,652
Banco Santander Brasil SA ADR	2,500	33,250
Banco Santander Chile ADR	300	9,702
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	2,200	16,390
Bank Millennium SA(2)	12,276	29,137
Bank Negara Indonesia Persero Tbk PT	49,000	31,841
Bank of China Ltd., H Shares	69,000	32,093
Bank Tabungan Negara Persero Tbk PT	48,700	9,556
China CITIC Bank Corp. Ltd., H Shares	26,000	16,938
China Construction Bank Corp., H Shares	155,000	139,989
China Merchants Bank Co. Ltd., H Shares	11,000	48,604
CIMB Group Holdings Bhd	20,400	28,035
Commerce Bancshares, Inc.	157	9,389
Commercial Bank PQSC (The)	1,072	12,498
Dubai Islamic Bank PJSC	6,402	8,890
E.Sun Financial Holding Co. Ltd.	24,000	16,870
Grupo Financiero Banorte SAB de CV	4,100	22,802
Hana Financial Group, Inc.	1,357	48,923
Hong Leong Bank Bhd	5,700	28,727
Hong Leong Financial Group Bhd	7,000	33,674
Industrial & Commercial Bank of China Ltd., H Shares	122,000	95,248

6

	Shares/ Principal Amount	Value
Itau Unibanco Holding SA ADR	4,600	$48,944
JPMorgan Chase & Co.	594	61,479
KB Financial Group, Inc.	833	35,838
Mega Financial Holding Co. Ltd.	17,000	14,895
Nedbank Group Ltd.	2,288	49,413
PNC Financial Services Group, Inc. (The)	998	122,425
Qatar National Bank QPSC	437	23,772
Standard Bank Group Ltd.	3,402	50,154
SunTrust Banks, Inc.	366	21,748
U.S. Bancorp	448	22,920
Wells Fargo & Co.	580	28,368
Woori Bank	1,594	21,203
		1,289,611
Beverages — 0.1%
Cia Cervecerias Unidas SA ADR	1,000	27,910
Coca-Cola Femsa SAB de CV ADR	200	12,438
PepsiCo, Inc.	357	40,223
		80,571
Capital Markets — 0.6%
AllianceBernstein Holding LP	324	9,879
Bank of New York Mellon Corp. (The)	1,280	66,970
BlackRock, Inc.	63	26,150
Blackstone Group LP (The)	4,829	162,737
Investec Ltd.	5,862	38,417
Janus Henderson Group plc	1,094	23,882
Legg Mason, Inc.	294	8,761
Northern Trust Corp.	270	23,884
Yuanta Financial Holding Co. Ltd.	77,000	42,813
		403,493
Chemicals — 0.3%
DowDuPont, Inc.	721	38,797
Formosa Chemicals & Fibre Corp.	7,000	24,434
Formosa Plastics Corp.	11,000	37,387
Kumho Petrochemical Co. Ltd.	377	30,524
Mexichem SAB de CV	4,900	13,122
Petronas Chemicals Group Bhd	16,600	34,415
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	54,000	25,814
		204,493
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	1,028	78,858
Waste Management, Inc.	233	22,291
		101,149
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,722	81,433

7

	Shares/ Principal Amount	Value
Construction and Engineering — 0.1%
Daelim Industrial Co. Ltd.	374	$35,825
GS Engineering & Construction Corp.	623	26,385
		62,210
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., H Shares	4,000	21,646
China National Building Material Co. Ltd., H Shares	6,000	4,770
China Resources Cement Holdings Ltd.	14,000	14,169
Taiwan Cement Corp.	7,000	8,667
		49,252
Containers and Packaging — 0.1%
Bemis Co., Inc.	909	44,396
Distributors — 0.1%
Genuine Parts Co.	441	44,021
Diversified Financial Services — 0.1%
FirstRand Ltd.	7,685	40,294
Diversified Telecommunication Services — 0.2%
China Communications Services Corp. Ltd., H Shares	28,000	26,325
LG Uplus Corp.	1,211	16,442
Verizon Communications, Inc.	1,747	96,190
		138,957
Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA(2)	4,000	41,018
Cia Energetica de Minas Gerais ADR	9,500	35,815
Edison International	1,108	63,123
Eversource Energy	2,105	146,108
Pinnacle West Capital Corp.	1,333	117,464
Xcel Energy, Inc.	1,439	75,346
		478,874
Electrical Equipment — 0.1%
ABB Ltd. ADR	863	16,526
Hubbell, Inc.	729	79,702
		96,228
Electronic Equipment, Instruments and Components — 0.2%
AU Optronics Corp.	66,000	26,114
Hon Hai Precision Industry Co. Ltd.	6,400	14,791
Kingboard Laminates Holdings Ltd.	25,500	26,341
Samsung Electro-Mechanics Co. Ltd.	132	12,865
TE Connectivity Ltd.	141	11,414
Yageo Corp.	1,000	10,854
		102,379
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co.	666	15,698
Schlumberger Ltd.	1,322	58,445
		74,143

8

	Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 8.6%
American Campus Communities, Inc.	6,790	$312,476
Boston Properties, Inc.	42	5,539
Brixmor Property Group, Inc.	20,058	343,594
Chesapeake Lodging Trust	7,865	223,995
Community Healthcare Trust, Inc.	12,251	404,528
Essential Properties Realty Trust, Inc.	27,647	439,587
Gaming and Leisure Properties, Inc.	12,302	461,325
HCP, Inc.	11,261	355,172
Jernigan Capital, Inc.	13,084	283,661
Northview Apartment Real Estate Investment Trust	19,779	401,616
Park Hotels & Resorts, Inc.	6,516	195,936
Public Storage	176	37,404
Redefine Properties Ltd.	23,922	19,053
Simon Property Group, Inc.	1,637	298,130
STORE Capital Corp.	11,012	355,908
Unibail-Rodamco-Westfield	1,618	291,811
VICI Properties, Inc.	16,420	353,523
Welltower, Inc.	4,503	348,937
Weyerhaeuser Co.	13,922	365,313
		5,497,508
Food and Staples Retailing — 0.1%
President Chain Store Corp.	3,000	31,841
Walmart, Inc.	353	33,828
		65,669
Food Products — 0.3%
Hershey Co. (The)	260	27,586
JBS SA	6,400	26,480
Mondelez International, Inc., Class A	362	16,746
Nestle SA ADR	953	83,140
Tingyi Cayman Islands Holding Corp.	14,000	19,753
Uni-President Enterprises Corp.	17,000	39,969
Want Want China Holdings Ltd.	7,000	5,711
		219,385
Gas Utilities — 0.6%
Atmos Energy Corp.	1,236	120,671
ONE Gas, Inc.	1,545	126,922
Spire, Inc.	1,431	113,578
		361,171
Health Care Equipment and Supplies — 0.3%
Hartalega Holdings Bhd	11,700	15,465
Medtronic plc	2,238	197,817
		213,282
Health Care Providers and Services — 0.1%
Cardinal Health, Inc.	443	22,137
Quest Diagnostics, Inc.	496	43,325
		65,462

9

	Shares/ Principal Amount	Value
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp.	431	$24,817
Cracker Barrel Old Country Store, Inc.	19	3,179
Genting Bhd	6,100	10,342
		38,338
Household Products — 0.2%
Kimberly-Clark Corp.	242	26,954
Procter & Gamble Co. (The)	1,070	103,223
		130,177
Independent Power and Renewable Electricity Producers — 0.2%
Aboitiz Power Corp.	13,400	9,876
China Longyuan Power Group Corp. Ltd., H Shares	52,000	38,868
China Resources Power Holdings Co. Ltd.	8,000	16,114
Datang International Power Generation Co. Ltd., H Shares	98,000	25,539
Huaneng Renewables Corp. Ltd., H Shares	64,000	18,549
		108,946
Industrial Conglomerates — 0.2%
3M Co.	165	33,049
Alfa SAB de CV, Series A	30,600	38,614
CITIC Ltd.	30,000	45,377
DMCI Holdings, Inc.	51,200	12,370
Smiths Group plc	463	8,782
		138,192
Insurance — 0.7%
Aflac, Inc.	1,067	50,896
Chubb Ltd.	583	77,568
DB Insurance Co. Ltd.	558	34,841
Hyundai Marine & Fire Insurance Co. Ltd.	924	31,030
Marsh & McLennan Cos., Inc.	471	41,537
MetLife, Inc.	102	4,658
People's Insurance Co. Group of China Ltd. (The), H Shares	21,000	8,680
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	87,955
Powszechny Zaklad Ubezpieczen SA	3,667	44,065
Shin Kong Financial Holding Co. Ltd.	125,065	36,161
		417,391
Interactive Media and Services†
58.com, Inc. ADR(2)	120	7,608
Baidu, Inc. ADR(2)	36	6,215
		13,823
IT Services — 0.3%
Automatic Data Processing, Inc.	509	71,179
Infosys Ltd. ADR	6,000	64,800
Paychex, Inc.	364	25,771
		161,750
Machinery — 0.2%
Atlas Copco AB, B Shares	1,144	27,310
Deere & Co.	376	61,664

10

	Shares/ Principal Amount	Value
Sinotruk Hong Kong Ltd.	12,500	$23,532
Weichai Power Co. Ltd., H Shares	24,000	32,097
		144,603
Media†
Megacable Holdings SAB de CV	3,200	14,393
Metals and Mining — 0.3%
Alrosa PJSC	5,080	7,663
Anglo American Platinum Ltd.	475	22,886
Jastrzebska Spolka Weglowa SA(2)	450	8,277
Kumba Iron Ore Ltd.	743	18,995
POSCO	50	12,174
Vale SA ADR	7,900	98,276
Zijin Mining Group Co. Ltd., H Shares	22,000	8,206
		176,477
Mortgage Real Estate Investment Trusts (REITs) — 2.7%
AGNC Investment Corp.	21,344	382,271
Blackstone Mortgage Trust, Inc., Class A	9,735	335,760
New Residential Investment Corp.	21,228	360,451
Starwood Property Trust, Inc.	15,321	338,288
TPG RE Finance Trust, Inc.	16,220	321,643
		1,738,413
Multi-Utilities — 0.3%
Ameren Corp.	1,041	72,183
NorthWestern Corp.	985	62,951
WEC Energy Group, Inc.	927	67,699
		202,833
Multiline Retail†
Lotte Shopping Co. Ltd.(2)	126	22,212
Oil, Gas and Consumable Fuels — 5.8%
BP Midstream Partners LP	17,578	276,150
Chevron Corp.	822	94,242
China Petroleum & Chemical Corp., H Shares	86,000	71,738
China Shenhua Energy Co. Ltd., H Shares	4,000	10,198
CNOOC Ltd.	50,000	83,518
Ecopetrol SA ADR	1,200	22,620
Enterprise Products Partners LP	25,891	716,404
EQM Midstream Partners LP	6,120	280,051
Gazprom PJSC ADR	5,288	25,851
Grupa Lotos SA	755	18,883
Hess Midstream Partners LP	11,689	255,288
Kunlun Energy Co. Ltd.	34,000	36,400
LUKOIL PJSC ADR	753	60,442
MOL Hungarian Oil & Gas plc	3,204	38,366
MPLX LP	7,623	267,720
Noble Midstream Partners LP	7,603	244,817
PetroChina Co. Ltd., H Shares	22,000	14,148
Petroleo Brasileiro SA ADR	5,390	76,215

11

	Shares/ Principal Amount	Value
Phillips 66 Partners LP	5,927	$290,541
Plains All American Pipeline LP	14,314	325,930
Reliance Industries Ltd. GDR	1,927	66,442
Shell Midstream Partners LP	15,530	315,570
TOTAL SA ADR	2,284	125,003
		3,716,537
Paper and Forest Products — 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	12,100	11,264
Lee & Man Paper Manufacturing Ltd.	27,000	24,055
Suzano Papel E Celulo SA ADR(2)	115	2,868
		38,187
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	45	30,754
Unilever NV NY Shares	252	13,484
		44,238
Pharmaceuticals — 0.5%
Johnson & Johnson	1,214	161,559
Merck & Co., Inc.	874	65,052
Novartis AG ADR	247	21,617
Pfizer, Inc.	1,690	71,740
Roche Holding AG ADR	205	6,827
		326,795
Real Estate Management and Development — 0.2%
Agile Group Holdings Ltd.	6,000	7,948
China Evergrande Group	7,000	22,234
China Resources Land Ltd.	8,000	31,131
China Vanke Co. Ltd., H Shares	4,800	19,664
Country Garden Holdings Co. Ltd.	13,000	18,726
Guangzhou R&F Properties Co. Ltd., H Shares	5,600	11,169
Longfor Group Holdings Ltd.	3,500	10,824
Sino-Ocean Group Holding Ltd.	21,500	10,665
		132,361
Road and Rail — 0.1%
Norfolk Southern Corp.	223	37,406
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	786	30,717
Intel Corp.	188	8,858
Maxim Integrated Products, Inc.	1,111	60,294
SK Hynix, Inc.	217	14,481
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	220	8,276
		122,626
Software — 0.1%
Microsoft Corp.	363	37,908
Oracle Corp. (New York)	540	27,124
		65,032
Technology Hardware, Storage and Peripherals — 0.4%
Inventec Corp.	9,000	7,068

12

	Shares/ Principal Amount	Value
Lite-On Technology Corp.	27,000	$40,390
Samsung Electronics Co. Ltd.	3,833	160,154
Samsung Electronics Co. Ltd. Preference Shares	1,374	46,466
		254,078
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,897	50,154
Tobacco†
KT&G Corp.	257	22,894
Transportation Infrastructure — 0.1%
International Container Terminal Services, Inc.	16,850	34,995
Malaysia Airports Holdings Bhd	12,200	23,997
Shenzhen International Holdings Ltd.	1,000	1,938
Taiwan High Speed Rail Corp.	22,000	22,643
		83,573
Water Utilities†
Beijing Enterprises Water Group Ltd.(2)	32,000	18,523
Wireless Telecommunication Services — 0.2%
China Mobile Ltd.	9,000	94,616
SK Telecom Co. Ltd.	115	26,596
Tim Participacoes SA ADR	800	13,552
		134,764
TOTAL COMMON STOCKS (Cost $16,819,133)		18,209,789
PREFERRED STOCKS — 9.5%
Banks — 5.6%
Bank of America Corp., 5.20%	33,000	33,214
Bank of America Corp., 5.875%	161,000	157,542
Bank of America Corp., 6.50%	418,000	450,372
Citigroup, Inc., 5.90%	33,000	33,364
Citigroup, Inc., 5.95%	151,000	150,845
JPMorgan Chase & Co., 5.15%	75,000	74,417
JPMorgan Chase & Co., 6.10%	148,000	151,639
PNC Capital Trust C, 3.31%	1,076,000	976,019
SunTrust Banks, Inc., 5.125%	376,000	338,765
U.S. Bancorp, 5.30%	283,000	278,465
U.S. Bancorp, 6.50%	15,575	423,328
Wells Fargo & Co., 6.56%	493,000	496,821
		3,564,791
Capital Markets — 1.2%
Charles Schwab Corp. (The), 5.00%	644,000	573,305
Goldman Sachs Group, Inc. (The), 5.30%	185,000	182,960
		756,265
Equity Real Estate Investment Trusts (REITs) — 1.0%
Kimco Realty Corp., 5.625%	530	12,217
Public Storage, 5.40%	17,857	439,818
Public Storage, 6.375%	7,791	197,112

13

	Shares/ Principal Amount	Value
SITE Centers Corp., 6.25%	500	$12,280
		661,427
Insurance — 0.1%
Voya Financial, Inc., 6.125%	60,000	59,450
Multi-Utilities — 1.1%
NextEra Energy Capital Holdings, Inc., 5.25%	9,429	232,236
SCE Trust II, 5.10%	24,469	467,848
		700,084
Oil, Gas and Consumable Fuels — 0.5%
Plains All American Pipeline LP, 6.125%	380,000	341,135
TOTAL PREFERRED STOCKS (Cost $6,325,115)		6,083,152
CONVERTIBLE PREFERRED STOCKS — 3.0%
Banks — 1.0%
Bank of America Corp., 7.25%	305	394,414
Wells Fargo & Co., 7.50%	167	214,127
		608,541
Chemicals — 0.3%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,335	180,457
Equity Real Estate Investment Trusts (REITs) — 1.3%
QTS Realty Trust, Inc., 6.50%	4,551	474,715
Welltower, Inc., 6.50%	5,124	351,045
		825,760
Machinery — 0.4%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,934	281,048
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,816,686)		1,895,806
CORPORATE BONDS — 2.1%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	$20,000	19,183
Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/8/26	45,000	40,317
General Motors Financial Co., Inc., 5.25%, 3/1/26	35,000	35,030
		75,347
Banks — 0.2%
Citigroup, Inc., 4.00%, 8/5/24	60,000	60,540
Wells Fargo & Co., MTN, 4.65%, 11/4/44	50,000	50,415
		110,955
Beverages — 0.1%
Constellation Brands, Inc., 4.75%, 12/1/25	35,000	36,736
Biotechnology — 0.1%
Amgen, Inc., 4.66%, 6/15/51	40,000	39,366
Celgene Corp., 5.00%, 8/15/45	50,000	50,490
		89,856
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	35,000	35,367

14

		Shares/ Principal Amount	Value
Consumer Finance — 0.1%
Capital One Financial Corp., 3.75%, 7/28/26		$40,000	$38,252
Containers and Packaging†
International Paper Co., 4.40%, 8/15/47		25,000	22,635
Electric Utilities†
Exelon Corp., 4.45%, 4/15/46		25,000	24,311
Electronic Equipment, Instruments and Components†
Vishay Intertechnology, Inc., 2.25%, 6/15/25(3)		17,000	15,814
Energy Equipment and Services†
Ensco plc, 8.00%, 1/31/24		11,000	9,708
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39		25,000	33,486
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	33,337
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	13,511
Gas Utilities — 0.1%
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		$35,000	39,522
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		50,000	47,498
			87,020
Health Care Providers and Services — 0.2%
Anthem, Inc., 3.65%, 12/1/27		40,000	39,391
DaVita, Inc., 5.125%, 7/15/24		35,000	34,573
Express Scripts Holding Co., 4.50%, 2/25/26		50,000	51,727
HCA, Inc., 5.00%, 3/15/24		20,000	20,860
			146,551
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)		35,000	36,400
MGM Resorts International, 6.625%, 12/15/21		20,000	21,174
			57,574
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25		35,000	34,344
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24		40,000	40,945
Liberty Mutual Group, Inc., VRN, 5.69%, (3-month LIBOR plus 2.91%), 3/7/67(3)		25,000	23,786
			64,731
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		40,000	40,473
Media — 0.1%
Comcast Corp., 4.75%, 3/1/44		45,000	46,836
CSC Holdings LLC, 6.75%, 11/15/21		15,000	15,792
			62,628
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		50,000	50,625

15

	Shares/ Principal Amount	Value
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	$25,000	$25,849
Exelon Generation Co. LLC, 5.60%, 6/15/42	50,000	49,015
		74,864
Oil, Gas and Consumable Fuels — 0.1%
MPLX LP, 4.875%, 12/1/24	47,000	49,015
Williams Cos., Inc. (The), 4.125%, 11/15/20	40,000	40,521
		89,536
Pharmaceuticals — 0.1%
Allergan Funding SCS, 4.55%, 3/15/35	40,000	38,561
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41	20,000	24,888
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	23,783
TOTAL CORPORATE BONDS (Cost $1,371,739)		1,354,076
CONVERTIBLE BONDS — 2.1%
Air Freight and Logistics — 0.3%
Air Transport Services Group, Inc., 1.125%, 10/15/24(3)	197,000	195,154
Construction Materials — 0.5%
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.50%, 5/14/19(3)(4)	99	18,465
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 4.20%, 2/20/19(3)(4)	50	9,856
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.65%, 3/18/19(3)(4)	222	42,009
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.60%, 4/4/19(3)(4)	191	35,805
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 2.88%, 3/11/19(3)(4)	419	81,073
Merrill Lynch International & Co. C.V., (convertible into Martin Marietta Materials, Inc.), 9.80%, 6/19/19(3)(4)	127	22,487
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 4.54%, 5/10/19(3)(4)	81	15,216
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 6.65%, 8/2/19(3)(4)	199	35,496
Wells Fargo Bank N.A., (convertible into Martin Marietta Materials, Inc.), 5.10%, 8/1/19(3)(4)	452	80,723
		341,130
Diversified Financial Services — 0.2%
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 2.75%, 7/10/19(3)(4)	548	110,039
Health Care Equipment and Supplies†
Morgan Stanley B.V., (convertible into Zimmer Biomet Holdings, Inc.), 2.20%, 3/4/19(3)(4)	119	13,063
Health Care Providers and Services — 0.1%
Merrill Lynch International & Co. C.V., (convertible into Cigna Corp.), 2.30%, 3/7/19(3)(4)	198	37,930
Household Durables — 0.1%
Morgan Stanley B.V., (convertible into Whirlpool Corp.), 7.91%, 4/11/19(3)(4)	274	32,313

16

	Shares/ Principal Amount	Value
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	$69,000	$65,403
Multiline Retail — 0.1%
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 8.50%, 5/31/19(3)(4)	1,025	72,075
Oil, Gas and Consumable Fuels — 0.1%
Wells Fargo Bank N.A., (convertible into Schlumberger Ltd.), 8.93%, 7/22/19(3)(4)	1,933	82,594
Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 1.625%, 2/15/27	223,000	239,168
Teradyne, Inc., 1.25%, 12/15/23	80,000	104,384
		343,552
Software†
Palo Alto Networks, Inc., 0.75%, 7/1/23(3)	10,000	10,452
Specialty Retail†
Royal Bank of Canada, (convertible into Lowe’s Cos., Inc.), 8.12%, 6/17/19(3)(4)	121	11,404
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24(3)	12,000	10,336
TOTAL CONVERTIBLE BONDS (Cost $1,302,291)		1,325,445
EXCHANGE-TRADED FUNDS — 1.3%
Alerian MLP ETF	24,796	243,993
iShares MSCI Emerging Markets ETF	2,500	107,750
iShares MSCI India ETF	8,040	263,712
iShares MSCI Thailand ETF	1,050	95,445
iShares Russell 1000 Value ETF	1,113	133,037
TOTAL EXCHANGE-TRADED FUNDS (Cost $827,210)		843,937
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.38%, 2/25/35	$14,867	15,030
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.18%, 11/25/34	3,429	3,343
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.24%, 7/25/37	1,341	1,293
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,440	4,621
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34	15,916	15,807
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.46%, 8/25/35	5,645	5,710
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	21,300	21,605
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.35%, 7/25/35	7,306	7,527
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	19,339	19,736
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	11,410	11,546

17

	Shares/ Principal Amount	Value
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.34%, 7/25/35	$6,764	$6,803
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	6,015	5,997
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.35%, 8/25/35	4,145	4,062
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	244	249
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	18,395	18,936
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	49,543	49,944
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.26%, 7/25/36	22,537	21,884
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.71%, 3/25/35	8,599	8,466
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	3,928	3,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	8,708	9,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	8,100	8,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	66,752	66,983
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	12,835	12,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.42%, 4/25/35	3,103	3,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	3,537	3,582
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	10,279	10,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	16,583	16,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	9,329	9,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	62,704	62,569
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.30%, 3/25/36	5,166	5,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.48%, 7/25/36	2,967	2,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 4.35%, 7/25/36	18,356	18,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.42%, 7/25/36	34,777	34,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	18,637	18,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	9,928	9,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	23,008	22,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	15,620	15,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	8,141	8,098

18

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	$7,050	$7,020
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	14,115	13,988
		585,191
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	50,000	54,566
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	43,212	43,503
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	20,000	20,909
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	4,857	5,516
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	6,088	6,095
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	50,000	51,020
		181,609
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $754,180)		766,800
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	25,094
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.66%, 2/10/47	25,000	26,497
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	10,000	10,311
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	35,000	36,590
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	25,028
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	24,691
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	25,000	25,288
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	25,005
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	24,933
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,114
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	24,936
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	23,920
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(3)	10,000	9,563
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	25,000	25,488
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	20,019
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	24,271

19

	Shares/ Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	$25,000	$24,026
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	25,000	24,626
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	50,000	49,002
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	24,441
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $502,589)		488,843
ASSET-BACKED SECURITIES — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	24,897
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	15,183	14,840
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(3)	14,859	14,870
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	3,189	3,174
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	24,331	23,978
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	5,729	5,653
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.36%, (1-month LIBOR plus 0.85%), 12/17/36(3)	24,396	24,199
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 12/17/36(3)	25,000	24,933
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.76%, (1-month LIBOR plus 1.25%), 3/17/37(3)	25,000	24,919
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 5/20/30(3)	3,463	3,439
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	23,148	22,902
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	34,491	33,733
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(3)	14,985	14,997
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,920	24,269
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	24,371
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	3,364	3,326
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	3,415	3,396
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	7,866	7,767
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	9,489	9,418
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	2,459	2,394
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(3)	100,000	97,208
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	21,606	21,283
TOTAL ASSET-BACKED SECURITIES (Cost $436,810)		429,966

20

	Shares/ Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(3)	$25,000	$24,604
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/17/31(3)	50,000	49,362
CBAM Ltd., Series 2018-5A, Class B1, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/17/31(3)	25,000	24,499
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(3)	50,000	49,407
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 4.18%, (3-month LIBOR plus 1.40%), 4/18/31(3)	50,000	48,726
LCM XIV LP, Series 2014A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.58%), 7/20/31(3)	50,000	49,336
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(3)	35,000	34,884
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/25/31(3)	50,000	48,818
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $335,000)		329,636
TEMPORARY CASH INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,201,382	3,201,382
U.S. Treasury Bills, 2.46%, 6/13/19(5)(6)	$200,000	198,257
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,399,626)		3,399,639
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $62,737,645)		63,577,171
OTHER ASSETS AND LIABILITIES — 0.7%		423,085
TOTAL NET ASSETS — 100.0%		$64,000,256

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	376,476	USD	269,463	Bank of America N.A.	3/20/19	$4,373
AUD	6,010	USD	4,325	Bank of America N.A.	3/20/19	47
AUD	8,551	USD	6,117	Bank of America N.A.	3/20/19	103
BRL	1,049,684	USD	271,721	Goldman Sachs & Co.	3/20/19	15,269
BRL	191,381	USD	48,451	Goldman Sachs & Co.	3/20/19	3,874
BRL	44,492	USD	11,567	Goldman Sachs & Co.	3/20/19	597
BRL	28,422	USD	7,577	Goldman Sachs & Co.	3/20/19	194
BRL	25,404	USD	6,799	Goldman Sachs & Co.	3/20/19	147
USD	63,236	BRL	244,787	Goldman Sachs & Co.	3/20/19	(3,690)
USD	3,658	BRL	14,268	Goldman Sachs & Co.	3/20/19	(243)
USD	6,510	BRL	24,320	Goldman Sachs & Co.	3/20/19	(140)
CAD	551,995	USD	415,021	Morgan Stanley	3/20/19	5,551
CAD	4,066	USD	3,002	Morgan Stanley	3/20/19	96
CAD	125,160	USD	92,158	Morgan Stanley	3/20/19	3,203
CAD	25,127	USD	18,431	Morgan Stanley	3/20/19	714
CAD	17,123	USD	12,608	Morgan Stanley	3/20/19	438
CAD	5,963	USD	4,503	Morgan Stanley	3/20/19	40

21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,547	USD	5,697	Morgan Stanley	3/20/19	$53
USD	274,185	CAD	365,406	Morgan Stanley	3/20/19	(4,223)
CHF	1,693	USD	1,722	UBS AG	3/20/19	(12)
CHF	261,092	USD	267,573	UBS AG	3/20/19	(3,903)
CHF	3,906	USD	3,988	Goldman Sachs & Co.	3/29/19	(40)
CHF	6,508	USD	6,666	UBS AG	3/29/19	(88)
CHF	5,703	USD	5,831	UBS AG	3/29/19	(66)
CHF	3,377	USD	3,457	UBS AG	3/29/19	(44)
USD	207,549	CHF	204,100	UBS AG	3/20/19	1,435
USD	46,082	CHF	45,330	UBS AG	3/20/19	304
USD	7,385	CHF	7,230	UBS AG	3/20/19	84
USD	6,234	CHF	6,125	UBS AG	3/20/19	48
USD	105,600	CHF	103,878	UBS AG	3/29/19	601
USD	6,785	CHF	6,717	UBS AG	3/29/19	(5)
USD	10,116	CHF	10,026	UBS AG	3/29/19	(18)
USD	552,540	CNY	3,737,105	Goldman Sachs & Co.	3/20/19	(4,965)
USD	5,984	CNY	40,392	Goldman Sachs & Co.	3/20/19	(41)
EUR	72,673	USD	83,333	JPMorgan Chase Bank N.A.	3/20/19	164
EUR	15,117	USD	17,348	JPMorgan Chase Bank N.A.	3/20/19	20
EUR	4,885	USD	5,581	JPMorgan Chase Bank N.A.	3/20/19	32
EUR	2,800	USD	3,209	JPMorgan Chase Bank N.A.	3/20/19	8
EUR	3,049	USD	3,502	Credit Suisse AG	3/29/19	4
EUR	1,156	USD	1,332	Credit Suisse AG	3/29/19	(4)
USD	98,724	EUR	85,805	Credit Suisse AG	3/29/19	60
USD	2,611	EUR	2,277	Credit Suisse AG	3/29/19	(7)
USD	3,358	EUR	2,913	Credit Suisse AG	3/29/19	8
USD	5,589	EUR	4,846	Credit Suisse AG	3/29/19	16
USD	4,264	EUR	3,694	Credit Suisse AG	3/29/19	16
GBP	548	USD	692	Bank of America N.A.	3/20/19	28
GBP	154	USD	196	JPMorgan Chase Bank N.A.	3/29/19	6
USD	13,547	GBP	10,657	Bank of America N.A.	3/20/19	(462)
USD	6,631	GBP	5,215	JPMorgan Chase Bank N.A.	3/29/19	(228)
USD	289	GBP	226	JPMorgan Chase Bank N.A.	3/29/19	(8)
USD	207	GBP	157	JPMorgan Chase Bank N.A.	3/29/19	—
HUF	1,519,322	USD	5,422	UBS AG	3/20/19	100
HUF	812,965	USD	2,901	UBS AG	3/20/19	54
HUF	667,362	USD	2,384	UBS AG	3/20/19	41
HUF	77,430,109	USD	277,343	UBS AG	3/20/19	4,087
USD	416,564	HUF	117,520,895	UBS AG	3/20/19	(10,583)
USD	2,123	HUF	602,960	UBS AG	3/20/19	(68)
USD	91,625	HUF	25,730,385	UBS AG	3/20/19	(1,896)
USD	17,282	HUF	4,826,076	UBS AG	3/20/19	(259)
USD	10,517	HUF	2,969,435	UBS AG	3/20/19	(276)
USD	6,399	HUF	1,790,439	UBS AG	3/20/19	(109)
USD	13,828	HUF	3,882,801	UBS AG	3/20/19	(285)
JPY	25,285	USD	229	Bank of America N.A.	3/29/19	4

22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	33,774	USD	308	Bank of America N.A.	3/29/19	$4
JPY	67,045	USD	624	Bank of America N.A.	3/29/19	(6)
USD	6,732	JPY	751,814	Bank of America N.A.	3/29/19	(200)
USD	212	JPY	23,247	Bank of America N.A.	3/29/19	(3)
USD	804	JPY	86,528	Bank of America N.A.	3/29/19	6
USD	372	JPY	40,013	Bank of America N.A.	3/29/19	3
USD	330	JPY	35,461	Bank of America N.A.	3/29/19	3
USD	193	JPY	20,770	Bank of America N.A.	3/29/19	2
USD	214	JPY	23,312	Bank of America N.A.	3/29/19	(1)
MYR	2,279,228	USD	556,316	Goldman Sachs & Co.	3/20/19	2,245
MYR	24,637	USD	5,996	Goldman Sachs & Co.	3/20/19	42
NOK	1,587,064	USD	186,128	Goldman Sachs & Co.	3/20/19	2,429
NOK	23,661	USD	2,742	Goldman Sachs & Co.	3/20/19	69
NOK	372,748	USD	42,727	Goldman Sachs & Co.	3/20/19	1,558
NOK	52,535	USD	6,088	Goldman Sachs & Co.	3/20/19	154
NOK	57,930	USD	6,742	Goldman Sachs & Co.	3/20/19	141
NOK	2,507,133	USD	293,926	Goldman Sachs & Co.	3/20/19	3,942
NOK	94,966	USD	11,143	Goldman Sachs & Co.	3/20/19	140
NOK	41,336	USD	4,860	Goldman Sachs & Co.	3/20/19	51
NOK	79,078	USD	9,322	Goldman Sachs & Co.	3/20/19	73
USD	5,236	NOK	44,508	Goldman Sachs & Co.	3/20/19	(52)
USD	268,503	NZD	396,842	Bank of America N.A.	3/20/19	(6,056)
USD	6,604	NZD	9,750	Bank of America N.A.	3/20/19	(142)
USD	271,965	PEN	910,566	Goldman Sachs & Co.	3/20/19	(1,289)
USD	8,813	PEN	29,618	Goldman Sachs & Co.	3/20/19	(75)
PLN	781,627	USD	207,048	Goldman Sachs & Co.	3/20/19	3,208
PLN	173,486	USD	46,201	Goldman Sachs & Co.	3/20/19	467
PLN	34,302	USD	9,152	Goldman Sachs & Co.	3/20/19	76
PLN	19,683	USD	5,212	Goldman Sachs & Co.	3/20/19	82
PLN	11,930	USD	3,204	Goldman Sachs & Co.	3/20/19	5
USD	1,983	PLN	7,418	Goldman Sachs & Co.	3/20/19	(12)
USD	1,782	PLN	6,695	Goldman Sachs & Co.	3/20/19	(19)
USD	269,874	PLN	1,006,915	Goldman Sachs & Co.	3/20/19	(984)
USD	272,376	PLN	1,023,740	Goldman Sachs & Co.	3/20/19	(3,008)
USD	7,436	PLN	27,896	Goldman Sachs & Co.	3/20/19	(68)
SEK	1,870,587	USD	207,422	Goldman Sachs & Co.	3/20/19	41
SEK	429,712	USD	47,863	Goldman Sachs & Co.	3/20/19	(204)
SEK	51,213	USD	5,812	Goldman Sachs & Co.	3/20/19	(132)
SEK	77,304	USD	8,678	Goldman Sachs & Co.	3/20/19	(104)
SEK	37,459	USD	4,183	Goldman Sachs & Co.	3/20/19	(29)
SEK	32,545	USD	3,635	Goldman Sachs & Co.	3/20/19	(26)
SEK	63,745	USD	7,056	Goldman Sachs & Co.	3/20/19	13
SEK	5,656	USD	629	Goldman Sachs & Co.	3/29/19	(2)
SEK	6,040	USD	668	Goldman Sachs & Co.	3/29/19	3
USD	2,765	SEK	24,810	Goldman Sachs & Co.	3/20/19	14
USD	19,988	SEK	179,873	Goldman Sachs & Co.	3/29/19	24
23

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,002	SEK	8,868	Goldman Sachs & Co.	3/29/19	$18
USD	783	SEK	6,910	Goldman Sachs & Co.	3/29/19	16
USD	561	SEK	5,034	Goldman Sachs & Co.	3/29/19	2
USD	871	SEK	7,871	Goldman Sachs & Co.	3/29/19	(2)
						$12,573

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	March 2019	$100,000	$130,687	$4,327

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	80	March 2019	$8,000,000	$9,797,500	$(246,747)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$294,000	$17,185	$4,263	$21,448
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$100,000	1,849	(62)	1,787
					$19,034	$4,201	$23,235

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,001,000, which represented 3.1% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $700,548, which represented 1.1% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $118,943.

See Notes to Financial Statements.

25

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $33,890,379)	$35,127,089
Investment securities - affiliated, at value (cost of $28,847,266)	28,450,082
Total investment securities, at value (cost of $62,737,645)	63,577,171
Foreign currency holdings, at value (cost of $14,204)	14,137
Receivable for investments sold	173,283
Receivable for capital shares sold	658,406
Receivable for variation margin on swap agreements	960
Unrealized appreciation on forward foreign currency exchange contracts	56,650
Dividends and interest receivable	293,554
64,774,161

Liabilities
Disbursements in excess of demand deposit cash	23,788
Payable for investments purchased	543,691
Payable for capital shares redeemed	88,640
Payable for variation margin on futures contracts	36,825
Unrealized depreciation on forward foreign currency exchange contracts	44,077
Accrued management fees	31,564
Distribution and service fees payable	5,320
773,905

Net Assets	$64,000,256

Net Assets Consist of:
Capital (par value and paid-in surplus)	$65,150,281
Distributable earnings	(1,150,025)
$64,000,256

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$43,812,105	4,555,841	$9.62
I Class, $0.01 Par Value	$8,287,418	861,543	$9.62
Y Class, $0.01 Par Value	$5,274	548	$9.62
A Class, $0.01 Par Value	$3,371,116	350,531	$9.62*
C Class, $0.01 Par Value	$4,581,996	476,748	$9.61
R Class, $0.01 Par Value	$1,950,201	202,827	$9.62
R5 Class, $0.01 Par Value	$5,265	547	$9.63
R6 Class, $0.01 Par Value	$1,986,881	206,513	$9.62
*Maximum offering price $10.21 (net asset value divided by 0.9425).

See Notes to Financial Statements.

26

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from underlying funds (including $674,674 from affiliated funds)	$924,440
Dividends (net of foreign taxes withheld of $10,195)	384,024
Interest	231,305
1,539,769

Expenses:
Management fees	259,021
Distribution and service fees:
A Class	3,796
C Class	19,197
R Class	4,867
Directors' fees and expenses	755
Other expenses	2,664
290,300
Fees waived(1)	(78,698)
211,602

Net investment income (loss)	1,328,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(173,586) from affiliated funds)	(907,099)
Forward foreign currency exchange contract transactions	(12,780)
Futures contract transactions	(93,209)
Swap agreement transactions	3,380
Foreign currency translation transactions	21
Capital gain distributions received from affiliated funds	12,651
(997,036)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(776,036) from affiliated funds)	(848,109)
Forward foreign currency exchange contracts	6,139
Futures contracts	(242,386)
Swap agreements	1,032
Translation of assets and liabilities in foreign currencies	183
(1,083,141)

Net realized and unrealized gain (loss)	(2,080,177)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(752,010)

(1)	Amount consists of $55,778, $8,786, $7, $3,986, $5,044, $2,564, $7 and $2,526 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

27

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED), EIGHT MONTHS ENDED JULY 31, 2018 AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018(1)	November 30, 2017
Operations
Net investment income (loss)	$1,328,167	$1,862,250	$2,371,402
Net realized gain (loss)	(997,036)	368,603	605,427
Change in net unrealized appreciation (depreciation)	(1,083,141)	(1,444,564)	2,932,818
Net increase (decrease) in net assets resulting from operations	(752,010)	786,289	5,909,647

Distributions to Shareholders
From earnings:(2)
Investor Class	(1,263,886)	(1,558,898)	(2,149,271)
I Class	(211,970)	(136,015)	(95,222)
Y Class	(166)	(199)	(143)
A Class	(87,659)	(79,859)	(107,508)
C Class	(97,243)	(82,522)	(72,496)
R Class	(53,375)	(62,923)	(78,177)
R5 Class	(162)	(194)	(138)
R6 Class	(60,493)	(72,164)	(92,225)
Decrease in net assets from distributions	(1,774,954)	(1,992,774)	(2,595,180)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,703,809	2,393,760	1,667,409

Net increase (decrease) in net assets	5,176,845	1,187,275	4,981,876

Net Assets
Beginning of period	58,823,411	57,636,136	52,654,260
End of period	$64,000,256	$58,823,411	$57,636,136

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)
Prior periods presentation has been updated to reflect the current period combination of distributions from net investment income and net realized gains. For the eight months ended July 31, 2018, distributions from net investment income were $(1,499,653), $(131,628), $(192), $(76,802), $(79,327), $(60,348), $(187) and $(69,625) for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the eight months ended July 31, 2018, distributions from net realized gains were $(59,245), $(4,387), $(7), $(3,057), $(3,195), $(2,575), $(7) and $(2,539) for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

For the year ended November 30, 2017, distributions from net investment income were $(2,149,271), $(95,222), $(143), $(107,508), $(72,496), $(78,177), $(138) and $(92,225) for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

28

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Income Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in varying combinations of other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds, equity and debt securities, and certain derivative instruments. The fund may invest in affiliated and unaffiliated funds (collectively, the underlying funds) to an unlimited extent. The fund will assume the risks associated with the underlying funds. The fund's investment objective is to seek income. Long-term capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

29

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds. ACIM owns 37% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2019, the investment advisor agreed to waive an additional 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

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The annual management fee and the effective annual management fee after waiver for each class for the period ended January 31, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.90%	0.64%
I Class	0.70%	0.44%
Y Class	0.55%	0.29%
A Class	0.90%	0.64%
C Class	0.90%	0.64%
R Class	0.90%	0.64%
R5 Class	0.70%	0.44%
R6 Class	0.55%	0.29%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $60,903,721, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $54,843,426, of which $37,839 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000		70,000,000
Sold	1,048,352	$10,125,058	869,969	$8,801,395	1,184,007	$11,926,804
Issued in reinvestment of distributions	121,570	1,159,592	144,672	1,456,710	205,337	2,057,631
Redeemed	(1,011,103)	(9,833,475)	(1,183,397)	(12,025,055)	(1,293,026)	(13,045,080)
	158,819	1,451,175	(168,756)	(1,766,950)	96,318	939,355
I Class/Shares Authorized	45,000,000		45,000,000		45,000,000
Sold	700,490	6,737,318	276,510	2,796,325	42,054	431,975
Issued in reinvestment of distributions	22,293	211,970	13,517	135,936	9,486	95,222
Redeemed	(338,783)	(3,240,563)	(31,613)	(316,013)	(13,581)	(139,012)
	384,000	3,708,725	258,414	2,616,248	37,959	388,185
Y Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	—	—	—	—	497	5,000
Issued in reinvestment of distributions	17	166	20	199	14	143
	17	166	20	199	511	5,143
A Class/Shares Authorized	45,000,000		45,000,000		45,000,000
Sold	148,319	1,434,048	29,073	295,690	75,183	764,923
Issued in reinvestment of distributions	9,134	86,995	7,834	78,884	10,740	107,508
Redeemed	(48,819)	(465,091)	(8,837)	(88,142)	(119,789)	(1,218,980)
	108,634	1,055,952	28,070	286,432	(33,866)	(346,549)
C Class/Shares Authorized	45,000,000		45,000,000		45,000,000
Sold	172,562	1,633,902	122,679	1,234,831	40,433	413,870
Issued in reinvestment of distributions	10,227	97,243	8,207	82,522	7,240	72,496
Redeemed	(45,295)	(434,079)	(20,200)	(202,134)	(1,316)	(13,258)
	137,494	1,297,066	110,686	1,115,219	46,357	473,108
R Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	943	9,254	2,905	29,218	3,445	35,079
Issued in reinvestment of distributions	5,597	53,375	6,249	62,923	7,804	78,177
Redeemed	(264)	(2,532)	(2,135)	(21,887)	(246)	(2,452)
	6,276	60,097	7,019	70,254	11,003	110,804
R5 Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	—	—	—	—	497	5,000
Issued in reinvestment of distributions	17	162	19	194	14	138
	17	162	19	194	511	5,138

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	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
R6 Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	7,997	$72,916	—	—	—	—
Issued in reinvestment of distributions	6,334	60,493	7,167	$72,164	9,192	$92,225
Redeemed	(310)	(2,943)	—	—	—	—
	14,021	130,466	7,167	72,164	9,192	92,225
Net increase (decrease)	809,278	$7,703,809	242,639	$2,393,760	167,985	$1,667,409

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)	April 10, 2017 (commencement of sale) through November 30, 2017 for the Y Class and R5 Class.

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$7,895	$1,458	$2,025	$31	$7,359	734	$(5)	$155
International Value Fund R6 Class	6,800	2,510	2,020	(596)	6,694	882	(84)	129
NT High Income Fund G Class	10,845	5,169	2,046	(214)	13,754	1,445	(81)	378
Utilities Fund Investor Class	586	121	67	3	643	38	(4)	25
	$26,126	$9,258	$6,158	$(776)	$28,450	3,099	$(174)	$687

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$28,450,082	—	—
Common Stocks	14,014,614	$4,195,175	—
Preferred Stocks	1,784,839	4,298,313	—
Convertible Preferred Stocks	—	1,895,806	—
Corporate Bonds	—	1,354,076	—
Convertible Bonds	—	1,325,445	—
Exchange-Traded Funds	843,937	—	—
Collateralized Mortgage Obligations	—	766,800	—
Commercial Mortgage-Backed Securities	—	488,843	—
Asset-Backed Securities	—	429,966	—
Collateralized Loan Obligations	—	329,636	—
Temporary Cash Investments	3,201,382	198,257	—
	$48,294,854	$15,282,317	—
Other Financial Instruments
Futures Contracts	$4,327	—	—
Swap Agreements	—	$23,235	—
Forward Foreign Currency Exchange Contracts	—	56,650	—
	4,327	$79,885	—

Liabilities
Other Financial Instruments
Futures Contracts	$246,747	—	—
Forward Foreign Currency Exchange Contracts	—	$44,077	—
	$246,747	$44,077	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $399,000.

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Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,476,454.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $100,000 futures contracts purchased and $8,000,000 futures contracts sold.

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Value of Derivative Instruments as of January 31, 2019
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$960	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	56,650	Unrealized depreciation on forward foreign currency exchange contracts	$44,077
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	36,825
		$57,610		$80,902

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2019
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$3,380	Change in net unrealized appreciation (depreciation) on swap agreements	$1,032
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(3,406)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(12,780)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	6,139
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(89,803)	Change in net unrealized appreciation (depreciation) on futures contracts	(242,386)
		$(102,609)		$(235,215)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,505,863
Gross tax appreciation of investments	$1,458,491
Gross tax depreciation of investments	(1,387,183)
Net tax appreciation (depreciation) of investments	$71,308

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(4)	$10.06	0.22	(0.37)	(0.15)	(0.26)	(0.03)	—	(0.29)	$9.62	(1.41)%	0.65%(5)	0.91%(5)	4.50%(5)	4.24%(5)	98%	$43,812
2018(6)	$10.29	0.33	(0.20)	0.13	(0.35)	(0.01)	—	(0.36)	$10.06	1.32%	0.66%(5)	0.90%(5)	4.99%(5)	4.75%(5)	152%	$44,245
2017	$9.69	0.43	0.65	1.08	(0.48)	—	—	(0.48)	$10.29	11.35%	0.58%	0.91%	4.29%	3.96%	209%	$46,964
2016	$9.40	0.42	0.31	0.73	(0.44)	—	—	(0.44)	$9.69	7.92%	0.61%	0.92%	4.50%	4.19%	195%	$43,297
2015	$10.00	0.39	(0.57)	(0.18)	(0.39)	—	(0.03)	(0.42)	$9.40	(1.84)%	0.59%	0.91%	4.08%	3.76%	127%	$8,559
I Class
2019(4)	$10.06	0.23	(0.37)	(0.14)	(0.27)	(0.03)	—	(0.30)	$9.62	(1.31)%	0.45%(5)	0.71%(5)	4.70%(5)	4.44%(5)	98%	$8,287
2018(6)	$10.29	0.35	(0.21)	0.14	(0.36)	(0.01)	—	(0.37)	$10.06	1.45%	0.46%(5)	0.70%(5)	5.19%(5)	4.95%(5)	152%	$4,806
2017	$9.69	0.45	0.65	1.10	(0.50)	—	—	(0.50)	$10.29	11.57%	0.38%	0.71%	4.49%	4.16%	209%	$2,255
2016	$9.40	0.47	0.28	0.75	(0.46)	—	—	(0.46)	$9.69	8.14%	0.41%	0.72%	4.70%	4.39%	195%	$1,756
2015	$10.00	0.42	(0.58)	(0.16)	(0.41)	—	(0.03)	(0.44)	$9.40	(1.65)%	0.39%	0.71%	4.28%	3.96%	127%	$1,967
Y Class
2019(4)	$10.07	0.24	(0.39)	(0.15)	(0.27)	(0.03)	—	(0.30)	$9.62	(1.34)%	0.30%(5)	0.56%(5)	4.85%(5)	4.59%(5)	98%	$5
2018(6)	$10.29	0.36	(0.20)	0.16	(0.37)	(0.01)	—	(0.38)	$10.07	1.65%	0.31%(5)	0.55%(5)	5.34%(5)	5.10%(5)	152%	$5
2017(7)	$10.06	0.25	0.26	0.51	(0.28)	—	—	(0.28)	$10.29	5.17%	0.23%(5)	0.56%(5)	3.81%(5)	3.48%(5)	209%(8)	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(4)	$10.06	0.21	(0.37)	(0.16)	(0.25)	(0.03)	—	(0.28)	$9.62	(1.54)%	0.90%(5)	1.16%(5)	4.25%(5)	3.99%(5)	98%	$3,371
2018(6)	$10.29	0.32	(0.21)	0.11	(0.33)	(0.01)	—	(0.34)	$10.06	1.16%	0.91%(5)	1.15%(5)	4.74%(5)	4.50%(5)	152%	$2,434
2017	$9.69	0.41	0.64	1.05	(0.45)	—	—	(0.45)	$10.29	11.08%	0.83%	1.16%	4.04%	3.71%	209%	$2,200
2016	$9.40	0.42	0.28	0.70	(0.41)	—	—	(0.41)	$9.69	7.65%	0.86%	1.17%	4.25%	3.94%	195%	$2,400
2015	$10.00	0.38	(0.58)	(0.20)	(0.37)	—	(0.03)	(0.40)	$9.40	(2.08)%	0.84%	1.16%	3.83%	3.51%	127%	$1,647
C Class
2019(4)	$10.06	0.17	(0.38)	(0.21)	(0.21)	(0.03)	—	(0.24)	$9.61	(2.00)%	1.65%(5)	1.91%(5)	3.50%(5)	3.24%(5)	98%	$4,582
2018(6)	$10.28	0.27	(0.20)	0.07	(0.28)	(0.01)	—	(0.29)	$10.06	0.78%	1.66%(5)	1.90%(5)	3.99%(5)	3.75%(5)	152%	$3,412
2017	$9.69	0.33	0.64	0.97	(0.38)	—	—	(0.38)	$10.28	10.16%	1.58%	1.91%	3.29%	2.96%	209%	$2,350
2016	$9.40	0.35	0.28	0.63	(0.34)	—	—	(0.34)	$9.69	6.83%	1.61%	1.92%	3.50%	3.19%	195%	$1,765
2015	$10.00	0.31	(0.58)	(0.27)	(0.31)	—	(0.02)	(0.33)	$9.40	(2.79)%	1.59%	1.91%	3.08%	2.76%	127%	$1,570
R Class
2019(4)	$10.06	0.20	(0.38)	(0.18)	(0.23)	(0.03)	—	(0.26)	$9.62	(1.66)%	1.15%(5)	1.41%(5)	4.00%(5)	3.74%(5)	98%	$1,950
2018(6)	$10.29	0.30	(0.20)	0.10	(0.32)	(0.01)	—	(0.33)	$10.06	1.00%	1.16%(5)	1.40%(5)	4.49%(5)	4.25%(5)	152%	$1,978
2017	$9.69	0.38	0.65	1.03	(0.43)	—	—	(0.43)	$10.29	10.81%	1.08%	1.41%	3.79%	3.46%	209%	$1,950
2016	$9.40	0.40	0.28	0.68	(0.39)	—	—	(0.39)	$9.69	7.37%	1.11%	1.42%	4.00%	3.69%	195%	$1,730
2015	$10.00	0.36	(0.58)	(0.22)	(0.35)	—	(0.03)	(0.38)	$9.40	(2.32)%	1.09%	1.41%	3.58%	3.26%	127%	$1,580

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(4)	$10.07	0.23	(0.37)	(0.14)	(0.27)	(0.03)	—	(0.30)	$9.63	(1.31)%	0.45%(5)	0.71%(5)	4.70%(5)	4.44%(5)	98%	$5
2018(6)	$10.30	0.35	(0.21)	0.14	(0.36)	(0.01)	—	(0.37)	$10.07	1.45%	0.46%(5)	0.70%(5)	5.19%(5)	4.95%(5)	152%	$5
2017(7)	$10.06	0.24	0.27	0.51	(0.27)	—	—	(0.27)	$10.30	5.17%	0.38%(5)	0.71%(5)	3.66%(5)	3.33%(5)	209%(8)	$5
R6 Class
2019(4)	$10.07	0.24	(0.39)	(0.15)	(0.27)	(0.03)	—	(0.30)	$9.62	(1.34)%	0.30%(5)	0.56%(5)	4.85%(5)	4.59%(5)	98%	$1,987
2018(6)	$10.29	0.36	(0.20)	0.16	(0.37)	(0.01)	—	(0.38)	$10.07	1.65%	0.31%(5)	0.55%(5)	5.34%(5)	5.10%(5)	152%	$1,938
2017	$9.69	0.47	0.64	1.11	(0.51)	—	—	(0.51)	$10.29	11.73%	0.23%	0.56%	4.64%	4.31%	209%	$1,907
2016	$9.40	0.48	0.28	0.76	(0.47)	—	—	(0.47)	$9.69	8.30%	0.26%	0.57%	4.85%	4.54%	195%	$1,707
2015	$10.00	0.44	(0.58)	(0.14)	(0.43)	—	(0.03)	(0.46)	$9.40	(1.51)%	0.24%	0.56%	4.43%	4.11%	127%	$1,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended January 31, 2019 (unaudited).

(5)	Annualized.

(6)	December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

42

Notes

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92643 1903

Semiannual Report

January 31, 2019

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2019
Top Ten Common Stocks	% of net assets
Microsoft Corp.	1.5%
Alphabet, Inc., Class A	1.4%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.2%
Facebook, Inc., Class A	0.8%
Visa, Inc., Class A	0.8%
JPMorgan Chase & Co.	0.7%
Boeing Co. (The)	0.7%
Verizon Communications, Inc.	0.6%
Medtronic plc	0.6%

Geographic Composition of Common Stocks	% of net assets
United States	53.2%
United Kingdom	3.4%
Japan	3.0%
China	2.0%
Other Countries	16.4%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.1 years
Average Duration (effective)	5.3 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	53.2%
Foreign Common Stocks*	24.8%
Corporate Bonds	8.0%
U.S. Treasury Securities	3.1%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Sovereign Governments and Agencies	1.5%
Asset-Backed Securities	1.4%
Collateralized Mortgage Obligations	1.2%
Collateralized Loan Obligations	0.9%
Commercial Mortgage-Backed Securities	0.6%
Exchange-Traded Funds	0.6%
Municipal Securities	0.5%
Affiliated Funds	0.5%
Commercial Paper	0.1%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(0.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$959.40	$5.43	1.10%
I Class	$1,000	$961.30	$4.45	0.90%
A Class	$1,000	$958.60	$6.66	1.35%
C Class	$1,000	$954.80	$10.35	2.10%
R Class	$1,000	$957.10	$7.89	1.60%
R5 Class	$1,000	$960.00	$4.45	0.90%
R6 Class	$1,000	$961.60	$3.71	0.75%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
I Class	$1,000	$1,020.67	$4.58	0.90%
A Class	$1,000	$1,018.40	$6.87	1.35%
C Class	$1,000	$1,014.62	$10.66	2.10%
R Class	$1,000	$1,017.14	$8.13	1.60%
R5 Class	$1,000	$1,020.67	$4.58	0.90%
R6 Class	$1,000	$1,021.43	$3.82	0.75%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 78.0%
Aerospace and Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.(1)	3,083	$121,686
Airbus SE	3,120	358,943
Astronics Corp.(1)	13	399
Boeing Co. (The)	13,033	5,025,785
Embraer SA ADR	59,149	1,258,691
Kratos Defense & Security Solutions, Inc.(1)	8,422	130,457
L3 Technologies, Inc.	4,326	851,703
Lockheed Martin Corp.	6,194	1,794,340
Mercury Systems, Inc.(1)	1,377	80,733
Raytheon Co.	7,897	1,301,110
Textron, Inc.	15,284	813,567
Thales SA	4,538	503,173
		12,240,587
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	211	18,309
Cia de Distribucion Integral Logista Holdings SA	3,670	94,728
United Parcel Service, Inc., Class B	8,050	848,470
XPO Logistics, Inc.(1)	6,149	373,736
		1,335,243
Airlines — 0.3%
Delta Air Lines, Inc.	11,150	551,145
Southwest Airlines Co.	30,223	1,715,457
		2,266,602
Auto Components — 0.6%
Aptiv plc	12,190	964,595
Balkrishna Industries Ltd.	6,633	75,672
BorgWarner, Inc.	30,701	1,255,671
Hyundai Mobis Co. Ltd.	6,928	1,402,407
Hyundai Wia Corp.	5,218	204,976
Ichikoh Industries Ltd.	16,800	92,771
Leoni AG	21,841	807,705
NOK Corp.	13,400	215,923
		5,019,720
Automobiles — 1.5%
Astra International Tbk PT	507,600	307,759
Brilliance China Automotive Holdings Ltd.	270,000	254,267
Ford Otomotiv Sanayi AS	18,718	217,248
Geely Automobile Holdings Ltd.	119,000	201,077
Honda Motor Co. Ltd. ADR	47,106	1,416,477
Hyundai Motor Co.	14,746	1,717,016
Kia Motors Corp.	82,088	2,683,138

6

	Shares/ Principal Amount	Value
Mazda Motor Corp.	96,200	$1,060,482
Muangthai Capital PCL	255,600	389,148
Nissan Motor Co. Ltd.	236,500	2,013,054
Peugeot SA	15,480	390,590
Renault SA	11,473	813,966
Thor Industries, Inc.	6,173	401,986
		11,866,208
Banks — 6.7%
Banco Bradesco SA ADR	31,083	386,051
Bank Central Asia Tbk PT	170,400	343,701
Bank of America Corp.	132,746	3,779,279
Bank of Hawaii Corp.	14	1,083
Bank of NT Butterfield & Son Ltd. (The)	1,896	66,455
Bank OZK	2,142	64,988
Bank Rakyat Indonesia Persero Tbk PT	2,239,200	618,601
BankUnited, Inc.	9,324	315,244
Barclays plc	1,039,410	2,159,021
BB&T Corp.	71,749	3,501,351
BNP Paribas SA	28,921	1,359,153
Capitec Bank Holdings Ltd.	6,355	559,065
Central Pacific Financial Corp.	4,884	139,829
China Construction Bank Corp., H Shares	1,001,000	904,061
CIMB Group Holdings Bhd	209,780	288,296
Comerica, Inc.	9,111	717,400
Commerce Bancshares, Inc.	9,417	563,137
Commercial International Bank Egypt S.A.E.	40,531	190,344
Commercial International Bank Egypt S.A.E. GDR	21,529	104,501
Commerzbank AG(1)	247,217	1,771,345
Credicorp Ltd.	2,506	608,407
Erste Group Bank AG(1)	18,482	643,720
Fifth Third Bancorp	8,553	229,392
FinecoBank Banca Fineco SpA	14,020	152,330
First Abu Dhabi Bank PJSC	98,520	395,631
First Hawaiian, Inc.	37,207	957,336
Glacier Bancorp, Inc.	2,055	86,680
Hana Financial Group, Inc.	36,221	1,305,840
HDFC Bank Ltd.	38,166	1,118,822
Hilltop Holdings, Inc.	7,316	134,688
Home BancShares, Inc.	18,726	342,873
Independent Bank Corp.	880	19,501
Industrial & Commercial Bank of China Ltd., H Shares	1,119,770	874,226
Itau Unibanco Holding SA ADR	79,057	841,167
JPMorgan Chase & Co.	54,223	5,612,081
Kasikornbank PCL NVDR	70,500	452,303
KBC Group NV	8,470	574,893
LegacyTexas Financial Group, Inc.	5,468	217,845
M&T Bank Corp.	4,295	706,699

7

	Shares/ Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.	258,000	$1,388,285
Moneta Money Bank AS	63,360	215,422
Origin Bancorp, Inc.	3,778	128,716
OTP Bank Nyrt	14,272	588,516
PNC Financial Services Group, Inc. (The)	15,290	1,875,624
Prosperity Bancshares, Inc.	4,517	321,339
Sberbank of Russia PJSC ADR (London)	33,633	457,018
Seacoast Banking Corp. of Florida(1)	2,977	81,927
Signature Bank	1,945	247,618
Societe Generale SA	16,611	517,097
South State Corp.	1,366	90,634
Standard Chartered plc (Hong Kong)	6,200	50,868
Standard Chartered plc (London)	234,895	1,894,103
Sumitomo Mitsui Financial Group, Inc.	21,200	788,245
SunTrust Banks, Inc.	28,070	1,667,919
Swedbank AB, A Shares	26,640	604,174
Texas Capital Bancshares, Inc.(1)	4,679	272,645
U.S. Bancorp	58,390	2,987,232
UMB Financial Corp.	14,975	963,791
UniCredit SpA	44,721	516,882
United Community Banks, Inc.	398	10,237
Valley National Bancorp	34,849	352,323
Wells Fargo & Co.	37,699	1,843,858
Westamerica Bancorporation	9,633	603,604
		51,575,416
Beverages — 1.0%
Brown-Forman Corp., Class B	5,578	263,561
China Resources Beer Holdings Co. Ltd.	84,000	294,661
Coca-Cola Co. (The)	28,412	1,367,470
Coca-Cola HBC AG(1)	15,440	518,502
Constellation Brands, Inc., Class A	3,572	620,314
Diageo plc	33,350	1,271,680
Fevertree Drinks plc	4,350	146,961
Kweichow Moutai Co. Ltd., A Shares	1,200	125,288
MGP Ingredients, Inc.	2,002	143,724
Molson Coors Brewing Co., Class B	4,650	309,736
Monster Beverage Corp.(1)	11,330	648,529
PepsiCo, Inc.	10,097	1,137,629
Treasury Wine Estates Ltd.	63,870	717,459
		7,565,514
Biotechnology — 1.7%
AbbVie, Inc.	20,547	1,649,719
Abcam plc	1,195	20,799
Acceleron Pharma, Inc.(1)	1,433	60,759
Adamas Pharmaceuticals, Inc.(1)	2,509	22,581
Aimmune Therapeutics, Inc.(1)	1,927	45,323
Alder Biopharmaceuticals, Inc.(1)	2,151	30,286

8

	Shares/ Principal Amount	Value
Alexion Pharmaceuticals, Inc.(1)	1,880	$231,165
Amgen, Inc.	9,435	1,765,383
Amicus Therapeutics, Inc.(1)	5,038	60,658
AnaptysBio, Inc.(1)	422	27,987
Arena Pharmaceuticals, Inc.(1)	1,902	87,435
Array BioPharma, Inc.(1)	25,301	472,370
Biogen, Inc.(1)	7,784	2,598,144
Blueprint Medicines Corp.(1)	825	59,474
Celgene Corp.(1)	7,458	659,735
CSL Ltd.	8,760	1,244,649
Exact Sciences Corp.(1)	2,475	222,948
Exelixis, Inc.(1)	9,481	223,467
FibroGen, Inc.(1)	1,313	74,513
Flexion Therapeutics, Inc.(1)	2,588	38,018
Galapagos NV(1)	2,015	207,823
Genomic Health, Inc.(1)	678	51,399
Global Blood Therapeutics, Inc.(1)	818	39,190
Halozyme Therapeutics, Inc.(1)	2,797	45,256
Heron Therapeutics, Inc.(1)	1,958	52,670
Immunomedics, Inc.(1)	22,894	338,602
Incyte Corp.(1)	2,809	226,377
Intercept Pharmaceuticals, Inc.(1)	397	47,910
Loxo Oncology, Inc.(1)	375	87,975
Medy-Tox, Inc.	509	239,297
MorphoSys AG(1)	1,710	184,194
PeptiDream, Inc.(1)	4,500	192,632
Principia Biopharma, Inc.(1)	1,245	37,736
Sage Therapeutics, Inc.(1)	287	40,923
Sarepta Therapeutics, Inc.(1)	3,770	526,707
Seattle Genetics, Inc.(1)	5,989	457,739
Ultragenyx Pharmaceutical, Inc.(1)	842	41,527
Vertex Pharmaceuticals, Inc.(1)	2,880	549,821
Viking Therapeutics, Inc.(1)	3,570	29,131
		12,992,322
Building Products — 0.4%
Allegion plc	5,406	464,159
CSW Industrials, Inc.(1)	2,209	114,095
Daikin Industries Ltd.	3,000	324,281
Fortune Brands Home & Security, Inc.	1,713	77,599
Gibraltar Industries, Inc.(1)	2,401	85,596
Johnson Controls International plc	53,825	1,817,670
Masco Corp.	4,973	161,175
PGT Innovations, Inc.(1)	4,235	70,470
Trex Co., Inc.(1)	1,393	97,176
		3,212,221
Capital Markets — 2.4%
Ameriprise Financial, Inc.	18,110	2,292,726

9

	Shares/ Principal Amount	Value
Ares Management Corp., Class A	17,723	$369,702
AURELIUS Equity Opportunities SE & Co. KGaA	2,140	91,616
B3 SA - Brasil Bolsa Balcao	53,700	463,352
Bank of New York Mellon Corp. (The)	35,420	1,853,174
BGC Partners, Inc., Class A	449	2,779
Blucora, Inc.(1)	904	26,677
Brookfield Asset Management, Inc., Class A	2,671	114,935
Burford Capital Ltd.	12,746	307,287
Charles Schwab Corp. (The)	13,443	628,729
Credit Suisse Group AG(1)	136,631	1,655,972
Deutsche Boerse AG	5,200	692,065
Donnelley Financial Solutions, Inc.(1)	13,706	200,656
Euronext NV	3,740	230,877
Hamilton Lane, Inc., Class A	1,864	67,607
Houlihan Lokey, Inc.	1,857	82,154
IG Group Holdings plc	12,280	102,339
Interactive Brokers Group, Inc., Class A	3,141	158,306
Intermediate Capital Group plc	16,760	223,637
Invesco Ltd.	112,132	2,043,045
London Stock Exchange Group plc	19,620	1,179,535
LPL Financial Holdings, Inc.	19,200	1,351,104
MSCI, Inc.	2,904	494,464
Northern Trust Corp.	17,198	1,521,335
Partners Group Holding AG	380	261,496
S&P Global, Inc.	3,739	716,579
SEI Investments Co.	6,387	303,638
State Street Corp.	6,525	462,623
TD Ameritrade Holding Corp.	6,262	350,359
		18,248,768
Chemicals — 0.7%
Akzo Nobel NV(1)	1,635	141,320
CF Industries Holdings, Inc.	12,604	550,165
Chr Hansen Holding A/S	7,700	730,150
DowDuPont, Inc.	16,710	899,165
Ferro Corp.(1)	4,689	78,166
Innophos Holdings, Inc.	5,947	177,815
KH Neochem Co. Ltd.	6,200	145,312
Mexichem SAB de CV	132,129	353,846
Minerals Technologies, Inc.	4,154	243,300
Nutrien Ltd.	6,060	313,942
PolyOne Corp.	2,247	72,735
Scotts Miracle-Gro Co. (The)	6	446
Sherwin-Williams Co. (The)	27	11,381
Sika AG	2,675	353,284
Symrise AG	10,820	899,226
Tokai Carbon Co. Ltd.	14,000	191,546
Umicore SA	8,130	343,044

10

	Shares/ Principal Amount	Value
Valvoline, Inc.	3,906	$86,362
WR Grace & Co.	1,885	133,854
		5,725,059
Commercial Services and Supplies — 1.0%
Advanced Disposal Services, Inc.(1)	4,843	122,044
Babcock International Group plc	301,219	2,098,566
Brink's Co. (The)	4,060	300,643
Casella Waste Systems, Inc., Class A(1)	3,705	111,595
Ceco Environmental Corp.(1)	8,142	56,017
Charah Solutions, Inc.(1)	10,493	75,130
Clean Harbors, Inc.(1)	1,938	114,749
Cleanaway Waste Management Ltd.	149,180	196,180
Deluxe Corp.	2,978	139,877
Edenred	5,520	224,136
Emerald Expositions Events, Inc.	4,915	69,793
Healthcare Services Group, Inc.	3,224	140,631
HomeServe plc	17,900	221,722
MSA Safety, Inc.	4,434	444,198
Multi-Color Corp.	113	5,260
Rentokil Initial plc	45,090	199,535
Republic Services, Inc.	20,268	1,554,758
Waste Management, Inc.	19,714	1,886,038
		7,960,872
Communications Equipment — 0.6%
AudioCodes Ltd.	598	8,372
Casa Systems, Inc.(1)	8,213	95,599
Cisco Systems, Inc.	68,321	3,230,900
Lumentum Holdings, Inc.(1)	607	29,688
Quantenna Communications, Inc.(1)	4,609	68,859
Telefonaktiebolaget LM Ericsson, B Shares	78,630	700,326
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	74,500	232,772
		4,366,516
Construction and Engineering — 0.2%
Badger Daylighting Ltd.	1,860	49,489
Dycom Industries, Inc.(1)	5,339	309,929
Hazama Ando Corp.	36,200	240,148
Jacobs Engineering Group, Inc.	10,935	708,588
Larsen & Toubro Ltd.	11,639	215,225
SHO-BOND Holdings Co. Ltd.	2,100	148,333
Valmont Industries, Inc.	376	48,504
		1,720,216
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	34,000	183,987
Cemex SAB de CV ADR(1)	87,630	476,707
China Resources Cement Holdings Ltd.	110,000	111,331
CRH plc	21,207	610,610
11

	Shares/ Principal Amount	Value
POSCO Chemtech Co. Ltd.	5,004	$268,742
Taiwan Cement Corp.	280,300	347,055
Taiwan Cement Corp. Preference Shares(1)	18,866	31,258
Vulcan Materials Co.	7,075	719,174
Wienerberger AG	13,050	292,934
		3,041,798
Consumer Finance — 0.6%
American Express Co.	21,955	2,254,778
Bharat Financial Inclusion Ltd.(1)	32,952	440,923
Capital One Financial Corp.	5,438	438,248
Curo Group Holdings Corp.(1)	1,949	24,363
Discover Financial Services	14,709	992,710
Green Dot Corp., Class A(1)	1,386	102,592
Synchrony Financial	16,974	509,899
		4,763,513
Containers and Packaging — 0.7%
Ball Corp.	20,428	1,067,976
Berry Global Group, Inc.(1)	2,319	114,211
Graphic Packaging Holding Co.	88,341	1,066,276
Rengo Co. Ltd.	11,600	101,205
RPC Group plc	22,717	236,890
Silgan Holdings, Inc.	9,666	266,975
Sonoco Products Co.	13,643	785,564
Westrock Co.	36,108	1,469,957
		5,109,054
Distributors — 0.1%
Genuine Parts Co.	4,078	407,066
Pool Corp.	591	88,597
		495,663
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	900	104,211
Chegg, Inc.(1)	3,420	120,452
Graham Holdings Co., Class B	208	138,320
New Oriental Education & Technology Group, Inc. ADR(1)	6,774	521,869
TAL Education Group ADR(1)	13,894	431,131
		1,315,983
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	4,907	1,008,585
Chailease Holding Co. Ltd.	164,820	619,439
Compass Diversified Holdings	23,453	354,844
		1,982,868
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	6,614	198,817
Cellnex Telecom SA(1)	22,937	646,003
Koninklijke KPN NV	109,290	336,718
Telekomunikasi Indonesia Persero Tbk PT	2,239,600	623,961
Verizon Communications, Inc.	83,593	4,602,631

12

	Shares/ Principal Amount	Value
Vonage Holdings Corp.(1)	341	$3,106
		6,411,236
Electric Utilities — 0.8%
Edison International	6,326	360,392
Eversource Energy	20,855	1,447,545
OGE Energy Corp.	14,943	611,916
Pinnacle West Capital Corp.	16,040	1,413,445
Xcel Energy, Inc.	46,271	2,422,750
		6,256,048
Electrical Equipment — 0.9%
AMETEK, Inc.	15,191	1,107,424
AZZ, Inc.	430	19,242
Eaton Corp. plc	19,220	1,465,525
Emerson Electric Co.	8,010	524,415
Hubbell, Inc.	12,935	1,414,184
Melrose Industries plc	218,010	483,372
nVent Electric plc	18,056	451,761
Rockwell Automation, Inc.	429	72,724
Schneider Electric SE	6,451	459,598
Signify NV	47,537	1,178,848
		7,177,093
Electronic Equipment, Instruments and Components — 1.2%
Anritsu Corp.	39,700	703,319
Avnet, Inc.	4,398	181,198
Barco NV	1,630	199,310
Belden, Inc.	4,400	235,884
CDW Corp.	21,378	1,780,146
Chroma ATE, Inc.	48,000	192,423
Coherent, Inc.(1)	1,485	175,527
Dolby Laboratories, Inc., Class A	1,862	120,341
Electrocomponents plc	28,040	199,890
FLIR Systems, Inc.	335	16,375
Hexagon AB, B Shares	11,990	585,085
Isra Vision AG	3,060	103,157
Keyence Corp.	1,500	770,608
Keysight Technologies, Inc.(1)	17,075	1,263,891
National Instruments Corp.	6,574	290,702
Samsung Electro-Mechanics Co. Ltd.	2,560	249,508
Sunny Optical Technology Group Co. Ltd.	20,800	209,139
TE Connectivity Ltd.	21,242	1,719,540
Tech Data Corp.(1)	3,266	312,328
Zebra Technologies Corp., Class A(1)	264	45,830
		9,354,201
Energy Equipment and Services — 0.9%
Baker Hughes a GE Co.	66,477	1,566,863
C&J Energy Services, Inc.(1)	1,208	19,413
Dril-Quip, Inc.(1)	2,072	77,576

13

	Shares/ Principal Amount	Value
Halliburton Co.	50,887	$1,595,816
Liberty Oilfield Services, Inc., Class A	1,304	19,834
Modec, Inc.	9,600	214,943
National Oilwell Varco, Inc.	11,476	338,312
NCS Multistage Holdings, Inc.(1)	5,778	32,703
Schlumberger Ltd.	49,180	2,174,248
Seadrill Ltd.(1)	7,790	66,994
Tecnicas Reunidas SA	25,851	660,500
		6,767,202
Entertainment — 0.9%
Activision Blizzard, Inc.	13,298	628,198
Electronic Arts, Inc.(1)	18,640	1,719,354
Entertainment One Ltd.	65,334	338,183
Liberty Media Corp-Liberty Formula One, Class C(1)	5,465	171,437
Netflix, Inc.(1)	3,523	1,196,059
Spotify Technology SA(1)	1,320	178,794
Take-Two Interactive Software, Inc.(1)	12,098	1,276,944
Ubisoft Entertainment SA(1)	10,234	910,695
Vivendi SA	16,810	428,558
Walt Disney Co. (The)	195	21,746
World Wrestling Entertainment, Inc., Class A	1,830	150,682
Zynga, Inc., Class A(1)	19,023	85,223
		7,105,873
Equity Real Estate Investment Trusts (REITs) — 3.7%
Advance Residence Investment Corp.	66	195,329
Agree Realty Corp.	4,860	320,906
Alexandria Real Estate Equities, Inc.	4,817	634,447
American Campus Communities, Inc.	4,558	209,759
American Tower Corp.	1,291	223,136
Americold Realty Trust	12,422	364,213
Boston Properties, Inc.	4,959	653,943
Brandywine Realty Trust	7,922	119,226
Brixmor Property Group, Inc.	54,122	927,110
Camden Property Trust	5,580	540,981
Canadian Apartment Properties REIT	4,561	162,453
CapitaLand Commercial Trust	70,000	97,817
CareTrust REIT, Inc.	9,090	199,798
Charter Hall Group	59,363	355,376
Community Healthcare Trust, Inc.	2,069	68,318
Duke Realty Corp.	8,064	235,791
Empire State Realty Trust, Inc., Class A	14,665	226,721
Equinix, Inc.	276	108,744
Equity Residential	14,337	1,040,293
Extra Space Storage, Inc.	1,877	185,091
Federal Realty Investment Trust	2,413	319,891
Fibra Uno Administracion SA de CV	1,474,275	2,026,119
First Industrial Realty Trust, Inc.	4,980	162,946

14

	Shares/ Principal Amount	Value
Gaming and Leisure Properties, Inc.	18,551	$695,663
Gecina SA	3,497	513,991
GEO Group, Inc. (The)	17,684	398,774
GLP J-Reit	253	268,760
Goodman Group	59,689	506,408
HCP, Inc.	18,215	574,501
Healthcare Trust of America, Inc., Class A	14,958	425,106
Highwoods Properties, Inc.	1,341	59,433
Host Hotels & Resorts, Inc.	23,032	415,958
Hudson Pacific Properties, Inc.	5,128	166,506
Inmobiliaria Colonial Socimi SA	39,022	399,175
Invitation Homes, Inc.	6,588	148,164
Japan Hotel REIT Investment Corp.	337	258,397
Kite Realty Group Trust	11,628	193,374
Lexington Realty Trust	8,256	79,340
Link REIT	39,500	433,189
Mapletree Commercial Trust	114,500	149,727
MedEquities Realty Trust, Inc.	7,702	89,112
Medical Properties Trust, Inc.	2,056	37,419
MGM Growth Properties LLC, Class A	19,153	593,743
National Health Investors, Inc.	1,005	83,676
Northview Apartment Real Estate Investment Trust	6,246	126,826
Orix JREIT, Inc.	463	808,995
Piedmont Office Realty Trust, Inc., Class A	24,686	477,921
Prologis, Inc.	10,081	697,202
PS Business Parks, Inc.	767	111,361
Regency Centers Corp.	5,615	364,975
Rexford Industrial Realty, Inc.	6,847	230,059
RLJ Lodging Trust	2,297	42,609
Ryman Hospitality Properties, Inc.	2,681	215,418
Sabra Health Care REIT, Inc.	4,699	96,518
Safestore Holdings plc	23,909	181,014
SBA Communications Corp.(1)	17,424	3,180,403
Segro plc	48,641	413,021
Simon Property Group, Inc.	3,471	632,139
STORE Capital Corp.	11,075	357,944
Summit Hotel Properties, Inc.	5,540	61,882
Sun Communities, Inc.	5,612	616,815
Tanger Factory Outlet Centers, Inc.	755	17,176
UDR, Inc.	12,675	554,531
UNITE Group plc (The)	29,220	349,071
Urstadt Biddle Properties, Inc., Class A	1,766	37,828
Weingarten Realty Investors	3,553	101,936
Welltower, Inc.	6,580	509,884
Weyerhaeuser Co.	88,090	2,311,482
		28,365,834

15

	Shares/ Principal Amount	Value
Food and Staples Retailing — 0.8%
Ain Holdings, Inc.	1,900	$138,898
Alimentation Couche-Tard, Inc., B Shares	7,210	391,681
BIM Birlesik Magazalar AS	19,946	348,617
Cosmos Pharmaceutical Corp.	1,300	249,223
Costco Wholesale Corp.	1,721	369,378
CP ALL PCL	149,500	372,396
Future Retail Ltd.(1)	40,430	243,705
President Chain Store Corp.	45,000	477,620
Sysco Corp.	15,294	976,522
US Foods Holding Corp.(1)	18,136	611,546
Wal-Mart de Mexico SAB de CV	203,353	534,164
Walgreens Boots Alliance, Inc.	5,931	428,574
Walmart, Inc.	10,443	1,000,753
		6,143,077
Food Products — 1.4%
a2 Milk Co. Ltd.(1)	23,520	207,220
Associated British Foods plc	18,020	564,605
Conagra Brands, Inc.	56,767	1,228,438
Danone SA	13,420	976,043
General Mills, Inc.	23,522	1,045,318
Hain Celestial Group, Inc. (The)(1)	4,794	87,874
Hostess Brands, Inc.(1)	3,671	42,180
J.M. Smucker Co. (The)	2,809	294,608
Kellogg Co.	12,924	762,645
Kerry Group plc, A Shares	5,250	536,661
Mondelez International, Inc., Class A	69,547	3,217,244
Nestle India Ltd.	1,320	214,215
Nomad Foods Ltd.(1)	7,570	138,758
Orion Corp/Republic of Korea	3,237	331,497
Orkla ASA	95,011	765,584
TreeHouse Foods, Inc.(1)	375	21,885
		10,434,775
Gas Utilities — 0.2%
Atmos Energy Corp.	4,041	394,523
China Gas Holdings Ltd.	113,000	363,787
Rubis SCA	2,500	149,075
Spire, Inc.	5,368	426,058
		1,333,443
Health Care Equipment and Supplies — 2.9%
ABIOMED, Inc.(1)	695	243,994
Align Technology, Inc.(1)	3,002	747,348
Boston Scientific Corp.(1)	20,176	769,714
Danaher Corp.	10,208	1,132,271
DexCom, Inc.(1)	1,278	180,236
Edwards Lifesciences Corp.(1)	7,259	1,237,079
Elekta AB, B Shares	19,809	264,843

16

	Shares/ Principal Amount	Value
Haemonetics Corp.(1)	6,412	$634,211
Hill-Rom Holdings, Inc.	5,206	520,704
Hologic, Inc.(1)	21,452	952,469
Hoya Corp.	8,300	480,585
ICU Medical, Inc.(1)	3,330	828,504
IDEXX Laboratories, Inc.(1)	776	165,117
Insulet Corp.(1)	6,828	554,365
Integer Holdings Corp.(1)	6,151	498,169
Intuitive Surgical, Inc.(1)	1,295	678,114
Masimo Corp.(1)	7,053	877,323
Medtronic plc	48,213	4,261,547
Merit Medical Systems, Inc.(1)	2,271	128,380
Nihon Kohden Corp.	4,500	141,147
NuVasive, Inc.(1)	2,217	111,160
OrthoPediatrics Corp.(1)	1,591	57,706
Penumbra, Inc.(1)	1,701	247,513
Siemens Healthineers AG(1)	8,084	318,531
STERIS plc	5,325	607,369
Straumann Holding AG	660	478,714
Surmodics, Inc.(1)	287	16,436
Sysmex Corp.	6,400	356,162
Terumo Corp.	10,600	604,497
Varian Medical Systems, Inc.(1)	339	44,758
Zimmer Biomet Holdings, Inc.	36,657	4,016,141
		22,155,107
Health Care Providers and Services — 1.7%
Amedisys, Inc.(1)	3,815	500,375
Amplifon SpA	13,989	250,613
Cardinal Health, Inc.	16,290	814,011
Centene Corp.(1)	480	62,674
Encompass Health Corp.	1,372	91,704
Ensign Group, Inc. (The)	3,405	148,356
HealthEquity, Inc.(1)	1,755	109,407
Henry Schein, Inc.(1)	5,514	428,438
Korian SA	5,790	206,236
LHC Group, Inc.(1)	3,093	327,023
McKesson Corp.	11,794	1,512,580
NMC Health plc	16,131	545,479
PetIQ, Inc.(1)	3,206	97,527
Providence Service Corp. (The)(1)	2,544	163,172
Quest Diagnostics, Inc.	23,391	2,043,204
R1 RCM, Inc.(1)	18,145	147,337
Solasto Corp.	11,700	110,542
UnitedHealth Group, Inc.	11,568	3,125,674
WellCare Health Plans, Inc.(1)	8,236	2,277,089
		12,961,441

17

	Shares/ Principal Amount	Value
Health Care Technology — 0.2%
Cerner Corp.(1)	25,075	$1,376,868
Computer Programs & Systems, Inc.	323	8,476
HealthStream, Inc.	714	17,964
Inspire Medical Systems, Inc.(1)	1,553	83,287
Teladoc Health, Inc.(1)	2,362	151,641
		1,638,236
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	17,018	979,896
Chipotle Mexican Grill, Inc.(1)	1,362	721,329
Churchill Downs, Inc.	1,791	164,736
Compass Group plc	28,718	614,432
Dalata Hotel Group plc	30,560	199,931
Darden Restaurants, Inc.	14,463	1,517,603
Domino's Pizza, Inc.	2,809	796,998
Hilton Worldwide Holdings, Inc.	3,917	291,738
Huazhu Group Ltd. ADR	15,800	501,650
Jubilant Foodworks Ltd.	11,493	204,859
Las Vegas Sands Corp.	7,194	419,842
Melco International Development Ltd.	118,000	279,097
Minor International PCL	285,700	355,302
Planet Fitness, Inc., Class A(1)	7,584	439,265
Red Robin Gourmet Burgers, Inc.(1)	3,501	111,962
Red Rock Resorts, Inc., Class A	19,323	490,418
Royal Caribbean Cruises Ltd.	11,043	1,325,712
Ruth's Hospitality Group, Inc.	1,166	26,935
Sodexo SA	4,597	479,088
SSP Group plc	16,390	143,375
Starbucks Corp.	11,324	771,617
Texas Roadhouse, Inc.	1,536	93,450
		10,929,235
Household Durables — 0.7%
Cavco Industries, Inc.(1)	501	83,311
Haier Electronics Group Co. Ltd.(1)	96,000	276,945
Haseko Corp.	113,900	1,261,870
Iida Group Holdings Co. Ltd.	71,800	1,307,153
NVR, Inc.(1)	192	510,720
PlayAGS, Inc.(1)	6,079	152,340
Pressance Corp.	15,300	208,284
PulteGroup, Inc.	17,067	474,633
Sony Corp.	11,200	563,329
Token Corp.	6,300	370,898
TopBuild Corp.(1)	2,232	117,872
		5,327,355
Household Products — 0.8%
Central Garden & Pet Co., Class A(1)	3,171	112,951
Church & Dwight Co., Inc.	5,276	340,882

18

	Shares/ Principal Amount	Value
Colgate-Palmolive Co.	14,580	$943,034
Kimberly-Clark Corp.	4,841	539,191
Pigeon Corp.	3,600	141,030
Procter & Gamble Co. (The)	34,749	3,352,236
Spectrum Brands Holdings, Inc.	4,185	233,858
Unicharm Corp.	16,400	505,610
		6,168,792
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	33,154	543,394
NRG Energy, Inc.	22,504	920,639
		1,464,033
Industrial Conglomerates — 0.4%
General Electric Co.	42,420	430,987
Honeywell International, Inc.	2,499	358,931
Rheinmetall AG	2,349	243,583
Roper Technologies, Inc.	2,851	807,574
Siemens AG	8,220	901,229
		2,742,304
Insurance — 2.1%
Aegon NV	402,684	2,072,023
Aflac, Inc.	26,726	1,274,830
AIA Group Ltd.	164,800	1,480,999
AMERISAFE, Inc.	2,865	170,210
Arthur J. Gallagher & Co.	2,326	173,775
ASR Nederland NV	6,620	279,867
Axis Capital Holdings Ltd.	2,851	152,671
Beazley plc	5,606	36,364
Brown & Brown, Inc.	10,683	290,150
Chubb Ltd.	22,364	2,975,530
Discovery Ltd.	26,463	319,256
Goosehead Insurance, Inc., Class A(1)	2,682	77,081
Hanover Insurance Group, Inc. (The)	945	107,768
Hartford Financial Services Group, Inc. (The)	21,025	986,493
James River Group Holdings Ltd.	2,000	77,140
Kemper Corp.	1,529	114,950
Kinsale Capital Group, Inc.	1,451	84,158
NN Group NV	19,720	835,131
Ping An Insurance Group Co. of China Ltd., H Shares	78,000	762,277
ProAssurance Corp.	6,392	272,683
Progressive Corp. (The)	21,178	1,425,068
Reinsurance Group of America, Inc.	3,705	535,187
RenaissanceRe Holdings Ltd.	1,447	199,729
Torchmark Corp.	2,340	195,998
Travelers Cos., Inc. (The)	11,053	1,387,594
Trupanion, Inc.(1)	2,764	73,384
		16,360,316

19

	Shares/ Principal Amount	Value
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	9,888	$11,132,800
Facebook, Inc., Class A(1)	38,803	6,468,072
Tencent Holdings Ltd.	70,900	3,189,990
Twitter, Inc.(1)	39,737	1,333,574
Yandex NV, A Shares(1)	28,367	952,564
		23,077,000
Internet and Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. ADR(1)	15,393	2,593,567
Amazon.com, Inc.(1)	5,991	10,296,912
Baozun, Inc. ADR(1)	8,379	299,968
eBay, Inc.(1)	36,923	1,242,459
Etsy, Inc.(1)	2,632	143,839
Expedia Group, Inc.	4,551	542,707
Stamps.com, Inc.(1)	5	930
Takeaway.com NV(1)	1,514	96,048
		15,216,430
IT Services — 2.4%
Accenture plc, Class A	64	9,827
Afterpay Touch Group Ltd.(1)	13,488	157,170
Akamai Technologies, Inc.(1)	13,287	864,984
Amadeus IT Group SA	9,280	674,210
Booz Allen Hamilton Holding Corp.	24,665	1,211,791
Endurance International Group Holdings, Inc.(1)	1,255	10,166
EVERTEC, Inc.	7,088	196,125
Evo Payments, Inc., Class A(1)	1,792	45,069
Fidelity National Information Services, Inc.	1,495	156,272
Fiserv, Inc.(1)	6,647	551,236
FleetCor Technologies, Inc.(1)	5,946	1,199,962
GDS Holdings Ltd. ADR(1)	20,522	582,825
GMO Payment Gateway, Inc.	4,700	244,378
International Business Machines Corp.	996	133,882
InterXion Holding NV(1)	17,069	1,024,823
Keywords Studios plc	8,327	130,397
MasterCard, Inc., Class A	757	159,825
MAXIMUS, Inc.	1,216	85,278
NEXTDC Ltd.(1)	73,431	366,827
NIC, Inc.	698	11,447
Obic Co. Ltd.	3,600	339,998
Pagseguro Digital Ltd., Class A(1)	12,989	280,173
PayPal Holdings, Inc.(1)	16,979	1,507,056
Presidio, Inc.	7,641	121,721
Sabre Corp.	3,073	70,618
Solutions 30 SE(1)	17,136	219,745
Square, Inc., Class A(1)	10,886	776,716
Tata Consultancy Services Ltd.	13,961	396,902
VeriSign, Inc.(1)	2,685	454,490

20

	Shares/ Principal Amount	Value
Visa, Inc., Class A	42,686	$5,763,037
Worldline SA(1)	950	50,906
Worldpay, Inc., Class A(1)	8,218	686,039
		18,483,895
Leisure Products — 0.1%
BRP, Inc.	5,065	145,788
Brunswick Corp.	752	37,841
Malibu Boats, Inc., Class A(1)	1,840	74,612
Thule Group AB	9,050	184,911
		443,152
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	17,038	1,295,740
Eurofins Scientific SE	1,210	488,553
ICON plc(1)	1,450	202,826
Illumina, Inc.(1)	3,548	992,695
Lonza Group AG(1)	3,980	1,051,750
NeoGenomics, Inc.(1)	4,934	82,003
PRA Health Sciences, Inc.(1)	1,061	112,434
QIAGEN NV(1)	8,242	305,201
Siegfried Holding AG(1)	790	278,580
Thermo Fisher Scientific, Inc.	6,215	1,526,839
		6,336,621
Machinery — 1.5%
Ashok Leyland Ltd.	24,156	27,641
Atlas Copco AB, A Shares	7,720	200,835
Atlas Copco AB, B Shares	73,368	1,751,479
Caterpillar, Inc.	9,653	1,285,393
Chart Industries, Inc.(1)	1,677	125,272
Cummins, Inc.	12,665	1,863,148
Doosan Infracore Co. Ltd.(1)	29,914	234,956
EnPro Industries, Inc.	3,981	262,945
Epiroc AB, A Shares(1)	47,641	458,310
Gardner Denver Holdings, Inc.(1)	2,775	68,459
Georg Fischer AG	190	168,276
Global Brass & Copper Holdings, Inc.	7,899	238,866
Graham Corp.	494	11,066
Hyundai Heavy Industries Co. Ltd.(1)	4,655	581,897
IMI plc	45,393	570,220
Ingersoll-Rand plc	9,562	956,582
ITT, Inc.	1,739	91,402
John Bean Technologies Corp.	830	65,935
Kennametal, Inc.	3,305	124,202
Lydall, Inc.(1)	116	3,076
Milacron Holdings Corp.(1)	9,083	125,890
Nabtesco Corp.	6,800	179,148
PACCAR, Inc.	5,465	358,067
Parker-Hannifin Corp.	3,776	622,323

21

	Shares/ Principal Amount	Value
Tadano Ltd.	16,700	$189,509
Timken Co. (The)	3,041	129,516
Tsubakimoto Chain Co.	5,000	184,645
Valmet Oyj	4,370	98,357
WABCO Holdings, Inc.(1)	4,622	527,971
		11,505,386
Marine — 0.1%
Kirby Corp.(1)	5,612	420,395
Media — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA	50,602	245,669
Entravision Communications Corp., Class A	37,212	146,615
Naspers Ltd., N Shares	4,726	1,093,618
Nippon Television Holdings, Inc.	55,200	866,443
NOS SGPS SA	23,220	150,649
Townsquare Media, Inc., Class A	1,829	11,212
TV Asahi Holdings Corp.	18,100	334,522
		2,848,728
Metals and Mining — 0.3%
AMG Advanced Metallurgical Group NV	5,150	187,360
BHP Group Ltd.	15,580	396,776
KAZ Minerals plc	12,530	97,538
Kirkland Lake Gold Ltd.	9,580	308,190
Kumba Iron Ore Ltd.	5,701	145,750
Largo Resources Ltd.(1)	90,818	198,370
Northern Star Resources Ltd.	27,670	176,950
Sandfire Resources NL	13,610	69,321
SSAB AB, A Shares	25,570	101,122
Steel Dynamics, Inc.	20,370	745,338
Vale SA ADR	23,462	291,867
		2,718,582
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.	5,612	100,511
Granite Point Mortgage Trust, Inc.	1,128	22,018
		122,529
Multi-Utilities — 0.2%
Ameren Corp.	8,578	594,799
NorthWestern Corp.	13,695	875,247
		1,470,046
Multiline Retail — 0.7%
B&M European Value Retail SA	198,437	844,199
Don Quijote Holdings Co. Ltd.	8,600	499,848
Kohl's Corp.	11,392	782,516
Lojas Renner SA	45,200	563,885
Magazine Luiza SA	19,700	967,229
Target Corp.	19,481	1,422,113
		5,079,790

22

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 3.6%
Aker BP ASA	5,960	$197,927
Anadarko Petroleum Corp.	21,565	1,020,671
Callon Petroleum Co.(1)	9,867	80,317
Centennial Resource Development, Inc., Class A(1)	4,486	59,081
Chevron Corp.	27,375	3,138,544
Cimarex Energy Co.	6,810	513,065
CNOOC Ltd.	516,000	861,905
Concho Resources, Inc.(1)	12,239	1,466,722
ConocoPhillips	17,896	1,211,380
Continental Resources, Inc.(1)	11,994	553,763
CVR Energy, Inc.	10,152	407,603
Devon Energy Corp.	20,807	554,507
Earthstone Energy, Inc., Class A(1)	6,945	41,878
Eni SpA	96,885	1,640,937
EOG Resources, Inc.	1,795	178,064
EQT Corp.	38,024	740,327
Equitrans Midstream Corp.(1)	30,417	633,282
Extraction Oil & Gas, Inc.(1)	6,451	25,417
Exxon Mobil Corp.	9,168	671,831
Gazprom PJSC ADR	252,832	1,235,990
Gazprom PJSC	107,331	267,014
Gaztransport Et Technigaz SA	2,410	203,642
HollyFrontier Corp.	3,563	200,739
Imperial Oil Ltd.	8,920	253,082
Kelt Exploration Ltd.(1)	14,927	51,235
Lundin Petroleum AB	19,090	609,969
Matador Resources Co.(1)	2,024	39,468
Neste Oyj	7,740	709,550
Noble Energy, Inc.	46,381	1,036,151
Novatek PJSC GDR	5,291	971,995
PetroChina Co. Ltd., H Shares	1,298,000	834,748
Royal Dutch Shell plc, A Shares	28,333	877,230
Royal Dutch Shell plc, Class B ADR	9,420	591,576
Saras SpA	528,104	1,124,908
Surgutneftegas PJSC Preference Shares	2,518,514	1,563,304
TOTAL SA	8,070	442,823
TOTAL SA ADR	49,530	2,710,777
		27,721,422
Paper and Forest Products — 0.2%
Domtar Corp.	14,467	678,502
Duratex SA	94,000	315,464
Ence Energia y Celulosa SA	30,330	235,445
Louisiana-Pacific Corp.	3,134	76,407
		1,305,818
Personal Products — 0.4%
Cosmax, Inc.	3,181	361,693

23

	Shares/ Principal Amount	Value
Edgewell Personal Care Co.(1)	10,727	$423,180
Estee Lauder Cos., Inc. (The), Class A	3,400	463,828
Godrej Consumer Products Ltd.	43,640	435,619
Kose Corp.	600	88,153
Medifast, Inc.	1,644	209,183
Ontex Group NV	25,748	548,230
Shiseido Co. Ltd.	7,600	452,081
Unilever NV CVA	8,150	435,401
		3,417,368
Pharmaceuticals — 2.8%
Aerie Pharmaceuticals, Inc.(1)	1,258	59,151
Allergan plc	13,129	1,890,313
AstraZeneca plc	17,100	1,238,765
Bristol-Myers Squibb Co.	10,148	501,007
Catalent, Inc.(1)	4,442	164,043
Dechra Pharmaceuticals plc	3,710	115,246
Elanco Animal Health, Inc.(1)	15,291	446,191
Eli Lilly & Co.	2,388	286,226
Hikma Pharmaceuticals plc	8,810	186,285
Horizon Pharma plc(1)	8,048	172,952
Johnson & Johnson	31,249	4,158,617
Medicines Co. (The)(1)	1,424	32,909
Merck & Co., Inc.	29,356	2,184,967
Mylan NV(1)	11,998	359,340
Novartis AG	7,530	657,172
Novo Nordisk A/S, B Shares	11,478	538,294
Optinose, Inc.(1)	3,543	22,817
Pfizer, Inc.	97,349	4,132,465
Reata Pharmaceuticals, Inc., Class A(1)	612	48,819
Roche Holding AG	1,660	440,934
Sanofi	10,178	884,430
Sanofi ADR	39,739	1,726,660
Sawai Pharmaceutical Co. Ltd.	3,400	174,869
Zoetis, Inc.	17,314	1,491,774
		21,914,246
Professional Services — 1.0%
Applus Services SA	16,880	193,380
ASGN, Inc.(1)	10	630
BG Staffing, Inc.	1,144	29,481
Capita plc(1)	683,750	1,042,911
CoStar Group, Inc.(1)	1,687	659,178
Heidrick & Struggles International, Inc.	268	8,857
IHS Markit Ltd.(1)	11,369	590,279
InnerWorkings, Inc.(1)	24,435	112,157
Insperity, Inc.	580	61,874
Intertek Group plc	12,497	805,047
Kforce, Inc.	1,877	61,584

24

	Shares/ Principal Amount	Value
Korn Ferry	3,289	$149,978
Nihon M&A Center, Inc.	9,500	238,647
Outsourcing, Inc.	8,900	101,954
Recruit Holdings Co. Ltd.	24,200	647,626
Robert Half International, Inc.	17,827	1,148,594
Teleperformance	600	103,198
TransUnion	8,852	538,379
TrueBlue, Inc.(1)	226	5,512
Trust Tech, Inc.	5,800	172,661
Verisk Analytics, Inc.(1)	6,923	812,829
		7,484,756
Real Estate Management and Development — 0.9%
ADO Properties SA	2,728	163,530
Altus Group Ltd.	3,709	69,610
Aroundtown SA	72,408	640,117
Ayala Land, Inc.	783,000	667,839
CapitaLand Ltd.	98,400	243,517
Central Pattana PCL	7,700	19,683
China Overseas Land & Investment Ltd.	110,000	413,952
China Vanke Co. Ltd., H Shares	25,400	104,057
CK Asset Holdings Ltd.	51,000	432,636
Colliers International Group, Inc.	3,840	245,226
Corp. Inmobiliaria Vesta SAB de CV	73,892	103,522
Fabege AB	22,291	324,983
FirstService Corp.	1,332	108,216
Iguatemi Empresa de Shopping Centers SA	17,100	208,874
Jones Lang LaSalle, Inc.	891	127,778
KWG Group Holdings Ltd.(1)	245,000	240,717
Longfor Group Holdings Ltd.	87,000	269,060
Mitsui Fudosan Co. Ltd.	17,500	424,125
Newmark Group, Inc., Class A	208	2,174
Pakuwon Jati Tbk PT	970,900	45,175
Shimao Property Holdings Ltd.	56,000	158,601
Shurgard Self Storage SA(1)	3,462	107,976
Sino Land Co. Ltd.	22,000	39,451
Sumitomo Realty & Development Co. Ltd.	8,000	305,111
Sun Hung Kai Properties Ltd.	32,500	549,113
VGP NV	1,315	99,043
Vonovia SE	14,145	708,904
		6,822,990
Road and Rail — 0.7%
ArcBest Corp.	3,062	115,192
Canadian Pacific Railway Ltd.	2,260	463,214
CJ Logistics Corp.(1)	3,350	506,219
DSV A/S	2,093	166,878
Heartland Express, Inc.	30,267	605,643
Localiza Rent a Car SA	143,700	1,312,023
Norfolk Southern Corp.	1,607	269,558
Sankyu, Inc.	3,400	165,517

25

	Shares/ Principal Amount	Value
Union Pacific Corp.	11,097	$1,765,200
		5,369,444
Semiconductors and Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.(1)	1,953	100,169
Advanced Micro Devices, Inc.(1)	26,608	649,501
Applied Materials, Inc.	72,712	2,841,585
Aquantia Corp.(1)	1,111	9,788
ASML Holding NV	9,398	1,654,716
Broadcom, Inc.	8,584	2,302,658
Cabot Microelectronics Corp.	661	67,349
Cypress Semiconductor Corp.	6,723	93,248
Entegris, Inc.	1,788	59,093
Globalwafers Co. Ltd.	13,000	129,325
Infineon Technologies AG	15,790	350,884
Inphi Corp.(1)	3,376	133,149
Integrated Device Technology, Inc.(1)	3,760	183,676
Intel Corp.	89,490	4,216,769
Kulicke & Soffa Industries, Inc.	5,308	119,589
Lam Research Corp.	1,900	322,202
Lasertec Corp.	2,200	71,985
Lattice Semiconductor Corp.(1)	1,124	8,767
Marvell Technology Group Ltd.	36,305	672,732
Maxim Integrated Products, Inc.	19,237	1,043,992
Microchip Technology, Inc.	18,704	1,503,241
Monolithic Power Systems, Inc.	567	71,760
Nanometrics, Inc.(1)	655	20,037
NVIDIA Corp.	24	3,450
ON Semiconductor Corp.(1)	9,121	182,785
Qorvo, Inc.(1)	856	55,948
QUALCOMM, Inc.	16,748	829,361
Semtech Corp.(1)	1,410	68,470
SOITEC(1)	2,514	193,855
Taiwan Semiconductor Manufacturing Co. Ltd.	315,425	2,337,561
Teradyne, Inc.	8,690	312,753
Xilinx, Inc.	11,473	1,284,288
		21,894,686
Software — 4.2%
Adobe, Inc.(1)	6,127	1,518,393
Adyen NV(1)	600	447,311
Autodesk, Inc.(1)	7,178	1,056,602
Avalara, Inc.(1)	2,374	94,651
Avast plc(1)	43,200	162,403
Aveva Group plc	4,401	157,107
Bottomline Technologies de, Inc.(1)	2,439	125,974
Cadence Design Systems, Inc.(1)	2,121	101,872
Coupa Software, Inc.(1)	1,391	120,961
Dassault Systemes SE	3,010	378,593

26

	Shares/ Principal Amount	Value
Descartes Systems Group, Inc. (The)(1)	5,830	$181,207
Fair Isaac Corp.(1)	681	153,361
Five9, Inc.(1)	2,883	147,408
Fortinet, Inc.(1)	423	32,389
Globant SA(1)	1,354	91,530
Intuit, Inc.	4,462	962,989
LogMeIn, Inc.	3,762	349,941
Microsoft Corp.	108,813	11,363,301
Nice Ltd. ADR(1)	1,740	191,313
Oracle Corp. (New York)	32,810	1,648,046
Palo Alto Networks, Inc.(1)	9,042	1,942,402
Paylocity Holding Corp.(1)	2,401	170,543
PTC, Inc.(1)	9,808	831,620
RealPage, Inc.(1)	15,031	838,279
Red Hat, Inc.(1)	3,447	613,015
RingCentral, Inc., Class A(1)	1,467	135,610
salesforce.com, Inc.(1)	7,144	1,085,674
Sapiens International Corp. NV	5,546	67,661
ServiceNow, Inc.(1)	6,614	1,455,212
Splunk, Inc.(1)	7,119	888,736
Systena Corp.	16,200	178,657
Temenos AG(1)	2,300	310,979
Teradata Corp.(1)	7,760	344,389
Tyler Technologies, Inc.(1)	3,423	647,597
Ultimate Software Group, Inc. (The)(1)	2,337	638,165
VMware, Inc., Class A	6,754	1,020,327
Workday, Inc., Class A(1)	8,501	1,543,187
Workiva, Inc.(1)	2,345	98,256
Zendesk, Inc.(1)	2,256	152,348
		32,248,009
Specialty Retail — 2.0%
Adastria Co. Ltd.	5,400	98,970
Advance Auto Parts, Inc.	8,160	1,299,072
At Home Group, Inc.(1)	4,904	108,084
AutoZone, Inc.(1)	1,345	1,139,672
Boot Barn Holdings, Inc.(1)	4,037	94,587
Burlington Stores, Inc.(1)	8,639	1,483,403
Camping World Holdings, Inc., Class A	11,096	157,341
Carvana Co.(1)	2,449	90,980
Fast Retailing Co. Ltd.	1,000	458,046
Five Below, Inc.(1)	4,663	576,953
Floor & Decor Holdings, Inc., Class A(1)	13,528	463,875
Foschini Group Ltd. (The)	22,384	286,653
Home Depot, Inc. (The)	1,076	197,478
Hotel Shilla Co. Ltd.	3,233	222,988
Hudson Ltd., Class A(1)	4,570	58,862
JD Sports Fashion plc	17,200	104,488

27

	Shares/ Principal Amount	Value
Kingfisher plc	817,686	$2,388,617
Maisons du Monde SA	4,170	107,639
National Vision Holdings, Inc.(1)	2,559	81,274
Nextage Co. Ltd.	9,200	101,893
O'Reilly Automotive, Inc.(1)	6,463	2,227,538
Penske Automotive Group, Inc.	2,580	120,951
RH(1)	854	116,033
Ross Stores, Inc.	15,386	1,417,358
TJX Cos., Inc. (The)	25,345	1,260,407
Tokyo Base Co. Ltd.(1)	1,000	7,684
Ulta Salon Cosmetics & Fragrance, Inc.(1)	2,292	669,081
		15,339,927
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	57,314	9,539,342
Cray, Inc.(1)	5,800	127,252
HP, Inc.	18,600	409,758
Immersion Corp.(1)	2,341	22,216
NetApp, Inc.	15,628	996,598
Samsung Electronics Co. Ltd.	39,477	1,649,466
Seagate Technology plc	7,672	339,716
		13,084,348
Textiles, Apparel and Luxury Goods — 1.6%
adidas AG	2,860	679,911
ANTA Sports Products Ltd.	129,000	675,379
Bata India Ltd.	22,369	352,144
Burberry Group plc	15,270	361,380
Canada Goose Holdings, Inc.(1)	15,551	800,254
Capri Holdings Ltd.(1)	4,626	196,513
Deckers Outdoor Corp.(1)	8,701	1,117,643
Fila Korea Ltd.(1)	14,520	623,682
HUGO BOSS AG	3,830	274,586
Kering SA	1,100	552,882
Li Ning Co. Ltd.(1)	178,500	219,711
Lululemon Athletica, Inc.(1)	3,935	581,632
Moncler SpA	1,730	65,160
NIKE, Inc., Class B	29,924	2,450,177
Shenzhou International Group Holdings Ltd.	63,000	751,539
Tapestry, Inc.	45,637	1,766,608
VF Corp.	11,467	965,177
		12,434,378
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	35,979	463,050
Essent Group Ltd.(1)	10,848	431,208
LendingTree, Inc.(1)	257	76,160
Merchants Bancorp	72	1,409
Mr. Cooper Group, Inc.(1)	103	1,585
NMI Holdings, Inc., Class A(1)	2,720	59,840

28

	Shares/ Principal Amount	Value
Walker & Dunlop, Inc.	689	$33,120
		1,066,372
Tobacco — 0.3%
Altria Group, Inc.	41,059	2,026,262
Swedish Match AB	13,520	605,533
		2,631,795
Trading Companies and Distributors — 0.8%
AerCap Holdings NV(1)	32,024	1,513,454
Ashtead Group plc	22,440	568,708
Bunzl plc	22,910	721,809
Foundation Building Materials, Inc.(1)	17,452	159,511
GMS, Inc.(1)	5,224	98,890
Grafton Group plc	5,040	48,589
HD Supply Holdings, Inc.(1)	106	4,446
MonotaRO Co. Ltd.	19,100	405,977
MSC Industrial Direct Co., Inc., Class A	9,263	773,368
NOW, Inc.(1)	7,109	96,185
Seven Group Holdings Ltd.	20,560	236,785
SiteOne Landscape Supply, Inc.(1)	2,512	133,890
United Rentals, Inc.(1)	3,702	463,713
Univar, Inc.(1)	16,840	350,777
W.W. Grainger, Inc.	522	154,194
Yamazen Corp.	18,300	183,664
		5,913,960
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	150,400	332,838
Grupo Aeroportuario del Centro Norte SAB de CV	62,715	350,304
		683,142
Water Utilities†
SJW Group	2,009	120,440
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L ADR	33,607	539,393
Shenandoah Telecommunications Co.	505	24,053
T-Mobile US, Inc.(1)	336	23,392
		586,838
TOTAL COMMON STOCKS (Cost $493,490,317)		599,662,237
CORPORATE BONDS — 8.0%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21	$45,000	45,956
Arconic, Inc., 5.125%, 10/1/24	160,000	161,500
Bombardier, Inc., 8.75%, 12/1/21(2)	25,000	26,670
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	119,687
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	29,063
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	53,281
TransDigm, Inc., 6.00%, 7/15/22	135,000	136,350
TransDigm, Inc., 6.375%, 6/15/26	50,000	48,313
29

		Shares/ Principal Amount	Value
United Technologies Corp., 6.05%, 6/1/36		$66,000	$76,781
			697,601
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		80,000	79,080
XPO Logistics, Inc., 6.50%, 6/15/22(2)		30,000	30,750
			109,830
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		125,000	125,469
United Continental Holdings, Inc., 5.00%, 2/1/24		140,000	139,650
			265,119
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		20,000	20,375
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		110,000	110,138
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		110,000	106,174
			236,687
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	338,254
General Motors Co., 5.15%, 4/1/38		60,000	53,126
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	128,070
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	60,052
			579,502
Banks — 1.1%
Akbank T.A.S, 5.00%, 10/24/22		70,000	66,724
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		143,000	142,417
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		114,000	107,456
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	117,213
Banistmo SA, 3.65%, 9/19/22		$150,000	146,625
Bank of America Corp., MTN, 4.20%, 8/26/24		200,000	204,904
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	70,643
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	130,800
Bank of America Corp., MTN, 5.00%, 1/21/44		$140,000	154,407
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		20,000	20,657
Bank of America Corp., VRN, 3.42%, 12/20/28		13,000	12,552
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,337
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,249
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	115,306
CIT Group, Inc., 5.00%, 8/15/22		$160,000	164,400
CIT Group, Inc., 5.00%, 8/1/23		50,000	51,250
Citigroup, Inc., 2.75%, 4/25/22		110,000	108,785
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,652
Citigroup, Inc., 3.20%, 10/21/26		25,000	23,960
Citigroup, Inc., 4.45%, 9/29/27		230,000	233,591
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	135,652
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	139,500
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	118,642
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	117,628
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	162,547

30

		Shares/ Principal Amount	Value
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	$41,029
HSBC Holdings plc, 2.95%, 5/25/21		200,000	199,204
HSBC Holdings plc, 4.375%, 11/23/26		200,000	201,003
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	73,057
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	31,022
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,341
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	441,508
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	107,985
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		50,000	47,125
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		20,000	18,718
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	115,475
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	102,200
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	33,226
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$257,000	257,883
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		225,000	229,809
Regions Financial Corp., 2.75%, 8/14/22		50,000	48,778
Royal Bank of Canada, 1.50%, 7/29/19		500,000	497,099
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	57,859
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		121,000	121,629
Toronto-Dominion Bank (The), 2.125%, 7/2/19		1,000,000	997,964
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(2)		90,000	79,103
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	111,905
Wells Fargo & Co., 3.07%, 1/24/23		80,000	79,527
Wells Fargo & Co., 4.125%, 8/15/23		100,000	102,096
Wells Fargo & Co., 3.00%, 4/22/26		140,000	134,489
Wells Fargo & Co., MTN, 2.60%, 7/22/20		225,000	224,184
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	70,865
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	36,299
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		30,000	29,690
Westpac Banking Corp., 4.875%, 11/19/19		500,000	508,036
Woori Bank, MTN, 4.75%, 4/30/24		86,000	87,771
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		70,000	62,771
Zenith Bank plc, 6.25%, 4/22/19(2)		150,000	150,222
			8,150,769
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)		130,000	123,627
Constellation Brands, Inc., 4.75%, 12/1/25		90,000	94,465
			218,092
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		20,000	19,787
AbbVie, Inc., 4.40%, 11/6/42		80,000	72,609
AbbVie, Inc., 4.70%, 5/14/45		10,000	9,363
Amgen, Inc., 4.66%, 6/15/51		80,000	78,732
Biogen, Inc., 3.625%, 9/15/22		70,000	71,212
Celgene Corp., 3.25%, 8/15/22		50,000	49,887

31

		Shares/ Principal Amount	Value
Celgene Corp., 3.625%, 5/15/24		$150,000	$149,697
Celgene Corp., 3.875%, 8/15/25		40,000	40,250
Celgene Corp., 5.00%, 8/15/45		10,000	10,098
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	41,323
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	231,000
			773,958
Building Products†
Masco Corp., 4.45%, 4/1/25		60,000	60,628
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	125,989
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$220,000	218,950
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	19,898
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	71,412
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$130,000	128,239
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		195,000	188,764
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		50,000	43,896
Morgan Stanley, 2.75%, 5/19/22		30,000	29,579
Morgan Stanley, 5.00%, 11/24/25		30,000	31,750
Morgan Stanley, 4.375%, 1/22/47		30,000	30,207
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	254,361
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	272,517
Morgan Stanley, MTN, 4.00%, 7/23/25		130,000	133,567
SURA Asset Management SA, 4.375%, 4/11/27		55,000	53,075
			1,602,204
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		95,000	92,031
Equate Petrochemical BV, 4.25%, 11/3/26(2)		46,000	45,880
Hexion, Inc., 6.625%, 4/15/20		80,000	64,300
Huntsman International LLC, 5.125%, 11/15/22		85,000	88,294
INEOS Group Holdings SA, 5.625%, 8/1/24(2)		120,000	115,736
NOVA Chemicals Corp., 4.875%, 6/1/24(2)		200,000	190,750
Olin Corp., 5.125%, 9/15/27		70,000	68,600
Platform Specialty Products Corp., 5.875%, 12/1/25(2)		80,000	80,200
Tronox Finance plc, 5.75%, 10/1/25(2)		30,000	26,063
			771,854
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	105,625
Covanta Holding Corp., 5.875%, 3/1/24		160,000	160,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)		286,000	284,611
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)		60,000	60,210
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)		64,000	67,840
Republic Services, Inc., 3.55%, 6/1/22		100,000	101,596
RR Donnelley & Sons Co., 6.00%, 4/1/24		90,000	89,438
			869,320

32

		Shares/ Principal Amount	Value
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 6/15/25(2)		$170,000	$161,500
HTA Group Ltd., 9.125%, 3/8/22(2)		86,000	89,010
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)		50,000	51,722
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		140,000	141,400
			443,632
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		100,000	95,750
Cemex SAB de CV, 6.125%, 5/5/25		115,000	117,358
Standard Industries, Inc., 6.00%, 10/15/25(2)		100,000	101,125
USG Corp., 5.50%, 3/1/25(2)		60,000	61,275
			375,508
Consumer Finance — 0.1%
Ally Financial, Inc., 4.625%, 3/30/25		155,000	158,432
Ally Financial, Inc., 5.75%, 11/20/25		20,000	20,875
Ally Financial, Inc., 8.00%, 11/1/31		70,000	84,350
American Express Credit Corp., MTN, 2.25%, 5/5/21		140,000	138,048
Capital One Financial Corp., 3.75%, 7/28/26		225,000	215,170
Discover Financial Services, 3.75%, 3/4/25		150,000	146,663
Navient Corp., 5.00%, 10/26/20		65,000	65,406
Navient Corp., 5.50%, 1/25/23		220,000	213,125
Synchrony Financial, 3.00%, 8/15/19		10,000	9,974
			1,052,043
Containers and Packaging — 0.2%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(3)		200,000	194,000
Ball Corp., 5.00%, 3/15/22		40,000	41,500
Ball Corp., 4.00%, 11/15/23		100,000	100,490
Ball Corp., 5.25%, 7/1/25		35,000	36,794
Berry Global, Inc., 5.50%, 5/15/22		85,000	85,875
Berry Global, Inc., 5.125%, 7/15/23		60,000	60,395
BWAY Holding Co., 5.50%, 4/15/24(2)		40,000	39,225
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	191,900
International Paper Co., 4.40%, 8/15/47		50,000	45,270
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		40,000	41,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	100,310
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		200,000	204,875
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	106,606
			1,248,790
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	39,026
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	29,805
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	53,539
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	81,318

33

	Shares/ Principal Amount	Value
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	$200,000	$195,268
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	90,000	90,900
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	80,000	80,909
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)	170,000	157,548
MDC GMTN B.V., 3.25%, 4/28/22(2)	57,000	56,729
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)	200,000	217,996
		964,012
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.00%, 3/1/21	70,000	72,593
AT&T, Inc., 3.40%, 5/15/25	170,000	166,331
AT&T, Inc., 4.10%, 2/15/28	30,000	29,803
AT&T, Inc., 4.75%, 5/15/46	12,000	11,204
AT&T, Inc., 5.15%, 11/15/46	91,000	88,919
CenturyLink, Inc., 5.625%, 4/1/20	170,000	172,176
CenturyLink, Inc., 5.80%, 3/15/22	90,000	90,642
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)	30,000	26,025
Frontier Communications Corp., 7.125%, 3/15/19	205,000	202,694
Frontier Communications Corp., 7.125%, 1/15/23	145,000	87,000
Frontier Communications Corp., 6.875%, 1/15/25	140,000	74,550
Frontier Communications Corp., 11.00%, 9/15/25	10,000	6,500
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	96,125
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	48,625
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	180,000	188,325
Level 3 Financing, Inc., 5.375%, 8/15/22	160,000	161,648
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	54,450
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	129,000	131,181
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)	86,000	83,833
Orange SA, 4.125%, 9/14/21	70,000	71,797
Sprint Capital Corp., 8.75%, 3/15/32	100,000	110,000
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	182,600
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,448
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)	115,000	105,859
Verizon Communications, Inc., 3.38%, 2/15/25	60,000	59,991
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	46,766
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	39,982
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	30,744
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)(8)	49,000	46,428
		2,497,239
Electric Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	114,000	121,057
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)	86,000	85,637
Exelon Corp., 5.15%, 12/1/20	70,000	72,105
Exelon Corp., 4.45%, 4/15/46	20,000	19,448
FirstEnergy Corp., 4.25%, 3/15/23	70,000	71,796

34

	Shares/ Principal Amount	Value
FirstEnergy Corp., 4.85%, 7/15/47	$20,000	$20,314
Greenko Investment Co., 4.875%, 8/16/23(2)	57,000	52,942
Minejesa Capital BV, 4.625%, 8/10/30(2)	114,000	107,385
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	29,320
		580,004
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	96,000	84,720
Ensco plc, 5.20%, 3/15/25	80,000	60,000
Halliburton Co., 3.80%, 11/15/25	60,000	60,653
Halliburton Co., 4.85%, 11/15/35	40,000	41,176
Nabors Industries, Inc., 4.625%, 9/15/21	70,000	66,588
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	198,575
Precision Drilling Corp., 5.25%, 11/15/24	105,000	90,562
Transocean, Inc., 9.00%, 7/15/23(2)	200,000	209,436
Weatherford International Ltd., 7.75%, 6/15/21	95,000	81,463
Weatherford International Ltd., 4.50%, 4/15/22	185,000	118,400
		1,011,573
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	53,578
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	32,853
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	92,615
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	125,938
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,206
Viacom, Inc., 3.125%, 6/15/22	10,000	9,732
Viacom, Inc., 4.25%, 9/1/23	55,000	55,878
Viacom, Inc., 4.375%, 3/15/43	20,000	17,139
VTR Finance BV, 6.875%, 1/15/24	129,000	133,341
WMG Acquisition Corp., 5.625%, 4/15/22(2)	129,000	130,774
Ziggo Bond Co. BV, 5.875%, 1/15/25(2)	85,000	80,591
Ziggo BV, 5.50%, 1/15/27(2)	150,000	142,078
		929,723
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	60,000	61,873
American Tower Corp., 3.375%, 10/15/26	70,000	66,822
Boston Properties LP, 3.65%, 2/1/26	70,000	68,807
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,545
Equinix, Inc., 5.375%, 5/15/27	90,000	90,450
Essex Portfolio LP, 3.625%, 8/15/22	70,000	70,326
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,719
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	72,449
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	102,383
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	79,731
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	124,375
Iron Mountain, Inc., 4.875%, 9/15/27(2)	100,000	92,750
Kilroy Realty LP, 3.80%, 1/15/23	60,000	59,783
Kimco Realty Corp., 2.80%, 10/1/26	50,000	45,804

35

		Shares/ Principal Amount	Value
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		$90,000	$92,812
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	75,469
SBA Communications Corp., 4.875%, 7/15/22		125,000	126,912
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)		95,000	84,313
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		60,000	57,000
Welltower, Inc., 3.75%, 3/15/23		60,000	60,107
			1,462,430
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		150,000	148,500
Cencosud SA, 4.375%, 7/17/27		140,000	127,855
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		229,000	225,474
Horizon Pharma USA, Inc., 6.625%, 5/1/23		75,000	75,094
Kroger Co. (The), 3.30%, 1/15/21		110,000	110,219
Kroger Co. (The), 3.875%, 10/15/46		30,000	24,284
Rite Aid Corp., 6.125%, 4/1/23(2)		200,000	169,500
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	81,067
Walmart, Inc., 2.55%, 4/11/23		$4,000	3,984
Walmart, Inc., 4.05%, 6/29/48		110,000	113,517
			1,079,494
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	78,740
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	71,009
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		60,000	60,975
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		80,000	80,100
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		90,000	89,775
MHP SE, 7.75%, 5/10/24(2)		71,000	68,511
Minerva Luxembourg SA, 6.50%, 9/20/26		183,000	175,735
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		40,000	36,150
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		280,000	275,800
Post Holdings, Inc., 5.00%, 8/15/26(2)		200,000	190,040
			1,126,835
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		50,000	50,480
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		22,000	22,605
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		90,000	94,612
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		190,000	192,137
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,550
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	88,677
Enbridge, Inc., 4.00%, 10/1/23		40,000	40,606
Energy Transfer LP, 5.50%, 6/1/27		125,000	130,000

36

	Shares/ Principal Amount	Value
Energy Transfer Operating LP, 4.15%, 10/1/20	$70,000	$70,712
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	11,860
Energy Transfer Operating LP, 6.50%, 2/1/42	40,000	42,903
Enterprise Products Operating LLC, 5.20%, 9/1/20	35,000	36,159
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	134,223
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	45,000	45,414
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	200,000	185,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	51,808
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	101,627
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	36,461
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,200
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	89,207
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	129,700
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	107,945
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	145,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	92,825
		1,980,211
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	79,840
Becton Dickinson and Co., 3.70%, 6/6/27	40,000	39,123
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	33,950
Medtronic, Inc., 3.50%, 3/15/25	130,000	132,719
Medtronic, Inc., 4.375%, 3/15/35	50,000	52,593
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	48,500
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,875
		416,600
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,719
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	68,907
Aetna, Inc., 2.75%, 11/15/22	60,000	58,642
Anthem, Inc., 3.65%, 12/1/27	40,000	39,391
Anthem, Inc., 4.65%, 1/15/43	40,000	40,294
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	33,819
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	34,407
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	95,875
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	55,000	43,863
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(2)	150,000	129,000
CVS Health Corp., 3.50%, 7/20/22	50,000	50,494
CVS Health Corp., 4.30%, 3/25/28	120,000	121,653
CVS Health Corp., 4.78%, 3/25/38	40,000	40,274
CVS Health Corp., 5.05%, 3/25/48	60,000	61,783

37

	Shares/ Principal Amount	Value
DaVita, Inc., 5.125%, 7/15/24	$107,000	$105,695
DaVita, Inc., 5.00%, 5/1/25	155,000	149,769
Encompass Health Corp., 5.75%, 11/1/24	55,000	55,825
Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	182,875
HCA, Inc., 7.50%, 2/15/22	215,000	235,962
HCA, Inc., 5.00%, 3/15/24	110,000	114,730
HCA, Inc., 5.375%, 2/1/25	220,000	227,632
HCA, Inc., 4.50%, 2/15/27	70,000	70,721
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	94,762
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	28,843
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,350
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	241,212
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	49,312
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	146,908
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	79,905
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	82,934
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	55,647
		2,816,203
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	130,000	125,775
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	94,925
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	76,875
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	167,600
Golden Nugget, Inc., 6.75%, 10/15/24(2)	140,000	140,350
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	147,753
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	89,325
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	176,800
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	87,975
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	45,000	45,675
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	29,903
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	20,652
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	69,387
MGM Resorts International, 6.00%, 3/15/23	135,000	140,400
MGM Resorts International, 4.625%, 9/1/26	50,000	47,250
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	175,000	164,938
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,573
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	69,650
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	110,775
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	235,000	228,537
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	49,500
		2,165,618

38

		Shares/ Principal Amount	Value
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		$5,000	$4,775
Beazer Homes USA, Inc., 5.875%, 10/15/27		90,000	76,950
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		50,000	49,188
Century Communities, Inc., 6.875%, 5/15/22		30,000	30,297
Meritage Homes Corp., 5.125%, 6/6/27		190,000	170,939
PulteGroup, Inc., 5.50%, 3/1/26		100,000	100,875
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		60,000	57,000
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)		225,000	219,937
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	45,750
William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	101,775
			857,486
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		65,000	61,750
Spectrum Brands, Inc., 6.625%, 11/15/22		155,000	159,263
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	39,612
			260,625
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 6.25%, 5/1/24		155,000	161,006
NRG Energy, Inc., 7.25%, 5/15/26		75,000	81,319
Vistra Energy Corp., 7.375%, 11/1/22		160,000	166,800
Vistra Energy Corp., 7.625%, 11/1/24		59,000	62,835
			471,960
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		30,000	27,530
Insurance — 0.3%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	128,932
American International Group, Inc., 4.125%, 2/15/24		$110,000	112,598
American International Group, Inc., 4.50%, 7/16/44		40,000	37,974
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	115,130
AXA SA, 7.125%, 12/15/20	GBP	20,000	28,887
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	78,807
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	69,294
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	29,995
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	120,824
Fiore Capital LLC, VRDN, 2.45%, 2/6/19 (LOC: Wells Fargo Bank N.A.)		$450,000	450,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	35,350
Genworth Holdings, Inc., VRN, 4.62%, (3-month LIBOR plus 2.00%), 11/15/66		25,000	14,875
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	22,768
International Lease Finance Corp., 5.875%, 8/15/22		100,000	104,923
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	112,269
Liberty Mutual Group, Inc., VRN, 5.69%, (3-month LIBOR plus 2.91%), 3/7/67(2)		$125,000	118,931

39

	Shares/ Principal Amount	Value
Markel Corp., 4.90%, 7/1/22	$70,000	$72,418
MetLife, Inc., 4.125%, 8/13/42	30,000	29,483
MetLife, Inc., 4.875%, 11/13/43	30,000	32,495
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	29,877
Prudential Financial, Inc., 3.94%, 12/7/49	90,000	84,004
Voya Financial, Inc., 5.70%, 7/15/43	50,000	54,866
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	72,938
WR Berkley Corp., 4.625%, 3/15/22	40,000	41,238
		1,998,876
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	86,000	86,656
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	200,000	194,793
		281,449
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23	200,000	194,749
JD.com, Inc., 3.875%, 4/29/26	143,000	134,029
		328,778
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	93,555
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	93,436
First Data Corp., 5.75%, 1/15/24(2)	120,000	123,750
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	34,125
		344,866
Life Sciences Tools and Services†
IQVIA, Inc., 4.875%, 5/15/23(2)	150,000	152,438
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	65,768
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,110
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	44,403
		289,719
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	146,250
Media — 0.5%
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	262,028
Altice France SA, 7.375%, 5/1/26(2)	140,000	135,450
AMC Networks, Inc., 4.75%, 8/1/25	190,000	184,062
CBS Corp., 4.85%, 7/1/42	30,000	28,341
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	172,176
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	150,000	153,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	125,000	121,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	175,097
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	53,895
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	220,550
Comcast Corp., 6.40%, 5/15/38	100,000	122,781

40

	Shares/ Principal Amount	Value
Comcast Corp., 4.75%, 3/1/44	$30,000	$31,224
CSC Holdings LLC, 5.375%, 7/15/23(2)	100,000	101,250
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	104,875
CSC Holdings LLC, 5.50%, 5/15/26(2)	50,000	49,625
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	88,198
Digicel Ltd., 6.00%, 4/15/21	86,000	79,808
Discovery Communications LLC, 5.625%, 8/15/19	32,000	32,396
DISH DBS Corp., 6.75%, 6/1/21	100,000	102,101
DISH DBS Corp., 5.00%, 3/15/23	130,000	113,588
DISH DBS Corp., 5.875%, 11/15/24	175,000	145,687
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	97,438
Gray Television, Inc., 5.875%, 7/15/26(2)	175,000	172,375
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,027
Lamar Media Corp., 5.00%, 5/1/23	90,000	91,125
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,825
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	75,000	76,827
Myriad International Holdings BV, 6.00%, 7/18/20	86,000	88,710
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	135,800
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	120,000	116,520
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	95,356
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	55,894
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	128,512
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	28,188
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	155,337
Videotron Ltd., 5.00%, 7/15/22	75,000	77,396
Warner Media LLC, 2.95%, 7/15/26	80,000	74,006
Warner Media LLC, 3.80%, 2/15/27	60,000	58,749
Warner Media LLC, 5.35%, 12/15/43	30,000	30,211
		3,996,678
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27	90,000	73,575
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	78,499
Allegheny Technologies, Inc., 5.95%, 1/15/21	205,000	208,797
ArcelorMittal, 5.50%, 3/1/21	70,000	72,491
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	213,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	88,987
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	48,063
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)	140,000	128,975
Freeport-McMoRan, Inc., 3.55%, 3/1/22	130,000	126,100
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	191,350
Nexa Resources SA, 5.375%, 5/4/27	128,000	127,194
Novelis Corp., 5.875%, 9/30/26(2)	190,000	184,062
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	116,869
Teck Resources Ltd., 6.25%, 7/15/41	40,000	41,800
Vedanta Resources plc, 6.125%, 8/9/24(2)	121,000	110,371
		1,810,533

41

	Shares/ Principal Amount	Value
Multi-Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	$75,000	$74,272
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	144,000
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	50,330
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	36,789
Calpine Corp., 5.375%, 1/15/23	160,000	156,000
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	146,517
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	37,971
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	9,728
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	31,019
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	65,173
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	37,947
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	40,124
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	40,929
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	29,409
Florida Power & Light Co., 3.95%, 3/1/48	30,000	30,228
Georgia Power Co., 4.30%, 3/15/42	30,000	28,064
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	57,000	63,834
Listrindo Capital BV, 4.95%, 9/14/26	57,000	54,008
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	62,645
NiSource, Inc., 5.65%, 2/1/45	40,000	44,414
Pampa Energia SA, 7.50%, 1/24/27	114,000	101,745
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	114,000	116,917
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	40,793
Progress Energy, Inc., 3.15%, 4/1/22	40,000	39,801
Sempra Energy, 2.875%, 10/1/22	70,000	67,976
Sempra Energy, 3.25%, 6/15/27	50,000	46,282
Sempra Energy, 4.00%, 2/1/48	30,000	26,071
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	17,894
Southern Power Co., 5.15%, 9/15/41	20,000	19,753
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	18,397
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	75,050
		1,754,080
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	1,000	885
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	73,222
		74,107
Oil, Gas and Consumable Fuels — 1.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	100,000	69,530
Antero Resources Corp., 5.125%, 12/1/22	145,000	145,362
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,088
Antero Resources Corp., 5.00%, 3/1/25	20,000	19,400
Apache Corp., 4.75%, 4/15/43	30,000	26,995
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	65,800

42

	Shares/ Principal Amount	Value
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	$70,000	$69,650
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	151,530
Cimarex Energy Co., 4.375%, 6/1/24	50,000	50,751
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	139,494
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	51,417
CNX Resources Corp., 5.875%, 4/15/22	225,000	224,437
Concho Resources, Inc., 4.375%, 1/15/25	80,000	80,745
Denbury Resources, Inc., 9.00%, 5/15/21(2)	50,000	49,750
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	50,438
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	105,262
Ecopetrol SA, 5.875%, 5/28/45	185,000	183,104
Encana Corp., 6.50%, 2/1/38	30,000	33,116
Energy Transfer LP, 4.25%, 3/15/23	50,000	50,500
EOG Resources, Inc., 5.625%, 6/1/19	24,000	24,195
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	90,000	48,375
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	72,450
Equinor ASA, 2.45%, 1/17/23	80,000	79,034
Exxon Mobil Corp., 3.04%, 3/1/26	10,000	9,943
Exxon Mobil Corp., VRN, 3.52%, (3-month LIBOR plus 0.78%), 3/1/19	400,000	400,238
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	30,000	26,419
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	400,000	404,908
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	79,000	83,448
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	79,000	90,986
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	120,000	113,550
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	70,875
Gulfport Energy Corp., 6.375%, 5/15/25	175,000	166,469
Halcon Resources Corp., 6.75%, 2/15/25	195,000	149,175
Hess Corp., 6.00%, 1/15/40	40,000	39,376
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	40,000	39,100
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	67,112
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,357
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	88,750
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	73,969
MPLX LP, 4.875%, 6/1/25	140,000	145,955
MPLX LP, 4.50%, 4/15/38	20,000	18,659
MPLX LP, 5.20%, 3/1/47	10,000	9,834
Murphy Oil Corp., 4.45%, 12/1/22	90,000	88,684
Newfield Exploration Co., 5.75%, 1/30/22	85,000	88,612
Newfield Exploration Co., 5.375%, 1/1/26	50,000	51,500
Noble Energy, Inc., 4.15%, 12/15/21	60,000	60,726
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	175,000
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	160,000	159,600
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	215,776

43

	Shares/ Principal Amount	Value
Petrobras Global Finance BV, 7.25%, 3/17/44	$100,000	$105,600
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	53,040
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	19,560
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	27,563
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	76,912
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	27,263
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	47,550
Phillips 66, 4.30%, 4/1/22	70,000	72,599
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	114,000	113,536
QEP Resources, Inc., 5.375%, 10/1/22	150,000	148,095
Range Resources Corp., 5.00%, 8/15/22	155,000	151,125
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	25,148	25,562
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	257,000	262,000
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	184,429
Sanchez Energy Corp., 6.125%, 1/15/23	75,000	13,500
Shell International Finance BV, 2.375%, 8/21/22	80,000	78,981
Shell International Finance BV, 3.625%, 8/21/42	55,000	52,377
SM Energy Co., 5.00%, 1/15/24	70,000	66,499
Southwestern Energy Co., 6.20%, 1/23/25	150,000	146,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	108,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	130,275
Total Capital Canada Ltd., 2.75%, 7/15/23	8,000	7,942
Tullow Oil plc, 7.00%, 3/1/25(2)	150,000	146,853
Whiting Petroleum Corp., 5.75%, 3/15/21	140,000	140,700
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	134,589
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	50,471
WPX Energy, Inc., 6.00%, 1/15/22	100,000	102,000
WPX Energy, Inc., 8.25%, 8/1/23	65,000	72,637
YPF SA, 8.50%, 7/28/25	114,000	112,033
YPF SA, 6.95%, 7/21/27	114,000	102,509
		7,485,894
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	40,725
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	88,000	87,150
Allergan Funding SCS, 3.85%, 6/15/24	100,000	100,429
Allergan Funding SCS, 4.55%, 3/15/35	40,000	38,561
Bausch Health Cos., Inc., 5.50%, 3/1/23(2)	150,000	146,625
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)	50,000	52,594
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)	120,000	113,700
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	28,774
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	106,763
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	194,772

44

	Shares/ Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$150,000	$124,772
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	150,000	156,176
		1,150,316
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	36,704
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	103,858
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	33,527
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,734
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	80,606
CSX Corp., 3.40%, 8/1/24	60,000	60,101
CSX Corp., 3.25%, 6/1/27	40,000	38,642
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	90,000	91,714
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	106,250
Union Pacific Corp., 4.75%, 9/15/41	80,000	82,497
		609,929
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,182
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	74,914
		122,096
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	268,589
Microsoft Corp., 2.70%, 2/12/25	100,000	99,153
Microsoft Corp., 3.45%, 8/8/36	20,000	19,586
Microsoft Corp., 4.25%, 2/6/47	130,000	140,104
Oracle Corp., 3.625%, 7/15/23	90,000	92,697
Oracle Corp., 2.65%, 7/15/26	50,000	47,686
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	175,000	147,000
		814,815
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,665
Hertz Corp. (The), 7.375%, 1/15/21	90,000	89,437
Hertz Corp. (The), 6.25%, 10/15/22	65,000	59,150
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	135,427
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	87,107
L Brands, Inc., 5.625%, 2/15/22	140,000	142,975
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	76,125
PetSmart, Inc., 7.125%, 3/15/23(2)	200,000	126,500
PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	47,418
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	75,000
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	47,875
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	111,683
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	203,000
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	49,390
		1,305,752

45

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.50%, 2/9/25	$205,000	$198,837
Apple, Inc., 2.45%, 8/4/26	50,000	47,517
Apple, Inc., 3.20%, 5/11/27	70,000	69,615
Apple, Inc., 2.90%, 9/12/27	20,000	19,395
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	195,000	205,801
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	177,918
EMC Corp., 2.65%, 6/1/20	50,000	49,228
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	80,529
NCR Corp., 5.00%, 7/15/22	100,000	99,118
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	49,547
Western Digital Corp., 4.75%, 2/15/26	80,000	74,600
		1,072,105
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	88,763
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	100,000	93,500
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	130,000	124,548
GTH Finance BV, 7.25%, 4/26/23(2)	87,000	91,710
Millicom International Cellular SA, 5.125%, 1/15/28(2)	143,000	135,492
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(2)	120,000	113,873
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	223,342
Sprint Corp., 7.25%, 9/15/21	80,000	84,209
Sprint Corp., 7.875%, 9/15/23	70,000	74,550
Sprint Corp., 7.125%, 6/15/24	315,000	324,450
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	135,200
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	106,000
VEON Holdings BV, 5.20%, 2/13/19(2)	171,000	171,427
		1,584,801
TOTAL CORPORATE BONDS (Cost $63,058,433)		61,572,842
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	164,971
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	251,528
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	45,370
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	160,000	163,956
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	100,223
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	100,238
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	50,100
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,460,339	1,585,755
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	249,958	281,116
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,523,907	2,934,649
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	419,792	507,225
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	736,171	689,393
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	339,834	307,690
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,243,645	1,325,396

46

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	$1,305,778	$1,208,100
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	417,640	396,921
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	810,135	808,517
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,473,617	2,715,617
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,272,864	1,263,649
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,627,572	3,477,958
U.S. Treasury Notes, 1.75%, 9/30/19	850,000	845,667
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,338,398
U.S. Treasury Notes, 1.375%, 1/15/20(4)	300,000	296,672
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	839,408
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	197,406
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	77,366
U.S. Treasury Notes, 2.00%, 12/31/21(4)	200,000	197,648
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	982,617
U.S. Treasury Notes, 2.25%, 8/15/27(4)	400,000	389,445
U.S. Treasury Notes, 2.75%, 2/15/28	200,000	202,156
TOTAL U.S. TREASURY SECURITIES (Cost $23,556,334)		23,745,155
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 4.41%, (1-year H15T1Y plus 2.25%), 9/1/35	91,186	96,180
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.87%), 7/1/36	25,825	27,123
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	39,409	41,492
FHLMC, VRN, 4.30%, (1-year H15T1Y plus 2.25%), 4/1/37	41,563	43,843
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	28,788	29,279
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	8,781	9,152
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	32,108	32,779
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	30,852	31,392
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	101,031	100,163
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.64%), 2/1/43	19,063	19,661
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	4,447	4,591
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	9,841	10,153
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	323,950	322,778
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	250,908	252,766
FNMA, VRN, 4.23%, (6-month LIBOR plus 1.57%), 6/1/35	55,274	57,206
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	53,504	55,389
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	103,743	107,376
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	31,632	32,650
FNMA, VRN, 4.08%, (6-month LIBOR plus 1.54%), 9/1/35	12,709	13,145
FNMA, VRN, 4.40%, (1-year H15T1Y plus 2.16%), 3/1/38	41,491	43,677
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	8,805	9,164
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	17,635	18,467
FNMA, VRN, 3.60%, (12-month LIBOR plus 1.79%), 8/1/40	28,224	28,664
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	33,909	34,387
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	43,484	44,107
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	193,910	194,720
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	112,077	112,593

47

	Shares/ Principal Amount	Value
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	$102,463	$102,999
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	132,811	133,494
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	137,492	139,378
		2,148,768
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.7%
FHLMC, 7.00%, 8/1/29	558	599
FHLMC, 8.00%, 7/1/30	4,481	5,248
FHLMC, 5.50%, 12/1/33	32,669	35,461
FHLMC, 6.00%, 11/1/38	124,237	136,103
FNMA, 5.00%, 9/1/20	4,826	4,907
FNMA, 7.00%, 6/1/26	248	270
FNMA, 7.00%, 1/1/29	3,500	3,702
FNMA, 6.50%, 4/1/29	7,955	8,627
FNMA, 6.50%, 8/1/29	3,151	3,511
FNMA, 6.50%, 12/1/29	9,743	10,566
FNMA, 7.00%, 3/1/30	1,872	2,011
FNMA, 7.50%, 9/1/30	1,218	1,419
FNMA, 5.00%, 7/1/31	4,259	4,483
FNMA, 7.00%, 9/1/31	5,677	6,114
FNMA, 6.50%, 1/1/32	1,793	1,945
FNMA, 6.50%, 8/1/32	3,386	3,803
FNMA, 6.50%, 11/1/32	34,335	38,317
FNMA, 5.50%, 6/1/33	11,325	12,276
FNMA, 5.50%, 8/1/33	19,960	21,746
FNMA, 5.00%, 11/1/33	139,267	149,652
FNMA, 4.50%, 9/1/35	74,414	77,728
FNMA, 5.00%, 2/1/36	101,959	109,241
FNMA, 5.50%, 1/1/37	70,348	76,699
FNMA, 6.50%, 8/1/37	49,712	53,837
FNMA, 5.00%, 4/1/40	262,840	280,194
FNMA, 4.00%, 1/1/41	881,022	912,738
FNMA, 4.50%, 7/1/41	395,058	415,289
FNMA, 4.50%, 9/1/41	32,386	34,045
FNMA, 4.00%, 12/1/41	266,999	276,414
FNMA, 3.50%, 5/1/42	206,869	209,334
FNMA, 3.50%, 6/1/42	123,969	125,439
FNMA, 3.00%, 11/1/42	434,146	428,992
FNMA, 3.50%, 5/1/45	583,260	589,669
FNMA, 3.50%, 2/1/46	1,086,703	1,096,515
FNMA, 6.50%, 8/1/47	9,184	9,646
FNMA, 6.50%, 9/1/47	11,681	12,211
FNMA, 6.50%, 9/1/47	561	588
FNMA, 6.50%, 9/1/47	6,141	6,418
FNMA, 3.00%, TBA	1,000,000	982,422
FNMA, 4.00%, TBA	2,411,000	2,468,026
FNMA, 4.50%, TBA	2,223,000	2,310,053
GNMA, 7.50%, 10/15/25	969	982
48

		Shares/ Principal Amount	Value
GNMA, 6.00%, 3/15/26		$2,964	$3,185
GNMA, 7.00%, 12/15/27		2,742	2,755
GNMA, 6.50%, 2/15/28		316	344
GNMA, 7.00%, 5/15/31		9,712	11,020
GNMA, 5.50%, 11/15/32		19,235	21,106
GNMA, 6.50%, 10/15/38		247,558	278,039
GNMA, 4.50%, 5/20/41		232,903	245,208
GNMA, 4.50%, 6/15/41		292,855	309,514
GNMA, 3.50%, 4/20/45		74,385	75,452
GNMA, 2.50%, 7/20/46		120,097	116,123
GNMA, 2.50%, 8/20/46		256,774	248,277
GNMA, 2.50%, 2/20/47		34,999	33,841
GNMA, 3.00%, TBA		700,000	694,750
			12,966,854
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,094,634)			15,115,622
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$121,000	102,806
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	231,416
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,298
			313,714
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	69,000	90,301
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	41,000	48,955
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	29,000	51,157
			190,413
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	47,645
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	140,864
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	157,233
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	168,911
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	113,339
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	16,623
			596,970
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	102,525
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	127,226
			229,751
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	30,064
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	38,959

49

		Shares/ Principal Amount	Value
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	$16,827
			55,786
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	58,000	83,594
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	193,231
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	171,030
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	212,377
			576,638
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	221,543
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	365,000	421,300
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	291,123
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	56,130
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	50,771
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	56,000	91,310
			1,132,177
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	99,188
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	39,020
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	255,058
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	199,000	278,308
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	130,000	149,117
			721,503
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	756,536
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	359,152
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	239,433
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,425,207
			2,780,328
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	60,993
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	113,843
Mexican Bonos, 8.00%, 12/7/23	MXN	27,950,000	1,450,072
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	197,050
			1,760,965
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(5)	EUR	65,000	75,484
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	100,000	118,627
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	46,008
			240,119
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	85,000	10,362

50

		Shares/ Principal Amount	Value
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	510,000	$61,044
			71,406
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	52,300
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	73,350
			125,650
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	62,899
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	73,376
			136,275
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	20,158
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	321,904
			342,062
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	69,545
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	5,500,000	414,871
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,800,000	195,439
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	112,100
			722,410
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	166,808
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,231
			171,039
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	39,274
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	112,815
			152,089
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	337,914
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	390,765
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	137,157
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	4,502
			870,338
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	28,275
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,442,267)			11,711,743
ASSET-BACKED SECURITIES — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)		350,000	349,484
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		121,463	119,860
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(2)		249,634	249,822

51

	Shares/ Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	$15,945	$15,868
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	91,242	89,919
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	103,113	101,751
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 3/17/37(2)	346,271	340,571
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.46%, (1-month LIBOR plus 0.95%), 3/17/37(2)	1,325,000	1,314,001
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.79%, (1-month LIBOR plus 1.28%), 6/17/37(2)	350,000	347,048
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(2)	700,000	696,014
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.76%, (1-month LIBOR plus 1.25%), 1/17/38(2)	1,100,000	1,102,238
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	203,663	204,142
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	59,513	58,659
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	47,930	47,280
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	52,627	51,436
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	172,457	167,967
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	919,286	919,732
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(2)	174,828	174,962
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	175,000	172,737
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	100,000	98,752
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	850,000	857,882
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	67,289	66,517
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	58,051	57,739
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	24,595	23,944
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	464,630	466,020
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	343,539	346,338
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	132,594	130,032
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(2)	379,926	372,817
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	184,437	179,575
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	148,590	146,385
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	382,366	374,548

52

	Shares/ Principal Amount	Value
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	$57,380	$59,391
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	43,101	43,033
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	549,184	540,977
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	174,807	170,676
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	425,788	428,882
TOTAL ASSET-BACKED SECURITIES (Cost $10,923,166)		10,886,999
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	10,111	10,151
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.31%, 3/25/35	19,246	19,427
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	77,318	77,134
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.18%, 11/25/34	20,573	20,056
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.22%, 8/25/34	23,554	22,938
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34	62,010	61,588
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.46%, 8/25/35	24,840	25,126
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.35%, 7/25/35	73,058	75,269
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	172,659	172,194
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	49,536	49,117
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	20,259	20,353
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(2)	159,775	160,263
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	28,175	27,836
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.96%, 5/25/34	54,011	55,207
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.06%, 1/25/35	51,307	50,730
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	73,674	75,186
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	22,821	23,091
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.34%, 7/25/35	22,830	22,959
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	16,541	16,491
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.23%, 4/25/35	43,230	43,863
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	59,107	57,716

53

	Shares/ Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	$105,769	$108,881
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.32%, 11/25/35	52,988	52,574
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.29%, 2/25/35	33,215	33,666
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.29%, 2/25/35	13,286	13,763
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	491,893	497,560
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(2)	333,779	340,890
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	7,196	7,233
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(2)	150,444	149,381
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/25/47(2)	207,540	207,116
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	175,346	175,181
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	330,288	332,961
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	183,171	182,982
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	334,878	338,595
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	63,681	59,701
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.48%, 7/25/34	28,998	29,127
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	51,983	51,201
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	30,414	30,497
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.71%, 3/25/35	107,702	106,039
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	58,920	59,494
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	41,326	42,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	40,500	41,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	31,351	30,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	52,769	53,755
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.64%, 6/25/35	115,105	121,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.70%, 6/25/35	14,361	14,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.45%, 3/25/35	32,344	32,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.42%, 4/25/35	26,889	27,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	61,897	62,680

54

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	$43,241	$42,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	342,638	336,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.48%, 7/25/36	47,469	46,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	45,041	45,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	20,186	20,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	8,118	8,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	28,400	28,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	9,050	8,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	44,424	42,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.77%, 12/28/37	27,908	27,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	23,652	24,757
		4,922,490
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	75,000	75,678
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	1,768,814	1,780,751
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.96%, (1-month LIBOR plus 0.45%), 7/25/30	92,284	91,955
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	55,000	57,500
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	244,500	254,407
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	12,175	12,189
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	72,020	72,300
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	75,000	79,404
FNMA, Series 2017-C06, Class 2M2, VRN, 5.31%, (1-month LIBOR plus 2.80%), 2/25/30	100,000	103,065
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	1,600,000	1,632,646
		4,159,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,105,203)		9,082,385
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(2)	600,000	590,501
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(2)	150,000	147,297
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.21%, (3-month LIBOR plus 1.45%), 4/20/31(2)	100,000	97,996

55

	Shares/ Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(2)	$1,250,000	$1,224,371
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(2)	250,000	245,728
CBAM Ltd., Series 2018-5A, Class B1, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/17/31(2)	400,000	391,990
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(2)	300,000	296,249
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(2)	500,000	494,069
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.75%, (3-month LIBOR plus 0.97%), 4/18/31(2)	350,000	344,625
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.55%), 4/20/30(2)	300,000	294,415
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(2)	150,000	148,575
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.85%, (3-month LIBOR plus 1.07%), 1/18/31(2)	100,000	99,339
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(2)	200,000	198,272
KKR CLO Ltd., Series 22A, Class B, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/20/31(2)	400,000	393,270
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(2)	438,000	437,261
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(2)	200,000	198,328
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.26%, (3-month LIBOR plus 1.50%), 4/19/30(2)	100,000	98,771
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(2)	275,000	272,756
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.29%, (3-month LIBOR plus 1.50%), 4/15/31(2)	300,000	295,617
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(2)	25,000	24,917
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.74%, (3-month LIBOR plus 0.96%), 4/16/31(2)	300,000	294,197
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/25/31(2)	100,000	98,699
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.48%, (3-month LIBOR plus 1.70%), 10/18/31(2)	400,000	397,515
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,165,338)		7,084,758
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	299,748
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	825,000	868,078
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	250,000	261,964
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	225,000	233,025
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	200,000	206,877

56

	Shares/ Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	$275,000	$273,761
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	50,000	52,272
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	200,000	201,885
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	200,000	197,532
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	294,428	294,932
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 6/15/34(2)	400,000	395,289
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	200,000	199,488
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	382,717
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(2)	350,000	351,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	96,459
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	97,084
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2)	225,000	223,925
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	245,012
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,900,552)		4,881,258
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF	1,119	159,468
iShares Russell 1000 Value ETF	22,000	2,629,660
iShares Russell Mid-Cap Value ETF	16,712	1,406,315
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,167,325)		4,195,443
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$100,000	134,661
Chicago Midway International Airport Rev., VRDN, 1.42%, 2/7/19 (LOC: Bank of Montreal)	410,000	410,000
Illinois Housing Development Authority Rev., VRDN, 2.44%, 2/7/19 (SBBPA: FHLB)	1,200,000	1,200,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	66,895
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	19,401
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,071
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	101,464
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	42,161
New York City GO, 6.27%, 12/1/37	5,000	6,303
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	88,266
Pasadena Public Financing Authority Rev., VRDN, 2.56%, 2/7/19 (SBBPA: Bank of the West)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	40,426
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	10,655

57

	Shares/ Principal Amount	Value
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.43%, 2/7/19 (SBBPA: Northern Trust Company)	$500,000	$500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	106,723
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	174,852
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	52,328
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,278
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,053
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	65,040
State of California GO, 6.65%, 3/1/22	20,000	21,973
State of California GO, 4.60%, 4/1/38	30,000	30,956
State of California GO, 7.55%, 4/1/39	20,000	29,423
State of California GO, 7.30%, 10/1/39	25,000	35,055
State of California GO, 7.60%, 11/1/40	40,000	59,943
State of Illinois GO, 5.10%, 6/1/33	45,000	43,125
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	54,689
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	62,211
State of Washington GO, 5.14%, 8/1/40	20,000	23,483
TOTAL MUNICIPAL SECURITIES (Cost $3,744,203)		3,962,435
AFFILIATED FUNDS(6) — 0.5%
American Century Diversified Corporate Bond ETF (Cost $3,569,042)	73,339	3,599,845
COMMERCIAL PAPER(7) — 0.1%
LMA-Americas LLC, 2.79%, 2/15/19	$400,000	399,587
Old Line Funding LLC, 2.73%, 7/18/19(2)	400,000	400,000
TOTAL COMMERCIAL PAPER (Cost $799,577)		799,587
TEMPORARY CASH INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,868,575)	16,868,575	16,868,575
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $667,884,966)		773,168,884
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,731,897)
TOTAL NET ASSETS — 100.0%		$768,436,987

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,022,432	USD	731,806	Bank of America N.A.	3/20/19	$11,875
USD	310,351	AUD	429,255	Bank of America N.A.	3/20/19	(1,874)
BRL	3,087,078	USD	799,119	Goldman Sachs & Co.	3/20/19	44,906
USD	67,378	BRL	265,989	Goldman Sachs & Co.	3/20/19	(5,345)
CAD	1,222,503	USD	919,148	Morgan Stanley	3/20/19	12,294

58

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	130,102	USD	97,759	Morgan Stanley	3/20/19	$1,367
CAD	47,680	USD	35,534	Morgan Stanley	3/29/19	802
CAD	11,305	USD	8,383	Morgan Stanley	3/29/19	232
CAD	7,953	USD	5,862	Morgan Stanley	3/29/19	199
CAD	4,176	USD	3,078	Morgan Stanley	3/29/19	104
CAD	11,629	USD	8,565	Morgan Stanley	3/29/19	297
CAD	9,918	USD	7,305	Morgan Stanley	3/29/19	253
CAD	9,031	USD	6,734	Morgan Stanley	3/29/19	149
CAD	9,918	USD	7,486	Morgan Stanley	3/29/19	73
CAD	4,176	USD	3,151	Morgan Stanley	3/29/19	32
CAD	13,050	USD	9,783	Morgan Stanley	3/29/19	162
CAD	5,220	USD	3,942	Morgan Stanley	3/29/19	36
CAD	6,786	USD	5,119	Morgan Stanley	3/29/19	53
CAD	3,654	USD	2,780	Morgan Stanley	3/29/19	4
USD	69,977	CAD	93,817	Morgan Stanley	3/20/19	(1,503)
USD	801,634	CAD	1,068,337	Morgan Stanley	3/20/19	(12,347)
USD	192,697	CAD	258,160	Morgan Stanley	3/29/19	(4,043)
USD	195,304	CAD	261,653	Morgan Stanley	3/29/19	(4,098)
USD	115,332	CAD	154,512	Morgan Stanley	3/29/19	(2,420)
USD	9,828	CAD	13,375	Morgan Stanley	3/29/19	(364)
USD	4,603	CAD	6,264	Morgan Stanley	3/29/19	(171)
USD	4,485	CAD	6,088	Morgan Stanley	3/29/19	(155)
USD	3,095	CAD	4,176	Morgan Stanley	3/29/19	(87)
USD	6,031	CAD	8,035	Morgan Stanley	3/29/19	(92)
USD	3,527	CAD	4,698	Morgan Stanley	3/29/19	(54)
USD	3,934	CAD	5,224	Morgan Stanley	3/29/19	(47)
USD	3,931	CAD	5,220	Morgan Stanley	3/29/19	(47)
USD	6,178	CAD	8,189	Morgan Stanley	3/29/19	(62)
USD	3,154	CAD	4,176	Morgan Stanley	3/29/19	(29)
USD	3,964	CAD	5,249	Morgan Stanley	3/29/19	(36)
USD	6,475	CAD	8,568	Morgan Stanley	3/29/19	(54)
USD	4,985	CAD	6,596	Morgan Stanley	3/29/19	(41)
USD	7,054	CAD	9,396	Morgan Stanley	3/29/19	(107)
USD	5,656	CAD	7,488	Morgan Stanley	3/29/19	(51)
USD	9,144	CAD	12,006	Morgan Stanley	3/29/19	(6)
CHF	79,431	USD	80,962	UBS AG	3/20/19	(747)
CHF	719,837	USD	737,704	UBS AG	3/20/19	(10,761)
CHF	23,185	USD	23,704	UBS AG	3/29/19	(269)
CHF	16,886	USD	17,287	UBS AG	3/29/19	(219)
CHF	39,309	USD	40,047	UBS AG	3/29/19	(314)
CHF	24,132	USD	24,655	UBS AG	3/29/19	(262)
CHF	55,226	USD	56,684	UBS AG	3/29/19	(862)
CHF	25,253	USD	25,862	UBS AG	3/29/19	(337)
CHF	27,229	USD	27,692	UBS AG	3/29/19	(169)
USD	986,474	CHF	970,079	UBS AG	3/20/19	6,819
USD	566,190	CHF	556,961	UBS AG	3/29/19	3,221
USD	17,301	CHF	16,886	UBS AG	3/29/19	233
USD	7	CLP	4,995	Goldman Sachs & Co.	3/20/19	—
USD	1,468,898	CNY	9,934,889	Goldman Sachs & Co.	3/20/19	(13,199)
USD	32,101	CZK	726,148	UBS AG	3/20/19	(209)

59

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,594	DKK	452,912	Goldman Sachs & Co.	3/20/19	$(127)
EUR	15,553	USD	17,992	Credit Suisse AG	3/29/19	(108)
EUR	27,552	USD	31,590	Credit Suisse AG	3/29/19	90
EUR	17,331	USD	19,906	Credit Suisse AG	3/29/19	22
EUR	69,102	USD	79,369	Credit Suisse AG	3/29/19	89
EUR	21,686	USD	24,893	Credit Suisse AG	3/29/19	43
EUR	15,553	USD	17,767	Credit Suisse AG	3/29/19	118
EUR	72,048	USD	81,783	Credit Suisse AG	3/29/19	1,063
USD	4,177,401	EUR	3,654,897	JPMorgan Chase Bank N.A.	2/20/19	(11,618)
USD	738,709	EUR	642,040	Credit Suisse AG	3/29/19	446
USD	3,323,705	EUR	2,888,759	Credit Suisse AG	3/29/19	2,006
USD	941,754	EUR	818,515	Credit Suisse AG	3/29/19	568
USD	29,417	EUR	25,507	Credit Suisse AG	3/29/19	86
USD	31,476	EUR	27,293	Credit Suisse AG	3/29/19	93
USD	78,661	EUR	68,604	Credit Suisse AG	3/29/19	(224)
USD	27,105	EUR	23,552	Credit Suisse AG	3/29/19	23
USD	26,462	EUR	22,993	Credit Suisse AG	3/29/19	22
USD	20,355	EUR	17,597	Credit Suisse AG	3/29/19	120
USD	25,657	EUR	22,237	Credit Suisse AG	3/29/19	88
USD	25,119	EUR	21,983	Credit Suisse AG	3/29/19	(159)
USD	27,318	EUR	23,908	Credit Suisse AG	3/29/19	(173)
USD	100,917	EUR	88,320	Credit Suisse AG	3/29/19	(639)
USD	30,162	EUR	26,307	Credit Suisse AG	3/29/19	(88)
USD	28,794	EUR	25,063	Credit Suisse AG	3/29/19	(26)
USD	29,519	EUR	25,695	Credit Suisse AG	3/29/19	(26)
USD	102,113	EUR	88,635	Credit Suisse AG	3/29/19	194
GBP	22,677	USD	28,868	JPMorgan Chase Bank N.A.	3/29/19	957
GBP	8,989	USD	11,398	JPMorgan Chase Bank N.A.	3/29/19	425
GBP	3,867	USD	4,928	JPMorgan Chase Bank N.A.	3/29/19	157
GBP	27,654	USD	35,368	JPMorgan Chase Bank N.A.	3/29/19	1,003
GBP	12,196	USD	15,585	JPMorgan Chase Bank N.A.	3/29/19	455
GBP	12,625	USD	16,428	JPMorgan Chase Bank N.A.	3/29/19	177
GBP	16,012	USD	20,930	JPMorgan Chase Bank N.A.	3/29/19	130
GBP	14,269	USD	18,651	JPMorgan Chase Bank N.A.	3/29/19	116
GBP	9,371	USD	12,403	JPMorgan Chase Bank N.A.	3/29/19	(79)
GBP	6,412	USD	8,422	JPMorgan Chase Bank N.A.	3/29/19	11
USD	1,536,959	GBP	1,209,033	Bank of America N.A.	3/20/19	(52,415)
USD	446,023	GBP	350,793	JPMorgan Chase Bank N.A.	3/29/19	(15,342)
USD	225,613	GBP	177,443	JPMorgan Chase Bank N.A.	3/29/19	(7,761)
USD	457,980	GBP	360,198	JPMorgan Chase Bank N.A.	3/29/19	(15,753)
USD	10,880	GBP	8,546	JPMorgan Chase Bank N.A.	3/29/19	(360)
USD	11,219	GBP	8,839	JPMorgan Chase Bank N.A.	3/29/19	(405)
USD	14,001	GBP	10,952	JPMorgan Chase Bank N.A.	3/29/19	(403)
USD	12,683	GBP	10,003	JPMorgan Chase Bank N.A.	3/29/19	(472)
USD	15,282	GBP	12,052	JPMorgan Chase Bank N.A.	3/29/19	(569)
USD	9,473	GBP	7,386	JPMorgan Chase Bank N.A.	3/29/19	(242)
USD	21,381	GBP	16,671	JPMorgan Chase Bank N.A.	3/29/19	(545)
USD	13,596	GBP	10,591	JPMorgan Chase Bank N.A.	3/29/19	(333)
USD	5,869	GBP	4,593	JPMorgan Chase Bank N.A.	3/29/19	(171)
USD	6,490	GBP	5,020	JPMorgan Chase Bank N.A.	3/29/19	(113)

60

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,634	GBP	12,016	JPMorgan Chase Bank N.A.	3/29/19	$(169)
USD	14,057	GBP	10,804	JPMorgan Chase Bank N.A.	3/29/19	(152)
USD	11,006	GBP	8,420	JPMorgan Chase Bank N.A.	3/29/19	(68)
USD	15,409	GBP	11,768	JPMorgan Chase Bank N.A.	3/29/19	(68)
HUF	34,865,544	USD	124,784	UBS AG	3/20/19	1,939
HUF	204,050,744	USD	730,880	UBS AG	3/20/19	10,772
USD	1,580,122	HUF	445,783,922	UBS AG	3/20/19	(40,144)
IDR	13,324,179	USD	905	Goldman Sachs & Co.	3/20/19	47
ILS	19	USD	5	UBS AG	3/20/19	—
JPY	1,124,512	USD	10,258	Bank of America N.A.	3/29/19	111
JPY	3,265,853	USD	29,791	Bank of America N.A.	3/29/19	324
JPY	2,128,478	USD	19,396	Bank of America N.A.	3/29/19	231
JPY	2,876,170	USD	26,759	Bank of America N.A.	3/29/19	(238)
JPY	3,022,372	USD	28,100	Bank of America N.A.	3/29/19	(231)
JPY	3,063,676	USD	28,353	Bank of America N.A.	3/29/19	(103)
JPY	2,268,846	USD	20,972	Bank of America N.A.	3/29/19	(51)
USD	2,782,784	JPY	302,188,039	Bank of America N.A.	2/20/19	5,072
USD	798,576	JPY	89,180,020	Bank of America N.A.	3/29/19	(23,755)
USD	274,969	JPY	30,706,823	Bank of America N.A.	3/29/19	(8,179)
USD	25,617	JPY	2,811,521	Bank of America N.A.	3/29/19	(308)
USD	42,326	JPY	4,554,861	Bank of America N.A.	3/29/19	325
USD	10,315	JPY	1,110,012	Bank of America N.A.	3/29/19	79
USD	13,041	JPY	1,403,431	Bank of America N.A.	3/29/19	100
USD	28,056	JPY	3,023,231	Bank of America N.A.	3/29/19	179
USD	20,744	JPY	2,259,445	Bank of America N.A.	3/29/19	(90)
USD	13,205	KRW	14,807,935	Goldman Sachs & Co.	3/20/19	(122)
MXN	1,387,484	USD	69,161	JPMorgan Chase Bank N.A.	3/20/19	2,924
USD	1,519,652	MXN	30,849,697	JPMorgan Chase Bank N.A.	3/20/19	(83,098)
MYR	6,060,833	USD	1,479,334	Goldman Sachs & Co.	3/20/19	5,970
USD	60,513	MYR	253,246	Goldman Sachs & Co.	3/20/19	(1,549)
NOK	5,625,593	USD	659,758	Goldman Sachs & Co.	3/20/19	8,609
NOK	6,248,194	USD	732,513	Goldman Sachs & Co.	3/20/19	9,824
NOK	225,259	USD	25,933	Goldman Sachs & Co.	3/29/19	840
NOK	211,590	USD	24,912	Goldman Sachs & Co.	3/29/19	237
USD	645,324	NOK	5,620,770	Goldman Sachs & Co.	3/29/19	(22,735)
USD	16,804	NOK	142,965	Goldman Sachs & Co.	3/29/19	(188)
USD	20,363	NOK	174,440	Goldman Sachs & Co.	3/29/19	(370)
NZD	582	USD	399	Bank of America N.A.	3/20/19	4
USD	728,924	NZD	1,077,333	Bank of America N.A.	3/20/19	(16,442)
USD	728,760	PEN	2,439,961	Goldman Sachs & Co.	3/20/19	(3,454)
PLN	2,735,264	USD	724,113	Goldman Sachs & Co.	3/20/19	11,669
USD	796,063	PLN	2,970,151	Goldman Sachs & Co.	3/20/19	(2,903)
USD	732,971	PLN	2,754,908	Goldman Sachs & Co.	3/20/19	(8,095)
USD	21,018	RUB	1,408,247	Goldman Sachs & Co.	3/20/19	(358)
SEK	7,639,486	USD	847,111	Goldman Sachs & Co.	3/20/19	168
SEK	81,857	USD	9,109	Goldman Sachs & Co.	3/29/19	(24)
SEK	266,813	USD	29,690	Goldman Sachs & Co.	3/29/19	(77)
SEK	268,840	USD	30,199	Goldman Sachs & Co.	3/29/19	(361)
SEK	77,835	USD	8,743	Goldman Sachs & Co.	3/29/19	(104)
SEK	371,293	USD	42,003	Goldman Sachs & Co.	3/29/19	(793)

61

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	401,235	USD	44,697	Goldman Sachs & Co.	3/29/19	$(164)
SEK	106,579	USD	11,781	Goldman Sachs & Co.	3/29/19	48
SEK	311,949	USD	34,599	Goldman Sachs & Co.	3/29/19	25
USD	86,931	SEK	781,027	Goldman Sachs & Co.	3/20/19	309
USD	1,132,011	SEK	10,186,854	Goldman Sachs & Co.	3/29/19	1,368
USD	347,294	SEK	3,125,266	Goldman Sachs & Co.	3/29/19	420
USD	8,882	SEK	78,380	Goldman Sachs & Co.	3/29/19	183
USD	66,841	SEK	591,360	Goldman Sachs & Co.	3/29/19	1,205
USD	21,081	SEK	186,513	Goldman Sachs & Co.	3/29/19	380
USD	13,820	SEK	121,920	Goldman Sachs & Co.	3/29/19	288
USD	9,894	SEK	88,816	Goldman Sachs & Co.	3/29/19	37
USD	15,375	SEK	138,875	Goldman Sachs & Co.	3/29/19	(39)
USD	30,734	SEK	278,374	Goldman Sachs & Co.	3/29/19	(163)
USD	68,796	SGD	94,171	Bank of America N.A.	3/20/19	(1,226)
USD	144,754	THB	4,728,387	Goldman Sachs & Co.	3/20/19	(6,687)
ZAR	2,869,825	USD	205,061	UBS AG	3/20/19	10,209
USD	766,629	ZAR	10,993,233	UBS AG	3/20/19	(57,990)
						$(283,521)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	March 2019	JPY	60,000,000	$841,460	$4,341
Korean Treasury 10-Year Bonds	3	March 2019	KRW	300,000,000	342,129	210
S&P 500 E-Mini	4	March 2019	USD	200	540,900	10,996
U.S. Treasury 10-Year Ultra Notes	17	March 2019	USD	1,700,000	2,221,687	73,558
U.S. Treasury 2-Year Notes	16	March 2019	USD	3,200,000	3,397,250	19,277
U.S. Treasury 5-Year Notes	37	March 2019	USD	3,700,000	4,249,797	69,292
U.S. Treasury Ultra Bonds	11	March 2019	USD	1,100,000	1,772,375	97,253
					$13,365,598	$274,927

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	12	March 2019	EUR	1,200,000	$1,825,819	$(10,871)
Euro-Bund 10-Year Bonds	1	March 2019	EUR	100,000	189,626	(3,928)
Euro-OAT 10-Year Bonds	2	March 2019	EUR	200,000	350,064	(4,902)
U.K. Gilt 10-Year Bonds	6	March 2019	GBP	600,000	972,131	(9,846)
					$3,337,640	$(29,547)

62

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$4,316,900	$246,512	$68,417	$314,929

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^ The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

63

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	NVDR	-	Non-Voting Depositary Receipt
AUD	-	Australian Dollar	NZD	-	New Zealand Dollar
BRL	-	Brazilian Real	PEN	-	Peruvian Sol
CAD	-	Canadian Dollar	PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc	PLN	-	Polish Zloty
CLP	-	Chilean Peso	RUB	-	Russian Ruble
CNY	-	Chinese Yuan	SBBPA	-	Standby Bond Purchase Agreement
CVA	-	Certificaten Van Aandelen	SEK	-	Swedish Krona
CZK	-	Czech Koruna	SEQ	-	Sequential Payer
DKK	-	Danish Krone	SGD	-	Singapore Dollar
EUR	-	Euro	TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt	THB	-	Thai Baht
GNMA	-	Government National Mortgage Association	USD	-	United States Dollar
GO	-	General Obligation	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit	ZAR	-	South African Rand
NOK	-	Norwegian Krone

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,035,073, which represented 5.2% of total net assets.

(3)	The security's rate was paid in cash at the last payment date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $398,930.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	Security is in default.

See Notes to Financial Statements.

64

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $664,315,924)	$769,569,039
Investment securities - affiliated, at value (cost of $3,569,042)	3,599,845
Total investment securities, at value (cost of $667,884,966)	773,168,884
Foreign currency holdings, at value (cost of $202,305)	206,844
Foreign deposits with broker for futures contracts, at value (cost of $29,078)	29,216
Deposits with broker for futures contracts	24,000
Receivable for investments sold	4,492,104
Receivable for capital shares sold	514,859
Receivable for variation margin on futures contracts	46,479
Receivable for variation margin on swap agreements	12,610
Unrealized appreciation on forward foreign currency exchange contracts	165,509
Dividends and interest receivable	1,938,292
Other assets	21,969
780,620,766

Liabilities
Disbursements in excess of demand deposit cash	369,794
Payable for investments purchased	10,143,017
Payable for capital shares redeemed	504,607
Payable for variation margin on futures contracts	5,922
Unrealized depreciation on forward foreign currency exchange contracts	449,030
Accrued management fees	636,305
Distribution and service fees payable	75,104
12,183,779

Net Assets	$768,436,987

Net Assets Consist of:
Capital (par value and paid-in surplus)	$674,020,356
Distributable earnings	94,416,631
$768,436,987

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$316,376,167	43,335,701	$7.30
I Class, $0.01 Par Value	$44,454,944	6,135,364	$7.25
A Class, $0.01 Par Value	$164,815,016	22,373,709	$7.37*
C Class, $0.01 Par Value	$41,070,968	5,709,565	$7.19
R Class, $0.01 Par Value	$17,208,159	2,337,439	$7.36
R5 Class, $0.01 Par Value	$6,268	864	$7.25
R6 Class, $0.01 Par Value	$184,505,465	25,535,293	$7.23
*Maximum offering price $7.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

65

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $34,880 from affiliates and net of foreign taxes withheld of $168,699)	$5,810,597
Interest	3,136,741
8,947,338

Expenses:
Management fees	4,413,521
Distribution and service fees:
A Class	220,928
C Class	223,280
R Class	45,833
Directors' fees and expenses	10,850
Other expenses	14,446
4,928,858
Fees waived(1)	(214,356)
4,714,502

Net investment income (loss)	4,232,836

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,462,330
Forward foreign currency exchange contract transactions	746,162
Futures contract transactions	(61,703)
Swap agreement transactions	45,120
Foreign currency translation transactions	(63,293)
12,128,616

Change in net unrealized appreciation (depreciation) on:
Investments (including $30,803 from affiliates and (increase) decrease in accrued foreign taxes of $5,953)	(55,105,708)
Forward foreign currency exchange contracts	(378,282)
Futures contracts	256,708
Swap agreements	14,679
Translation of assets and liabilities in foreign currencies	11,505
(55,201,098)

Net realized and unrealized gain (loss)	(43,072,482)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,839,646)

(1)	Amount consists of $89,285, $14,789, $45,351, $11,455, $4,705, $2, $48,769 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED), EIGHT MONTHS ENDED JULY 31, 2018 AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018(1)	November 30, 2017
Operations
Net investment income (loss)	$4,232,836	$6,590,752	$10,665,888
Net realized gain (loss)	12,128,616	72,970,860	82,106,446
Change in net unrealized appreciation (depreciation)	(55,201,098)	(42,242,816)	77,392,849
Net increase (decrease) in net assets resulting from operations	(38,839,646)	37,318,796	170,165,183

Distributions to Shareholders
From earnings:(2)
Investor Class	(35,896,956)	(39,202,396)	(12,657,263)
I Class	(5,086,183)	(12,873,324)	(3,688,164)
A Class	(17,614,660)	(17,679,660)	(6,408,918)
C Class	(4,161,706)	(5,209,229)	(1,306,027)
R Class	(1,787,518)	(1,901,334)	(582,606)
R5 Class	(665)	(511)	—
R6 Class	(20,521,305)	(8,471,403)	(1,685,444)
Decrease in net assets from distributions	(85,068,993)	(85,337,857)	(26,328,422)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,846,090)	(23,051,677)	(120,257,643)

Net increase (decrease) in net assets	(135,754,729)	(71,070,738)	23,579,118

Net Assets
Beginning of period	904,191,716	975,262,454	951,683,336
End of period	$768,436,987	$904,191,716	$975,262,454

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For the eight months ended July 31, 2018, distributions from net investment income were $(5,673,712), $(2,105,356), $(2,120,300), $(188,728), $(176,931), $(81) and $(1,500,879) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the eight months ended July 31, 2018, distributions from net realized gains were $(33,528,684), $(10,767,968), $(15,559,360), $(5,020,501), $(1,724,403), $(430) and $(6,970,524) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

For the year ended November 30, 2017, distributions from net investment income were $(6,025,744), $(1,882,284), $(2,729,951), $(253,034), $(212,585) and $(898,697) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For the year ended November 30, 2017, distributions from net realized gains were $(6,631,519), $(1,805,880), $(3,678,967), $(1,052,993), $(370,021) and $(786,747) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

67

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

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Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2019, the investment advisor agreed to waive an additional 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	1.10%
I Class	0.70% to 0.95%	0.95%	0.90%
A Class	0.90% to 1.15%	1.15%	1.10%
C Class	0.90% to 1.15%	1.15%	1.10%
R Class	0.90% to 1.15%	1.15%	1.10%
R5 Class	0.70% to 0.95%	0.95%	0.90%
R6 Class	0.55% to 0.80%	0.80%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,340,026 and $5,097,506, respectively. The effect of interfund transactions on the Statement of Operations was $255,292 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $367,197,599, of which $41,679,720 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $460,433,224, of which $75,484,748 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000		600,000,000
Sold	2,197,039	$17,780,411	2,638,250	$22,420,025	8,094,319	$66,669,699
Issued in reinvestment of distributions	5,134,280	35,221,158	4,653,321	38,576,035	1,620,801	12,464,888
Redeemed	(7,477,056)	(56,931,207)	(13,388,478)	(113,402,517)	(16,319,184)	(135,602,640)
	(145,737)	(3,929,638)	(6,096,907)	(52,406,457)	(6,604,064)	(56,468,053)
I Class/Shares Authorized	150,000,000		150,000,000		150,000,000
Sold	662,258	5,462,108	1,989,118	16,821,683	6,669,932	55,301,893
Issued in reinvestment of distributions	739,624	5,029,442	1,528,134	12,576,546	475,813	3,635,473
Redeemed	(3,360,153)	(26,797,683)	(10,880,525)	(89,246,816)	(7,620,259)	(62,541,524)
	(1,958,271)	(16,306,133)	(7,363,273)	(59,848,587)	(474,514)	(3,604,158)
A Class/Shares Authorized	375,000,000		375,000,000		375,000,000
Sold	1,705,439	13,790,113	1,651,776	14,147,752	2,933,525	24,268,900
Issued in reinvestment of distributions	2,457,011	17,002,518	2,047,458	17,116,748	808,422	6,265,765
Redeemed	(3,681,956)	(29,029,347)	(4,831,016)	(41,516,656)	(12,107,621)	(101,126,870)
	480,494	1,763,284	(1,131,782)	(10,252,156)	(8,365,674)	(70,592,205)
C Class/Shares Authorized	90,000,000		90,000,000		90,000,000
Sold	224,697	1,730,863	406,129	3,402,001	737,458	5,975,656
Issued in reinvestment of distributions	605,802	4,095,222	627,821	5,141,855	165,938	1,261,263
Redeemed	(1,480,099)	(11,910,383)	(2,134,698)	(17,934,739)	(2,337,156)	(19,044,858)
	(649,600)	(6,084,298)	(1,100,748)	(9,390,883)	(1,433,760)	(11,807,939)
R Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	180,740	1,474,458	284,612	2,425,801	432,594	3,575,675
Issued in reinvestment of distributions	255,518	1,768,185	224,019	1,870,557	74,055	573,976
Redeemed	(378,847)	(3,017,416)	(713,108)	(6,078,840)	(1,179,914)	(9,716,703)
	57,411	225,227	(204,477)	(1,782,482)	(673,265)	(5,567,052)
R5 Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	46	372	38	311	621	5,000
Issued in reinvestment of distributions	98	665	62	511	—	—
Redeemed	(1)	(7)	—	—	—	—
	143	1,030	100	822	621	5,000
R6 Class/Shares Authorized	90,000,000		90,000,000		90,000,000
Sold	1,883,784	14,728,820	15,655,159	128,479,571	4,775,522	39,408,843
Issued in reinvestment of distributions	3,026,739	20,521,293	1,031,840	8,471,403	221,169	1,685,443
Redeemed	(2,954,104)	(22,765,675)	(3,155,401)	(26,322,908)	(1,578,798)	(13,317,522)
	1,956,419	12,484,438	13,531,598	110,628,066	3,417,893	27,776,764
Net increase (decrease)	(259,141)	$(11,846,090)	(2,365,489)	$(23,051,677)	(14,132,763)	$(120,257,643)

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$3,569	—	$31	$3,600	73	—	$35

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$430,297,034	$169,365,203	—
Corporate Bonds	—	61,572,842	—
U.S. Treasury Securities	—	23,745,155	—
U.S. Government Agency Mortgage-Backed Securities	—	15,115,622	—
Sovereign Governments and Agencies	—	11,711,743	—
Asset-Backed Securities	—	10,886,999	—
Collateralized Mortgage Obligations	—	9,082,385	—
Collateralized Loan Obligations	—	7,084,758	—
Commercial Mortgage-Backed Securities	—	4,881,258	—
Exchange-Traded Funds	4,195,443	—	—
Municipal Securities	—	3,962,435	—
Affiliated Funds	3,599,845	—	—
Commercial Paper	—	799,587	—
Temporary Cash Investments	16,868,575	—	—
	$454,960,897	$318,207,987	—
Other Financial Instruments
Futures Contracts	$270,376	$4,551	—
Swap Agreements	—	314,929	—
Forward Foreign Currency Exchange Contracts	—	165,509	—
	$270,376	$484,989	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$29,547	—
Forward Foreign Currency Exchange Contracts	—	449,030	—
	—	$478,577	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,390,317.

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Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $38,310,384.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $10,405,999 futures contracts purchased and $2,493,075 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of

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net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $215,569.

Value of Derivative Instruments as of January 31, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$12,610	Payable for variation margin on swap agreements*	—
Equity Price Risk	Receivable for variation margin on futures contracts*	4,400	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	165,509	Unrealized depreciation on forward foreign currency exchange contracts	$449,030
Interest Rate Risk	Receivable for variation margin on futures contracts*	42,079	Payable for variation margin on futures contracts*	5,922
		$224,598		$454,952

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$44,730	Change in net unrealized appreciation (depreciation) on swap agreements	$14,279
Equity Price Risk	Net realized gain (loss) on futures contract transactions	—	Change in net unrealized appreciation (depreciation) on futures contracts	10,996
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	746,162	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(378,282)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(61,703)	Change in net unrealized appreciation (depreciation) on futures contracts	245,712
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	390	Change in net unrealized appreciation (depreciation) on swap agreements	400
		$729,579		$(106,895)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$680,607,896
Gross tax appreciation of investments	$117,221,853
Gross tax depreciation of investments	(24,660,865)
Net tax appreciation (depreciation) of investments	$92,560,988

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$8.57	0.04	(0.44)	(0.40)	(0.10)	(0.77)	(0.87)	$7.30	(4.06)%	1.10%(4)	1.15%(4)	1.04%(4)	0.99%(4)	45%	$316,376
2018(5)	$9.04	0.06	0.28	0.34	(0.12)	(0.69)	(0.81)	$8.57	4.05%	1.11%(4)	1.16%(4)	1.10%(4)	1.05%(4)	58%	$372,601
2017	$7.80	0.10	1.37	1.47	(0.11)	(0.12)	(0.23)	$9.04	19.30%	1.11%	1.16%	1.19%	1.14%	80%	$448,081
2016	$8.19	0.09	0.17	0.26	(0.09)	(0.56)	(0.65)	$7.80	3.61%	1.11%	1.16%	1.23%	1.18%	82%	$438,001
2015	$9.19	0.08	(0.14)	(0.06)	(0.03)	(0.91)	(0.94)	$8.19	(0.27)%	1.13%	1.15%	0.98%	0.96%	94%	$492,452
2014	$9.46	0.07	0.71	0.78	(0.12)	(0.93)	(1.05)	$9.19	9.47%	1.17%	1.17%	0.76%	0.76%	77%	$527,740
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	1.20%	0.96%	0.96%	79%	$507,497

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
I Class
2019(3)	$8.52	0.05	(0.44)	(0.39)	(0.11)	(0.77)	(0.88)	$7.25	(3.87)%	0.90%(4)	0.95%(4)	1.24%(4)	1.19%(4)	45%	$44,455
2018(5)	$9.00	0.07	0.28	0.35	(0.14)	(0.69)	(0.83)	$8.52	4.18%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$68,975
2017	$7.76	0.12	1.36	1.48	(0.12)	(0.12)	(0.24)	$9.00	19.64%	0.91%	0.96%	1.39%	1.34%	80%	$139,110
2016	$8.16	0.11	0.15	0.26	(0.10)	(0.56)	(0.66)	$7.76	3.71%	0.91%	0.96%	1.43%	1.38%	82%	$123,699
2015	$9.16	0.10	(0.14)	(0.04)	(0.05)	(0.91)	(0.96)	$8.16	(0.06)%	0.93%	0.95%	1.18%	1.16%	94%	$144,546
2014	$9.44	0.08	0.71	0.79	(0.14)	(0.93)	(1.07)	$9.16	9.62%	0.97%	0.97%	0.96%	0.96%	77%	$134,763
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.00%	1.16%	1.16%	79%	$104,332
A Class
2019(3)	$8.63	0.03	(0.44)	(0.41)	(0.08)	(0.77)	(0.85)	$7.37	(4.14)%	1.35%(4)	1.40%(4)	0.79%(4)	0.74%(4)	45%	$164,815
2018(5)	$9.08	0.05	0.28	0.33	(0.09)	(0.69)	(0.78)	$8.63	3.87%	1.36%(4)	1.41%(4)	0.85%(4)	0.80%(4)	58%	$188,883
2017	$7.84	0.08	1.37	1.45	(0.09)	(0.12)	(0.21)	$9.08	19.02%	1.36%	1.41%	0.94%	0.89%	80%	$209,181
2016	$8.22	0.07	0.18	0.25	(0.07)	(0.56)	(0.63)	$7.84	3.44%	1.36%	1.41%	0.98%	0.93%	82%	$245,955
2015	$9.22	0.06	(0.14)	(0.08)	(0.01)	(0.91)	(0.92)	$8.22	(0.56)%	1.38%	1.40%	0.73%	0.71%	94%	$298,762
2014	$9.49	0.05	0.70	0.75	(0.09)	(0.93)	(1.02)	$9.22	9.13%	1.42%	1.42%	0.51%	0.51%	77%	$346,972
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	1.45%	0.71%	0.71%	79%	$391,638

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$8.41	—(6)	(0.43)	(0.43)	(0.02)	(0.77)	(0.79)	$7.19	(4.52)%	2.10%(4)	2.15%(4)	0.04%(4)	(0.01)%(4)	45%	$41,071
2018(5)	$8.85	0.01	0.27	0.28	(0.03)	(0.69)	(0.72)	$8.41	3.36%	2.11%(4)	2.16%(4)	0.10%(4)	0.05%(4)	58%	$53,503
2017	$7.64	0.02	1.34	1.36	(0.03)	(0.12)	(0.15)	$8.85	18.07%	2.11%	2.16%	0.19%	0.14%	80%	$66,032
2016	$8.03	0.02	0.16	0.18	(0.01)	(0.56)	(0.57)	$7.64	2.56%	2.11%	2.16%	0.23%	0.18%	82%	$67,920
2015	$9.08	—(6)	(0.14)	(0.14)	—	(0.91)	(0.91)	$8.03	(1.27)%	2.13%	2.15%	(0.02)%	(0.04)%	94%	$75,881
2014	$9.35	(0.02)	0.70	0.68	(0.02)	(0.93)	(0.95)	$9.08	8.36%	2.17%	2.17%	(0.24)%	(0.24)%	77%	$77,937
2013	$8.27	—(6)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	2.20%	(0.04)%	(0.04)%	79%	$72,756
R Class
2019(3)	$8.61	0.02	(0.44)	(0.42)	(0.06)	(0.77)	(0.83)	$7.36	(4.29)%	1.60%(4)	1.65%(4)	0.54%(4)	0.49%(4)	45%	$17,208
2018(5)	$9.06	0.03	0.28	0.31	(0.07)	(0.69)	(0.76)	$8.61	3.72%	1.61%(4)	1.66%(4)	0.60%(4)	0.55%(4)	58%	$19,634
2017	$7.82	0.06	1.37	1.43	(0.07)	(0.12)	(0.19)	$9.06	18.64%	1.61%	1.66%	0.69%	0.64%	80%	$22,514
2016	$8.20	0.06	0.17	0.23	(0.05)	(0.56)	(0.61)	$7.82	3.18%	1.61%	1.66%	0.73%	0.68%	82%	$24,678
2015	$9.22	0.04	(0.15)	(0.11)	—	(0.91)	(0.91)	$8.20	(0.89)%	1.63%	1.65%	0.48%	0.46%	94%	$24,106
2014	$9.48	0.02	0.72	0.74	(0.07)	(0.93)	(1.00)	$9.22	8.96%	1.67%	1.67%	0.26%	0.26%	77%	$24,106
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	1.70%	0.46%	0.46%	79%	$22,513

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$8.53	0.05	(0.45)	(0.40)	(0.11)	(0.77)	(0.88)	$7.25	(4.00)%	0.90%(4)	0.95%(4)	1.24%(4)	1.19%(4)	45%	$6
2018(5)	$9.00	0.07	0.28	0.35	(0.13)	(0.69)	(0.82)	$8.53	4.24%	0.91%(4)	0.96%(4)	1.30%(4)	1.25%(4)	58%	$6
2017(7)	$8.05	0.08	0.87	0.95	—	—	—	$9.00	11.80%	0.91%(4)	0.96%(4)	1.46%(4)	1.41%(4)	80%(8)	$6
R6 Class
2019(3)	$8.51	0.06	(0.44)	(0.38)	(0.13)	(0.77)	(0.90)	$7.23	(3.84)%	0.75%(4)	0.80%(4)	1.39%(4)	1.34%(4)	45%	$184,505
2018(5)	$8.99	0.09	0.27	0.36	(0.15)	(0.69)	(0.84)	$8.51	4.36%	0.76%(4)	0.81%(4)	1.45%(4)	1.40%(4)	58%	$200,589
2017	$7.76	0.13	1.36	1.49	(0.14)	(0.12)	(0.26)	$8.99	19.70%	0.76%	0.81%	1.54%	1.49%	80%	$90,339
2016	$8.15	0.12	0.16	0.28	(0.11)	(0.56)	(0.67)	$7.76	4.02%	0.76%	0.81%	1.58%	1.53%	82%	$51,430
2015	$9.16	0.11	(0.15)	(0.04)	(0.06)	(0.91)	(0.97)	$8.15	0.00%	0.78%	0.80%	1.33%	1.31%	94%	$18,544
2014	$9.44	0.08	0.72	0.80	(0.15)	(0.93)	(1.08)	$9.16	9.82%	0.80%	0.80%	1.13%	1.13%	77%	$5,136
2013(9)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	0.85%(4)	1.12%(4)	1.12%(4)	79%(10)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

83

Notes

84

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 1903

Semiannual Report

January 31, 2019

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2019
Top Ten Common Stocks	% of net assets
Microsoft Corp.	0.9%
Alphabet, Inc., Class A	0.9%
Amazon.com, Inc.	0.9%
Apple, Inc.	0.8%
Facebook, Inc., Class A	0.5%
JPMorgan Chase & Co.	0.5%
Visa, Inc., Class A	0.5%
Boeing Co. (The)	0.4%
Verizon Communications, Inc.	0.4%
Zimmer Biomet Holdings, Inc.	0.4%

Geographic Composition of Common Stocks	% of net assets
United States	32.9%
United Kingdom	2.4%
Japan	1.9%
France	1.4%
Other Countries	6.0%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.7 years
Average Duration (effective)	5.7 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	32.9%
Foreign Common Stocks*	11.7%
U.S. Treasury Securities	13.4%
Corporate Bonds	12.9%
Sovereign Governments and Agencies	7.0%
U.S. Government Agency Mortgage-Backed Securities	5.6%
Municipal Securities	3.4%
Asset-Backed Securities	3.3%
Collateralized Mortgage Obligations	2.7%
Collateralized Loan Obligations	2.2%
Commercial Mortgage-Backed Securities	1.7%
Affiliated Funds	1.1%
Exchange-Traded Funds	0.4%
Commercial Paper	0.4%
Temporary Cash Investments	2.9%
Other Assets and Liabilities	(1.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$983.50	$5.00	1.00%
I Class	$1,000	$982.80	$4.00	0.80%
A Class	$1,000	$980.40	$6.24	1.25%
C Class	$1,000	$977.90	$9.97	2.00%
R Class	$1,000	$979.10	$7.48	1.50%
R5 Class	$1,000	$984.60	$4.00	0.80%
R6 Class	$1,000	$983.60	$3.25	0.65%
Hypothetical
Investor Class	$1,000	$1,020.16	$5.09	1.00%
I Class	$1,000	$1,021.17	$4.08	0.80%
A Class	$1,000	$1,018.90	$6.36	1.25%
C Class	$1,000	$1,015.12	$10.16	2.00%
R Class	$1,000	$1,017.64	$7.63	1.50%
R5 Class	$1,000	$1,021.17	$4.08	0.80%
R6 Class	$1,000	$1,021.93	$3.31	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 44.6%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	858	$33,865
Airbus SE	1,090	125,400
Astronics Corp.(1)	25	767
Astronics Corp., Class B(1)	3	92
Boeing Co. (The)	4,605	1,775,780
Embraer SA ADR	22,399	476,651
Kratos Defense & Security Solutions, Inc.(1)	2,349	36,386
L3 Technologies, Inc.	987	194,320
Lockheed Martin Corp.	2,075	601,107
Mercury Systems, Inc.(1)	382	22,397
Raytheon Co.	2,964	488,349
Textron, Inc.	6,318	336,307
Thales SA	1,578	174,968
		4,266,389
Air Freight and Logistics — 0.1%
CH Robinson Worldwide, Inc.	69	5,987
Cia de Distribucion Integral Logista Holdings SA	810	20,907
United Parcel Service, Inc., Class B	2,870	302,498
XPO Logistics, Inc.(1)	2,023	122,958
		452,350
Airlines — 0.2%
Delta Air Lines, Inc.	3,695	182,644
Southwest Airlines Co.	12,075	685,377
		868,021
Auto Components — 0.4%
Aptiv plc	3,167	250,605
BorgWarner, Inc.	12,117	495,585
Hyundai Mobis Co. Ltd.(1)	2,627	531,773
Hyundai Wia Corp.(1)	1,874	73,615
Ichikoh Industries Ltd.	3,700	20,432
Leoni AG	7,874	291,190
NOK Corp.	8,500	136,966
Stoneridge, Inc.(1)	58	1,514
		1,801,680
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	18,409	553,559
Hyundai Motor Co.	5,569	648,451
Kia Motors Corp.	30,012	980,976
Mazda Motor Corp.	34,500	380,318
Nissan Motor Co. Ltd.	88,500	753,299
Peugeot SA	5,710	144,074

6

	Shares/ Principal Amount	Value
Renault SA	4,118	$292,157
Thor Industries, Inc.	2,766	180,122
		3,932,956
Banks — 3.7%
Bank of America Corp.	50,241	1,430,361
Bank of Hawaii Corp.	6	464
Bank of NT Butterfield & Son Ltd. (The)	523	18,331
Bank OZK	861	26,123
BankUnited, Inc.	2,616	88,447
Barclays plc	372,970	774,718
BB&T Corp.	27,896	1,361,325
BNP Paribas SA	10,645	500,266
Central Pacific Financial Corp.	1,455	41,657
Comerica, Inc.	3,427	269,842
Commerce Bancshares, Inc.	4,233	253,133
Commerzbank AG(1)	88,903	637,003
Erste Group Bank AG	7,053	245,653
Fifth Third Bancorp	3,415	91,590
FinecoBank Banca Fineco SpA	3,260	35,421
First Hawaiian, Inc.	15,054	387,339
Glacier Bancorp, Inc.	577	24,338
Hana Financial Group, Inc.	13,872	500,114
Hilltop Holdings, Inc.	1,932	35,568
Home BancShares, Inc.	5,248	96,091
HSBC Holdings plc	14,800	125,436
Independent Bank Corp.	226	5,008
JPMorgan Chase & Co.	20,287	2,099,705
KBC Group NV	2,700	183,260
LegacyTexas Financial Group, Inc.	1,532	61,035
M&T Bank Corp.	1,917	315,423
Mitsubishi UFJ Financial Group, Inc.	95,600	514,419
Origin Bancorp, Inc.	1,055	35,944
PNC Financial Services Group, Inc. (The)	5,500	674,685
Prosperity Bancshares, Inc.	2,032	144,557
Seacoast Banking Corp. of Florida(1)	826	22,732
Signature Bank	544	69,257
Societe Generale SA	6,130	190,826
South State Corp.	384	25,478
Standard Chartered plc (London)	86,185	694,963
Standard Chartered plc (Hong Kong)	3,700	30,357
Sumitomo Mitsui Financial Group, Inc.	8,300	308,605
SunTrust Banks, Inc.	11,570	687,489
Swedbank AB, A Shares	9,890	224,297
Texas Capital Bancshares, Inc.(1)	1,309	76,275
U.S. Bancorp	20,890	1,068,732
UMB Financial Corp.	6,165	396,779
UniCredit SpA	16,503	190,740

7

	Shares/ Principal Amount	Value
United Community Banks, Inc.	131	$3,369
Valley National Bancorp	9,797	99,048
Wells Fargo & Co.	13,802	675,056
Westamerica Bancorporation	4,300	269,438
		16,010,697
Beverages — 0.7%
Brown-Forman Corp., Class B	1,221	57,692
China Resources Beer Holdings Co. Ltd.	2,000	7,016
Coca-Cola Co. (The)	10,498	505,269
Coca-Cola HBC AG(1)	5,500	184,700
Constellation Brands, Inc., Class A	825	143,269
Davide Campari-Milano SpA	22,090	198,403
Diageo plc	9,660	368,349
Fevertree Drinks plc	5,370	181,421
MGP Ingredients, Inc.	554	39,772
Molson Coors Brewing Co., Class B	2,037	135,684
Monster Beverage Corp.(1)	2,564	146,763
PepsiCo, Inc.	3,590	404,485
Remy Cointreau SA	1,360	158,204
Treasury Wine Estates Ltd.	24,600	276,335
		2,807,362
Biotechnology — 1.0%
AbbVie, Inc.	7,616	611,489
Abcam plc	271	4,717
Acceleron Pharma, Inc.(1)	398	16,875
Adamas Pharmaceuticals, Inc.(1)	698	6,282
Aimmune Therapeutics, Inc.(1)	545	12,818
Alder Biopharmaceuticals, Inc.(1)	614	8,645
Alexion Pharmaceuticals, Inc.(1)	748	91,974
Amgen, Inc.	3,476	650,394
Amicus Therapeutics, Inc.(1)	1,409	16,964
AnaptysBio, Inc.(1)	118	7,826
Arena Pharmaceuticals, Inc.(1)	528	24,272
Array BioPharma, Inc.(1)	6,055	113,047
Biogen, Inc.(1)	2,781	928,242
Blueprint Medicines Corp.(1)	232	16,725
Celgene Corp.(1)	2,851	252,200
CSL Ltd.	3,020	429,091
Exact Sciences Corp.(1)	564	50,805
Exelixis, Inc.(1)	3,151	74,269
FibroGen, Inc.(1)	366	20,771
Flexion Therapeutics, Inc.(1)	718	10,547
Galapagos NV(1)	463	47,753
Genomic Health, Inc.(1)	204	15,465
Global Blood Therapeutics, Inc.(1)	223	10,684
Halozyme Therapeutics, Inc.(1)	767	12,410
Heron Therapeutics, Inc.(1)	545	14,661

8

	Shares/ Principal Amount	Value
Immunomedics, Inc.(1)	5,368	$79,393
Incyte Corp.(1)	861	69,388
Intercept Pharmaceuticals, Inc.(1)	111	13,396
Loxo Oncology, Inc.(1)	104	24,398
MorphoSys AG(1)	390	42,009
PeptiDream, Inc.(1)	1,000	42,807
Principia Biopharma, Inc.(1)	349	10,578
Sage Therapeutics, Inc.(1)	78	11,122
Sarepta Therapeutics, Inc.(1)	867	121,129
Seattle Genetics, Inc.(1)	1,366	104,403
Ultragenyx Pharmaceutical, Inc.(1)	237	11,689
Vertex Pharmaceuticals, Inc.(1)	955	182,319
Viking Therapeutics, Inc.(1)	995	8,119
		4,169,676
Building Products — 0.3%
Allegion plc	1,225	105,178
CSW Industrials, Inc.(1)	615	31,765
Daikin Industries Ltd.	1,000	108,094
Fortune Brands Home & Security, Inc.	478	21,653
Gibraltar Industries, Inc.(1)	667	23,779
Johnson Controls International plc	21,681	732,167
Masco Corp.	2,219	71,918
PGT Innovations, Inc.(1)	1,172	19,502
Trex Co., Inc.(1)	391	27,276
		1,141,332
Capital Markets — 1.4%
Ameriprise Financial, Inc.	7,070	895,062
Ares Management Corp., Class A	4,924	102,715
AURELIUS Equity Opportunities SE & Co. KGaA	430	18,409
Bank of New York Mellon Corp. (The)	12,740	666,557
BGC Partners, Inc., Class A	39	241
Blucora, Inc.(1)	266	7,850
Brookfield Asset Management, Inc., Class A	912	39,244
Burford Capital Ltd.	2,911	70,180
Charles Schwab Corp. (The)	4,478	209,436
Credit Suisse Group AG(1)	50,795	615,637
Deutsche Boerse AG	1,860	247,546
Donnelley Financial Solutions, Inc.(1)	3,846	56,305
Euronext NV	830	51,237
Hamilton Lane, Inc., Class A	517	18,751
Houlihan Lokey, Inc.	674	29,818
IG Group Holdings plc	2,740	22,835
Interactive Brokers Group, Inc., Class A	965	48,636
Intermediate Capital Group plc	3,700	49,371
Invesco Ltd.	44,066	802,882
London Stock Exchange Group plc	6,840	411,214
LPL Financial Holdings, Inc.	5,757	405,120

9

	Shares/ Principal Amount	Value
MSCI, Inc.	662	$112,719
Northern Trust Corp.	7,689	680,169
Partners Group Holding AG	160	110,104
S&P Global, Inc.	857	164,244
SEI Investments Co.	1,490	70,834
State Street Corp.	2,883	204,405
TD Ameritrade Holding Corp.	2,160	120,852
		6,232,373
Chemicals — 0.4%
Akzo Nobel NV	773	66,814
CF Industries Holdings, Inc.	4,850	211,703
Chr Hansen Holding A/S	2,480	235,165
DowDuPont, Inc.	5,940	319,631
Ferro Corp.(1)	1,315	21,921
Innophos Holdings, Inc.	1,666	49,813
KH Neochem Co. Ltd.	1,400	32,812
Minerals Technologies, Inc.	1,157	67,765
Nutrien Ltd.	2,020	104,647
PolyOne Corp.	615	19,908
Scotts Miracle-Gro Co. (The)	16	1,190
Sherwin-Williams Co. (The)	7	2,951
Sika AG	1,065	140,654
Symrise AG	3,250	270,100
Tokai Carbon Co. Ltd.	3,300	45,150
Umicore SA	2,890	121,943
Valvoline, Inc.	1,088	24,056
WR Grace & Co.	529	37,564
		1,773,787
Commercial Services and Supplies — 0.6%
Advanced Disposal Services, Inc.(1)	1,342	33,819
Babcock International Group plc	111,659	777,918
Brink's Co. (The)	1,135	84,047
Casella Waste Systems, Inc., Class A(1)	1,028	30,963
Ceco Environmental Corp.(1)	2,255	15,514
Charah Solutions, Inc.(1)	2,938	21,036
Clean Harbors, Inc.(1)	540	31,973
Cleanaway Waste Management Ltd.	33,140	43,581
Deluxe Corp.	786	36,919
Edenred	3,520	142,927
Emerald Expositions Events, Inc.	1,368	19,426
Healthcare Services Group, Inc.	900	39,258
HomeServe plc	3,970	49,175
MSA Safety, Inc.	1,693	169,605
Multi-Color Corp.	28	1,303
Rentokil Initial plc	10,230	45,271
Republic Services, Inc.	7,896	605,702

10

	Shares/ Principal Amount	Value
Waste Management, Inc.	6,471	$619,081
		2,767,518
Communications Equipment — 0.4%
AudioCodes Ltd.	166	2,324
Casa Systems, Inc.(1)	2,294	26,702
Cisco Systems, Inc.	25,813	1,220,697
Lumentum Holdings, Inc.(1)	172	8,412
Quantenna Communications, Inc.(1)	1,291	19,288
Telefonaktiebolaget LM Ericsson, B Shares	30,010	267,287
		1,544,710
Construction and Engineering — 0.1%
Badger Daylighting Ltd.	420	11,175
Dycom Industries, Inc.(1)	1,492	86,611
Hazama Ando Corp.	13,000	86,241
Jacobs Engineering Group, Inc.	2,467	159,862
SHO-BOND Holdings Co. Ltd.	500	35,317
Valmont Industries, Inc.	106	13,674
		392,880
Construction Materials — 0.1%
Cemex SAB de CV ADR(1)	31,590	171,850
China Resources Cement Holdings Ltd.	26,000	26,315
CRH plc	7,547	217,300
Vulcan Materials Co.	1,594	162,030
Wienerberger AG	2,880	64,647
		642,142
Consumer Finance — 0.4%
American Express Co.	7,916	812,973
Capital One Financial Corp.	2,153	173,510
Curo Group Holdings Corp.(1)	538	6,725
Discover Financial Services	5,677	383,141
Green Dot Corp., Class A(1)	387	28,646
Synchrony Financial	6,501	195,290
		1,600,285
Containers and Packaging — 0.5%
Amcor Ltd.	16,080	159,788
Ball Corp.	4,820	251,990
Berry Global Group, Inc.(1)	651	32,062
Graphic Packaging Holding Co.	35,264	425,636
Rengo Co. Ltd.	2,900	25,301
RPC Group plc	6,373	66,457
Silgan Holdings, Inc.	2,710	74,850
Sonoco Products Co.	5,995	345,192
Westrock Co.	14,089	573,563
		1,954,839
Distributors†
Genuine Parts Co.	1,831	182,771

11

	Shares/ Principal Amount	Value
Pool Corp.	165	$24,735
		207,506
Diversified Consumer Services†
Bright Horizons Family Solutions, Inc.(1)	251	29,063
Chegg, Inc.(1)	944	33,248
Graham Holdings Co., Class B	83	55,195
		117,506
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,921	394,843
Compass Diversified Holdings	6,601	99,873
		494,716
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,667	80,170
Cellnex Telecom SA(1)	8,290	233,482
Koninklijke KPN NV	36,980	113,934
Verizon Communications, Inc.	31,124	1,713,687
Vonage Holdings Corp.(1)	135	1,230
		2,142,503
Electric Utilities — 0.6%
Edison International	2,786	158,718
Eversource Energy	7,913	549,241
Korea Electric Power Corp.(1)	1,281	39,694
OGE Energy Corp.	5,644	231,122
Pinnacle West Capital Corp.	6,424	566,083
Xcel Energy, Inc.	18,291	957,717
		2,502,575
Electrical Equipment — 0.6%
AMETEK, Inc.	3,535	257,701
AZZ, Inc.	125	5,594
Eaton Corp. plc	7,564	576,755
Emerson Electric Co.	3,556	232,811
Hubbell, Inc.	5,744	627,992
Melrose Industries plc	64,600	143,231
nVent Electric plc	8,055	201,536
Rockwell Automation, Inc.	132	22,377
Schneider Electric SE	2,896	206,324
Signify NV	17,136	424,948
		2,699,269
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	11,900	210,819
Avnet, Inc.	1,241	51,129
Barco NV	360	44,019
Belden, Inc.	1,237	66,316
CDW Corp.	6,284	523,269
Coherent, Inc.(1)	415	49,053
Dolby Laboratories, Inc., Class A	522	33,737
Electrocomponents plc	6,500	46,337

12

	Shares/ Principal Amount	Value
FLIR Systems, Inc.	93	$4,546
Hexagon AB, B Shares	4,920	240,085
Isra Vision AG	700	23,598
Keyence Corp.	400	205,495
Keysight Technologies, Inc.(1)	6,031	446,415
National Instruments Corp.	2,036	90,032
TE Connectivity Ltd.	8,252	667,999
Tech Data Corp.(1)	1,045	99,933
Zebra Technologies Corp., Class A(1)	82	14,235
		2,817,017
Energy Equipment and Services — 0.6%
Baker Hughes a GE Co.	26,088	614,894
C&J Energy Services, Inc.(1)	339	5,448
Dril-Quip, Inc.(1)	585	21,902
Halliburton Co.	19,971	626,291
Liberty Oilfield Services, Inc., Class A	372	5,658
Modec, Inc.	2,100	47,019
National Oilwell Varco, Inc.	5,045	148,727
NCS Multistage Holdings, Inc.(1)	1,591	9,005
Schlumberger Ltd.	17,630	779,422
Seadrill Ltd.(1)	1,750	15,050
Tecnicas Reunidas SA	9,079	231,971
		2,505,387
Entertainment — 0.5%
Activision Blizzard, Inc.	5,070	239,507
Electronic Arts, Inc.(1)	6,761	623,635
Entertainment One Ltd.	15,220	78,782
Liberty Media Corp-Liberty Formula One, Class C(1)	1,757	55,117
Netflix, Inc.(1)	1,172	397,894
Spotify Technology SA(1)	460	62,307
Take-Two Interactive Software, Inc.(1)	3,168	334,383
Ubisoft Entertainment SA(1)	3,343	297,484
Vivendi SA	6,730	171,576
Walt Disney Co. (The)	70	7,806
World Wrestling Entertainment, Inc., Class A	512	42,158
Zynga, Inc., Class A(1)	5,317	23,820
		2,334,469
Equity Real Estate Investment Trusts (REITs) — 2.3%
Advance Residence Investment Corp.	23	68,069
Agree Realty Corp.	1,688	111,459
Alexandria Real Estate Equities, Inc.	1,654	217,848
American Campus Communities, Inc.	1,566	72,067
American Tower Corp.	568	98,173
Americold Realty Trust	3,901	114,377
Boston Properties, Inc.	1,708	225,234
Brandywine Realty Trust	2,233	33,607
Brixmor Property Group, Inc.	20,779	355,944

13

	Shares/ Principal Amount	Value
Camden Property Trust	1,913	$185,465
Canadian Apartment Properties REIT	1,558	55,493
CapitaLand Commercial Trust	24,300	33,956
CareTrust REIT, Inc.	2,530	55,609
Charter Hall Group	20,348	121,813
Community Healthcare Trust, Inc.	582	19,218
Duke Realty Corp.	2,745	80,264
Empire State Realty Trust, Inc., Class A	6,710	103,737
Equinix, Inc.	94	37,036
Equity Residential	4,858	352,496
Extra Space Storage, Inc.	645	63,603
Federal Realty Investment Trust	829	109,901
Fibra Uno Administracion SA de CV	532,001	731,137
First Industrial Realty Trust, Inc.	1,387	45,383
Gaming and Leisure Properties, Inc.	6,462	242,325
Gecina SA	1,201	176,524
GEO Group, Inc. (The)	6,600	148,830
GLP J-Reit	87	92,419
Goodman Group	20,499	173,916
HCP, Inc.	6,299	198,670
Healthcare Trust of America, Inc., Class A	5,811	165,149
Highwoods Properties, Inc.	379	16,797
Host Hotels & Resorts, Inc.	8,975	162,089
Hudson Pacific Properties, Inc.	1,761	57,180
Inmobiliaria Colonial Socimi SA	11,834	121,056
Invitation Homes, Inc.	2,266	50,962
Japan Hotel REIT Investment Corp.	118	90,477
Kite Realty Group Trust	3,258	54,181
Lexington Realty Trust	2,180	20,950
Link REIT	13,500	148,052
Mapletree Commercial Trust	39,300	51,391
MedEquities Realty Trust, Inc.	2,177	25,188
Medical Properties Trust, Inc.	587	10,683
MGM Growth Properties LLC, Class A	8,542	264,802
National Health Investors, Inc.	283	23,563
Northview Apartment Real Estate Investment Trust	2,133	43,311
Orix JREIT, Inc.	144	251,610
Piedmont Office Realty Trust, Inc., Class A	11,010	213,154
Prologis, Inc.	3,462	239,432
PS Business Parks, Inc.	298	43,267
Regency Centers Corp.	1,928	125,320
Rexford Industrial Realty, Inc.	2,337	78,523
RLJ Lodging Trust	653	12,113
Ryman Hospitality Properties, Inc.	921	74,002
Sabra Health Care REIT, Inc.	1,311	26,928
Safestore Holdings plc	8,182	61,946
SBA Communications Corp.(1)	4,822	880,160

14

	Shares/ Principal Amount	Value
Segro plc	16,704	$141,837
Simon Property Group, Inc.	1,192	217,087
STORE Capital Corp.	3,847	124,335
Summit Hotel Properties, Inc.	1,537	17,168
Sun Communities, Inc.	1,928	211,906
Tanger Factory Outlet Centers, Inc.	250	5,688
UDR, Inc.	4,353	190,444
UNITE Group plc (The)	7,926	94,686
Urstadt Biddle Properties, Inc., Class A	493	10,560
Weingarten Realty Investors	976	28,001
Welltower, Inc.	2,277	176,445
Weyerhaeuser Co.	35,022	918,977
		9,773,993
Food and Staples Retailing — 0.3%
Ain Holdings, Inc.	400	29,241
Alimentation Couche-Tard, Inc., B Shares	2,500	135,812
Cosmos Pharmaceutical Corp.	300	57,513
Costco Wholesale Corp.	402	86,281
Sysco Corp.	6,247	398,871
US Foods Holding Corp.(1)	6,994	235,838
Walgreens Boots Alliance, Inc.	2,111	152,541
Walmart, Inc.	3,657	350,450
		1,446,547
Food Products — 0.9%
a2 Milk Co. Ltd.(1)	5,650	49,779
Associated British Foods plc	6,910	216,505
Conagra Brands, Inc.	22,339	483,416
Danone SA	4,570	332,378
General Mills, Inc.	9,195	408,626
Hain Celestial Group, Inc. (The)(1)	1,340	24,562
Hostess Brands, Inc.(1)	1,011	11,616
J.M. Smucker Co. (The)	1,231	129,107
Kellogg Co.	5,012	295,758
Kerry Group plc, A Shares	2,440	249,420
Mondelez International, Inc., Class A	25,958	1,200,817
Nomad Foods Ltd.(1)	1,690	30,978
Orkla ASA	42,161	339,727
TreeHouse Foods, Inc.(1)	107	6,245
		3,778,934
Gas Utilities — 0.1%
Atmos Energy Corp.	1,777	173,488
Rubis SCA	560	33,393
Spire, Inc.	2,360	187,313
		394,194
Health Care Equipment and Supplies — 1.8%
ABIOMED, Inc.(1)	242	84,959
Align Technology, Inc.(1)	741	184,472

15

	Shares/ Principal Amount	Value
Boston Scientific Corp.(1)	6,740	$257,131
Danaher Corp.	3,907	433,364
DexCom, Inc.(1)	407	57,399
Edwards Lifesciences Corp.(1)	1,877	319,878
Elekta AB, B Shares	4,465	59,696
Haemonetics Corp.(1)	1,463	144,705
Hill-Rom Holdings, Inc.	1,995	199,540
Hologic, Inc.(1)	8,306	368,786
Hoya Corp.	3,200	185,286
ICU Medical, Inc.(1)	1,184	294,579
IDEXX Laboratories, Inc.(1)	258	54,897
Insulet Corp.(1)	1,655	134,369
Integer Holdings Corp.(1)	2,237	181,175
Intuitive Surgical, Inc.(1)	431	225,689
Masimo Corp.(1)	1,646	204,746
Medtronic plc	17,901	1,582,269
Merit Medical Systems, Inc.(1)	630	35,614
Nihon Kohden Corp.	1,000	31,366
NuVasive, Inc.(1)	835	41,867
OrthoPediatrics Corp.(1)	451	16,358
Penumbra, Inc.(1)	552	80,322
Siemens Healthineers AG(1)	3,600	141,850
STERIS plc	2,060	234,964
Straumann Holding AG	240	174,078
Surmodics, Inc.(1)	89	5,097
Sysmex Corp.	2,000	111,301
Terumo Corp.	3,700	211,004
Varian Medical Systems, Inc.(1)	115	15,183
Zimmer Biomet Holdings, Inc.	14,666	1,606,807
		7,678,751
Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	1,415	185,591
Amplifon SpA	3,228	57,830
Cardinal Health, Inc.	7,322	365,880
Centene Corp.(1)	145	18,933
Encompass Health Corp.	382	25,533
Ensign Group, Inc. (The)	976	42,524
HealthEquity, Inc.(1)	490	30,547
Henry Schein, Inc.(1)	1,351	104,973
Korian SA	1,320	47,017
LHC Group, Inc.(1)	710	75,068
McKesson Corp.	4,697	602,390
NMC Health plc	1,220	41,255
PetIQ, Inc.(1)	888	27,013
Providence Service Corp. (The)(1)	710	45,539
Quest Diagnostics, Inc.	8,593	750,599
R1 RCM, Inc.(1)	5,052	41,022
16

	Shares/ Principal Amount	Value
Solasto Corp.	2,600	$24,565
UnitedHealth Group, Inc.	3,963	1,070,803
WellCare Health Plans, Inc.(1)	2,329	643,922
		4,201,004
Health Care Technology — 0.1%
Cerner Corp.(1)	9,817	539,051
Computer Programs & Systems, Inc.	122	3,201
HealthStream, Inc.	194	4,881
Inspire Medical Systems, Inc.(1)	436	23,383
Teladoc Health, Inc.(1)	659	42,308
		612,824
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	6,781	390,450
Chipotle Mexican Grill, Inc.(1)	383	202,841
Churchill Downs, Inc.	501	46,082
Compass Group plc	9,524	203,769
Dalata Hotel Group plc	6,750	44,160
Darden Restaurants, Inc.	5,260	551,932
Domino's Pizza, Inc.	650	184,424
Hilton Worldwide Holdings, Inc.	1,123	83,641
Las Vegas Sands Corp.	2,403	140,239
Melco International Development Ltd.	27,000	63,861
Planet Fitness, Inc., Class A(1)	1,891	109,527
Red Robin Gourmet Burgers, Inc.(1)	925	29,582
Red Rock Resorts, Inc., Class A	4,297	109,058
Royal Caribbean Cruises Ltd.	3,678	441,544
Ruth's Hospitality Group, Inc.	360	8,316
Sodexo SA	2,055	214,167
SSP Group plc	3,880	33,941
Starbucks Corp.	4,088	278,556
Texas Roadhouse, Inc.	424	25,796
		3,161,886
Household Durables — 0.4%
Cavco Industries, Inc.(1)	141	23,447
Haseko Corp.	40,900	453,121
Iida Group Holdings Co. Ltd.	25,800	469,701
NVR, Inc.(1)	76	202,160
PlayAGS, Inc.(1)	1,686	42,251
Pressance Corp.	3,500	47,647
PulteGroup, Inc.	7,618	211,857
Sony Corp.	5,400	271,605
Token Corp.	2,000	117,745
TopBuild Corp.(1)	618	32,637
		1,872,171

17

	Shares/ Principal Amount	Value
Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	886	$31,559
Church & Dwight Co., Inc.	1,757	113,520
Colgate-Palmolive Co.	5,240	338,923
Kimberly-Clark Corp.	2,174	242,140
Pigeon Corp.	800	31,340
Procter & Gamble Co. (The)	12,239	1,180,696
Spectrum Brands Holdings, Inc.	1,176	65,715
Unicharm Corp.	5,900	181,897
		2,185,790
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	13,257	217,282
NRG Energy, Inc.	8,805	360,213
		577,495
Industrial Conglomerates — 0.2%
General Electric Co.	15,260	155,041
Honeywell International, Inc.	911	130,847
Rheinmetall AG	531	55,063
Roper Technologies, Inc.	659	186,668
Siemens AG	2,930	321,241
		848,860
Insurance — 1.4%
Aegon NV	144,919	745,685
Aflac, Inc.	10,130	483,201
AIA Group Ltd.	56,000	503,252
AMERISAFE, Inc.	795	47,231
Arthur J. Gallagher & Co.	1,042	77,848
ASR Nederland NV	1,500	63,414
Axis Capital Holdings Ltd.	800	42,840
Beazley plc	1,285	8,335
Brown & Brown, Inc.	4,793	130,178
Chubb Ltd.	8,579	1,141,436
Goosehead Insurance, Inc., Class A(1)	749	21,526
Hanover Insurance Group, Inc. (The)	265	30,221
Hartford Financial Services Group, Inc. (The)	8,208	385,119
Hiscox Ltd.	9,874	183,796
James River Group Holdings Ltd.	741	28,580
Kemper Corp.	426	32,027
Kinsale Capital Group, Inc.	399	23,142
NN Group NV	7,737	327,658
ProAssurance Corp.	2,797	119,320
Progressive Corp. (The)	7,992	537,782
Reinsurance Group of America, Inc.	1,654	238,920
RenaissanceRe Holdings Ltd.	404	55,764
Torchmark Corp.	1,040	87,110
Travelers Cos., Inc. (The)	4,268	535,805

18

	Shares/ Principal Amount	Value
Trupanion, Inc.(1)	773	$20,523
		5,870,713
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A(1)	3,474	3,911,342
Facebook, Inc., Class A(1)	13,673	2,279,152
Twitter, Inc.(1)	9,900	332,244
		6,522,738
Internet and Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	2,106	3,619,645
eBay, Inc.(1)	13,878	466,995
Etsy, Inc.(1)	731	39,949
Expedia Group, Inc.	1,003	119,608
Stamps.com, Inc.(1)	8	1,488
Takeaway.com NV(1)	338	21,443
		4,269,128
IT Services — 1.2%
Accenture plc, Class A	33	5,067
Afterpay Touch Group Ltd.(1)	3,038	35,400
Akamai Technologies, Inc.(1)	4,983	324,393
Amadeus IT Group SA	3,190	231,760
Booz Allen Hamilton Holding Corp.	5,953	292,471
Endurance International Group Holdings, Inc.(1)	393	3,183
EVERTEC, Inc.	2,046	56,613
Evo Payments, Inc., Class A(1)	498	12,525
Fidelity National Information Services, Inc.	453	47,352
Fiserv, Inc.(1)	1,504	124,727
FleetCor Technologies, Inc.(1)	1,393	281,121
GDS Holdings Ltd. ADR(1)	2,374	67,422
GMO Payment Gateway, Inc.	1,100	57,195
International Business Machines Corp.	386	51,886
InterXion Holding NV(1)	6,067	364,263
Keywords Studios plc	1,843	28,861
MasterCard, Inc., Class A	228	48,138
MAXIMUS, Inc.	430	30,156
NEXTDC Ltd.(1)	19,845	99,136
NIC, Inc.	205	3,362
Obic Co. Ltd.	1,300	122,777
PayPal Holdings, Inc.(1)	5,646	501,139
Presidio, Inc.	2,139	34,074
Sabre Corp.	950	21,831
Solutions 30 SE(1)	3,802	48,755
Square, Inc., Class A(1)	2,385	170,170
VeriSign, Inc.(1)	848	143,541
Visa, Inc., Class A	14,978	2,022,180
Worldline SA(1)	210	11,253
Worldpay, Inc., Class A(1)	1,867	155,857
		5,396,608

19

	Shares/ Principal Amount	Value
Leisure Products†
BRP, Inc.	1,117	$32,151
Brunswick Corp.	226	11,372
Malibu Boats, Inc., Class A(1)	513	20,802
Thule Group AB	2,010	41,069
		105,394
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	6,263	476,301
Eurofins Scientific SE	530	213,995
ICON plc(1)	490	68,541
Illumina, Inc.(1)	1,029	287,904
Lonza Group AG(1)	1,400	369,962
NeoGenomics, Inc.(1)	1,373	22,819
PRA Health Sciences, Inc.(1)	296	31,367
QIAGEN NV(1)	2,819	104,388
Siegfried Holding AG(1)	180	63,474
Thermo Fisher Scientific, Inc.	2,376	583,712
		2,222,463
Machinery — 0.9%
Atlas Copco AB, A Shares	3,400	88,451
Atlas Copco AB, B Shares	27,912	666,330
Caterpillar, Inc.	3,797	505,608
Chart Industries, Inc.(1)	467	34,885
Cummins, Inc.	4,951	728,342
EnPro Industries, Inc.	1,113	73,514
Epiroc AB, A Shares(1)	16,165	155,509
Gardner Denver Holdings, Inc.(1)	775	19,119
Georg Fischer AG	40	35,426
Global Brass & Copper Holdings, Inc.	2,168	65,560
Graham Corp.	138	3,091
Hyster-Yale Materials Handling, Inc.	10	696
IMI plc	20,058	251,965
Ingersoll-Rand plc	2,270	227,091
ITT, Inc.	480	25,229
John Bean Technologies Corp.	231	18,351
Kennametal, Inc.	916	34,423
Lydall, Inc.(1)	3	79
Makita Corp.	1,500	53,091
Milacron Holdings Corp.(1)	2,549	35,329
Nabtesco Corp.	1,500	39,518
PACCAR, Inc.	2,415	158,231
Parker-Hannifin Corp.	1,439	237,162
Tadano Ltd.	3,700	41,987
Timken Co. (The)	847	36,074
Tsubakimoto Chain Co.	1,100	40,622
Valmet Oyj	980	22,057

20

	Shares/ Principal Amount	Value
WABCO Holdings, Inc.(1)	1,531	$174,886
		3,772,626
Marine†
Kirby Corp.(1)	1,295	97,008
Media — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	18,280	88,748
Entravision Communications Corp., Class A	10,440	41,134
Nippon Television Holdings, Inc.	19,800	310,789
NOS SGPS SA	5,250	34,061
Townsquare Media, Inc., Class A	483	2,961
TV Asahi Holdings Corp.	6,500	120,132
		597,825
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	1,160	42,201
BHP Group Ltd.	5,450	138,795
KAZ Minerals plc	2,590	20,161
Kirkland Lake Gold Ltd.	2,100	67,557
Largo Resources Ltd.(1)	21,240	46,394
Northern Star Resources Ltd.	6,234	39,867
Sandfire Resources NL	2,980	15,178
SSAB AB, A Shares	5,680	22,463
Steel Dynamics, Inc.	7,435	272,047
		664,663
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.	1,956	35,032
Granite Point Mortgage Trust, Inc.	397	7,749
		42,781
Multi-Utilities — 0.2%
Ameren Corp.	3,815	264,532
NorthWestern Corp.	6,054	386,911
		651,443
Multiline Retail — 0.3%
B&M European Value Retail SA	62,967	267,877
Don Quijote Holdings Co. Ltd.	3,000	174,366
Kohl's Corp.	4,441	305,052
Target Corp.	7,282	531,586
		1,278,881
Oil, Gas and Consumable Fuels — 2.2%
Aker BP ASA	1,380	45,829
Anadarko Petroleum Corp.	8,493	401,974
Callon Petroleum Co.(1)	2,719	22,133
Centennial Resource Development, Inc., Class A(1)	1,255	16,528
Chevron Corp.	9,848	1,129,073
Cimarex Energy Co.	3,029	228,205
Concho Resources, Inc.(1)	3,555	426,031
ConocoPhillips	7,046	476,944
Continental Resources, Inc.(1)	4,372	201,855

21

	Shares/ Principal Amount	Value
CVR Energy, Inc.	3,575	$143,536
Devon Energy Corp.	9,253	246,593
Earthstone Energy, Inc., Class A(1)	1,967	11,861
Eni SpA	36,387	616,285
EOG Resources, Inc.	549	54,461
EQT Corp.	15,135	294,679
Equitrans Midstream Corp.(1)	12,116	252,255
Extraction Oil & Gas, Inc.(1)	1,824	7,187
Exxon Mobil Corp.	3,535	259,045
Gazprom PJSC ADR	79,206	387,205
Gazprom PJSC	61,499	152,995
Gaztransport Et Technigaz SA	530	44,784
HollyFrontier Corp.	1,483	83,552
Imperial Oil Ltd.	3,967	112,554
Kelt Exploration Ltd.(1)	3,359	11,529
Lundin Petroleum AB	6,560	209,607
Matador Resources Co.(1)	566	11,037
Neste Oyj	2,560	234,683
Noble Energy, Inc.	19,024	424,996
PetroChina Co. Ltd., H Shares	624,000	401,296
Royal Dutch Shell plc, A Shares	10,425	322,773
Royal Dutch Shell plc, Class B ADR	3,390	212,892
Saras SpA	182,710	389,188
Surgutneftegas PJSC Preference Shares	907,746	563,460
TOTAL SA	3,765	206,596
TOTAL SA ADR	17,810	974,741
		9,578,362
Paper and Forest Products — 0.1%
Domtar Corp.	5,547	260,154
Ence Energia y Celulosa SA	6,990	54,262
Louisiana-Pacific Corp.	1,275	31,085
		345,501
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	4,129	162,889
Estee Lauder Cos., Inc. (The), Class A	1,126	153,609
Kose Corp.	1,000	146,921
Medifast, Inc.	482	61,329
Ontex Group NV	9,245	196,846
Shiseido Co. Ltd.	2,700	160,608
Unilever NV CVA	2,990	159,736
		1,041,938
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals, Inc.(1)	356	16,739
Allergan plc	4,892	704,350
AstraZeneca plc	5,860	424,512
Bristol-Myers Squibb Co.	3,775	186,372
Catalent, Inc.(1)	1,240	45,793

22

	Shares/ Principal Amount	Value
Dechra Pharmaceuticals plc	900	$27,957
Elanco Animal Health, Inc.(1)	3,463	101,050
Eli Lilly & Co.	737	88,337
Hikma Pharmaceuticals plc	1,960	41,444
Horizon Pharma plc(1)	2,346	50,415
Johnson & Johnson	11,457	1,524,697
Medicines Co. (The)(1)	400	9,244
Merck & Co., Inc.	10,227	761,196
Mylan NV(1)	4,608	138,010
Novartis AG	2,600	226,912
Novo Nordisk A/S, B Shares	3,823	179,291
Optinose, Inc.(1)	993	6,395
Pfizer, Inc.	36,452	1,547,387
Reata Pharmaceuticals, Inc., Class A(1)	168	13,401
Roche Holding AG	600	159,374
Sanofi	4,062	352,973
Sanofi ADR	12,513	543,690
Sawai Pharmaceutical Co. Ltd.	800	41,146
Zoetis, Inc.	6,173	531,866
		7,722,551
Professional Services — 0.5%
Applus Services SA	3,720	42,617
ASGN, Inc.(1)	13	819
BG Staffing, Inc.	322	8,298
Capita plc(1)	245,958	375,155
CoStar Group, Inc.(1)	653	255,153
Heidrick & Struggles International, Inc.	85	2,809
IHS Markit Ltd.(1)	2,607	135,355
InnerWorkings, Inc.(1)	6,816	31,285
Insperity, Inc.	175	18,669
Intertek Group plc	3,728	240,155
Kforce, Inc.	568	18,636
Korn Ferry	1,001	45,646
Nihon M&A Center, Inc.	2,200	55,266
Outsourcing, Inc.	2,000	22,911
Recruit Holdings Co. Ltd.	9,700	259,586
Robert Half International, Inc.	6,734	433,872
Teleperformance	132	22,703
TransUnion	2,027	123,282
TrueBlue, Inc.(1)	75	1,829
Trust Tech, Inc.	1,200	35,723
Verisk Analytics, Inc.(1)	1,597	187,504
		2,317,273
Real Estate Management and Development — 0.5%
ADO Properties SA	930	55,749
Altus Group Ltd.	892	16,741
Aroundtown SA	23,887	211,171

23

	Shares/ Principal Amount	Value
Ayala Land, Inc.	70,800	$60,387
CapitaLand Ltd.	34,100	84,389
Central Pattana PCL	2,600	6,646
China Overseas Land & Investment Ltd.	38,000	143,002
China Vanke Co. Ltd., H Shares	8,800	36,051
CK Asset Holdings Ltd.	17,500	148,453
Colliers International Group, Inc.	850	54,282
Corp. Inmobiliaria Vesta SAB de CV	25,343	35,505
Fabege AB	6,391	93,175
FirstService Corp.	369	29,979
Iguatemi Empresa de Shopping Centers SA	5,800	70,846
Jones Lang LaSalle, Inc.	349	50,050
Longfor Group Holdings Ltd.	30,000	92,779
Mitsui Fudosan Co. Ltd.	6,000	145,414
Newmark Group, Inc., Class A	18	188
Pakuwon Jati Tbk PT	333,400	15,513
Shimao Property Holdings Ltd.	19,500	55,227
Shurgard Self Storage SA(1)	1,189	37,084
Sino Land Co. Ltd.	8,000	14,346
Sumitomo Realty & Development Co. Ltd.	2,800	106,789
Sun Hung Kai Properties Ltd.	11,500	194,302
VGP NV	448	33,743
Vonovia SE	4,858	243,468
		2,035,279
Road and Rail — 0.3%
ArcBest Corp.	936	35,212
Canadian Pacific Railway Ltd.	750	153,722
DSV A/S	472	37,633
Heartland Express, Inc.	13,355	267,234
Norfolk Southern Corp.	598	100,309
Sankyu, Inc.	800	38,945
Union Pacific Corp.	3,762	598,421
		1,231,476
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Energy Industries, Inc.(1)	540	27,697
Advanced Micro Devices, Inc.(1)	6,229	152,050
Applied Materials, Inc.	24,236	947,143
Aquantia Corp.(1)	343	3,022
ASML Holding NV	3,129	550,926
Broadcom, Inc.	3,021	810,383
Cabot Microelectronics Corp.	228	23,231
Cypress Semiconductor Corp.	1,874	25,992
Entegris, Inc.	493	16,294
Infineon Technologies AG	7,970	177,109
Inphi Corp.(1)	935	36,876
Integrated Device Technology, Inc.(1)	1,043	50,951
Intel Corp.	33,101	1,559,719

24

	Shares/ Principal Amount	Value
Kulicke & Soffa Industries, Inc.	1,478	$33,299
Lam Research Corp.	808	137,021
Lasertec Corp.	500	16,360
Lattice Semiconductor Corp.(1)	342	2,668
Marvell Technology Group Ltd.	8,079	149,704
Maxim Integrated Products, Inc.	7,874	427,322
Microchip Technology, Inc.	5,735	460,922
Monolithic Power Systems, Inc.	159	20,123
Nanometrics, Inc.(1)	204	6,240
NVIDIA Corp.	7	1,006
ON Semiconductor Corp.(1)	2,787	55,852
Qorvo, Inc.(1)	253	16,536
QUALCOMM, Inc.	6,556	324,653
Semtech Corp.(1)	390	18,938
SOITEC(1)	554	42,719
Teradyne, Inc.	3,968	142,808
Xilinx, Inc.	2,690	301,119
		6,538,683
Software — 2.4%
Adobe, Inc.(1)	2,340	579,899
Adyen NV(1)	260	193,835
Autodesk, Inc.(1)	1,746	257,011
Avalara, Inc.(1)	665	26,514
Avast plc(1)	9,520	35,789
Aveva Group plc	1,031	36,805
Bottomline Technologies de, Inc.(1)	682	35,225
Cadence Design Systems, Inc.(1)	643	30,883
Coupa Software, Inc.(1)	386	33,567
Dassault Systemes SE	1,200	150,934
Descartes Systems Group, Inc. (The)(1)	1,290	40,096
Fair Isaac Corp.(1)	190	42,788
Five9, Inc.(1)	804	41,108
Fortinet, Inc.(1)	118	9,035
Globant SA(1)	381	25,756
Intuit, Inc.	1,580	340,996
LogMeIn, Inc.	1,415	131,623
Microsoft Corp.	38,498	4,020,293
Nice Ltd. ADR(1)	390	42,880
Oracle Corp. (New York)	11,829	594,171
Palo Alto Networks, Inc.(1)	2,574	552,947
Paylocity Holding Corp.(1)	667	47,377
PTC, Inc.(1)	2,239	189,845
RealPage, Inc.(1)	3,754	209,361
Red Hat, Inc.(1)	788	140,138
RingCentral, Inc., Class A(1)	410	37,900
salesforce.com, Inc.(1)	2,382	361,992
Sapiens International Corp. NV	1,552	18,934

25

	Shares/ Principal Amount	Value
ServiceNow, Inc.(1)	1,529	$336,411
Splunk, Inc.(1)	1,985	247,807
Systena Corp.	3,800	41,907
Temenos AG(1)	900	121,687
Teradata Corp.(1)	2,583	114,634
Tyler Technologies, Inc.(1)	767	145,109
Ultimate Software Group, Inc. (The)(1)	878	239,755
VMware, Inc., Class A	2,533	382,660
Workday, Inc., Class A(1)	1,973	358,159
Workiva, Inc.(1)	651	27,277
Zendesk, Inc.(1)	632	42,679
		10,285,787
Specialty Retail — 1.1%
Adastria Co. Ltd.	1,200	21,993
Advance Auto Parts, Inc.	3,249	517,241
At Home Group, Inc.(1)	1,361	29,996
AutoZone, Inc.(1)	507	429,601
Boot Barn Holdings, Inc.(1)	1,128	26,429
Burlington Stores, Inc.(1)	2,055	352,864
Camping World Holdings, Inc., Class A	3,104	44,015
Carvana Co.(1)	541	20,098
Fast Retailing Co. Ltd.	300	137,414
Five Below, Inc.(1)	1,026	126,947
Floor & Decor Holdings, Inc., Class A(1)	3,064	105,065
Home Depot, Inc. (The)	327	60,014
Hudson Ltd., Class A(1)	1,262	16,255
JD Sports Fashion plc	4,100	24,907
Kingfisher plc	293,725	858,027
Maisons du Monde SA	940	24,264
National Vision Holdings, Inc.(1)	712	22,613
Nextage Co. Ltd.	2,200	24,366
O'Reilly Automotive, Inc.(1)	1,982	683,116
Penske Automotive Group, Inc.	719	33,707
RH(1)	236	32,065
Ross Stores, Inc.	5,824	536,507
TJX Cos., Inc. (The)	8,442	419,821
Tokyo Base Co. Ltd.(1)	200	1,537
Ulta Salon Cosmetics & Fragrance, Inc.(1)	518	151,214
		4,700,076
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	20,301	3,378,898
Cray, Inc.(1)	1,615	35,433
HP, Inc.	8,280	182,408
Immersion Corp.(1)	650	6,169
NetApp, Inc.	3,737	238,309
Seagate Technology plc	3,098	137,179
		3,978,396

26

	Shares/ Principal Amount	Value
Textiles, Apparel and Luxury Goods — 0.8%
adidas AG	1,010	$240,108
Burberry Group plc	5,360	126,850
Canada Goose Holdings, Inc.(1)	4,293	220,918
Capri Holdings Ltd.(1)	1,738	73,830
Deckers Outdoor Corp.(1)	3,281	421,444
HUGO BOSS AG	1,940	139,085
Kering SA	450	226,179
Lululemon Athletica, Inc.(1)	891	131,699
Moncler SpA	380	14,313
NIKE, Inc., Class B	10,510	860,559
Tapestry, Inc.	16,409	635,192
VF Corp.	2,645	222,630
		3,312,807
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	18,528	238,455
Essent Group Ltd.(1)	3,924	155,979
LendingTree, Inc.(1)	71	21,040
Merchants Bancorp	17	333
Mr. Cooper Group, Inc.(1)	27	416
NMI Holdings, Inc., Class A(1)	759	16,698
Walker & Dunlop, Inc.	214	10,287
		443,208
Tobacco — 0.2%
Altria Group, Inc.	14,961	738,325
Swedish Match AB	4,700	210,504
		948,829
Trading Companies and Distributors — 0.5%
AerCap Holdings NV(1)	11,522	544,530
Ashtead Group plc	7,690	194,892
Bunzl plc	7,990	251,735
Foundation Building Materials, Inc.(1)	4,609	42,126
GMS, Inc.(1)	1,474	27,903
Grafton Group plc	1,140	10,990
HD Supply Holdings, Inc.(1)	33	1,384
MonotaRO Co. Ltd.	8,500	180,670
MSC Industrial Direct Co., Inc., Class A	4,137	345,398
NOW, Inc.(1)	1,979	26,776
Seven Group Holdings Ltd.	4,750	54,705
SiteOne Landscape Supply, Inc.(1)	700	37,310
United Rentals, Inc.(1)	838	104,968
Univar, Inc.(1)	3,823	79,633
W.W. Grainger, Inc.	158	46,672
Yamazen Corp.	6,500	65,236
		2,014,928
Water Utilities†
SJW Group	563	33,752

27

	Shares/ Principal Amount	Value
Wireless Telecommunication Services†
Shenandoah Telecommunications Co.	132	$6,287
T-Mobile US, Inc.(1)	132	9,190
		15,477
TOTAL COMMON STOCKS (Cost $161,621,492)		192,748,988
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	$1,000,000	1,099,805
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	154,354
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	432,629
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	902,480
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	102,473
U.S. Treasury Bonds, 3.00%, 11/15/44	150,000	150,334
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	3,200,000	2,911,500
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	601,430
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	851,693
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	374,937	421,675
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	557,705	522,267
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	548,120	496,273
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	535,155	495,123
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	522,050	496,151
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,685,176	2,641,736
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,057,348	2,989,257
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,357,362	3,326,063
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,404,234	1,401,429
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,287,688	9,049,840
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,256,440	4,147,349
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,072,490	2,275,246
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,940,032	5,897,029
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,836,762	4,637,277
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	208,676	202,556
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,532,670	1,495,611
U.S. Treasury Notes, 1.625%, 7/31/19	800,000	796,703
U.S. Treasury Notes, 1.75%, 9/30/19	2,000,000	1,989,805
U.S. Treasury Notes, 1.50%, 11/30/19	1,090,000	1,080,633
U.S. Treasury Notes, 1.375%, 1/15/20(2)	350,000	346,117
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	296,109
U.S. Treasury Notes, 1.375%, 9/15/20	900,000	884,391
U.S. Treasury Notes, 1.375%, 10/31/20	1,600,000	1,569,750
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	247,866
U.S. Treasury Notes, 1.875%, 4/30/22	2,400,000	2,358,281
U.S. Treasury Notes, 2.25%, 8/15/27(2)	300,000	292,084
U.S. Treasury Notes, 2.75%, 2/15/28	350,000	353,773
TOTAL U.S. TREASURY SECURITIES (Cost $58,628,179)		57,917,092

28

		Shares/ Principal Amount	Value
CORPORATE BONDS — 12.9%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.125%, 10/1/24		$50,000	$50,469
Bombardier, Inc., 8.75%, 12/1/21(3)		25,000	26,670
Bombardier, Inc., 7.50%, 3/15/25(3)		35,000	33,906
TransDigm, Inc., 6.00%, 7/15/22		40,000	40,400
United Technologies Corp., 6.05%, 6/1/36		51,000	59,331
United Technologies Corp., 5.70%, 4/15/40		75,000	84,834
			295,610
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		120,000	118,619
XPO Logistics, Inc., 6.50%, 6/15/22(3)		19,000	19,475
			138,094
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		40,000	40,150
United Continental Holdings, Inc., 5.00%, 2/1/24		45,000	44,888
			85,038
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,225
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		85,000	85,106
			97,331
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	46,668
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	56,768
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	246,003
General Motors Co., 4.20%, 10/1/27		30,000	27,716
General Motors Co., 5.15%, 4/1/38		100,000	88,544
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	187,179
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	50,043
			702,921
Banks — 3.1%
Akbank T.A.S, 5.00%, 10/24/22		50,000	47,660
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		102,000	101,584
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		82,000	77,293
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	234,425
Banistmo SA, 3.65%, 9/19/22		$120,000	117,300
Bank of America Corp., 4.10%, 7/24/23		70,000	72,598
Bank of America Corp., MTN, 4.20%, 8/26/24		260,000	266,375
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	90,827
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	130,799
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	66,174
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		40,000	41,314
Bank of America Corp., VRN, 3.00%, 12/20/23		129,000	127,286
Bank of America Corp., VRN, 3.42%, 12/20/28		56,000	54,069
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,433
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	215,179
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,249

29

		Shares/ Principal Amount	Value
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	$115,306
CIT Group, Inc., 5.00%, 8/15/22		$90,000	92,475
Citigroup, Inc., 2.75%, 4/25/22		160,000	158,232
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,033
Citigroup, Inc., 4.45%, 9/29/27		350,000	355,465
Citigroup, Inc., VRN, 3.52%, 10/27/28		210,000	203,478
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	278,999
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	144,911
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	252,049
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	118,642
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	443,950
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	86,506
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	206,310
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	61,544
Fifth Third Bank, 2.875%, 10/1/21		31,000	30,757
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	135,494
HSBC Holdings plc, 4.30%, 3/8/26		$200,000	204,346
HSBC Holdings plc, VRN, 3.26%, 3/13/23		200,000	198,719
Huntington Bancshares, Inc., 2.30%, 1/14/22		80,000	77,927
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,598
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	619,127
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	235,603
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		90,000	84,232
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	83,061
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	340,665
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	132,902
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$184,000	184,632
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		80,000	81,710
Regions Financial Corp., 2.75%, 8/14/22		70,000	68,290
Royal Bank of Canada, 1.50%, 7/29/19		2,500,000	2,485,497
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,300
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	141,697
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(3)		$87,000	87,452
Toronto-Dominion Bank (The), 2.125%, 7/2/19		1,000,000	997,964
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(3)		60,000	52,735
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	24,416
U.S. Bank N.A., 2.80%, 1/27/25		250,000	244,080
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	118,439
Wells Fargo & Co., 3.07%, 1/24/23		$80,000	79,527
Wells Fargo & Co., 4.125%, 8/15/23		100,000	102,096
Wells Fargo & Co., 3.00%, 4/22/26		180,000	172,914
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	129,529
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	80,267
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	121,483
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	115,955
Westpac Banking Corp., 4.875%, 11/19/19		1,200,000	1,219,288

30

		Shares/ Principal Amount	Value
Woori Bank, MTN, 4.75%, 4/30/24		$61,000	$62,256
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)		50,000	44,836
Zenith Bank plc, 6.25%, 4/22/19(3)		100,000	100,148
			13,387,407
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(3)		180,000	171,175
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,460
Constellation Brands, Inc., 4.75%, 12/1/25		$150,000	157,442
			388,077
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		5,000	4,944
AbbVie, Inc., 3.60%, 5/14/25		40,000	39,575
AbbVie, Inc., 4.40%, 11/6/42		130,000	117,990
AbbVie, Inc., 4.70%, 5/14/45		10,000	9,363
Amgen, Inc., 4.66%, 6/15/51		138,000	135,812
Biogen, Inc., 3.625%, 9/15/22		160,000	162,770
Celgene Corp., 3.25%, 8/15/22		90,000	89,796
Celgene Corp., 3.625%, 5/15/24		15,000	14,970
Celgene Corp., 3.875%, 8/15/25		130,000	130,811
Celgene Corp., 5.00%, 8/15/45		70,000	70,687
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	113,637
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	231,000
			1,121,355
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	111,152
Capital Markets — 0.5%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/25	EUR	100,000	117,715
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	125,989
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	113,816
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$35,000	34,833
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	49,744
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	71,412
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$20,000	19,729
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		305,000	295,246
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29		50,000	48,734
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		110,000	96,571
Morgan Stanley, 2.75%, 5/19/22		50,000	49,298
Morgan Stanley, 5.00%, 11/24/25		80,000	84,667
Morgan Stanley, 4.375%, 1/22/47		40,000	40,276
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	254,361
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	252,331
Morgan Stanley, MTN, 4.00%, 7/23/25		270,000	277,409
SURA Asset Management SA, 4.375%, 4/11/27		40,000	38,600
			1,970,731

31

	Shares/ Principal Amount	Value
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23	$20,000	$19,375
Equate Petrochemical BV, 4.25%, 11/3/26(3)	34,000	33,911
Hexion, Inc., 6.625%, 4/15/20	10,000	8,038
Huntsman International LLC, 5.125%, 11/15/22	25,000	25,969
INEOS Group Holdings SA, 5.625%, 8/1/24(3)	30,000	28,934
NOVA Chemicals Corp., 4.875%, 6/1/24(3)	70,000	66,762
Olin Corp., 5.125%, 9/15/27	10,000	9,800
Platform Specialty Products Corp., 5.875%, 12/1/25(3)	10,000	10,025
Tronox Finance plc, 5.75%, 10/1/25(3)	10,000	8,688
		211,502
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	20,000	21,125
Covanta Holding Corp., 5.875%, 3/1/24	40,000	40,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	204,000	203,009
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	60,000	60,210
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	25,000	26,500
Republic Services, Inc., 3.55%, 6/1/22	220,000	223,512
RR Donnelley & Sons Co., 6.00%, 4/1/24	25,000	24,844
		599,200
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	27,000	34,455
CommScope Technologies LLC, 6.00%, 6/15/25(3)	50,000	47,500
HTA Group Ltd., 9.125%, 3/8/22(3)	61,000	63,135
IHS Netherlands Holdco BV, 9.50%, 10/27/21(3)	37,000	38,274
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	25,000	25,250
		208,614
Construction Materials†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	10,000	9,575
Cemex SAB de CV, 6.125%, 5/5/25	80,000	81,640
Standard Industries, Inc., 6.00%, 10/15/25(3)	20,000	20,225
		111,440
Consumer Finance — 0.2%
Ally Financial, Inc., 4.625%, 3/30/25	40,000	40,885
Ally Financial, Inc., 5.75%, 11/20/25	45,000	46,969
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	69,024
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,579
Capital One Financial Corp., 3.75%, 7/28/26	255,000	243,860
Discover Financial Services, 3.75%, 3/4/25	200,000	195,551
Navient Corp., 5.00%, 10/26/20	45,000	45,281
Navient Corp., 5.50%, 1/25/23	20,000	19,375
Synchrony Financial, 3.00%, 8/15/19	50,000	49,872
		960,396
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	60,000	60,294

32

		Shares/ Principal Amount	Value
Berry Global, Inc., 5.125%, 7/15/23		$25,000	$25,165
BWAY Holding Co., 5.50%, 4/15/24(3)		10,000	9,806
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	176,750
International Paper Co., 4.40%, 8/15/47		80,000	72,432
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		33,919	34,090
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	30,093
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		40,000	40,975
Sealed Air Corp., 5.125%, 12/1/24(3)		25,000	25,382
			474,987
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,296
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	49,675
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	117,787
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	162,636
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	240,303
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	279,233
Gulf Gate Apartments LLC, VRN, 2.50%, 9/1/28 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)		3,000,000	3,000,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	50,568
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		125,000	115,844
MDC GMTN B.V., 3.25%, 4/28/22(3)		41,000	40,805
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		45,000	49,049
			4,105,900
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		150,000	155,557
AT&T, Inc., 4.45%, 4/1/24		6,000	6,237
AT&T, Inc., 3.40%, 5/15/25		90,000	88,057
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	117,984
AT&T, Inc., 4.75%, 5/15/46		$130,000	121,380
AT&T, Inc., 5.15%, 11/15/46		171,000	167,090
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,640
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,071
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		5,000	4,338
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	63,865
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,223
Frontier Communications Corp., 10.50%, 9/15/22		$85,000	60,934
Frontier Communications Corp., 11.00%, 9/15/25		35,000	22,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	24,031
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	83,700
Level 3 Financing, Inc., 5.375%, 8/15/22		55,000	55,567

33

		Shares/ Principal Amount	Value
Ooredoo International Finance Ltd., 7.875%, 6/10/19(3)		$92,000	$93,555
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		61,000	59,463
Orange SA, 4.125%, 9/14/21		120,000	123,080
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	41,085
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	125,556
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		$80,000	73,641
Verizon Communications, Inc., 3.38%, 2/15/25		80,000	79,988
Verizon Communications, Inc., 2.625%, 8/15/26		120,000	112,238
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	40,219
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,993
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	56,365
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(3)(8)		30,000	28,425
			1,927,032
Electric Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		82,000	87,076
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		61,000	60,742
Exelon Corp., 5.15%, 12/1/20		120,000	123,608
Exelon Corp., 4.45%, 4/15/46		30,000	29,173
FirstEnergy Corp., 4.25%, 3/15/23		120,000	123,079
FirstEnergy Corp., 4.85%, 7/15/47		30,000	30,471
Greenko Investment Co., 4.875%, 8/16/23(3)		41,000	38,081
Minejesa Capital BV, 4.625%, 8/10/30(3)		82,000	77,242
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		50,000	45,656
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	39,094
			654,222
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		17,000	15,002
Ensco plc, 5.20%, 3/15/25		30,000	22,500
Halliburton Co., 3.80%, 11/15/25		120,000	121,307
Halliburton Co., 4.85%, 11/15/35		60,000	61,764
Nabors Industries, Inc., 4.625%, 9/15/21		10,000	9,513
Noble Holding International Ltd., 7.75%, 1/15/24		55,000	46,475
Transocean, Inc., 9.00%, 7/15/23(3)		55,000	57,595
Weatherford International Ltd., 7.75%, 6/15/21		20,000	17,150
Weatherford International Ltd., 4.50%, 4/15/22		50,000	32,000
			383,306
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39		70,000	93,761
21st Century Fox America, Inc., 4.75%, 9/15/44		32,000	35,044
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		25,000	23,154
Viacom, Inc., 3.125%, 6/15/22		60,000	58,392
Viacom, Inc., 4.25%, 9/1/23		80,000	81,277
Viacom, Inc., 4.375%, 3/15/43		30,000	25,709
VTR Finance BV, 6.875%, 1/15/24		92,000	95,096
WMG Acquisition Corp., 5.625%, 4/15/22(3)		14,000	14,192
			426,625
34

		Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		$40,000	$41,249
American Tower Corp., 3.375%, 10/15/26		150,000	143,190
Boston Properties LP, 3.65%, 2/1/26		100,000	98,296
Crown Castle International Corp., 5.25%, 1/15/23		10,000	10,545
Equinix, Inc., 5.375%, 5/15/27		20,000	20,100
Essex Portfolio LP, 3.625%, 8/15/22		90,000	90,419
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,578
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	20,700
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	20,477
Hospitality Properties Trust, 4.65%, 3/15/24		60,000	59,798
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	34,825
Iron Mountain, Inc., 4.875%, 9/15/27(3)		20,000	18,550
Kilroy Realty LP, 3.80%, 1/15/23		100,000	99,638
Kimco Realty Corp., 2.80%, 10/1/26		80,000	73,286
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	20,625
SBA Communications Corp., 4.875%, 7/15/22		35,000	35,536
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)		10,000	8,875
Welltower, Inc., 3.75%, 3/15/23		100,000	100,178
			925,865
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		35,000	34,650
Cencosud SA, 4.375%, 7/17/27		100,000	91,325
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		163,000	160,490
Horizon Pharma USA, Inc., 6.625%, 5/1/23		20,000	20,025
Kroger Co. (The), 3.30%, 1/15/21		170,000	170,339
Kroger Co. (The), 3.875%, 10/15/46		50,000	40,474
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	197,989
Rite Aid Corp., 6.125%, 4/1/23(3)		50,000	42,375
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,750
Walmart, Inc., 2.55%, 4/11/23		$19,000	18,927
Walmart, Inc., 4.05%, 6/29/48		140,000	144,476
			992,820
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	19,685
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		20,000	20,325
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	30,037
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	69,825
MHP SE, 7.75%, 5/10/24(3)		51,000	49,212
Minerva Luxembourg SA, 6.50%, 9/20/26		126,000	120,998
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		30,000	27,113
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		70,000	68,950

35

	Shares/ Principal Amount	Value
Post Holdings, Inc., 5.00%, 8/15/26(3)	$40,000	$38,008
		444,153
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	9,000	9,248
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	40,000	42,050
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	20,000	20,225
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	24,632
Enbridge, Inc., 4.00%, 10/1/23	70,000	71,060
Energy Transfer LP, 5.50%, 6/1/27	35,000	36,400
Energy Transfer Operating LP, 4.15%, 10/1/20	110,000	111,118
Energy Transfer Operating LP, 3.60%, 2/1/23	14,000	13,836
Energy Transfer Operating LP, 6.50%, 2/1/42	80,000	85,807
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	227,146
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	35,322
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	20,000	18,500
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	225,839
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	101,282
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	158,590
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	180,000	194,550
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	166,824
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	43,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	20,000	19,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	30,000	28,350
		1,634,179
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	119,759
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	48,903
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	59,413
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,251
Medtronic, Inc., 4.375%, 3/15/35	190,000	199,855
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	59,751
		499,932
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	9,888
Aetna, Inc., 2.75%, 11/15/22	90,000	87,963
Anthem, Inc., 3.65%, 12/1/27	50,000	49,239
Anthem, Inc., 4.65%, 1/15/43	50,000	50,368
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	19,325
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	28,673
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	19,175

36

	Shares/ Principal Amount	Value
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(3)	$10,000	$8,600
CVS Health Corp., 3.50%, 7/20/22	110,000	111,087
CVS Health Corp., 4.30%, 3/25/28	130,000	131,790
CVS Health Corp., 4.78%, 3/25/38	60,000	60,411
CVS Health Corp., 5.05%, 3/25/48	70,000	72,080
DaVita, Inc., 5.125%, 7/15/24	35,000	34,573
DaVita, Inc., 5.00%, 5/1/25	30,000	28,988
Encompass Health Corp., 5.75%, 11/1/24	15,000	15,225
HCA, Inc., 5.00%, 3/15/24	70,000	73,010
HCA, Inc., 5.375%, 2/1/25	70,000	72,428
HCA, Inc., 4.50%, 2/15/27	45,000	45,463
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	29,925
Northwell Healthcare, Inc., 4.26%, 11/1/47	40,000	38,457
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,070
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,706
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,450
Tenet Healthcare Corp., 5.125%, 5/1/25	50,000	48,969
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	119,857
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	51,834
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	82,745
		1,376,299
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	50,224
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	30,000	29,025
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,431
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	25,625
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	36,663
Golden Nugget, Inc., 6.75%, 10/15/24(3)	30,000	30,075
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	110,000	108,352
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	19,850
International Game Technology plc, 6.25%, 2/15/22(3)	25,000	26,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	20,000	20,700
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	59,806
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	41,304
MGM Resorts International, 6.00%, 3/15/23	30,000	31,200
MGM Resorts International, 4.625%, 9/1/26	10,000	9,450
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	35,000	32,988
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	10,000	10,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	60,000	63,146
Scientific Games International, Inc., 6.25%, 9/1/20	15,000	14,925
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	21,100

37

		Shares/ Principal Amount	Value
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		$55,000	$53,487
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	24,750
			719,101
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		2,000	1,910
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	17,100
Lennar Corp., 4.75%, 4/1/21		70,000	70,962
Meritage Homes Corp., 5.125%, 6/6/27		40,000	35,987
PulteGroup, Inc., 5.50%, 3/1/26		20,000	20,175
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		20,000	19,000
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		55,000	53,763
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	73,200
William Lyon Homes, Inc., 5.875%, 1/31/25		25,000	22,125
			314,222
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		25,000	23,750
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	39,612
			63,362
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc., 6.25%, 5/1/24		10,000	10,388
Vistra Energy Corp., 7.375%, 11/1/22		50,000	52,125
			62,513
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		40,000	36,707
Insurance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	153,809
Allianz SE, VRN, 3.375%, 9/18/24	EUR	200,000	242,709
American International Group, Inc., 4.125%, 2/15/24		$240,000	245,669
American International Group, Inc., 4.50%, 7/16/44		70,000	66,455
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	66,951
AXA SA, 7.125%, 12/15/20	GBP	110,000	158,881
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	237,470
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	90,931
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	118,790
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	59,990
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	120,824
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	117,990
Fiore Capital LLC, VRDN, 2.45%, 2/6/19 (LOC: Wells Fargo Bank N.A.)		$1,500,000	1,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	20,200
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	34,152
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	200,000	224,538
Markel Corp., 4.90%, 7/1/22		$120,000	124,145
MetLife, Inc., 4.125%, 8/13/42		9,000	8,845

38

		Shares/ Principal Amount	Value
MetLife, Inc., 4.875%, 11/13/43		$70,000	$75,823
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	99,384
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	49,794
Prudential Financial, Inc., 3.94%, 12/7/49		166,000	154,940
Voya Financial, Inc., 5.70%, 7/15/43		110,000	120,705
WR Berkley Corp., 4.625%, 3/15/22		80,000	82,475
			4,175,470
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		61,000	61,466
Tencent Holdings Ltd., 3.60%, 1/19/28(3)		150,000	146,094
			207,560
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	136,325
JD.com, Inc., 3.875%, 4/29/26		102,000	95,601
			231,926
IT Services†
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	84,093
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,156
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	119,232
			208,481
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 4.875%, 5/15/23(3)		$30,000	30,487
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		93,000	94,099
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		35,000	35,143
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		60,000	66,605
			226,334
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		30,000	29,250
Media — 0.6%
Altice Financing SA, 6.625%, 2/15/23(3)		70,000	70,546
Altice France SA, 7.375%, 5/1/26(3)		35,000	33,862
AMC Networks, Inc., 4.75%, 8/1/25		100,000	96,875
CBS Corp., 4.85%, 7/1/42		50,000	47,235
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	172,176
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		85,000	86,700
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		55,000	53,350
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	298,695
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	21,558
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20		45,000	45,112
Comcast Corp., 6.40%, 5/15/38		110,000	135,060
Comcast Corp., 4.75%, 3/1/44		120,000	124,897
CSC Holdings LLC, 6.75%, 11/15/21		45,000	47,376
CSC Holdings LLC, 6.625%, 10/15/25(3)		50,000	52,437

39

		Shares/ Principal Amount	Value
CSC Holdings LLC, 5.50%, 5/15/26(3)		$25,000	$24,813
CSC Holdings LLC, 5.50%, 4/15/27(3)		20,000	19,600
Digicel Ltd., 6.00%, 4/15/21		61,000	56,608
Discovery Communications LLC, 5.625%, 8/15/19		80,000	80,991
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,525
DISH DBS Corp., 5.00%, 3/15/23		15,000	13,106
DISH DBS Corp., 5.875%, 11/15/24		55,000	45,787
Gray Television, Inc., 5.125%, 10/15/24(3)		25,000	24,359
Gray Television, Inc., 5.875%, 7/15/26(3)		40,000	39,400
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,375
Lamar Media Corp., 5.375%, 1/15/24		100,000	102,750
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(3)		50,000	51,218
Myriad International Holdings BV, 6.00%, 7/18/20		61,000	62,922
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		25,000	24,250
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		30,000	29,130
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	15,056
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	50,812
TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	29,657
Univision Communications, Inc., 5.125%, 2/15/25(3)		45,000	41,119
Warner Media LLC, 2.95%, 7/15/26		80,000	74,006
Warner Media LLC, 3.80%, 2/15/27		100,000	97,916
Warner Media LLC, 5.35%, 12/15/43		50,000	50,351
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,835
			2,399,465
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$15,000	12,263
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		20,000	20,933
Allegheny Technologies, Inc., 5.95%, 1/15/21		45,000	45,833
ArcelorMittal, 5.50%, 3/1/21		60,000	62,135
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		50,000	48,500
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	48,063
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		110,000	101,338
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	53,350
Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	35,600
Nexa Resources SA, 5.375%, 5/4/27		92,000	91,420
Novelis Corp., 5.875%, 9/30/26(3)		55,000	53,281
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,488
Vedanta Resources plc, 6.125%, 8/9/24(3)		87,000	79,358
			682,562
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		12,000	12,023
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	24,758
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		20,000	19,200
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	80,527

40

		Shares/ Principal Amount	Value
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		$70,000	$64,380
Calpine Corp., 5.375%, 1/15/23		35,000	34,125
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	132,500
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$102,000	104,509
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	56,957
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	77,821
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	72,377
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	217,244
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	75,895
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,028
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	61,394
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	39,212
Florida Power & Light Co., 3.95%, 3/1/48		50,000	50,379
Georgia Power Co., 4.30%, 3/15/42		50,000	46,773
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		41,000	45,916
KazTransGas JSC, 4.375%, 9/26/27(3)		82,000	79,318
Listrindo Capital BV, 4.95%, 9/14/26		41,000	38,847
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	41,763
NiSource, Inc., 5.65%, 2/1/45		70,000	77,724
Pampa Energia SA, 7.50%, 1/24/27		82,000	73,185
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		82,000	84,098
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	71,388
Progress Energy, Inc., 3.15%, 4/1/22		60,000	59,702
Sempra Energy, 2.875%, 10/1/22		130,000	126,241
Sempra Energy, 3.25%, 6/15/27		80,000	74,051
Sempra Energy, 4.00%, 2/1/48		40,000	34,762
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	26,842
Southern Power Co., 5.15%, 9/15/41		40,000	39,506
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	27,595
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	114,565
			2,182,582
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		$1,000	885
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	109,833
			110,718
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		20,000	13,906
Antero Resources Corp., 5.125%, 12/1/22		95,000	95,237
Antero Resources Corp., 5.00%, 3/1/25		40,000	38,800
Apache Corp., 4.75%, 4/15/43		50,000	44,991
BP Capital Markets America, Inc., 4.50%, 10/1/20		40,000	41,148
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	23,500
Chesapeake Energy Corp., 8.00%, 1/15/25		30,000	30,306
Cimarex Energy Co., 4.375%, 6/1/24		100,000	101,502
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	99,499

41

	Shares/ Principal Amount	Value
CNX Resources Corp., 5.875%, 4/15/22	$50,000	$49,875
Concho Resources, Inc., 4.375%, 1/15/25	120,000	121,117
Denbury Resources, Inc., 9.00%, 5/15/21(3)	10,000	9,950
Denbury Resources, Inc., 4.625%, 7/15/23	15,000	10,088
Diamondback Energy, Inc., 4.75%, 11/1/24	25,000	25,063
Ecopetrol SA, 5.875%, 5/28/45	130,000	128,667
Encana Corp., 6.50%, 2/1/38	60,000	66,232
Energy Transfer LP, 4.25%, 3/15/23	80,000	80,800
EOG Resources, Inc., 5.625%, 6/1/19	110,000	110,892
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(3)	20,000	10,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	20,000	16,100
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	49,715
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	30,000	26,475
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(3)	286,000	289,509
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)	56,000	59,153
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)	56,000	64,497
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(3)	80,000	75,700
Gulfport Energy Corp., 6.00%, 10/15/24	15,000	14,175
Gulfport Energy Corp., 6.375%, 5/15/25	45,000	42,806
Halcon Resources Corp., 6.75%, 2/15/25	50,000	38,250
Hess Corp., 6.00%, 1/15/40	80,000	78,751
Laredo Petroleum, Inc., 6.25%, 3/15/23	10,000	9,588
Marathon Oil Corp., 3.85%, 6/1/25	50,000	49,197
MEG Energy Corp., 6.50%, 1/15/25(3)	25,000	24,656
MPLX LP, 4.875%, 12/1/24	25,000	26,072
MPLX LP, 4.875%, 6/1/25	160,000	166,806
MPLX LP, 4.50%, 4/15/38	40,000	37,319
MPLX LP, 5.20%, 3/1/47	20,000	19,667
Murphy Oil Corp., 4.45%, 12/1/22	30,000	29,561
Newfield Exploration Co., 5.75%, 1/30/22	150,000	156,375
Newfield Exploration Co., 5.375%, 1/1/26	10,000	10,300
Noble Energy, Inc., 4.15%, 12/15/21	120,000	121,451
Oasis Petroleum, Inc., 6.875%, 3/15/22	40,000	40,000
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)	40,000	39,900
Petrobras Global Finance BV, 5.75%, 2/1/29	150,000	147,120
Petrobras Global Finance BV, 7.25%, 3/17/44	70,000	73,920
Petroleos Mexicanos, 6.50%, 3/13/27	55,000	52,877
Phillips 66, 4.30%, 4/1/22	160,000	165,941
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	82,000	81,666
QEP Resources, Inc., 5.375%, 10/1/22	50,000	49,365
Range Resources Corp., 5.00%, 8/15/22	45,000	43,875
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	18,089	18,387
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(3)	184,000	187,580

42

		Shares/ Principal Amount	Value
Reliance Industries Ltd., 4.125%, 1/28/25		$133,000	$132,590
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	3,600
Shell International Finance BV, 2.375%, 8/21/22		100,000	98,727
Shell International Finance BV, 3.625%, 8/21/42		120,000	114,278
SM Energy Co., 5.00%, 1/15/24		25,000	23,750
Southwestern Energy Co., 6.20%, 1/23/25		35,000	34,213
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	59,250
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,927
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	116,785
Tullow Oil plc, 7.00%, 3/1/25(3)		$100,000	97,902
Whiting Petroleum Corp., 5.75%, 3/15/21		30,000	30,150
Williams Cos., Inc. (The), 4.125%, 11/15/20		20,000	20,261
Williams Cos., Inc. (The), 4.55%, 6/24/24		170,000	176,001
Williams Cos., Inc. (The), 5.10%, 9/15/45		90,000	90,848
WPX Energy, Inc., 6.00%, 1/15/22		45,000	45,900
YPF SA, 8.50%, 7/28/25		82,000	80,585
YPF SA, 6.95%, 7/21/27		82,000	73,734
			4,617,578
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	188,164
Allergan Funding SCS, 3.85%, 6/15/24		80,000	80,343
Allergan Funding SCS, 4.55%, 3/15/35		80,000	77,122
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)		65,000	63,538
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		15,000	15,778
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		85,000	80,537
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)		80,000	65,700
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		80,000	77,909
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		40,000	33,273
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		100,000	104,117
			786,481
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		10,000	8,156
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	143,183
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	100,580
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	16,979
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	40,303
CSX Corp., 3.40%, 8/1/24		110,000	110,186
CSX Corp., 3.25%, 6/1/27		50,000	48,302
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		20,000	20,381
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	74,375
Union Pacific Corp., 4.75%, 9/15/41		120,000	123,745
			678,034
Semiconductors and Semiconductor Equipment†
Sensata Technologies BV, 5.00%, 10/1/25(3)		20,000	20,200

43

	Shares/ Principal Amount	Value
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	$60,000	$61,275
Microsoft Corp., 2.70%, 2/12/25	210,000	208,221
Microsoft Corp., 3.45%, 8/8/36	50,000	48,966
Microsoft Corp., 4.25%, 2/6/47	160,000	172,435
Oracle Corp., 2.50%, 10/15/22	200,000	197,312
Oracle Corp., 3.625%, 7/15/23	60,000	61,798
Oracle Corp., 2.65%, 7/15/26	180,000	171,668
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	45,000	37,800
		959,475
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(3)	16,000	16,820
Hertz Corp. (The), 6.25%, 10/15/22	40,000	36,400
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	72,922
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	223,989
L Brands, Inc., 5.625%, 2/15/22	40,000	40,850
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,375
PetSmart, Inc., 7.125%, 3/15/23(3)	60,000	37,950
PetSmart, Inc., 5.875%, 6/1/25(3)	10,000	7,903
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	10,000
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	23,938
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	106,606
United Rentals North America, Inc., 5.75%, 11/15/24	20,000	20,575
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	45,675
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	14,817
		683,820
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.50%, 2/9/25	220,000	213,386
Apple, Inc., 2.45%, 8/4/26	80,000	76,027
Apple, Inc., 3.20%, 5/11/27	100,000	99,450
Apple, Inc., 2.90%, 9/12/27	50,000	48,488
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	70,000	73,877
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	280,000	293,042
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	170,000	171,123
NCR Corp., 5.00%, 7/15/22	20,000	19,824
Seagate HDD Cayman, 4.75%, 6/1/23	90,000	89,185
Western Digital Corp., 4.75%, 2/15/26	20,000	18,650
		1,103,052
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	65,000	64,106
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	30,000	28,050
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	97,000	92,932
GTH Finance BV, 7.25%, 4/26/23(3)	121,000	127,550
Millicom International Cellular SA, 5.125%, 1/15/28(3)	102,000	96,645
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(3)	80,000	75,916

44

		Shares/ Principal Amount	Value
Sprint Communications, Inc., 6.00%, 11/15/22		$20,000	$20,304
Sprint Corp., 7.25%, 9/15/21		85,000	89,472
Sprint Corp., 7.875%, 9/15/23		35,000	37,275
Sprint Corp., 7.125%, 6/15/24		70,000	72,100
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	31,200
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,600
VEON Holdings BV, 5.20%, 2/13/19(3)		123,000	123,307
			777,301
TOTAL CORPORATE BONDS (Cost $56,104,253)			55,691,013
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.0%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$87,000	73,918
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	767,847
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	213,226
			981,073
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	126,000	164,898
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	140,000	167,161
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	101,000	178,168
			510,227
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	47,000	82,937
Canada — 0.4%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	266,585
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	237,658
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	535,061
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	361,390
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	341,068
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	33,147
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	84,779
			1,859,688
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	254,452
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	103,499
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	82,212
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	70,564
			152,776
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	173,000	249,341
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,301,557
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	371,436

45

		Shares/ Principal Amount	Value
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	$575,992
			2,248,985
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	185,617
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	428,000	494,018
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,083,492
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	298,811
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	372,323
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	136,000	221,753
			2,656,014
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	262,715
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	293,207
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,110,589
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	499,000	697,867
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	295,000	338,382
			2,440,045
Japan — 1.8%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	301,508
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,012,660
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,865,296
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	431,530
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,387,972
			7,998,966
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	191,519
Mexico — 0.9%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	387,763
Mexican Bonos, 8.00%, 12/7/23	MXN	62,030,000	3,218,174
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	394,100
			4,000,037
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(3)(5)	EUR	95,000	110,323
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	401,000	475,693
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	63,000	107,353
			693,369
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	360,000	43,885
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,510,000	180,739
			224,624
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	190,160
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	64,794

46

		Shares/ Principal Amount	Value
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	$321,903
			386,697
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	222,544
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	7,200,000	543,104
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	6,300,000	439,738
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	76,432
			1,059,274
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	5,000	6,837
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	164,000	199,702
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	16,000	24,950
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	30,000	53,847
			285,336
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	287,091
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	125,508
			412,599
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	117,823
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	329,630
			447,453
United Kingdom — 0.6%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	166,732
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	707,041
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	820,199
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	289,085
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	432,175
			2,415,232
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $29,555,918)			30,403,480
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.41%, (1-year H15T1Y plus 2.25%), 9/1/35		$136,779	144,270
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.87%), 7/1/36		9,685	10,171
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36		34,483	36,306
FHLMC, VRN, 4.30%, (1-year H15T1Y plus 2.25%), 4/1/37		82,086	86,589
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40		45,722	46,502
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41		12,805	13,346
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41		35,319	36,057
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41		60,932	62,000
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43		181,397	179,839
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.64%), 2/1/43		37,530	38,707
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43		7,227	7,461
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43		15,992	16,498

47

	Shares/ Principal Amount	Value
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	$397,575	$396,137
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	292,725	294,894
FNMA, VRN, 4.23%, (6-month LIBOR plus 1.57%), 6/1/35	111,473	115,369
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	73,233	75,813
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	103,743	107,376
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	43,494	44,894
FNMA, VRN, 4.08%, (6-month LIBOR plus 1.54%), 9/1/35	10,591	10,954
FNMA, VRN, 4.40%, (1-year H15T1Y plus 2.16%), 3/1/38	65,201	68,636
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	14,502	15,093
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	27,432	28,726
FNMA, VRN, 3.60%, (12-month LIBOR plus 1.79%), 8/1/40	75,265	76,436
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	61,652	62,522
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	65,226	66,160
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42	13,352	13,390
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	100,310	100,121
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	252,083	253,136
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	74,718	75,062
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	163,941	164,799
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	314,267	318,579
		2,965,843
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.9%
FHLMC, 8.00%, 7/1/30	2,048	2,399
FHLMC, 6.50%, 5/1/31	7,356	8,026
FHLMC, 5.50%, 12/1/33	71,872	78,014
FHLMC, 5.50%, 1/1/38	101,959	110,776
FHLMC, 6.00%, 2/1/38	126,937	139,215
FHLMC, 6.00%, 11/1/38	87,054	95,369
FNMA, 5.00%, 9/1/20	26,810	27,260
FNMA, 7.00%, 6/1/26	248	270
FNMA, 6.50%, 6/1/29	9,374	10,162
FNMA, 7.00%, 7/1/29	596	599
FNMA, 7.00%, 3/1/30	3,744	4,021
FNMA, 7.50%, 9/1/30	2,436	2,839
FNMA, 6.50%, 9/1/31	17,270	18,730
FNMA, 7.00%, 9/1/31	5,677	6,114
FNMA, 6.50%, 1/1/32	3,586	3,890
FNMA, 5.50%, 6/1/33	55,753	60,435
FNMA, 5.50%, 8/1/33	279,444	304,444
FNMA, 5.50%, 9/1/33	76,366	83,203
FNMA, 5.00%, 11/1/33	258,471	277,744
FNMA, 5.50%, 1/1/34	236,284	257,485
FNMA, 4.50%, 9/1/35	133,946	139,911
FNMA, 5.00%, 2/1/36	222,609	238,508
FNMA, 5.50%, 4/1/36	38,765	42,251
FNMA, 5.00%, 10/1/36	25,093	26,439
FNMA, 5.50%, 12/1/36	80,072	87,254
FNMA, 5.50%, 1/1/37	253,253	276,117

48

	Shares/ Principal Amount	Value
FNMA, 6.50%, 8/1/37	$79,824	$86,447
FNMA, 5.00%, 4/1/40	459,971	490,339
FNMA, 4.00%, 1/1/41	662,733	686,591
FNMA, 5.00%, 6/1/41	380,984	405,854
FNMA, 4.50%, 7/1/41	340,567	358,008
FNMA, 4.50%, 9/1/41	755,664	794,394
FNMA, 4.50%, 9/1/41	251,674	264,108
FNMA, 4.00%, 12/1/41	622,998	644,967
FNMA, 4.00%, 1/1/42	385,896	398,546
FNMA, 3.50%, 5/1/42	786,102	795,470
FNMA, 3.50%, 6/1/42	495,875	501,758
FNMA, 3.00%, 11/1/42	949,695	938,421
FNMA, 3.50%, 5/1/45	583,260	589,669
FNMA, 3.50%, 2/1/46	1,448,937	1,462,020
FNMA, 6.50%, 8/1/47	14,748	15,489
FNMA, 6.50%, 9/1/47	9,860	10,306
FNMA, 6.50%, 9/1/47	18,756	19,608
FNMA, 6.50%, 9/1/47	901	944
FNMA, 3.00%, TBA	1,000,000	982,422
FNMA, 4.00%, TBA	2,939,000	3,008,514
FNMA, 4.50%, TBA	1,956,000	2,032,597
GNMA, 7.00%, 1/15/24	763	792
GNMA, 8.00%, 7/15/24	3,462	3,554
GNMA, 8.00%, 9/15/24	2,003	2,022
GNMA, 9.00%, 4/20/25	549	598
GNMA, 7.00%, 9/15/25	5,347	5,435
GNMA, 7.50%, 10/15/25	3,554	3,599
GNMA, 7.50%, 2/15/26	8,588	9,173
GNMA, 8.25%, 7/15/26	22,160	22,456
GNMA, 7.00%, 12/15/27	12,798	12,854
GNMA, 6.50%, 2/15/28	2,030	2,207
GNMA, 6.50%, 3/15/28	8,184	8,895
GNMA, 6.50%, 4/15/28	960	1,044
GNMA, 6.00%, 10/15/28	15,821	17,016
GNMA, 7.00%, 5/15/31	5,550	6,297
GNMA, 5.50%, 11/15/32	38,470	42,212
GNMA, 6.50%, 10/15/38	410,506	461,050
GNMA, 4.50%, 5/20/41	357,118	375,986
GNMA, 4.50%, 6/15/41	201,745	213,221
GNMA, 4.00%, 12/15/41	739,081	765,461
GNMA, 3.50%, 6/20/42	308,846	314,704
GNMA, 3.50%, 7/20/42	235,626	239,883
GNMA, 3.50%, 4/20/45	96,263	97,644
GNMA, 2.50%, 7/20/46	152,123	147,090
GNMA, 2.50%, 8/20/46	474,044	458,357
GNMA, 2.50%, 2/20/47	50,000	48,344

49

	Shares/ Principal Amount	Value
GNMA, 3.00%, TBA	$1,100,000	$1,091,750
		21,139,591
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,140,959)		24,105,434
MUNICIPAL SECURITIES — 3.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	141,394
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.55%, 2/7/19 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 1.42%, 2/7/19 (LOC: Bank of Montreal)	1,465,000	1,465,000
Illinois Housing Development Authority Rev., VRDN, 2.40%, 2/6/19 (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 2.44%, 2/7/19 (LOC: JPMorgan Chase Bank N.A.)	975,000	975,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	13,379
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	39,212
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	144,948
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,648
New York City GO, 6.27%, 12/1/37	40,000	50,423
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	121,366
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.50%, 2/7/19 (LOC: FNMA)	115,000	115,000
Pasadena Public Financing Authority Rev., VRDN, 2.56%, 2/7/19 (SBBPA: Bank of the West)	2,400,000	2,400,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	57,751
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	15,983
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.43%, 2/7/19 (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	177,871
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	224,809
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,629
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	92,084
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,053
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	124,168
State of California GO, 4.60%, 4/1/38	40,000	41,275
State of California GO, 7.55%, 4/1/39	30,000	44,134
State of California GO, 7.30%, 10/1/39	30,000	42,067
State of California GO, 7.60%, 11/1/40	65,000	97,407
State of Illinois GO, 5.10%, 6/1/33	65,000	62,291
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	87,096
State of Texas GO, 5.52%, 4/1/39	15,000	18,626
State of Washington GO, 5.14%, 8/1/40	5,000	5,871

50

	Shares/ Principal Amount	Value
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.47%, 2/7/19 (LOC: Bank of America N.A.)	$1,359,000	$1,359,000
Tennis for Charity, Inc. Rev., VRDN, 2.50%, 2/7/19 (LOC: JPMorgan Chase Bank N.A.)	1,355,000	1,355,000
TOTAL MUNICIPAL SECURITIES (Cost $14,273,366)		14,552,485
ASSET-BACKED SECURITIES — 3.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	613,000	612,097
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	182,194	179,790
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(3)	392,283	392,577
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	25,511	25,388
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	136,863	134,878
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	148,942	146,973
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 3/17/37(3)	717,275	705,468
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.46%, (1-month LIBOR plus 0.95%), 3/17/37(3)	1,750,000	1,735,473
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.79%, (1-month LIBOR plus 1.28%), 6/17/37(3)	600,000	594,939
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(3)	925,000	919,733
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.76%, (1-month LIBOR plus 1.25%), 1/17/38(3)	1,450,000	1,452,950
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(3)	271,551	272,189
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	95,859	94,560
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	94,728	92,584
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	310,422	302,340
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(3)	689,465	689,799
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(3)	274,729	274,940
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	99,680	97,075
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	300,000	296,120
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	100,000	98,752
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,125,000	1,135,433
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	94,204	93,124
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	85,369	84,910
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	117,983	116,509

51

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	$30,744	$29,930
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	631,896	633,787
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(3)	85,777	85,740
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(3)	99,446	97,524
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(3)	281,146	275,885
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	368,875	359,149
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	360,862	355,507
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	573,549	561,822
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	57,468	57,378
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	436,366	429,846
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	332,133	324,285
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	553,525	557,547
TOTAL ASSET-BACKED SECURITIES (Cost $14,391,158)		14,317,001
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(3)	100,621	100,916
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.18%, 11/25/34	365,740	356,557
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34	151,098	150,069
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.35%, 7/25/35	124,198	127,958
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	258,988	258,290
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(3)	239,662	240,394
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	552,552	563,896
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	371,975	376,391
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	59,107	57,716
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.99%, 10/25/29(3)	193,605	192,417
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	385,295	389,734
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(3)	242,516	247,683
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(3)	79,415	79,407
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(3)	171,936	170,721

52

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/25/47(3)	$435,835	$434,944
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	219,183	218,976
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	528,461	532,738
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	412,136	411,710
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	418,598	423,244
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	84,908	79,601
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	294,568	290,140
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.71%, 3/25/35	142,167	139,971
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	78,560	79,326
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	31,099	32,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.68%, 6/25/35	51,510	53,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.42%, 4/25/35	335,080	339,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	411,165	403,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.48%, 7/25/36	59,336	58,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	55,912	56,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	126,223	125,546
		6,991,183
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	50,000	50,452
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	1,737,117	1,748,840
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.31%, (1-month LIBOR plus 0.80%), 12/25/29	104,322	104,311
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.96%, (1-month LIBOR plus 0.45%), 7/25/30	184,569	183,909
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	120,000	125,455
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	224,125	233,206
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	18,263	18,284
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	120,033	120,500
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	135,000	142,928
FNMA, Series 2017-C06, Class 2M2, VRN, 5.31%, (1-month LIBOR plus 2.80%), 2/25/30	75,000	77,299

53

	Shares/ Principal Amount	Value
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	$1,600,000	$1,632,646
		4,437,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,444,834)		11,429,013
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(3)	800,000	787,335
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(3)	225,000	220,946
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.21%, (3-month LIBOR plus 1.45%), 4/20/31(3)	125,000	122,495
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(3)	1,500,000	1,469,246
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(3)	350,000	344,019
CBAM Ltd., Series 2018-5A, Class B1, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/17/31(3)	550,000	538,987
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(3)	425,000	419,686
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(3)	400,000	395,255
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.75%, (3-month LIBOR plus 0.97%), 4/18/31(3)	575,000	566,170
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.55%), 4/20/30(3)	400,000	392,553
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(3)	200,000	198,100
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.85%, (3-month LIBOR plus 1.07%), 1/18/31(3)	200,000	198,678
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(3)	300,000	297,407
KKR CLO Ltd., Series 22A, Class B, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/20/31(3)	600,000	589,905
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(3)	577,000	576,027
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(3)	300,000	297,491
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.26%, (3-month LIBOR plus 1.50%), 4/19/30(3)	100,000	98,771
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(3)	450,000	446,327
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.29%, (3-month LIBOR plus 1.50%), 4/15/31(3)	400,000	394,156
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(3)	100,000	99,669
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.74%, (3-month LIBOR plus 0.96%), 4/16/31(3)	425,000	416,779
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/25/31(3)	150,000	148,048
54

	Shares/ Principal Amount	Value
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.48%, (3-month LIBOR plus 1.70%), 10/18/31(3)	$600,000	$596,273
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,722,742)		9,614,323
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	500,000	501,890
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	424,643
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,075,000	1,131,132
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	375,000	392,946
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	425,000	440,158
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	108,000	111,361
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	375,000	387,895
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	125,000	124,437
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	75,000	78,408
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	350,000	353,299
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	325,000	320,989
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	75,000	75,863
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	490,713	491,554
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	49,866
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 6/15/34(3)	550,000	543,522
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	325,000	324,167
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	382,717
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(3)	450,000	451,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	200,000	192,917
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	97,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	98,503
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	445,000	436,121
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,447,210)		7,411,028
AFFILIATED FUNDS(6) — 1.1%
American Century Diversified Corporate Bond ETF (Cost $4,726,345)	97,120	4,767,135

55

	Shares/ Principal Amount	Value
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	398	$56,719
iShares Russell 1000 Value ETF	7,910	945,482
iShares Russell Mid-Cap Value ETF	7,460	627,759
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,619,391)		1,629,960
COMMERCIAL PAPER(7) — 0.4%
LMA-Americas LLC, 2.79%, 2/15/19	$600,000	599,381
Old Line Funding LLC, 2.73%, 7/18/19(3)	1,000,000	1,000,000
TOTAL COMMERCIAL PAPER (Cost $1,599,365)		1,599,381
TEMPORARY CASH INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,629,800)	12,629,800	12,629,800
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $407,905,012)		438,816,133
OTHER ASSETS AND LIABILITIES — (1.6)%		(6,705,179)
TOTAL NET ASSETS — 100.0%		$432,110,954

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,350,193	USD	966,401	Bank of America N.A.	3/20/19	$15,682
USD	325,505	AUD	450,214	Bank of America N.A.	3/20/19	(1,965)
BRL	4,203,836	USD	1,088,203	Goldman Sachs & Co.	3/20/19	61,151
CAD	1,804,906	USD	1,357,031	Morgan Stanley	3/20/19	18,151
CAD	312,246	USD	234,623	Morgan Stanley	3/20/19	3,282
CAD	11,361	USD	8,467	Morgan Stanley	3/29/19	191
CAD	4,493	USD	3,332	Morgan Stanley	3/29/19	92
CAD	2,236	USD	1,648	Morgan Stanley	3/29/19	56
CAD	996	USD	734	Morgan Stanley	3/29/19	25
CAD	2,365	USD	1,742	Morgan Stanley	3/29/19	60
CAD	5,088	USD	3,747	Morgan Stanley	3/29/19	130
CAD	2,888	USD	2,153	Morgan Stanley	3/29/19	48
CAD	2,365	USD	1,785	Morgan Stanley	3/29/19	17
CAD	996	USD	751	Morgan Stanley	3/29/19	8
CAD	3,112	USD	2,333	Morgan Stanley	3/29/19	39
CAD	1,245	USD	940	Morgan Stanley	3/29/19	9
CAD	1,618	USD	1,221	Morgan Stanley	3/29/19	13
CAD	871	USD	663	Morgan Stanley	3/29/19	1
USD	1,137,651	CAD	1,516,147	Morgan Stanley	3/20/19	(17,522)
USD	100,977	CAD	136,931	Morgan Stanley	3/20/19	(3,353)
USD	841	CAD	1,120	Morgan Stanley	3/29/19	(13)
USD	3,616	CAD	4,817	Morgan Stanley	3/29/19	(55)
USD	1,098	CAD	1,458	Morgan Stanley	3/29/19	(13)
USD	937	CAD	1,245	Morgan Stanley	3/29/19	(11)
USD	752	CAD	996	Morgan Stanley	3/29/19	(7)
USD	1,099	CAD	1,456	Morgan Stanley	3/29/19	(10)
USD	1,393	CAD	1,843	Morgan Stanley	3/29/19	(12)

56

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,682	CAD	2,241	Morgan Stanley	3/29/19	$(26)
USD	2,430	CAD	3,237	Morgan Stanley	3/29/19	(37)
USD	2,181	CAD	2,863	Morgan Stanley	3/29/19	(1)
USD	1,562	CAD	2,069	Morgan Stanley	3/29/19	(14)
USD	3,107	CAD	4,114	Morgan Stanley	3/29/19	(28)
USD	27,503	CAD	36,846	Morgan Stanley	3/29/19	(577)
USD	85,448	CAD	114,477	Morgan Stanley	3/29/19	(1,793)
USD	53,521	CAD	71,703	Morgan Stanley	3/29/19	(1,123)
USD	1,098	CAD	1,494	Morgan Stanley	3/29/19	(41)
USD	2,876	CAD	3,914	Morgan Stanley	3/29/19	(107)
USD	1,247	CAD	1,693	Morgan Stanley	3/29/19	(43)
USD	738	CAD	996	Morgan Stanley	3/29/19	(21)
USD	1,682	CAD	2,241	Morgan Stanley	3/29/19	(26)
CHF	89,929	USD	91,662	UBS AG	3/20/19	(845)
CHF	1,024,439	USD	1,049,867	UBS AG	3/20/19	(15,315)
CHF	7,932	USD	8,110	UBS AG	3/29/19	(92)
CHF	5,956	USD	6,098	UBS AG	3/29/19	(77)
CHF	12,413	USD	12,647	UBS AG	3/29/19	(99)
CHF	8,485	USD	8,669	UBS AG	3/29/19	(92)
CHF	19,871	USD	20,395	UBS AG	3/29/19	(310)
CHF	7,497	USD	7,678	UBS AG	3/29/19	(100)
CHF	8,934	USD	9,085	UBS AG	3/29/19	(55)
USD	1,297,731	CHF	1,276,163	UBS AG	3/20/19	8,971
USD	6,102	CHF	5,956	UBS AG	3/29/19	82
USD	199,453	CHF	196,202	UBS AG	3/29/19	1,135
CLP	2,922,580	USD	4,308	Goldman Sachs & Co.	3/20/19	149
USD	2,075,531	CNY	14,037,853	Goldman Sachs & Co.	3/20/19	(18,650)
USD	66,284	CZK	1,499,385	UBS AG	3/20/19	(431)
USD	13,973	DKK	90,938	Goldman Sachs & Co.	3/20/19	(25)
EUR	5,001	USD	5,785	Credit Suisse AG	3/29/19	(35)
EUR	8,859	USD	10,157	Credit Suisse AG	3/29/19	29
EUR	5,573	USD	6,401	Credit Suisse AG	3/29/19	7
EUR	29,415	USD	33,786	Credit Suisse AG	3/29/19	38
EUR	8,358	USD	9,594	Credit Suisse AG	3/29/19	16
EUR	5,114	USD	5,842	Credit Suisse AG	3/29/19	39
USD	2,854,427	EUR	2,497,399	JPMorgan Chase Bank N.A.	2/20/19	(7,938)
USD	10,617	EUR	9,226	Credit Suisse AG	3/29/19	9
USD	8,912	EUR	7,744	Credit Suisse AG	3/29/19	7
USD	35,810	EUR	31,349	Credit Suisse AG	3/29/19	(237)
USD	9,918	EUR	8,650	Credit Suisse AG	3/29/19	(29)
USD	9,468	EUR	8,241	Credit Suisse AG	3/29/19	(8)
USD	13,083	EUR	11,388	Credit Suisse AG	3/29/19	(12)
USD	38,054	EUR	33,108	Credit Suisse AG	3/29/19	(16)
USD	11,120	EUR	9,648	Credit Suisse AG	3/29/19	26
USD	9,459	EUR	8,202	Credit Suisse AG	3/29/19	28
USD	6,693	EUR	5,786	Credit Suisse AG	3/29/19	40
USD	13,926	EUR	12,069	Credit Suisse AG	3/29/19	48
USD	237,523	EUR	206,440	Credit Suisse AG	3/29/19	143
USD	1,177,043	EUR	1,023,013	Credit Suisse AG	3/29/19	710

57

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	409,752	EUR	356,131	Credit Suisse AG	3/29/19	$247
USD	11,978	EUR	10,500	Credit Suisse AG	3/29/19	(96)
USD	28,851	EUR	25,162	Credit Suisse AG	3/29/19	(82)
USD	6,467	EUR	5,640	Credit Suisse AG	3/29/19	(18)
USD	8,982	EUR	7,861	Credit Suisse AG	3/29/19	(57)
USD	13,457	EUR	11,777	Credit Suisse AG	3/29/19	(85)
GBP	3,921	USD	4,991	JPMorgan Chase Bank N.A.	3/29/19	165
GBP	3,158	USD	4,004	JPMorgan Chase Bank N.A.	3/29/19	149
GBP	11,790	USD	14,965	JPMorgan Chase Bank N.A.	3/29/19	541
GBP	1,276	USD	1,626	JPMorgan Chase Bank N.A.	3/29/19	52
GBP	12,158	USD	15,549	JPMorgan Chase Bank N.A.	3/29/19	441
GBP	4,536	USD	5,796	JPMorgan Chase Bank N.A.	3/29/19	169
GBP	3,471	USD	4,516	JPMorgan Chase Bank N.A.	3/29/19	49
GBP	4,591	USD	6,017	JPMorgan Chase Bank N.A.	3/29/19	20
GBP	7,075	USD	9,248	JPMorgan Chase Bank N.A.	3/29/19	57
GBP	2,397	USD	3,173	JPMorgan Chase Bank N.A.	3/29/19	(20)
GBP	3,440	USD	4,542	JPMorgan Chase Bank N.A.	3/29/19	(18)
GBP	1,796	USD	2,359	JPMorgan Chase Bank N.A.	3/29/19	3
USD	143,683	GBP	112,162	Bank of America N.A.	3/20/19	(3,763)
USD	1,661,207	GBP	1,306,771	Bank of America N.A.	3/20/19	(56,652)
USD	115,148	GBP	90,505	Bank of America N.A.	3/20/19	(3,828)
USD	5,486	GBP	4,217	JPMorgan Chase Bank N.A.	3/29/19	(61)
USD	2,005	GBP	1,551	JPMorgan Chase Bank N.A.	3/29/19	(35)
USD	3,072	GBP	2,350	JPMorgan Chase Bank N.A.	3/29/19	(19)
USD	6,809	GBP	5,200	JPMorgan Chase Bank N.A.	3/29/19	(30)
USD	5,732	GBP	4,484	JPMorgan Chase Bank N.A.	3/29/19	(165)
USD	5,977	GBP	4,656	JPMorgan Chase Bank N.A.	3/29/19	(147)
USD	1,631	GBP	1,276	JPMorgan Chase Bank N.A.	3/29/19	(48)
USD	59,919	GBP	47,126	JPMorgan Chase Bank N.A.	3/29/19	(2,061)
USD	211,130	GBP	166,052	JPMorgan Chase Bank N.A.	3/29/19	(7,262)
USD	160,898	GBP	126,545	JPMorgan Chase Bank N.A.	3/29/19	(5,535)
USD	5,150	GBP	4,046	JPMorgan Chase Bank N.A.	3/29/19	(171)
USD	3,942	GBP	3,105	JPMorgan Chase Bank N.A.	3/29/19	(142)
USD	5,576	GBP	4,397	JPMorgan Chase Bank N.A.	3/29/19	(208)
USD	5,369	GBP	4,234	JPMorgan Chase Bank N.A.	3/29/19	(200)
USD	9,400	GBP	7,329	JPMorgan Chase Bank N.A.	3/29/19	(240)
USD	7,190	GBP	5,525	JPMorgan Chase Bank N.A.	3/29/19	(78)
USD	6,211	GBP	4,774	JPMorgan Chase Bank N.A.	3/29/19	(67)
USD	2,632	GBP	2,052	JPMorgan Chase Bank N.A.	3/29/19	(67)
HUF	26,143,454	USD	93,568	UBS AG	3/20/19	1,454
HUF	296,304,613	USD	1,061,320	UBS AG	3/20/19	15,642
USD	2,141,479	HUF	604,153,924	UBS AG	3/20/19	(54,405)
IDR	1,826,130,527	USD	124,041	Goldman Sachs & Co.	3/20/19	6,471
ILS	209,615	USD	56,336	UBS AG	3/20/19	1,488
JPY	1,160,654	USD	10,587	Bank of America N.A.	3/29/19	115
JPY	488,480	USD	4,456	Bank of America N.A.	3/29/19	48
JPY	756,442	USD	6,893	Bank of America N.A.	3/29/19	82
JPY	1,022,164	USD	9,510	Bank of America N.A.	3/29/19	(85)
JPY	902,830	USD	8,394	Bank of America N.A.	3/29/19	(69)

58

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,492,152	USD	13,793	Bank of America N.A.	3/29/19	$(33)
USD	658,381	JPY	71,494,906	Bank of America N.A.	2/20/19	1,200
USD	15,042	JPY	1,618,755	Bank of America N.A.	3/29/19	115
USD	7,428	JPY	799,354	Bank of America N.A.	3/29/19	57
USD	7,461	JPY	812,659	Bank of America N.A.	3/29/19	(32)
USD	9,104	JPY	999,189	Bank of America N.A.	3/29/19	(110)
USD	5,800	JPY	624,144	Bank of America N.A.	3/29/19	45
USD	7,948	JPY	855,274	Bank of America N.A.	3/29/19	61
USD	119,445	JPY	13,338,848	Bank of America N.A.	3/29/19	(3,553)
USD	283,807	JPY	31,693,755	Bank of America N.A.	3/29/19	(8,442)
KRW	634,269,219	USD	565,630	Goldman Sachs & Co.	3/20/19	5,242
USD	112,419	KRW	125,487,903	Goldman Sachs & Co.	3/20/19	(526)
MXN	2,167,207	USD	106,377	JPMorgan Chase Bank N.A.	3/20/19	6,217
USD	3,365,230	MXN	68,315,852	JPMorgan Chase Bank N.A.	3/20/19	(184,019)
MYR	8,487,302	USD	2,071,589	Goldman Sachs & Co.	3/20/19	8,360
USD	48,206	MYR	201,742	Goldman Sachs & Co.	3/20/19	(1,234)
NOK	6,964,948	USD	816,835	Goldman Sachs & Co.	3/20/19	10,658
NOK	9,222,338	USD	1,081,189	Goldman Sachs & Co.	3/20/19	14,501
NOK	112,617	USD	13,052	Goldman Sachs & Co.	3/29/19	333
NOK	72,665	USD	8,315	Goldman Sachs & Co.	3/29/19	321
NOK	69,281	USD	7,976	Goldman Sachs & Co.	3/29/19	258
USD	7,394	NOK	62,872	Goldman Sachs & Co.	3/29/19	(79)
USD	301,862	NOK	2,629,215	Goldman Sachs & Co.	3/29/19	(10,635)
USD	7,088	NOK	60,305	Goldman Sachs & Co.	3/29/19	(79)
NZD	79,519	USD	54,539	Bank of America N.A.	3/20/19	477
USD	1,037,682	NZD	1,533,671	Bank of America N.A.	3/20/19	(23,406)
USD	1,031,148	PEN	3,452,385	Goldman Sachs & Co.	3/20/19	(4,887)
PLN	3,765,247	USD	996,783	Goldman Sachs & Co.	3/20/19	16,063
USD	1,032,659	PLN	3,881,301	Goldman Sachs & Co.	3/20/19	(11,405)
USD	1,101,859	PLN	4,111,090	Goldman Sachs & Co.	3/20/19	(4,018)
RUB	62,863	USD	938	Goldman Sachs & Co.	3/20/19	16
SEK	12,297,576	USD	1,363,628	Goldman Sachs & Co.	3/20/19	270
SEK	38,254	USD	4,257	Goldman Sachs & Co.	3/29/19	(11)
SEK	93,512	USD	10,406	Goldman Sachs & Co.	3/29/19	(27)
SEK	66,895	USD	7,470	Goldman Sachs & Co.	3/29/19	(45)
SEK	105,626	USD	11,949	Goldman Sachs & Co.	3/29/19	(226)
SEK	118,456	USD	13,196	Goldman Sachs & Co.	3/29/19	(48)
SEK	46,855	USD	5,179	Goldman Sachs & Co.	3/29/19	21
SEK	112,538	USD	12,482	Goldman Sachs & Co.	3/29/19	9
USD	99,013	SEK	889,575	Goldman Sachs & Co.	3/20/19	352
USD	6,759	SEK	61,053	Goldman Sachs & Co.	3/29/19	(17)
USD	11,057	SEK	100,147	Goldman Sachs & Co.	3/29/19	(59)
USD	6,076	SEK	53,599	Goldman Sachs & Co.	3/29/19	127
USD	396,743	SEK	3,570,247	Goldman Sachs & Co.	3/29/19	480
USD	162,301	SEK	1,460,529	Goldman Sachs & Co.	3/29/19	196
USD	17,471	SEK	154,573	Goldman Sachs & Co.	3/29/19	315
USD	7,326	SEK	64,816	Goldman Sachs & Co.	3/29/19	132
USD	4,350	SEK	39,046	Goldman Sachs & Co.	3/29/19	16
USD	128,583	SGD	176,011	Bank of America N.A.	3/20/19	(2,292)

59

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	278,368	THB	9,092,900	Goldman Sachs & Co.	3/20/19	$(12,859)
ZAR	6,501,257	USD	464,541	UBS AG	3/20/19	23,128
USD	1,367,459	ZAR	19,608,951	UBS AG	3/20/19	(103,438)
						$(351,763)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	16	March 2019	JPY	160,000,000	$2,243,893	$11,576
Korean Treasury 10-Year Bonds	7	March 2019	KRW	700,000,000	798,301	455
U.S. Treasury 10-Year Notes	8	March 2019	USD	800,000	979,750	23,715
U.S. Treasury 2-Year Notes	27	March 2019	USD	5,400,000	5,732,859	31,533
U.S. Treasury 5-Year Notes	58	March 2019	USD	5,800,000	6,661,844	108,625
U.S. Treasury Ultra Bonds	9	March 2019	USD	900,000	1,450,125	79,571
					$17,866,772	$255,475

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	28	March 2019	EUR	2,800,000	$4,260,245	$(25,365)
Euro-Bund 10-Year Bonds	2	March 2019	EUR	200,000	379,252	(7,855)
Euro-OAT 10-Year Bonds	5	March 2019	EUR	500,000	875,161	(12,256)
U.K. Gilt 10-Year Bonds	12	March 2019	GBP	1,200,000	1,944,262	(19,692)
					$7,458,920	$(65,168)

60

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$6,850,200	$390,923	$108,816	$499,739

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

61

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	NOK	-	Norwegian Krone
AUD	-	Australian Dollar	NZD	-	New Zealand Dollar
BRL	-	Brazilian Real	PEN	-	Peruvian Sol
CAD	-	Canadian Dollar	PLN	-	Polish Zloty
CDX	-	Credit Derivatives Indexes	RUB	-	Russian Ruble
CHF	-	Swiss Franc	SBBPA	-	Standby Bond Purchase Agreement
CLP	-	Chilean Peso	SEK	-	Swedish Krona
CNY	-	Chinese Yuan	SEQ	-	Sequential Payer
CVA	-	Certificaten Van Aandelen	SGD	-	Singapore Dollar
CZK	-	Czech Koruna	TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association	THB	-	Thai Baht
GBP	-	British Pound	USD	-	United States Dollar
GNMA	-	Government National Mortgage Association	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note	ZAR	-	South African Rand
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $582,657.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $42,116,792, which represented 9.7% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	Security is in default.

See Notes to Financial Statements.

62

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $403,178,667)	$434,048,998
Investment securities - affiliated, at value (cost of $4,726,345)	4,767,135
Total investment securities, at value (cost of $407,905,012)	438,816,133
Foreign currency holdings, at value (cost of $9,805)	9,976
Foreign deposits with broker for futures contracts, at value (cost of $85,865)	85,785
Receivable for investments sold	1,358,250
Receivable for capital shares sold	885,496
Receivable for variation margin on futures contracts	43,417
Receivable for variation margin on swap agreements	20,010
Unrealized appreciation on forward foreign currency exchange contracts	226,595
Interest and dividends receivable	1,565,473
443,011,135

Liabilities
Disbursements in excess of demand deposit cash	48,187
Payable for investments purchased	8,534,099
Payable for capital shares redeemed	1,359,232
Payable for variation margin on futures contracts	12,887
Unrealized depreciation on forward foreign currency exchange contracts	578,358
Accrued management fees	327,336
Distribution and service fees payable	40,082
10,900,181

Net Assets	$432,110,954

Net Assets Consist of:
Capital (par value and paid-in surplus)	$408,191,548
Distributable earnings	23,919,406
$432,110,954

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$175,898,994	32,761,754	$5.37
I Class, $0.01 Par Value	$31,922,617	5,943,490	$5.37
A Class, $0.01 Par Value	$88,804,122	16,555,683	$5.36*
C Class, $0.01 Par Value	$20,073,903	3,803,865	$5.28
R Class, $0.01 Par Value	$10,593,509	1,979,500	$5.35
R5 Class, $0.01 Par Value	$34,697,252	6,450,807	$5.38
R6 Class, $0.01 Par Value	$70,120,557	13,051,770	$5.37
*Maximum offering price $5.69 (net asset value divided by 0.9425).

See Notes to Financial Statements.

63

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,517,921
Dividends (including $46,190 from affiliates and net of foreign taxes withheld of $48,890)	2,044,274
5,562,195

Expenses:
Management fees	2,103,600
Distribution and service fees:
A Class	127,905
C Class	110,548
R Class	26,673
Directors' fees and expenses	5,958
Other expenses	8,715
2,383,399
Fees waived(1)	(7,280)
2,376,119

Net investment income (loss)	3,186,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,518,757
Forward foreign currency exchange contract transactions	445,397
Futures contract transactions	(194,009)
Swap agreement transactions	73,419
Foreign currency translation transactions	(29,525)
1,814,039

Change in net unrealized appreciation (depreciation) on:
Investments (including $40,790 from affiliates)	(14,501,826)
Forward foreign currency exchange contracts	(306,880)
Futures contracts	215,622
Swap agreements	23,573
Translation of assets and liabilities in foreign currencies	9,081
(14,560,430)

Net realized and unrealized gain (loss)	(12,746,391)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,560,315)

(1)	Amount consists of $2,908, $587, $1,560, $342, $170, $549 and $1,164 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

64

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED), EIGHT MONTHS ENDED JULY 31, 2018 AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018(1)	November 30, 2017
Operations
Net investment income (loss)	$3,186,076	$4,843,467	$6,281,898
Net realized gain (loss)	1,814,039	22,032,427	27,132,074
Change in net unrealized appreciation (depreciation)	(14,560,430)	(16,275,301)	20,302,914
Net increase (decrease) in net assets resulting from operations	(9,560,315)	10,600,593	53,716,886

Distributions to Shareholders
From earnings:(2)
Investor Class	(11,287,986)	(13,705,106)	(7,163,045)
I Class	(2,201,407)	(2,757,442)	(2,134,489)
A Class	(5,638,304)	(6,466,912)	(3,563,637)
C Class	(1,206,993)	(1,628,113)	(741,646)
R Class	(622,026)	(794,498)	(373,837)
R5 Class	(2,121,088)	(222,689)	(42)
R6 Class	(4,677,257)	(3,882,759)	(1,021,618)
Decrease in net assets from distributions	(27,755,061)	(29,457,519)	(14,998,314)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,201,723)	(15,525,800)	(50,118,767)

Net increase (decrease) in net assets	(54,517,099)	(34,382,726)	(11,400,195)

Net Assets
Beginning of period	486,628,053	521,010,779	532,410,974
End of period	$432,110,954	$486,628,053	$521,010,779

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For the eight months ended July 31, 2018, distributions from net investment income were $(2,281,277), $(554,456), $(1,024,428), $(138,147), $(99,850), $(222,440) and $(926,814) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the eight months ended July 31, 2018, distributions from net realized gains were $(11,423,829), $(2,202,986), $(5,442,484), $(1,489,966), $(694,648), $(249) and $(2,955,945) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

For the year ended November 30, 2017, distributions from net investment income were $(3,272,426), $(938,104), $(1,384,197), $(145,376), $(127,656), $(42) and $(695,182) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the year ended November 30, 2017, distributions from net realized gains were $(3,890,619), $(1,196,385), $(2,179,440), $(596,270), $(246,181) and $(326,436) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

65

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments

66

initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S.

67

federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended January 31, 2019.

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The management fee schedule range and the effective annual management fee for each class for the period ended January 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	1.00%
I Class	0.60% to 0.80%	0.80%
A Class	0.80% to 1.00%	1.00%
C Class	0.80% to 1.00%	1.00%
R Class	0.80% to 1.00%	1.00%
R5 Class	0.60% to 0.80%	0.80%
R6 Class	0.45% to 0.65%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,340,153 and $1,345,189, respectively. The effect of interfund transactions on the Statement of Operations was $13,268 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $165,128,322, of which $46,885,833 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $205,071,304, of which $78,006,981 represented U.S. Treasury and Government Agency obligations.

69

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000		500,000,000
Sold	4,514,580	$25,288,640	2,148,181	$12,499,844	8,025,892	$46,523,034
Issued in reinvestment of distributions	2,125,577	11,081,245	2,324,465	13,453,886	1,242,038	7,012,167
Redeemed	(4,727,829)	(25,973,758)	(14,410,894)	(83,862,307)	(12,175,793)	(70,518,807)
	1,912,328	10,396,127	(9,938,248)	(57,908,577)	(2,907,863)	(16,983,606)
I Class/Shares Authorized	120,000,000		120,000,000		120,000,000
Sold	878,567	4,947,380	1,386,828	8,069,783	3,353,788	19,340,746
Issued in reinvestment of distributions	419,642	2,198,730	470,039	2,724,822	378,496	2,131,937
Redeemed	(2,908,868)	(16,071,502)	(1,982,877)	(11,496,275)	(9,654,205)	(54,736,902)
	(1,610,659)	(8,925,392)	(126,010)	(701,670)	(5,921,921)	(33,264,219)
A Class/Shares Authorized	270,000,000		270,000,000		270,000,000
Sold	1,535,907	8,642,630	2,655,940	15,421,280	3,923,471	22,565,139
Issued in reinvestment of distributions	1,036,380	5,408,447	1,081,238	6,257,735	611,963	3,438,196
Redeemed	(5,551,391)	(30,861,742)	(3,585,063)	(20,842,631)	(9,572,272)	(55,219,343)
	(2,979,104)	(16,810,665)	152,115	836,384	(5,036,838)	(29,216,008)
C Class/Shares Authorized	70,000,000		70,000,000		70,000,000
Sold	146,510	796,647	336,450	1,921,669	553,494	3,168,468
Issued in reinvestment of distributions	229,955	1,174,975	277,712	1,582,801	130,086	715,562
Redeemed	(1,253,624)	(7,018,343)	(1,316,852)	(7,559,484)	(2,007,131)	(11,420,632)
	(877,159)	(5,046,721)	(702,690)	(4,055,014)	(1,323,551)	(7,536,602)
R Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	206,082	1,116,216	273,404	1,585,533	478,372	2,746,651
Issued in reinvestment of distributions	118,375	614,105	136,036	784,811	65,802	368,553
Redeemed	(229,261)	(1,264,613)	(1,010,609)	(5,851,318)	(804,968)	(4,655,809)
	95,196	465,708	(601,169)	(3,480,974)	(260,794)	(1,540,605)
R5 Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	356,702	1,934,646	6,073,513	35,400,223	873	5,000
Issued in reinvestment of distributions	405,740	2,121,088	38,341	222,689	7	42
Redeemed	(259,587)	(1,463,489)	(164,782)	(958,984)	–	–
	502,855	2,592,245	5,947,072	34,663,928	880	5,042

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	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount

R6 Class/Shares Authorized	90,000,000		90,000,000		90,000,000
Sold	929,198	$5,216,188	4,611,248	$26,729,920	8,093,394	$45,974,065
Issued in reinvestment of distributions	894,399	4,677,257	669,911	3,882,759	178,189	1,021,618
Redeemed	(1,802,284)	(9,766,470)	(2,673,071)	(15,492,556)	(1,473,964)	(8,578,452)
	21,313	126,975	2,608,088	15,120,123	6,797,619	38,417,231
Net increase (decrease)	(2,935,230)	$(17,201,723)	(2,660,842)	$(15,525,800)	(8,652,468)	$(50,118,767)

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$4,726	—	$41	$4,767	97	—	$46

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$146,693,877	$46,055,111	—
U.S. Treasury Securities	—	57,917,092	—
Corporate Bonds	—	55,691,013	—
Sovereign Governments and Agencies	—	30,403,480	—
U.S. Government Agency Mortgage-Backed Securities	—	24,105,434	—
Municipal Securities	—	14,552,485	—
Asset-Backed Securities	—	14,317,001	—
Collateralized Mortgage Obligations	—	11,429,013	—
Collateralized Loan Obligations	—	9,614,323	—
Commercial Mortgage-Backed Securities	—	7,411,028	—
Affiliated Funds	4,767,135	—	—
Exchange-Traded Funds	1,629,960	—	—
Commercial Paper	—	1,599,381	—
Temporary Cash Investments	12,629,800	—	—
	$165,720,772	$273,095,361	—
Other Financial Instruments
Futures Contracts	$243,444	$12,031	—
Swap Agreements	—	499,739	—
Forward Foreign Currency Exchange Contracts	—	226,595	—
	$243,444	$738,365	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$65,168	—
Forward Foreign Currency Exchange Contracts	—	578,358	—
	—	$643,526	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $6,966,700.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in

72

market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,686,669.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $13,909,924 futures contracts purchased and $5,559,225 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $523,589.

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Value of Derivative Instruments as of January 31, 2019
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$20,010	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	226,595	Unrealized depreciation on forward foreign currency exchange contracts	$578,358
Interest Rate Risk	Receivable for variation margin on futures contracts*	43,417	Payable for variation margin on futures contracts*	12,887
		$290,022		$591,245

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2019
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$72,365	Change in net unrealized appreciation (depreciation) on swap agreements	$22,623
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(159,647)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	445,397	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(306,880)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(34,362)	Change in net unrealized appreciation (depreciation) on futures contracts	215,622
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	1,054	Change in net unrealized appreciation (depreciation) on swap agreements	950
		$324,807		$(67,685)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$413,422,937
Gross tax appreciation of investments	$35,992,985
Gross tax depreciation of investments	(10,599,789)
Net tax appreciation (depreciation) of investments	$25,393,196

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$5.83	0.04	(0.15)	(0.11)	(0.06)	(0.29)	(0.35)	$5.37	(1.65)%	1.00%(4)	1.41%(4)	37%	$175,899
2018(5)	$6.06	0.06	0.05	0.11	(0.06)	(0.28)	(0.34)	$5.83	2.01%	1.00%(4)	1.51%(4)	53%	$179,992
2017	$5.62	0.07	0.54	0.61	(0.08)	(0.09)	(0.17)	$6.06	11.02%	1.01%	1.28%	78%	$246,975
2016	$5.83	0.07	0.09	0.16	(0.05)	(0.32)	(0.37)	$5.62	2.96%	1.00%	1.21%	87%	$245,726
2015	$6.21	0.05	(0.07)	(0.02)	(0.02)	(0.34)	(0.36)	$5.83	(0.25)%	1.00%	0.81%	90%	$275,947
2014	$6.23	0.05	0.36	0.41	(0.06)	(0.37)	(0.43)	$6.21	7.00%	0.99%	0.91%	59%	$304,125
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
I Class
2019(3)	$5.84	0.05	(0.16)	(0.11)	(0.07)	(0.29)	(0.36)	$5.37	(1.72)%	0.80%(4)	1.61%(4)	37%	$31,923
2018(5)	$6.06	0.07	0.06	0.13	(0.07)	(0.28)	(0.35)	$5.84	2.33%	0.80%(4)	1.71%(4)	53%	$44,101
2017	$5.63	0.09	0.52	0.61	(0.09)	(0.09)	(0.18)	$6.06	11.05%	0.81%	1.48%	78%	$46,536
2016	$5.84	0.08	0.10	0.18	(0.07)	(0.32)	(0.39)	$5.63	3.27%	0.80%	1.41%	87%	$76,532
2015	$6.21	0.06	(0.07)	(0.01)	(0.02)	(0.34)	(0.36)	$5.84	0.02%	0.80%	1.01%	90%	$72,235
2014	$6.23	0.06	0.36	0.42	(0.07)	(0.37)	(0.44)	$6.21	7.21%	0.79%	1.11%	59%	$66,425
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$5.83	0.03	(0.16)	(0.13)	(0.05)	(0.29)	(0.34)	$5.36	(1.96)%	1.25%(4)	1.16%(4)	37%	$88,804
2018(5)	$6.05	0.05	0.06	0.11	(0.05)	(0.28)	(0.33)	$5.83	1.99%	1.25%(4)	1.26%(4)	53%	$113,865
2017	$5.62	0.06	0.52	0.58	(0.06)	(0.09)	(0.15)	$6.05	10.56%	1.26%	1.03%	78%	$117,230
2016	$5.81	0.05	0.11	0.16	(0.03)	(0.32)	(0.35)	$5.62	2.94%	1.25%	0.96%	87%	$137,168
2015	$6.20	0.03	(0.07)	(0.04)	(0.01)	(0.34)	(0.35)	$5.81	(0.52)%	1.25%	0.56%	90%	$162,077
2014	$6.22	0.04	0.35	0.39	(0.04)	(0.37)	(0.41)	$6.20	6.74%	1.24%	0.66%	59%	$187,559
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796
C Class
2019(3)	$5.74	0.01	(0.15)	(0.14)	(0.03)	(0.29)	(0.32)	$5.28	(2.21)%	2.00%(4)	0.41%(4)	37%	$20,074
2018(5)	$5.96	0.02	0.07	0.09	(0.03)	(0.28)	(0.31)	$5.74	1.58%	2.00%(4)	0.51%(4)	53%	$26,867
2017	$5.54	0.02	0.51	0.53	(0.02)	(0.09)	(0.11)	$5.96	9.77%	2.01%	0.28%	78%	$32,110
2016	$5.75	0.01	0.10	0.11	—	(0.32)	(0.32)	$5.54	2.06%	2.00%	0.21%	87%	$37,188
2015	$6.18	(0.01)	(0.08)	(0.09)	—	(0.34)	(0.34)	$5.75	(1.38)%	2.00%	(0.19)%	90%	$42,585
2014	$6.21	(0.01)	0.35	0.34	—(6)	(0.37)	(0.37)	$6.18	5.93%	1.99%	(0.09)%	59%	$43,361
2013	$5.94	—(6)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
R Class
2019(3)	$5.82	0.03	(0.16)	(0.13)	(0.05)	(0.29)	(0.34)	$5.35	(2.09)%	1.50%(4)	0.91%(4)	37%	$10,594
2018(5)	$6.04	0.04	0.06	0.10	(0.04)	(0.28)	(0.32)	$5.82	1.83%	1.50%(4)	1.01%(4)	53%	$10,960
2017	$5.61	0.05	0.52	0.57	(0.05)	(0.09)	(0.14)	$6.04	10.31%	1.51%	0.78%	78%	$15,004
2016	$5.80	0.04	0.10	0.14	(0.01)	(0.32)	(0.33)	$5.61	2.59%	1.50%	0.71%	87%	$15,398
2015	$6.20	0.02	(0.07)	(0.05)	(0.01)	(0.34)	(0.35)	$5.80	(0.77)%	1.50%	0.31%	90%	$14,766
2014	$6.22	0.02	0.36	0.38	(0.03)	(0.37)	(0.40)	$6.20	6.48%	1.49%	0.41%	59%	$16,239
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$5.85	0.05	(0.16)	(0.11)	(0.07)	(0.29)	(0.36)	$5.38	(1.54)%	0.80%(4)	1.61%(4)	37%	$34,697
2018(5)	$6.07	0.08	0.05	0.13	(0.07)	(0.28)	(0.35)	$5.85	2.15%	0.80%(4)	1.71%(4)	53%	$34,766
2017(7)	$5.73	0.06	0.33	0.39	(0.05)	—	(0.05)	$6.07	6.80%	0.81%(4)	1.60%(4)	78%(8)	$5
R6 Class
2019(3)	$5.84	0.05	(0.16)	(0.11)	(0.07)	(0.29)	(0.36)	$5.37	(1.64)%	0.65%(4)	1.76%(4)	37%	$70,121
2018(5)	$6.06	0.07	0.07	0.14	(0.08)	(0.28)	(0.36)	$5.84	2.44%	0.65%(4)	1.86%(4)	53%	$76,077
2017	$5.63	0.10	0.52	0.62	(0.10)	(0.09)	(0.19)	$6.06	11.21%	0.66%	1.63%	78%	$63,151
2016	$5.84	0.09	0.10	0.19	(0.08)	(0.32)	(0.40)	$5.63	3.50%	0.65%	1.56%	87%	$20,398
2015	$6.21	0.07	(0.07)	—	(0.03)	(0.34)	(0.37)	$5.84	0.09%	0.65%	1.16%	90%	$7,150
2014	$6.23	0.07	0.36	0.43	(0.08)	(0.37)	(0.45)	$6.21	7.37%	0.64%	1.26%	59%	$1,815
2013(9)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(4)	1.19%(4)	68%(10)	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

80

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92642 1903

Semiannual Report

January 31, 2019

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Stocks Struggle, Bonds Persevere as Volatility Grips Markets

The period began on an upbeat note for stock investors, but sentiment shifted swiftly and severely in October. Concerns about slowing global economic and earnings growth, trade tensions, and rising U.S. interest rates triggered a steep stock market sell-off that lasted through the end of 2018.

Meanwhile, the Federal Reserve (Fed) maintained its rate-hike strategy, which helped keep U.S. Treasury yields on an upward trajectory through early November. However, after climbing to 3.24% in November, the benchmark 10-year Treasury yield tumbled on signs of moderating U.S. economic growth. In addition, continued stock market volatility triggered safe-haven buying, which also aided Treasuries. Then, the Fed surprised many investors with a bullish outlook when it announced another rate increase in December. Investors feared the Fed’s plans for two rate hikes in 2019 were too aggressive, further fueling the risk-off sentiment among investors.

The new year brought a renewed sense of stability to the financial markets. Investors’ growth concerns eased as U.S. economic and earnings data were better than expected. In addition, the Fed held rates steady, adopted a softer tone, and hinted its rate-hike campaign was at or nearing an end. Risk-on sentiment returned, and stocks rallied to start the year. However, the January gains were not enough to offset earlier losses, and U.S. stocks (S&P 500 Index) returned -3.00% for the six-month period. Losses among non-U.S. stocks were steeper. Bonds were a bright spot, gaining 2.71% (Bloomberg Barclays U.S. Aggregate Bond Index).

As recent performance trends indicate, market volatility remains a formidable force. But volatile markets often produce the most compelling investment opportunities. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2019
Top Ten Common Stocks	% of net assets
Microsoft Corp.	1.2%
Alphabet, Inc., Class A	1.2%
Amazon.com, Inc.	1.1%
Apple, Inc.	1.0%
Facebook, Inc., Class A	0.7%
Visa, Inc., Class A	0.6%
JPMorgan Chase & Co.	0.6%
Boeing Co. (The)	0.5%
Verizon Communications, Inc.	0.5%
Pfizer, Inc.	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	43.2%
United Kingdom	2.9%
Japan	2.7%
France	2.2%
Other Countries	12.6%

Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.9 years
Average Duration (effective)	5.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	43.2%
Foreign Common Stocks*	20.4%
Corporate Bonds	11.1%
U.S. Treasury Securities	4.8%
Sovereign Governments and Agencies	4.3%
U.S. Government Agency Mortgage-Backed Securities	3.5%
Municipal Securities	2.5%
Asset-Backed Securities	2.2%
Collateralized Mortgage Obligations	1.8%
Collateralized Loan Obligations	1.6%
Commercial Mortgage-Backed Securities	1.4%
Affiliated Funds	0.8%
Exchange-Traded Funds	0.4%
Commercial Paper	0.4%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period(1) 8/1/18 - 1/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$971.40	$5.22	1.05%
I Class	$1,000	$972.30	$4.23	0.85%
A Class	$1,000	$970.00	$6.46	1.30%
C Class	$1,000	$965.80	$10.16	2.05%
R Class	$1,000	$968.60	$7.69	1.55%
R5 Class	$1,000	$970.90	$4.22	0.85%
R6 Class	$1,000	$973.10	$3.48	0.70%
Hypothetical
Investor Class	$1,000	$1,019.91	$5.35	1.05%
I Class	$1,000	$1,020.92	$4.33	0.85%
A Class	$1,000	$1,018.65	$6.61	1.30%
C Class	$1,000	$1,014.87	$10.41	2.05%
R Class	$1,000	$1,017.39	$7.88	1.55%
R5 Class	$1,000	$1,020.92	$4.33	0.85%
R6 Class	$1,000	$1,021.68	$3.57	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 63.6%
Aerospace and Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc.(1)	3,170	$125,120
Airbus SE	3,270	376,200
Astronics Corp.(1)	33	1,012
Astronics Corp., Class B(1)	4	123
Boeing Co. (The)	13,355	5,149,955
Embraer SA ADR	60,590	1,289,355
Kratos Defense & Security Solutions, Inc.(1)	8,601	133,230
L3 Technologies, Inc.	3,832	754,444
Lockheed Martin Corp.	5,827	1,688,024
Mercury Systems, Inc.(1)	1,421	83,313
Raytheon Co.	8,753	1,442,144
Textron, Inc.	17,278	919,708
Thales SA	4,672	518,031
		12,480,659
Air Freight and Logistics — 0.1%
CH Robinson Worldwide, Inc.	207	17,961
Cia de Distribucion Integral Logista Holdings SA	3,640	93,954
United Parcel Service, Inc., Class B	7,470	787,338
XPO Logistics, Inc.(1)	5,586	339,517
		1,238,770
Airlines — 0.2%
Delta Air Lines, Inc.	10,204	504,384
Southwest Airlines Co.	29,716	1,686,680
		2,191,064
Auto Components — 0.5%
Aptiv plc	11,231	888,709
Balkrishna Industries Ltd.	6,005	68,507
BorgWarner, Inc.	30,451	1,245,446
Hyundai Mobis Co. Ltd.	7,275	1,472,649
Hyundai Wia Corp.	5,696	223,753
Ichikoh Industries Ltd.	17,100	94,428
Leoni AG	23,801	880,189
NOK Corp.	14,500	233,648
Stoneridge, Inc.(1)	147	3,838
		5,111,167
Automobiles — 1.3%
Astra International Tbk PT	459,500	278,596
Brilliance China Automotive Holdings Ltd.	246,000	231,666
Ford Otomotiv Sanayi AS	17,128	198,793
Geely Automobile Holdings Ltd.	119,000	201,077
Honda Motor Co. Ltd. ADR	45,618	1,371,733

	Shares/ Principal Amount	Value
Hyundai Motor Co.	16,106	$1,875,373
Kia Motors Corp.	88,727	2,900,141
Mazda Motor Corp.	97,100	1,070,403
Muangthai Capital PCL	231,400	352,304
Nissan Motor Co. Ltd.	251,400	2,139,881
Peugeot SA	17,140	432,475
Renault SA	12,486	885,835
Thor Industries, Inc.	6,724	437,867
		12,376,144
Banks — 5.5%
Banco Bradesco SA ADR	28,139	349,486
Bank Central Asia Tbk PT	181,000	365,081
Bank of America Corp.	140,179	3,990,896
Bank of Hawaii Corp.	15	1,160
Bank of NT Butterfield & Son Ltd. (The)	1,954	68,488
Bank OZK	3,169	96,147
Bank Rakyat Indonesia Persero Tbk PT	2,037,700	562,935
BankUnited, Inc.	9,470	320,181
Barclays plc	1,123,184	2,333,033
BB&T Corp.	70,527	3,441,718
BNP Paribas SA	29,758	1,398,488
Capitec Bank Holdings Ltd.	5,474	481,561
Central Pacific Financial Corp.	4,271	122,279
China Construction Bank Corp., H Shares	941,000	849,871
CIMB Group Holdings Bhd	200,558	275,623
Comerica, Inc.	9,611	756,770
Commerce Bancshares, Inc.	10,053	601,169
Commercial International Bank Egypt S.A.E.	30,066	141,198
Commercial International Bank Egypt S.A.E. GDR	24,979	121,247
Commerzbank AG(1)	255,198	1,828,530
Credicorp Ltd.	2,265	549,897
Erste Group Bank AG	20,380	709,827
Fifth Third Bancorp	9,911	265,813
FinecoBank Banca Fineco SpA	14,000	152,112
First Abu Dhabi Bank PJSC	91,482	367,368
First Hawaiian, Inc.	39,067	1,005,194
Glacier Bancorp, Inc.	2,136	90,096
Hana Financial Group, Inc.	37,089	1,337,133
HDFC Bank Ltd.	36,487	1,069,603
Hilltop Holdings, Inc.	6,927	127,526
Home BancShares, Inc.	19,004	347,963
Independent Bank Corp.	738	16,354
Industrial & Commercial Bank of China Ltd., H Shares	1,052,105	821,399
Itau Unibanco Holding SA ADR	74,284	790,382
JPMorgan Chase & Co.	55,487	5,742,904
Kasikornbank PCL NVDR	67,100	430,489
KBC Group NV	8,800	597,292

	Shares/ Principal Amount	Value
LegacyTexas Financial Group, Inc.	5,557	$221,391
M&T Bank Corp.	4,558	749,973
Mitsubishi UFJ Financial Group, Inc.	278,300	1,497,518
Moneta Money Bank AS	57,348	194,982
Origin Bancorp, Inc.	3,827	130,386
OTP Bank Nyrt	12,956	534,250
PNC Financial Services Group, Inc. (The)	14,010	1,718,607
Prosperity Bancshares, Inc.	4,828	343,464
Sberbank of Russia PJSC ADR (London)	30,947	420,519
Seacoast Banking Corp. of Florida(1)	3,065	84,349
Signature Bank	1,976	251,565
Societe Generale SA	16,995	529,051
South State Corp.	1,348	89,440
Standard Chartered plc (London)	251,251	2,025,991
Standard Chartered plc (Hong Kong)	9,500	77,943
Sumitomo Mitsui Financial Group, Inc.	21,100	784,527
SunTrust Banks, Inc.	31,670	1,881,831
Swedbank AB, A Shares	27,940	633,657
Texas Capital Bancshares, Inc.(1)	4,741	276,258
U.S. Bancorp	54,250	2,775,430
UMB Financial Corp.	16,102	1,036,325
UniCredit SpA	45,753	528,810
United Community Banks, Inc.	443	11,394
Valley National Bancorp	35,534	359,249
Wells Fargo & Co.	38,238	1,870,221
Westamerica Bancorporation	10,306	645,774
		52,200,118
Beverages — 0.8%
Brown-Forman Corp., Class B	4,787	226,186
China Resources Beer Holdings Co. Ltd.	76,000	266,598
Coca-Cola Co. (The)	32,092	1,544,588
Coca-Cola HBC AG(1)	16,570	556,449
Constellation Brands, Inc., Class A	3,194	554,670
Diageo plc	35,570	1,356,331
Fevertree Drinks plc	4,290	144,934
Kweichow Moutai Co. Ltd., A Shares	1,100	114,848
MGP Ingredients, Inc.	2,048	147,026
Molson Coors Brewing Co., Class B	5,016	334,116
Monster Beverage Corp.(1)	9,830	562,669
PepsiCo, Inc.	9,219	1,038,705
Treasury Wine Estates Ltd.	67,270	755,652
		7,602,772
Biotechnology — 1.4%
AbbVie, Inc.	22,829	1,832,940
Abcam plc	1,182	20,573
Acceleron Pharma, Inc.(1)	1,472	62,413
Adamas Pharmaceuticals, Inc.(1)	2,537	22,833

	Shares/ Principal Amount	Value
Aimmune Therapeutics, Inc.(1)	2,015	$47,393
Alder Biopharmaceuticals, Inc.(1)	2,340	32,947
Alexion Pharmaceuticals, Inc.(1)	2,156	265,102
Amgen, Inc.	10,409	1,947,628
Amicus Therapeutics, Inc.(1)	5,340	64,294
AnaptysBio, Inc.(1)	441	29,247
Arena Pharmaceuticals, Inc.(1)	1,984	91,205
Array BioPharma, Inc.(1)	23,392	436,729
Biogen, Inc.(1)	8,051	2,687,263
Blueprint Medicines Corp.(1)	870	62,718
Celgene Corp.(1)	8,231	728,114
CSL Ltd.	9,350	1,328,478
Exact Sciences Corp.(1)	2,192	197,455
Exelixis, Inc.(1)	8,290	195,395
FibroGen, Inc.(1)	1,347	76,442
Flexion Therapeutics, Inc.(1)	2,644	38,840
Galapagos NV(1)	2,027	209,061
Genomic Health, Inc.(1)	604	45,789
Global Blood Therapeutics, Inc.(1)	846	40,532
Halozyme Therapeutics, Inc.(1)	2,928	47,375
Heron Therapeutics, Inc.(1)	2,069	55,656
Immunomedics, Inc.(1)	20,892	308,993
Incyte Corp.(1)	2,536	204,376
Intercept Pharmaceuticals, Inc.(1)	409	49,358
Loxo Oncology, Inc.(1)	390	91,494
Medy-Tox, Inc.	481	226,133
MorphoSys AG(1)	1,680	180,963
PeptiDream, Inc.(1)	4,500	192,632
Principia Biopharma, Inc.(1)	1,296	39,282
Sage Therapeutics, Inc.(1)	304	43,347
Sarepta Therapeutics, Inc.(1)	3,366	470,264
Seattle Genetics, Inc.(1)	5,305	405,461
Ultragenyx Pharmaceutical, Inc.(1)	869	42,859
Vertex Pharmaceuticals, Inc.(1)	2,636	503,239
Viking Therapeutics, Inc.(1)	3,699	30,184
		13,355,007
Building Products — 0.3%
Allegion plc	4,810	412,987
CSW Industrials, Inc.(1)	2,236	115,489
Daikin Industries Ltd.	3,200	345,900
Fortune Brands Home & Security, Inc.	1,771	80,226
Gibraltar Industries, Inc.(1)	2,430	86,630
Johnson Controls International plc	53,435	1,804,500
Masco Corp.	5,296	171,643
PGT Innovations, Inc.(1)	4,307	71,668
Trex Co., Inc.(1)	1,435	100,106
		3,189,149

	Shares/ Principal Amount	Value
Capital Markets — 1.9%
Ameriprise Financial, Inc.	17,723	$2,243,732
Ares Management Corp., Class A	18,096	377,483
AURELIUS Equity Opportunities SE & Co. KGaA	2,170	92,900
B3 SA - Brasil Bolsa Balcao	46,300	399,501
Bank of New York Mellon Corp. (The)	32,470	1,698,830
BGC Partners, Inc., Class A	102	631
Blucora, Inc.(1)	902	26,618
Brookfield Asset Management, Inc., Class A	2,660	114,461
Burford Capital Ltd.	12,488	301,067
Charles Schwab Corp. (The)	12,466	583,035
Credit Suisse Group AG(1)	147,465	1,787,280
Deutsche Boerse AG	5,520	734,653
Donnelley Financial Solutions, Inc.(1)	13,910	203,642
Euronext NV	3,700	228,408
Hamilton Lane, Inc., Class A	1,914	69,421
Houlihan Lokey, Inc.	2,282	100,956
IG Group Holdings plc	12,050	100,422
Interactive Brokers Group, Inc., Class A	2,837	142,985
Intermediate Capital Group plc	16,180	215,898
Invesco Ltd.	108,925	1,984,614
London Stock Exchange Group plc	21,350	1,283,541
LPL Financial Holdings, Inc.	19,565	1,376,789
MSCI, Inc.	2,605	443,553
Northern Trust Corp.	18,384	1,626,249
Partners Group Holding AG	410	282,141
S&P Global, Inc.	3,385	648,735
SEI Investments Co.	5,847	277,966
State Street Corp.	7,018	497,576
TD Ameritrade Holding Corp.	6,291	351,981
		18,195,068
Chemicals — 0.6%
Akzo Nobel NV(1)	1,751	151,346
CF Industries Holdings, Inc.	14,525	634,016
Chr Hansen Holding A/S	8,210	778,511
DowDuPont, Inc.	15,710	845,355
Ferro Corp.(1)	4,824	80,416
Innophos Holdings, Inc.	6,043	180,686
KH Neochem Co. Ltd.	6,100	142,968
Mexichem SAB de CV	113,797	304,752
Minerals Technologies, Inc.	4,239	248,278
Nutrien Ltd.	6,720	348,134
PolyOne Corp.	2,295	74,289
Scotts Miracle-Gro Co. (The)	29	2,156
Sherwin-Williams Co. (The)	22	9,273
Sika AG	2,824	372,963
Symrise AG	11,130	924,990

	Shares/ Principal Amount	Value
Tokai Carbon Co. Ltd.	13,900	$190,178
Umicore SA	8,640	364,564
Valvoline, Inc.	4,027	89,037
WR Grace & Co.	1,918	136,197
		5,878,109
Commercial Services and Supplies — 0.9%
Advanced Disposal Services, Inc.(1)	4,962	125,042
Babcock International Group plc	320,911	2,235,758
Brink's Co. (The)	4,172	308,937
Casella Waste Systems, Inc., Class A(1)	3,841	115,691
Ceco Environmental Corp.(1)	8,222	56,567
Charah Solutions, Inc.(1)	10,579	75,746
Clean Harbors, Inc.(1)	2,002	118,538
Cleanaway Waste Management Ltd.	145,140	190,868
Deluxe Corp.	2,891	135,790
Edenred	5,920	240,378
Emerald Expositions Events, Inc.	4,957	70,389
Healthcare Services Group, Inc.	3,326	145,080
HomeServe plc	16,780	207,849
MSA Safety, Inc.	4,828	483,669
Multi-Color Corp.	102	4,748
Rentokil Initial plc	44,500	196,924
Republic Services, Inc.	22,295	1,710,250
Waste Management, Inc.	20,662	1,976,734
		8,398,958
Communications Equipment — 0.5%
AudioCodes Ltd.	618	8,652
Casa Systems, Inc.(1)	8,305	96,670
Cisco Systems, Inc.	72,622	3,434,294
Lumentum Holdings, Inc.(1)	655	32,036
Quantenna Communications, Inc.(1)	4,593	68,619
Telefonaktiebolaget LM Ericsson, B Shares	86,140	767,215
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	66,000	206,214
		4,613,700
Construction and Engineering — 0.2%
Badger Daylighting Ltd.	1,840	48,957
Dycom Industries, Inc.(1)	5,499	319,217
Hazama Ando Corp.	39,200	260,050
Jacobs Engineering Group, Inc.	9,728	630,374
Larsen & Toubro Ltd.	10,536	194,828
SHO-BOND Holdings Co. Ltd.	2,100	148,334
Valmont Industries, Inc.	360	46,440
		1,648,200
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	31,000	167,753
Cemex SAB de CV ADR(1)	95,931	521,865

	Shares/ Principal Amount	Value
China Resources Cement Holdings Ltd.	92,000	$93,113
CRH plc	22,322	642,714
POSCO Chemtech Co. Ltd.	4,604	247,260
Taiwan Cement Corp.	253,600	313,997
Taiwan Cement Corp. Preference Shares(1)	15,085	24,993
Vulcan Materials Co.	6,135	623,623
Wienerberger AG	13,270	297,872
		2,933,190
Consumer Finance — 0.5%
American Express Co.	22,870	2,348,749
Bharat Financial Inclusion Ltd.(1)	29,600	396,071
Capital One Financial Corp.	6,326	509,812
Curo Group Holdings Corp.(1)	2,016	25,200
Discover Financial Services	16,746	1,130,187
Green Dot Corp., Class A(1)	1,436	106,293
Synchrony Financial	19,065	572,713
		5,089,025
Containers and Packaging — 0.5%
Ball Corp.	18,470	965,612
Berry Global Group, Inc.(1)	2,405	118,446
Graphic Packaging Holding Co.	92,395	1,115,208
Rengo Co. Ltd.	11,500	100,333
RPC Group plc	23,121	241,103
Silgan Holdings, Inc.	9,847	271,974
Sonoco Products Co.	14,786	851,378
Westrock Co.	34,908	1,421,105
		5,085,159
Distributors — 0.1%
Genuine Parts Co.	4,337	432,919
Pool Corp.	610	91,445
		524,364
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	921	106,643
Chegg, Inc.(1)	3,501	123,305
Graham Holdings Co., Class B	240	159,600
New Oriental Education & Technology Group, Inc. ADR(1)	5,834	449,451
TAL Education Group ADR(1)	13,087	406,090
		1,245,089
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,658	1,162,945
Chailease Holding Co. Ltd.	148,000	556,226
Compass Diversified Holdings	24,015	363,347
		2,082,518
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	7,656	230,139
Cellnex Telecom SA(1)	23,566	663,719
Koninklijke KPN NV	114,540	352,894

	Shares/ Principal Amount	Value
Telekomunikasi Indonesia Persero Tbk PT	1,950,500	$543,416
Verizon Communications, Inc.	84,909	4,675,089
Vonage Holdings Corp.(1)	171	1,558
		6,466,815
Electric Utilities — 0.7%
Edison International	6,903	393,264
Eversource Energy	20,001	1,388,269
OGE Energy Corp.	16,517	676,371
Pinnacle West Capital Corp.	15,956	1,406,043
Xcel Energy, Inc.	45,852	2,400,811
		6,264,758
Electrical Equipment — 0.8%
AMETEK, Inc.	13,741	1,001,719
AZZ, Inc.	437	19,556
Eaton Corp. plc	18,885	1,439,981
Emerson Electric Co.	8,447	553,025
Hubbell, Inc.	14,024	1,533,244
Melrose Industries plc	232,070	514,547
nVent Electric plc	19,229	481,110
Rockwell Automation, Inc.	395	66,960
Schneider Electric SE	6,777	482,823
Signify NV	48,394	1,200,100
		7,293,065
Electronic Equipment, Instruments and Components — 1.0%
Anritsu Corp.	40,100	710,405
Avnet, Inc.	4,510	185,812
Barco NV	1,580	193,196
Belden, Inc.	4,486	240,494
CDW Corp.	19,962	1,662,236
Chroma ATE, Inc.	43,000	172,379
Coherent, Inc.(1)	1,515	179,073
Dolby Laboratories, Inc., Class A	1,916	123,831
Electrocomponents plc	27,170	193,688
FLIR Systems, Inc.	295	14,420
Hexagon AB, B Shares	12,790	624,124
Isra Vision AG	3,040	102,483
Keyence Corp.	1,600	821,982
Keysight Technologies, Inc.(1)	18,677	1,382,472
National Instruments Corp.	6,436	284,600
Samsung Electro-Mechanics Co. Ltd.	2,275	221,730
Sunny Optical Technology Group Co. Ltd.	19,600	197,073
TE Connectivity Ltd.	20,498	1,659,313
Tech Data Corp.(1)	3,462	331,071
Zebra Technologies Corp., Class A(1)	231	40,102
		9,340,484
Energy Equipment and Services — 0.7%
Baker Hughes a GE Co.	65,555	1,545,131

	Shares/ Principal Amount	Value
C&J Energy Services, Inc.(1)	1,241	$19,943
Dril-Quip, Inc.(1)	2,133	79,860
Halliburton Co.	55,979	1,755,501
Liberty Oilfield Services, Inc., Class A	1,318	20,047
Modec, Inc.	9,700	217,182
National Oilwell Varco, Inc.	12,568	370,505
NCS Multistage Holdings, Inc.(1)	5,938	33,609
Schlumberger Ltd.	45,080	1,992,987
Seadrill Ltd.(1)	7,930	68,198
Tecnicas Reunidas SA	29,054	742,337
		6,845,300
Entertainment — 0.8%
Activision Blizzard, Inc.	15,218	718,898
Electronic Arts, Inc.(1)	19,755	1,822,201
Entertainment One Ltd.	64,654	334,663
Liberty Media Corp-Liberty Formula One, Class C(1)	5,023	157,572
Netflix, Inc.(1)	3,310	1,123,745
Spotify Technology SA(1)	1,410	190,985
Take-Two Interactive Software, Inc.(1)	11,064	1,167,805
Ubisoft Entertainment SA(1)	10,600	943,265
Vivendi SA	17,170	437,736
Walt Disney Co. (The)	198	22,081
World Wrestling Entertainment, Inc., Class A	1,885	155,211
Zynga, Inc., Class A(1)	19,507	87,391
		7,161,553
Equity Real Estate Investment Trusts (REITs) — 3.0%
Advance Residence Investment Corp.	66	195,329
Agree Realty Corp.	4,840	319,585
Alexandria Real Estate Equities, Inc.	4,759	626,808
American Campus Communities, Inc.	4,503	207,228
American Tower Corp.	1,406	243,013
Americold Realty Trust	12,571	368,582
Boston Properties, Inc.	4,902	646,427
Brandywine Realty Trust	8,079	121,589
Brixmor Property Group, Inc.	60,177	1,030,832
Camden Property Trust	5,533	536,424
Canadian Apartment Properties REIT	4,460	158,855
CapitaLand Commercial Trust	71,300	99,633
CareTrust REIT, Inc.	9,412	206,876
Charter Hall Group	58,235	348,623
Community Healthcare Trust, Inc.	2,213	73,073
Duke Realty Corp.	7,949	232,429
Empire State Realty Trust, Inc., Class A	15,973	246,943
Equinix, Inc.	273	107,562
Equity Residential	13,757	998,208
Extra Space Storage, Inc.	1,875	184,894
Federal Realty Investment Trust	2,412	319,759

	Shares/ Principal Amount	Value
Fibra Uno Administracion SA de CV	1,609,260	$2,211,631
First Industrial Realty Trust, Inc.	5,108	167,134
Gaming and Leisure Properties, Inc.	18,572	696,450
Gecina SA	3,458	508,259
GEO Group, Inc. (The)	20,489	462,027
GLP J-Reit	251	266,635
Goodman Group	58,668	497,746
HCP, Inc.	18,081	570,275
Healthcare Trust of America, Inc., Class A	17,432	495,417
Highwoods Properties, Inc.	1,356	60,098
Host Hotels & Resorts, Inc.	26,972	487,114
Hudson Pacific Properties, Inc.	5,125	166,409
Inmobiliaria Colonial Socimi SA	38,643	395,298
Invitation Homes, Inc.	6,596	148,344
Japan Hotel REIT Investment Corp.	336	257,630
Kite Realty Group Trust	11,813	196,450
Lexington Realty Trust	7,226	69,442
Link REIT	39,500	433,189
Mapletree Commercial Trust	113,600	148,550
MedEquities Realty Trust, Inc.	7,924	91,681
Medical Properties Trust, Inc.	2,129	38,748
MGM Growth Properties LLC, Class A	20,862	646,722
National Health Investors, Inc.	1,066	88,755
Northview Apartment Real Estate Investment Trust	6,082	123,496
Orix JREIT, Inc.	459	802,005
Piedmont Office Realty Trust, Inc., Class A	26,887	520,532
Prologis, Inc.	9,954	688,419
PS Business Parks, Inc.	908	131,833
Regency Centers Corp.	5,612	364,780
Rexford Industrial Realty, Inc.	6,838	229,757
RLJ Lodging Trust	2,434	45,151
Ryman Hospitality Properties, Inc.	2,673	214,776
Sabra Health Care REIT, Inc.	4,752	97,606
Safestore Holdings plc	23,420	177,312
SBA Communications Corp.(1)	15,963	2,913,726
Segro plc	47,902	406,746
Simon Property Group, Inc.	3,429	624,489
STORE Capital Corp.	11,031	356,522
Summit Hotel Properties, Inc.	5,838	65,210
Sun Communities, Inc.	5,561	611,209
Tanger Factory Outlet Centers, Inc.	714	16,243
UDR, Inc.	12,521	547,794
UNITE Group plc (The)	28,740	343,337
Urstadt Biddle Properties, Inc., Class A	1,842	39,456
Weingarten Realty Investors	3,546	101,735
Welltower, Inc.	6,553	507,792

	Shares/ Principal Amount	Value
Weyerhaeuser Co.	88,490	$2,321,978
		28,628,580
Food and Staples Retailing — 0.6%
Ain Holdings, Inc.	1,800	131,587
Alimentation Couche-Tard, Inc., B Shares	7,660	416,128
BIM Birlesik Magazalar AS	17,529	306,372
Cosmos Pharmaceutical Corp.	1,300	249,223
Costco Wholesale Corp.	1,519	326,023
CP ALL PCL	135,400	337,274
Future Retail Ltd.(1)	38,082	229,552
President Chain Store Corp.	41,000	435,165
Sysco Corp.	15,310	977,544
US Foods Holding Corp.(1)	20,631	695,677
Wal-Mart de Mexico SAB de CV	175,139	460,052
Walgreens Boots Alliance, Inc.	5,516	398,586
Walmart, Inc.	9,610	920,926
		5,884,109
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	23,320	205,458
Associated British Foods plc	18,910	592,491
Conagra Brands, Inc.	56,725	1,227,529
Danone SA	14,310	1,040,773
General Mills, Inc.	27,097	1,204,191
Hain Celestial Group, Inc. (The)(1)	4,879	89,432
Hostess Brands, Inc.(1)	3,679	42,272
J.M. Smucker Co. (The)	3,050	319,884
Kellogg Co.	12,940	763,589
Kerry Group plc, A Shares	5,410	553,016
Mondelez International, Inc., Class A	66,220	3,063,337
Nestle India Ltd.	1,195	193,929
Nomad Foods Ltd.(1)	7,220	132,343
Orion Corp/Republic of Korea	2,978	304,973
Orkla ASA	100,421	809,177
TreeHouse Foods, Inc.(1)	391	22,819
		10,565,213
Gas Utilities — 0.2%
Atmos Energy Corp.	4,402	429,767
China Gas Holdings Ltd.	105,200	338,677
Rubis SCA	2,450	146,093
Spire, Inc.	5,878	466,537
		1,381,074
Health Care Equipment and Supplies — 2.3%
ABIOMED, Inc.(1)	645	226,440
Align Technology, Inc.(1)	2,681	667,435
Boston Scientific Corp.(1)	18,980	724,087
Danaher Corp.	11,904	1,320,392
DexCom, Inc.(1)	1,161	163,736

	Shares/ Principal Amount	Value
Edwards Lifesciences Corp.(1)	6,496	$1,107,048
Elekta AB, B Shares	19,581	261,794
Haemonetics Corp.(1)	5,765	570,216
Hill-Rom Holdings, Inc.	5,996	599,720
Hologic, Inc.(1)	20,648	916,771
Hoya Corp.	8,800	509,536
ICU Medical, Inc.(1)	3,572	888,714
IDEXX Laboratories, Inc.(1)	772	164,266
Insulet Corp.(1)	6,328	513,770
Integer Holdings Corp.(1)	6,695	542,228
Intuitive Surgical, Inc.(1)	1,210	633,605
Masimo Corp.(1)	6,448	802,067
Medtronic plc	48,006	4,243,250
Merit Medical Systems, Inc.(1)	2,321	131,206
Nihon Kohden Corp.	4,400	138,010
NuVasive, Inc.(1)	2,616	131,166
OrthoPediatrics Corp.(1)	1,651	59,882
Penumbra, Inc.(1)	1,573	228,887
Siemens Healthineers AG(1)	8,551	336,932
STERIS plc	6,138	700,100
Straumann Holding AG	670	485,968
Surmodics, Inc.(1)	249	14,260
Sysmex Corp.	7,100	395,117
Terumo Corp.	10,900	621,605
Varian Medical Systems, Inc.(1)	443	58,489
Zimmer Biomet Holdings, Inc.	36,394	3,987,327
		22,144,024
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	4,334	568,447
Amplifon SpA	13,870	248,481
Cardinal Health, Inc.	17,485	873,725
Centene Corp.(1)	431	56,276
Encompass Health Corp.	1,423	95,113
Ensign Group, Inc. (The)	3,313	144,347
HealthEquity, Inc.(1)	1,805	112,524
Henry Schein, Inc.(1)	5,019	389,976
Korian SA	5,780	205,879
LHC Group, Inc.(1)	2,805	296,573
McKesson Corp.	11,576	1,484,622
NMC Health plc	14,223	480,959
PetIQ, Inc.(1)	3,257	99,078
Providence Service Corp. (The)(1)	2,588	165,994
Quest Diagnostics, Inc.	22,588	1,973,062
R1 RCM, Inc.(1)	18,504	150,253
Solasto Corp.	11,400	107,708
UnitedHealth Group, Inc.	11,426	3,087,305

	Shares/ Principal Amount	Value
WellCare Health Plans, Inc.(1)	7,575	$2,094,336
		12,634,658
Health Care Technology — 0.2%
Cerner Corp.(1)	24,318	1,335,301
Computer Programs & Systems, Inc.	302	7,925
HealthStream, Inc.	639	16,077
Inspire Medical Systems, Inc.(1)	1,601	85,862
Teladoc Health, Inc.(1)	2,445	156,969
		1,602,134
Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	17,038	981,048
Chipotle Mexican Grill, Inc.(1)	1,239	656,187
Churchill Downs, Inc.	1,842	169,427
Compass Group plc	31,485	673,633
Dalata Hotel Group plc	31,100	203,464
Darden Restaurants, Inc.	15,291	1,604,485
Domino's Pizza, Inc.	2,500	709,325
Hilton Worldwide Holdings, Inc.	3,706	276,023
Huazhu Group Ltd. ADR	15,441	490,252
Jubilant Foodworks Ltd.	11,105	197,943
Las Vegas Sands Corp.	6,635	387,219
Melco International Development Ltd.	119,000	281,463
Minor International PCL	269,100	334,658
Planet Fitness, Inc., Class A(1)	7,243	419,514
Red Robin Gourmet Burgers, Inc.(1)	3,068	98,115
Red Rock Resorts, Inc., Class A	17,174	435,876
Royal Caribbean Cruises Ltd.	10,389	1,247,199
Ruth's Hospitality Group, Inc.	1,030	23,793
Sodexo SA	5,007	521,817
SSP Group plc	16,700	146,087
Starbucks Corp.	11,931	812,978
Texas Roadhouse, Inc.	1,567	95,336
		10,765,842
Household Durables — 0.6%
Cavco Industries, Inc.(1)	514	85,473
Haier Electronics Group Co. Ltd.(1)	86,000	248,096
Haseko Corp.	124,500	1,379,305
Iida Group Holdings Co. Ltd.	78,400	1,427,309
NVR, Inc.(1)	221	587,860
PlayAGS, Inc.(1)	6,245	156,500
Pressance Corp.	15,200	206,923
PulteGroup, Inc.	18,112	503,695
Sony Corp.	11,900	598,537
Token Corp.	3,400	200,167
TopBuild Corp.(1)	2,294	121,146
		5,515,011

	Shares/ Principal Amount	Value
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	3,219	$114,661
Church & Dwight Co., Inc.	4,931	318,592
Colgate-Palmolive Co.	13,360	864,125
Kimberly-Clark Corp.	5,164	575,166
Pigeon Corp.	3,500	137,112
Procter & Gamble Co. (The)	32,335	3,119,357
Spectrum Brands Holdings, Inc.	4,277	238,999
Unicharm Corp.	17,600	542,606
		5,910,618
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	38,272	627,278
NRG Energy, Inc.	25,938	1,061,124
		1,688,402
Industrial Conglomerates — 0.3%
General Electric Co.	38,890	395,122
Honeywell International, Inc.	2,553	366,687
Rheinmetall AG	2,316	240,161
Roper Technologies, Inc.	2,577	729,961
Siemens AG	7,530	825,578
		2,557,509
Insurance — 1.8%
Aegon NV	439,738	2,262,686
Aflac, Inc.	25,942	1,237,433
AIA Group Ltd.	172,000	1,545,702
AMERISAFE, Inc.	3,024	179,656
Arthur J. Gallagher & Co.	2,467	184,310
ASR Nederland NV	6,540	276,485
Axis Capital Holdings Ltd.	2,907	155,670
Beazley plc	5,879	38,134
Brown & Brown, Inc.	11,611	315,355
Chubb Ltd.	21,357	2,841,549
Discovery Ltd.	24,926	300,714
Goosehead Insurance, Inc., Class A(1)	2,751	79,064
Hanover Insurance Group, Inc. (The)	963	109,821
Hartford Financial Services Group, Inc. (The)	24,219	1,136,355
James River Group Holdings Ltd.	2,702	104,216
Kemper Corp.	1,568	117,882
Kinsale Capital Group, Inc.	1,491	86,478
NN Group NV	21,534	911,953
Ping An Insurance Group Co. of China Ltd., H Shares	71,000	693,867
ProAssurance Corp.	7,043	300,454
Progressive Corp. (The)	23,526	1,583,065
Reinsurance Group of America, Inc.	3,964	572,600
RenaissanceRe Holdings Ltd.	1,494	206,217
Torchmark Corp.	2,507	209,986
Travelers Cos., Inc. (The)	12,197	1,531,211

	Shares/ Principal Amount	Value
Trupanion, Inc.(1)	2,857	$75,853
		17,056,716
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A(1)	10,045	11,309,565
Facebook, Inc., Class A(1)	39,686	6,615,259
Tencent Holdings Ltd.	65,600	2,951,528
Twitter, Inc.(1)	35,672	1,197,152
Yandex NV, A Shares(1)	27,287	916,298
		22,989,802
Internet and Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd. ADR(1)	14,401	2,426,424
Amazon.com, Inc.(1)	6,086	10,460,191
Baozun, Inc. ADR(1)	7,537	269,825
eBay, Inc.(1)	40,923	1,377,059
Etsy, Inc.(1)	2,707	147,938
Expedia Group, Inc.	4,040	481,770
Stamps.com, Inc.(1)	12	2,233
Takeaway.com NV(1)	1,507	95,604
		15,261,044
IT Services — 1.9%
Accenture plc, Class A	69	10,595
Afterpay Touch Group Ltd.(1)	13,356	155,632
Akamai Technologies, Inc.(1)	14,882	968,818
Amadeus IT Group SA	9,900	719,255
Booz Allen Hamilton Holding Corp.	22,423	1,101,642
Endurance International Group Holdings, Inc.(1)	1,161	9,404
EVERTEC, Inc.	6,675	184,697
Evo Payments, Inc., Class A(1)	1,826	45,924
Fidelity National Information Services, Inc.	1,358	141,952
Fiserv, Inc.(1)	5,915	490,531
FleetCor Technologies, Inc.(1)	5,306	1,070,804
GDS Holdings Ltd. ADR(1)	19,141	543,604
GMO Payment Gateway, Inc.	4,800	249,578
International Business Machines Corp.	1,164	156,465
InterXion Holding NV(1)	17,738	1,064,990
Keywords Studios plc	8,350	130,757
MasterCard, Inc., Class A	655	138,290
MAXIMUS, Inc.	1,167	81,842
NEXTDC Ltd.(1)	73,946	369,399
NIC, Inc.	642	10,529
Obic Co. Ltd.	4,000	377,776
Pagseguro Digital Ltd., Class A(1)	12,234	263,887
PayPal Holdings, Inc.(1)	15,971	1,417,586
Presidio, Inc.	7,770	123,776
Sabre Corp.	2,821	64,827
Solutions 30 SE(1)	16,542	212,128
Square, Inc., Class A(1)	9,672	690,097

	Shares/ Principal Amount	Value
Tata Consultancy Services Ltd.	12,846	$365,203
VeriSign, Inc.(1)	2,437	412,511
Visa, Inc., Class A	43,145	5,825,006
Worldline SA(1)	940	50,370
Worldpay, Inc., Class A(1)	7,252	605,397
		18,053,272
Leisure Products — 0.1%
BRP, Inc.	4,833	139,110
Brunswick Corp.	995	50,068
Malibu Boats, Inc., Class A(1)	1,887	76,518
Thule Group AB	9,170	187,364
		453,060
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	18,706	1,422,591
Eurofins Scientific SE	1,250	504,704
ICON plc(1)	1,680	234,998
Illumina, Inc.(1)	3,226	902,603
Lonza Group AG(1)	4,170	1,101,959
NeoGenomics, Inc.(1)	5,148	85,560
PRA Health Sciences, Inc.(1)	1,088	115,295
QIAGEN NV(1)	9,114	337,491
Siegfried Holding AG(1)	780	275,054
Thermo Fisher Scientific, Inc.	6,960	1,709,863
		6,690,118
Machinery — 1.2%
Ashok Leyland Ltd.	21,867	25,022
Atlas Copco AB, A Shares	8,090	210,461
Atlas Copco AB, B Shares	70,645	1,686,474
Caterpillar, Inc.	11,126	1,481,538
Chart Industries, Inc.(1)	1,716	128,185
Cummins, Inc.	12,395	1,823,429
Doosan Infracore Co. Ltd.(1)	27,777	218,171
EnPro Industries, Inc.	4,045	267,172
Epiroc AB, A Shares(1)	51,323	493,731
Gardner Denver Holdings, Inc.(1)	2,778	68,533
Georg Fischer AG	190	168,276
Global Brass & Copper Holdings, Inc.	7,259	219,512
Graham Corp.	512	11,469
Hyster-Yale Materials Handling, Inc.	19	1,322
Hyundai Heavy Industries Co. Ltd.(1)	4,009	501,144
IMI plc	49,413	620,718
Ingersoll-Rand plc	8,670	867,347
ITT, Inc.	1,786	93,872
John Bean Technologies Corp.	853	67,762
Kennametal, Inc.	3,447	129,538
Lydall, Inc.(1)	72	1,910
Milacron Holdings Corp.(1)	9,243	128,108

	Shares/ Principal Amount	Value
Nabtesco Corp.	6,800	$179,148
PACCAR, Inc.	5,894	386,175
Parker-Hannifin Corp.	4,301	708,848
Tadano Ltd.	16,500	187,239
Timken Co. (The)	3,083	131,305
Tsubakimoto Chain Co.	5,100	188,338
Valmet Oyj	4,330	97,457
WABCO Holdings, Inc.(1)	4,206	480,451
		11,572,655
Marine†
Kirby Corp.(1)	5,043	377,771
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA	55,624	270,051
Entravision Communications Corp., Class A	37,873	149,220
Naspers Ltd., N Shares	4,189	969,354
Nippon Television Holdings, Inc.	60,300	946,494
NOS SGPS SA	22,980	149,092
Townsquare Media, Inc., Class A	1,803	11,052
TV Asahi Holdings Corp.	19,800	365,941
		2,861,204
Metals and Mining — 0.3%
AMG Advanced Metallurgical Group NV	5,110	185,905
BHP Group Ltd.	16,540	421,225
KAZ Minerals plc	11,000	85,628
Kirkland Lake Gold Ltd.	9,200	295,966
Kumba Iron Ore Ltd.	5,162	131,970
Largo Resources Ltd.(1)	80,096	174,950
Northern Star Resources Ltd.	27,309	174,642
Sandfire Resources NL	13,610	69,320
SSAB AB, A Shares	23,890	94,478
Steel Dynamics, Inc.	22,455	821,628
Vale SA ADR	21,371	265,855
		2,721,567
Mortgage Real Estate Investment Trusts (REITs)†
AGNC Investment Corp.	5,627	100,779
Granite Point Mortgage Trust, Inc.	1,494	29,163
		129,942
Multi-Utilities — 0.2%
Ameren Corp.	9,343	647,844
NorthWestern Corp.	14,827	947,593
		1,595,437
Multiline Retail — 0.5%
B&M European Value Retail SA	201,927	859,046
Don Quijote Holdings Co. Ltd.	9,100	528,909
Kohl's Corp.	13,151	903,342
Lojas Renner SA	40,700	507,746
Magazine Luiza SA	19,200	942,680

	Shares/ Principal Amount	Value
Target Corp.	18,780	$1,370,940
		5,112,663
Oil, Gas and Consumable Fuels — 3.0%
Aker BP ASA	5,970	198,259
Anadarko Petroleum Corp.	21,114	999,326
Callon Petroleum Co.(1)	10,066	81,937
Centennial Resource Development, Inc., Class A(1)	4,593	60,490
Chevron Corp.	26,726	3,064,136
Cimarex Energy Co.	7,458	561,886
CNOOC Ltd.	476,000	795,091
Concho Resources, Inc.(1)	11,071	1,326,749
ConocoPhillips	20,623	1,395,971
Continental Resources, Inc.(1)	13,151	607,182
CVR Energy, Inc.	10,735	431,010
Devon Energy Corp.	22,785	607,220
Earthstone Energy, Inc., Class A(1)	7,110	42,873
Eni SpA	110,616	1,873,499
EOG Resources, Inc.	1,621	160,803
EQT Corp.	38,758	754,618
Equitrans Midstream Corp.(1)	31,001	645,441
Extraction Oil & Gas, Inc.(1)	6,841	26,954
Exxon Mobil Corp.	10,566	774,276
Gazprom PJSC ADR	253,484	1,239,177
Gazprom PJSC	162,019	403,065
Gaztransport Et Technigaz SA	2,350	198,572
HollyFrontier Corp.	4,236	238,656
Imperial Oil Ltd.	9,560	271,241
Kelt Exploration Ltd.(1)	14,978	51,410
Lundin Petroleum AB	19,210	613,803
Matador Resources Co.(1)	2,079	40,541
Neste Oyj	7,830	717,800
Noble Energy, Inc.	46,330	1,035,012
Novatek PJSC GDR	4,972	913,392
PetroChina Co. Ltd., H Shares	1,426,000	917,065
Royal Dutch Shell plc, A Shares	29,785	922,186
Royal Dutch Shell plc, Class B ADR	8,540	536,312
Saras SpA	572,058	1,218,533
Surgutneftegas PJSC Preference Shares	2,757,767	1,711,814
TOTAL SA	8,234	451,822
TOTAL SA ADR	45,400	2,484,742
		28,372,864
Paper and Forest Products — 0.2%
Domtar Corp.	16,776	786,794
Duratex SA	85,100	285,596
Ence Energia y Celulosa SA	30,180	234,280
Louisiana-Pacific Corp.	4,470	108,979
		1,415,649

	Shares/ Principal Amount	Value
Personal Products — 0.4%
Cosmax, Inc.	2,921	$332,130
Edgewell Personal Care Co.(1)	12,212	481,763
Estee Lauder Cos., Inc. (The), Class A	3,137	427,950
Godrej Consumer Products Ltd.	39,561	394,902
Kose Corp.	600	88,152
Medifast, Inc.	1,635	208,037
Ontex Group NV	27,901	594,072
Shiseido Co. Ltd.	8,100	481,824
Unilever NV CVA	7,620	407,087
		3,415,917
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(1)	1,341	63,054
Allergan plc	13,826	1,990,667
AstraZeneca plc	18,240	1,321,349
Bristol-Myers Squibb Co.	10,943	540,256
Catalent, Inc.(1)	4,640	171,355
Dechra Pharmaceuticals plc	3,720	115,557
Elanco Animal Health, Inc.(1)	13,611	397,169
Eli Lilly & Co.	2,178	261,055
Hikma Pharmaceuticals plc	8,490	179,519
Horizon Pharma plc(1)	7,831	168,288
Johnson & Johnson	30,286	4,030,461
Medicines Co. (The)(1)	1,462	33,787
Merck & Co., Inc.	27,327	2,033,949
Mylan NV(1)	13,876	415,586
Novartis AG	8,000	698,190
Novo Nordisk A/S, B Shares	10,728	503,120
Optinose, Inc.(1)	3,635	23,409
Pfizer, Inc.	101,097	4,291,568
Reata Pharmaceuticals, Inc., Class A(1)	617	49,218
Roche Holding AG	1,520	403,747
Sanofi	11,407	991,226
Sanofi ADR	35,869	1,558,508
Sawai Pharmaceutical Co. Ltd.	3,400	174,869
Zoetis, Inc.	18,198	1,567,940
		21,983,847
Professional Services — 0.8%
Applus Services SA	16,870	193,266
ASGN, Inc.(1)	17	1,071
BG Staffing, Inc.	924	23,811
Capita plc(1)	745,561	1,137,190
CoStar Group, Inc.(1)	1,947	760,771
Heidrick & Struggles International, Inc.	258	8,527
IHS Markit Ltd.(1)	10,233	531,297
InnerWorkings, Inc.(1)	25,057	115,012
Insperity, Inc.	521	55,580

	Shares/ Principal Amount	Value
Intertek Group plc	13,747	$885,571
Kforce, Inc.	1,710	56,105
Korn Ferry	3,589	163,658
Nihon M&A Center, Inc.	9,700	243,671
Outsourcing, Inc.	8,900	101,954
Recruit Holdings Co. Ltd.	25,200	674,387
Robert Half International, Inc.	19,794	1,275,327
Teleperformance	586	100,790
TransUnion	7,968	484,614
TrueBlue, Inc.(1)	179	4,366
Trust Tech, Inc.	5,900	175,638
Verisk Analytics, Inc.(1)	6,151	722,189
		7,714,795
Real Estate Management and Development — 0.7%
ADO Properties SA	2,690	161,252
Altus Group Ltd.	3,742	70,229
Aroundtown SA	74,890	662,059
Ayala Land, Inc.	705,100	601,396
CapitaLand Ltd.	97,100	240,300
Central Pattana PCL	7,600	19,428
China Overseas Land & Investment Ltd.	108,000	406,426
China Vanke Co. Ltd., H Shares	25,300	103,647
CK Asset Holdings Ltd.	50,000	424,153
Colliers International Group, Inc.	3,750	239,478
Corp. Inmobiliaria Vesta SAB de CV	73,405	102,839
Fabege AB	22,326	325,493
FirstService Corp.	1,377	111,872
Iguatemi Empresa de Shopping Centers SA	16,900	206,431
Jones Lang LaSalle, Inc.	1,032	147,999
KWG Group Holdings Ltd.(1)	228,000	224,014
Longfor Group Holdings Ltd.	86,000	265,967
Mitsui Fudosan Co. Ltd.	17,300	419,278
Newmark Group, Inc., Class A	47	491
Pakuwon Jati Tbk PT	959,200	44,631
Shimao Property Holdings Ltd.	55,000	155,769
Shurgard Self Storage SA(1)	3,445	107,446
Sino Land Co. Ltd.	22,000	39,451
Sumitomo Realty & Development Co. Ltd.	8,000	305,111
Sun Hung Kai Properties Ltd.	32,000	540,666
VGP NV	1,278	96,257
Vonovia SE	14,003	701,787
		6,723,870
Road and Rail — 0.6%
ArcBest Corp.	2,756	103,681
Canadian Pacific Railway Ltd.	2,370	485,760
CJ Logistics Corp.(1)	2,886	436,103
DSV A/S	1,995	159,065

	Shares/ Principal Amount	Value
Heartland Express, Inc.	32,158	$643,481
Localiza Rent a Car SA	143,400	1,309,284
Norfolk Southern Corp.	1,750	293,545
Sankyu, Inc.	3,500	170,385
Union Pacific Corp.	10,398	1,654,010
		5,255,314
Semiconductors and Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.(1)	1,927	98,836
Advanced Micro Devices, Inc.(1)	23,895	583,277
Applied Materials, Inc.	68,403	2,673,189
Aquantia Corp.(1)	1,040	9,162
ASML Holding NV	9,313	1,639,750
Broadcom, Inc.	8,694	2,332,166
Cabot Microelectronics Corp.	837	85,282
Cypress Semiconductor Corp.	6,835	94,801
Entegris, Inc.	1,832	60,548
Globalwafers Co. Ltd.	11,000	109,429
Infineon Technologies AG	16,640	369,773
Inphi Corp.(1)	3,479	137,212
Integrated Device Technology, Inc.(1)	3,932	192,078
Intel Corp.	90,952	4,285,658
Kulicke & Soffa Industries, Inc.	5,367	120,919
Lam Research Corp.	1,972	334,412
Lasertec Corp.	2,200	71,985
Lattice Semiconductor Corp.(1)	1,046	8,159
Marvell Technology Group Ltd.	32,171	596,129
Maxim Integrated Products, Inc.	19,561	1,061,575
Microchip Technology, Inc.	17,739	1,425,683
Monolithic Power Systems, Inc.	581	73,531
Nanometrics, Inc.(1)	624	19,088
NVIDIA Corp.	16	2,300
ON Semiconductor Corp.(1)	8,265	165,631
Qorvo, Inc.(1)	758	49,543
QUALCOMM, Inc.	19,314	956,429
Semtech Corp.(1)	1,445	70,169
SOITEC(1)	2,550	196,631
Taiwan Semiconductor Manufacturing Co. Ltd.	291,500	2,160,257
Teradyne, Inc.	9,276	333,843
Xilinx, Inc.	10,440	1,168,654
		21,486,099
Software — 3.4%
Adobe, Inc.(1)	6,864	1,701,036
Adyen NV(1)	630	469,676
Autodesk, Inc.(1)	6,505	957,536
Avalara, Inc.(1)	2,519	100,432
Avast plc(1)	43,640	164,057
Aveva Group plc	4,369	155,965

	Shares/ Principal Amount	Value
Bottomline Technologies de, Inc.(1)	2,524	$130,365
Cadence Design Systems, Inc.(1)	1,920	92,218
Coupa Software, Inc.(1)	1,434	124,701
Dassault Systemes SE	3,200	402,491
Descartes Systems Group, Inc. (The)(1)	5,590	173,748
Fair Isaac Corp.(1)	710	159,892
Five9, Inc.(1)	2,966	151,652
Fortinet, Inc.(1)	321	24,579
Globant SA(1)	1,440	97,344
Intuit, Inc.	4,875	1,052,122
LogMeIn, Inc.	4,182	389,010
Microsoft Corp.	111,622	11,656,685
Nice Ltd. ADR(1)	1,710	188,014
Oracle Corp. (New York)	31,125	1,563,409
Palo Alto Networks, Inc.(1)	8,285	1,779,784
Paylocity Holding Corp.(1)	2,472	175,586
PTC, Inc.(1)	8,688	736,655
RealPage, Inc.(1)	13,606	758,807
Red Hat, Inc.(1)	3,088	549,170
RingCentral, Inc., Class A(1)	1,514	139,954
salesforce.com, Inc.(1)	6,662	1,012,424
Sapiens International Corp. NV	5,717	69,747
ServiceNow, Inc.(1)	5,933	1,305,379
Splunk, Inc.(1)	6,513	813,083
Systena Corp.	16,400	180,863
Temenos AG(1)	2,410	325,852
Teradata Corp.(1)	9,111	404,346
Tyler Technologies, Inc.(1)	3,027	572,678
Ultimate Software Group, Inc. (The)(1)	2,558	698,513
VMware, Inc., Class A	7,481	1,130,155
Workday, Inc., Class A(1)	7,543	1,369,281
Workiva, Inc.(1)	2,438	102,152
Zendesk, Inc.(1)	2,337	157,818
		32,037,179
Specialty Retail — 1.6%
Adastria Co. Ltd.	5,400	98,970
Advance Auto Parts, Inc.	7,999	1,273,441
At Home Group, Inc.(1)	5,031	110,883
AutoZone, Inc.(1)	1,523	1,290,499
Boot Barn Holdings, Inc.(1)	4,109	96,274
Burlington Stores, Inc.(1)	7,681	1,318,904
Camping World Holdings, Inc., Class A	11,513	163,254
Carvana Co.(1)	2,055	76,343
Fast Retailing Co. Ltd.	900	412,241
Five Below, Inc.(1)	4,171	516,078
Floor & Decor Holdings, Inc., Class A(1)	12,041	412,886
Foschini Group Ltd. (The)	21,084	270,005

	Shares/ Principal Amount	Value
Home Depot, Inc. (The)	980	$179,859
Hotel Shilla Co. Ltd.	3,290	226,919
Hudson Ltd., Class A(1)	4,700	60,536
JD Sports Fashion plc	16,960	103,030
Kingfisher plc	853,085	2,492,024
Maisons du Monde SA	4,140	106,865
National Vision Holdings, Inc.(1)	2,639	83,815
Nextage Co. Ltd.	9,200	101,893
O'Reilly Automotive, Inc.(1)	6,504	2,241,669
Penske Automotive Group, Inc.	2,629	123,248
RH(1)	880	119,566
Ross Stores, Inc.	17,089	1,574,239
TJX Cos., Inc. (The)	23,771	1,182,132
Tokyo Base Co. Ltd.(1)	1,000	7,684
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,994	582,088
		15,225,345
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	58,779	9,783,177
Cray, Inc.(1)	5,899	129,424
HP, Inc.	19,770	435,533
Immersion Corp.(1)	2,026	19,227
NetApp, Inc.	13,864	884,107
Samsung Electronics Co. Ltd.	35,737	1,493,198
Seagate Technology plc	8,983	397,767
		13,142,433
Textiles, Apparel and Luxury Goods — 1.3%
adidas AG	3,040	722,703
ANTA Sports Products Ltd.	136,000	712,027
Bata India Ltd.	18,502	291,268
Burberry Group plc	16,170	382,679
Canada Goose Holdings, Inc.(1)	16,146	830,873
Capri Holdings Ltd.(1)	5,147	218,645
Deckers Outdoor Corp.(1)	9,689	1,244,552
Fila Korea Ltd.	13,081	561,872
HUGO BOSS AG	4,070	291,792
Kering SA	1,150	578,013
Li Ning Co. Ltd.(1)	161,500	198,786
Lululemon Athletica, Inc.(1)	3,405	503,293
Moncler SpA	1,760	66,290
NIKE, Inc., Class B	30,730	2,516,172
Shenzhou International Group Holdings Ltd.	53,600	639,404
Tapestry, Inc.	47,569	1,841,396
VF Corp.	10,225	860,638
		12,460,403
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	42,553	547,657
Essent Group Ltd.(1)	11,710	465,473

	Shares/ Principal Amount	Value
LendingTree, Inc.(1)	264	$78,234
Merchants Bancorp	65	1,272
Mr. Cooper Group, Inc.(1)	87	1,339
NMI Holdings, Inc., Class A(1)	2,806	61,732
Walker & Dunlop, Inc.	631	30,332
		1,186,039
Tobacco — 0.3%
Altria Group, Inc.	43,494	2,146,429
Swedish Match AB	14,440	646,738
		2,793,167
Trading Companies and Distributors — 0.6%
AerCap Holdings NV(1)	32,663	1,543,653
Ashtead Group plc	23,140	586,449
Bunzl plc	24,330	766,548
Foundation Building Materials, Inc.(1)	16,614	151,852
GMS, Inc.(1)	5,336	101,010
Grafton Group plc	4,980	48,011
HD Supply Holdings, Inc.(1)	96	4,026
MonotaRO Co. Ltd.	19,800	420,856
MSC Industrial Direct Co., Inc., Class A	9,818	819,705
NOW, Inc.(1)	7,504	101,529
Seven Group Holdings Ltd.	20,540	236,555
SiteOne Landscape Supply, Inc.(1)	2,624	139,859
United Rentals, Inc.(1)	3,181	398,452
Univar, Inc.(1)	14,573	303,556
W.W. Grainger, Inc.	467	137,947
Yamazen Corp.	19,700	197,715
		5,957,723
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	141,600	313,364
Grupo Aeroportuario del Centro Norte SAB de CV	56,767	317,080
		630,444
Water Utilities†
SJW Group	2,062	123,617
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L ADR	30,457	488,835
Shenandoah Telecommunications Co.	416	19,814
T-Mobile US, Inc.(1)	345	24,019
		532,668
TOTAL COMMON STOCKS (Cost $492,144,259)		603,420,003
CORPORATE BONDS — 11.1%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21	$25,000	25,531
Arconic, Inc., 5.125%, 10/1/24	115,000	116,078
Bombardier, Inc., 8.75%, 12/1/21(2)	50,000	53,340
Bombardier, Inc., 5.75%, 3/15/22(2)	30,000	28,725

		Shares/ Principal Amount	Value
Bombardier, Inc., 6.00%, 10/15/22(2)		$35,000	$33,906
Bombardier, Inc., 7.50%, 3/15/25(2)		80,000	77,500
TransDigm, Inc., 6.00%, 7/15/22		115,000	116,150
TransDigm, Inc., 6.375%, 6/15/26		50,000	48,313
United Technologies Corp., 6.05%, 6/1/36		140,000	162,869
			662,412
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		210,000	207,584
XPO Logistics, Inc., 6.50%, 6/15/22(2)		15,000	15,375
			222,959
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		85,000	85,319
United Continental Holdings, Inc., 5.00%, 2/1/24		85,000	84,787
			170,106
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,225
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	130,163
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		105,000	101,348
			243,736
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,667
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	56,768
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	871,259
General Motors Co., 4.20%, 10/1/27		80,000	73,910
General Motors Co., 5.00%, 4/1/35		70,000	61,562
General Motors Co., 5.15%, 4/1/38		160,000	141,670
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	423,615
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	200,174
			1,840,625
Banks — 2.5%
Akbank T.A.S, 5.00%, 10/24/22		130,000	123,915
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		255,000	253,960
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		204,000	192,290
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	234,425
Banistmo SA, 3.65%, 9/19/22		$280,000	273,700
Bank of America Corp., 4.10%, 7/24/23		110,000	114,082
Bank of America Corp., MTN, 4.20%, 8/26/24		360,000	368,827
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	252,297
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	275,726
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		80,000	82,628
Bank of America Corp., VRN, 3.00%, 12/20/23		314,000	309,829
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	40,552
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,433
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,337
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	109,045

		Shares/ Principal Amount	Value
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	$107,589
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	118,249
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	230,612
CIT Group, Inc., 5.00%, 8/15/22		$150,000	154,125
CIT Group, Inc., 5.00%, 8/1/23		50,000	51,250
Citigroup, Inc., 2.75%, 4/25/22		580,000	573,593
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,652
Citigroup, Inc., 4.45%, 9/29/27		565,000	573,821
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	329,441
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	278,999
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	181,139
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	252,049
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	177,964
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	504,661
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	83,716
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	356,353
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	123,088
Fifth Third Bank, 2.875%, 10/1/21		230,000	228,199
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	75,274
HSBC Holdings plc, 2.95%, 5/25/21		$200,000	199,204
HSBC Holdings plc, 4.30%, 3/8/26		400,000	408,692
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	154,893
HSBC Holdings plc, VRN, 3.26%, 3/13/23		$210,000	208,655
Huntington Bancshares, Inc., 2.30%, 1/14/22		170,000	165,595
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	289,469
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	82,725
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	131,110
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,228,103
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	314,138
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		160,000	149,745
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	206,640
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	408,799
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	199,354
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$459,000	460,577
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	163,420
Regions Financial Corp., 2.75%, 8/14/22		90,000	87,801
Royal Bank of Canada, 1.50%, 7/29/19		3,000,000	2,982,596
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,079
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	141,697
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		$217,000	218,129
Toronto-Dominion Bank (The), 2.125%, 7/2/19		3,000,000	2,993,891
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(2)		150,000	131,838
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	315,367
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	118,439
Wells Fargo & Co., 3.07%, 1/24/23		$170,000	168,995
Wells Fargo & Co., 4.125%, 8/15/23		300,000	306,287

		Shares/ Principal Amount	Value
Wells Fargo & Co., 3.00%, 4/22/26		$220,000	$211,340
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	278,985
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	110,367
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	202,472
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	176,453
Westpac Banking Corp., 4.875%, 11/19/19		2,300,000	2,336,968
Woori Bank, MTN, 4.75%, 4/30/24		153,000	156,150
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		130,000	116,574
Zenith Bank plc, 6.25%, 4/22/19(2)		250,000	250,371
			23,398,738
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)		370,000	351,861
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,460
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	283,395
			694,716
Biotechnology — 0.3%
AbbVie, Inc., 3.60%, 5/14/25		70,000	69,256
AbbVie, Inc., 4.40%, 11/6/42		240,000	217,827
AbbVie, Inc., 4.70%, 5/14/45		20,000	18,726
Amgen, Inc., 4.66%, 6/15/51		219,000	215,528
Biogen, Inc., 3.625%, 9/15/22		270,000	274,674
Celgene Corp., 3.25%, 8/15/22		160,000	159,638
Celgene Corp., 3.625%, 5/15/24		410,000	409,172
Celgene Corp., 3.875%, 8/15/25		140,000	140,874
Celgene Corp., 5.00%, 8/15/45		30,000	30,294
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	103,307
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	703,044
			2,342,340
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	171,780
Capital Markets — 0.4%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	113,816
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$480,000	477,709
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	69,641
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	214,236
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$200,000	197,291
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		280,000	271,046
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		140,000	122,909
Morgan Stanley, 2.75%, 5/19/22		90,000	88,736
Morgan Stanley, 5.00%, 11/24/25		170,000	179,917
Morgan Stanley, 4.375%, 1/22/47		80,000	80,553
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	783,432
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	252,331
Morgan Stanley, MTN, 4.00%, 7/23/25		600,000	616,464

	Shares/ Principal Amount	Value
SURA Asset Management SA, 4.375%, 4/11/27	$105,000	$101,325
		3,569,406
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23	80,000	77,500
Equate Petrochemical BV, 4.25%, 11/3/26(2)	82,000	81,786
Hexion, Inc., 6.625%, 4/15/20	70,000	56,262
Huntsman International LLC, 5.125%, 11/15/22	85,000	88,294
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	115,000	110,914
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	200,039
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	150,000	143,062
Olin Corp., 5.125%, 9/15/27	60,000	58,800
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	40,000	40,100
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	26,063
		882,820
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	100,000	105,625
Covanta Holding Corp., 5.875%, 3/1/24	120,000	120,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	510,000	507,522
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	80,000	80,280
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	71,000	75,260
Republic Services, Inc., 3.55%, 6/1/22	175,000	177,794
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	64,594
		1,131,075
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	30,627
CommScope Technologies LLC, 6.00%, 6/15/25(2)	135,000	128,250
HTA Group Ltd., 9.125%, 3/8/22(2)	153,000	158,355
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	88,000	91,030
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	80,000	80,800
		489,062
Construction Materials†
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	90,000	86,175
Cemex SAB de CV, 6.125%, 5/5/25	205,000	209,203
Standard Industries, Inc., 6.00%, 10/15/25(2)	80,000	80,900
USG Corp., 5.50%, 3/1/25(2)	65,000	66,381
		442,659
Consumer Finance — 0.2%
Ally Financial, Inc., 4.625%, 3/30/25	190,000	194,207
Ally Financial, Inc., 5.75%, 11/20/25	80,000	83,500
Ally Financial, Inc., 8.00%, 11/1/31	45,000	54,225
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	138,047
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,579
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	245,354
Capital One Financial Corp., 3.75%, 7/28/26	115,000	109,976
Discover Financial Services, 3.75%, 3/4/25	350,000	342,214

		Shares/ Principal Amount	Value
Navient Corp., 5.00%, 10/26/20		$100,000	$100,625
Navient Corp., 5.50%, 1/25/23		105,000	101,719
Synchrony Financial, 3.00%, 8/15/19		50,000	49,872
			1,669,318
Containers and Packaging — 0.1%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(3)		200,000	194,000
Ball Corp., 4.00%, 11/15/23		120,000	120,588
Ball Corp., 5.25%, 7/1/25		35,000	36,794
Berry Global, Inc., 5.50%, 5/15/22		60,000	60,617
Berry Global, Inc., 5.125%, 7/15/23		50,000	50,329
BWAY Holding Co., 5.50%, 4/15/24(2)		30,000	29,419
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	308,050
International Paper Co., 4.40%, 8/15/47		170,000	153,918
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		20,000	20,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		34,654	34,827
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		30,000	30,093
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		160,000	163,900
Sealed Air Corp., 5.125%, 12/1/24(2)		80,000	81,224
			1,284,534
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	126,835
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	89,416
Berkshire Hathaway, Inc., 4.50%, 2/11/43		27,000	28,911
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	162,636
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	264,333
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$404,000	394,441
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		50,000	50,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,909
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		305,000	282,659
MDC GMTN B.V., 3.25%, 4/28/22(2)		102,000	101,516
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		145,000	158,047
			1,613,368
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		160,000	165,928
AT&T, Inc., 3.875%, 8/15/21		100,000	101,864
AT&T, Inc., 3.40%, 5/15/25		170,000	166,331
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	141,581
AT&T, Inc., 4.75%, 5/15/46		$210,000	196,075
AT&T, Inc., 5.15%, 11/15/46		291,000	284,346
CenturyLink, Inc., 5.625%, 4/1/20		130,000	131,664

		Shares/ Principal Amount	Value
CenturyLink, Inc., 5.80%, 3/15/22		$40,000	$40,285
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	26,025
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	191,596
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,223
Frontier Communications Corp., 7.125%, 3/15/19		$100,000	98,875
Frontier Communications Corp., 7.125%, 1/15/23		145,000	87,000
Frontier Communications Corp., 6.875%, 1/15/25		90,000	47,925
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	96,125
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	48,625
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)		100,000	104,625
Level 3 Financing, Inc., 5.375%, 8/15/22		110,000	111,133
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	49,500
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)		229,000	232,871
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)		153,000	149,145
Orange SA, 4.125%, 9/14/21		180,000	184,620
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	182,248
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	115,500
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	159,775
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	125,556
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)		$205,000	188,705
Verizon Communications, Inc., 3.38%, 2/15/25		150,000	149,978
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	261,888
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	99,956
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	92,233
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)(8)		53,000	50,218
			4,128,419
Electric Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)		204,000	216,627
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)		153,000	152,354
Exelon Corp., 5.15%, 12/1/20		200,000	206,014
Exelon Corp., 4.45%, 4/15/46		100,000	97,242
FirstEnergy Corp., 4.25%, 3/15/23		230,000	235,901
FirstEnergy Corp., 4.85%, 7/15/47		50,000	50,786
Greenko Investment Co., 4.875%, 8/16/23(2)		102,000	94,738
Minejesa Capital BV, 4.625%, 8/10/30(2)		204,000	192,163
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)		40,000	36,525
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	68,414
			1,350,764
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		90,000	79,425
Ensco plc, 5.20%, 3/15/25		60,000	45,000
Halliburton Co., 3.80%, 11/15/25		190,000	192,069
Halliburton Co., 4.85%, 11/15/35		110,000	113,234
Nabors Industries, Inc., 4.625%, 9/15/21		60,000	57,075
Noble Holding International Ltd., 7.75%, 1/15/24		150,000	126,750

	Shares/ Principal Amount	Value
Precision Drilling Corp., 5.25%, 11/15/24	$65,000	$56,063
Transocean, Inc., 9.00%, 7/15/23(2)	190,000	198,964
Weatherford International Ltd., 7.75%, 6/15/21	95,000	81,462
Weatherford International Ltd., 4.50%, 4/15/22	140,000	89,600
		1,039,642
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	187,522
21st Century Fox America, Inc., 4.75%, 9/15/44	57,000	62,422
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	46,307
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,750
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	60,225
Viacom, Inc., 3.125%, 6/15/22	100,000	97,321
Viacom, Inc., 4.25%, 9/1/23	135,000	137,155
Viacom, Inc., 4.375%, 3/15/43	40,000	34,279
VTR Finance BV, 6.875%, 1/15/24	205,000	211,898
WMG Acquisition Corp., 5.625%, 4/15/22(2)	98,000	99,347
Ziggo Bond Co. BV, 5.875%, 1/15/25(2)	90,000	85,331
		1,122,557
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	175,308
Boston Properties LP, 3.65%, 2/1/26	180,000	176,933
Crown Castle International Corp., 5.25%, 1/15/23	150,000	158,169
Equinix, Inc., 5.375%, 5/15/27	70,000	70,350
Essex Portfolio LP, 3.625%, 8/15/22	100,000	100,465
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,297
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	30,000	31,050
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	102,383
Hospitality Properties Trust, 4.65%, 3/15/24	210,000	209,294
Iron Mountain, Inc., 5.75%, 8/15/24	95,000	94,525
Iron Mountain, Inc., 4.875%, 9/15/27(2)	80,000	74,200
Kilroy Realty LP, 3.80%, 1/15/23	140,000	139,494
Kimco Realty Corp., 2.80%, 10/1/26	150,000	137,412
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	92,812
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	50,000	50,313
SBA Communications Corp., 4.875%, 7/15/22	75,000	76,147
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)	55,000	48,813
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)	50,000	47,500
Welltower, Inc., 3.75%, 3/15/23	160,000	160,285
		1,994,750
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	110,000	108,900
Cencosud SA, 4.375%, 7/17/27	252,000	230,139
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)	408,000	401,718

		Shares/ Principal Amount	Value
Horizon Pharma USA, Inc., 6.625%, 5/1/23		$75,000	$75,094
Kroger Co. (The), 3.30%, 1/15/21		190,000	190,378
Kroger Co. (The), 3.875%, 10/15/46		90,000	72,853
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)		200,000	197,989
Rite Aid Corp., 6.125%, 4/1/23(2)		140,000	118,650
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,750
Walmart, Inc., 2.55%, 4/11/23		$44,000	43,831
Walmart, Inc., 4.05%, 6/29/48		220,000	227,033
			1,738,335
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	68,897
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		65,000	65,937
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		50,000	50,813
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		35,000	35,044
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		130,000	129,675
MHP SE, 7.75%, 5/10/24(2)		128,000	123,512
Minerva Luxembourg SA, 6.50%, 9/20/26		316,000	303,455
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		80,000	72,300
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		200,000	197,000
Post Holdings, Inc., 5.00%, 8/15/26(2)		115,000	109,273
			1,155,906
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		120,000	121,152
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		19,000	19,523
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		75,000	78,844
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		130,000	131,462
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,550
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	68,971
Enbridge, Inc., 4.00%, 10/1/23		120,000	121,817
Energy Transfer LP, 5.50%, 6/1/27		110,000	114,400
Energy Transfer Operating LP, 4.15%, 10/1/20		200,000	202,033
Energy Transfer Operating LP, 3.60%, 2/1/23		27,000	26,684
Energy Transfer Operating LP, 6.50%, 2/1/42		100,000	107,259
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	371,694
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		15,000	15,138
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		160,000	148,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		150,000	155,423
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	338,758
Magellan Midstream Partners LP, 6.55%, 7/15/19		200,000	202,564
NuStar Logistics LP, 4.75%, 2/1/22		40,000	39,200
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		130,000	128,854

	Shares/ Principal Amount	Value
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	$350,000	$378,292
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	294,395
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	84,000	81,480
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	86,000	84,925
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	20,000	18,900
		3,290,318
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	229,539
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	97,807
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	60,000	50,925
Medtronic, Inc., 3.50%, 3/15/25	240,000	245,019
Medtronic, Inc., 4.375%, 3/15/35	240,000	252,448
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	38,800
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	99,585
		1,014,123
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	59,063
Aetna, Inc., 2.75%, 11/15/22	160,000	156,378
Anthem, Inc., 3.65%, 12/1/27	100,000	98,477
Anthem, Inc., 4.65%, 1/15/43	100,000	100,735
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	34,407
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	76,700
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	60,000	47,850
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(2)	95,000	81,700
CVS Health Corp., 3.50%, 7/20/22	160,000	161,581
CVS Health Corp., 4.30%, 3/25/28	250,000	253,443
CVS Health Corp., 4.78%, 3/25/38	100,000	100,685
CVS Health Corp., 5.05%, 3/25/48	100,000	102,972
DaVita, Inc., 5.125%, 7/15/24	130,000	128,414
DaVita, Inc., 5.00%, 5/1/25	130,000	125,613
Encompass Health Corp., 5.75%, 11/1/24	45,000	45,675
Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	182,875
HCA, Inc., 7.50%, 2/15/22	145,000	159,138
HCA, Inc., 5.00%, 3/15/24	120,000	125,160
HCA, Inc., 5.375%, 2/1/25	160,000	165,550
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	50,000	49,875
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	67,300
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,350
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	204,506
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,450
Tenet Healthcare Corp., 5.125%, 5/1/25	100,000	97,939
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	289,655

	Shares/ Principal Amount	Value
UnitedHealth Group, Inc., 3.75%, 7/15/25	$100,000	$103,668
Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	50,813
		3,159,972
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	40,000	40,179
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	100,000	96,750
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	84,493
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	35,875
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	115,225
Golden Nugget, Inc., 6.75%, 10/15/24(2)	120,000	120,300
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	231,480
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	79,400
International Game Technology plc, 6.25%, 2/15/22(2)	95,000	98,800
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	77,625
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	75,000	76,125
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	99,677
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	82,608
MGM Resorts International, 6.00%, 3/15/23	130,000	135,200
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	150,000	141,375
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	126,291
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	99,500
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	121,325
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	150,000	145,875
		2,058,103
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	4,775
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	17,100
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	49,187
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,297
Lennar Corp., 4.75%, 4/1/21	60,000	60,825
Meritage Homes Corp., 5.125%, 6/6/27	160,000	143,949
PulteGroup, Inc., 5.50%, 3/1/26	60,000	60,525
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	57,000
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	200,000	195,500
Toll Brothers Finance Corp., 4.35%, 2/15/28	130,000	118,950
William Lyon Homes, Inc., 5.875%, 1/31/25	100,000	88,500
		826,608
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)	70,000	66,500

		Shares/ Principal Amount	Value
Spectrum Brands, Inc., 6.625%, 11/15/22		$30,000	$30,825
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	142,603
			239,928
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc., 6.25%, 5/1/24		80,000	83,100
NRG Energy, Inc., 7.25%, 5/15/26		50,000	54,213
Vistra Energy Corp., 7.375%, 11/1/22		65,000	67,762
Vistra Energy Corp., 7.625%, 11/1/24		64,000	68,160
			273,235
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		100,000	91,768
Insurance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	184,570
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	257,864
Allianz SE, VRN, 3.375%, 9/18/24	EUR	100,000	121,354
American International Group, Inc., 4.125%, 2/15/24		$340,000	348,031
American International Group, Inc., 4.50%, 7/16/44		110,000	104,430
AXA SA, 7.125%, 12/15/20	GBP	55,000	79,440
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	50,000	73,751
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	237,470
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	293,000
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	207,882
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	99,984
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	483,297
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	200,000	235,980
Fiore Capital LLC, VRDN, 2.45%, 2/6/19 (LOC: Wells Fargo Bank N.A.)		$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	35,350
Genworth Holdings, Inc., VRN, 4.62%, (3-month LIBOR plus 2.00%), 11/15/66		25,000	14,875
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	68,304
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	112,269
Liberty Mutual Group, Inc., VRN, 5.69%, (3-month LIBOR plus 2.91%), 3/7/67(2)		$100,000	95,145
Markel Corp., 4.90%, 7/1/22		200,000	206,909
MetLife, Inc., 4.125%, 8/13/42		90,000	88,450
MetLife, Inc., 4.875%, 11/13/43		50,000	54,159
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		119,000	118,266
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	79,671
Prudential Financial, Inc., 3.94%, 12/7/49		244,000	227,743
Voya Financial, Inc., 5.70%, 7/15/43		150,000	164,598
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	72,938
WR Berkley Corp., 4.625%, 3/15/22		130,000	134,023
			6,699,753
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.80%, 2/11/25(2)		153,000	154,168

	Shares/ Principal Amount	Value
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	$400,000	$389,585
		543,753
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	330,000	321,336
JD.com, Inc., 3.875%, 4/29/26	255,000	239,003
		560,339
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	93,555
Fidelity National Information Services, Inc., 3.00%, 8/15/26	260,000	242,935
First Data Corp., 5.75%, 1/15/24(2)	120,000	123,750
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	34,125
		494,365
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 4.875%, 5/15/23(2)	120,000	121,950
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	212,482
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	61,249
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	122,109
		517,790
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	90,000	87,750
Media — 0.5%
Altice Financing SA, 6.625%, 2/15/23(2)	200,000	201,560
Altice France SA, 7.375%, 5/1/26(2)	175,000	169,312
AMC Networks, Inc., 4.75%, 8/1/25	170,000	164,687
CBS Corp., 4.85%, 7/1/42	70,000	66,128
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	172,176
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	140,000	142,800
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	130,000	126,100
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	580,000	597,390
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	43,116
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	110,000	110,275
Comcast Corp., 6.40%, 5/15/38	230,000	282,397
Comcast Corp., 4.75%, 3/1/44	150,000	156,121
CSC Holdings LLC, 5.375%, 7/15/23(2)	105,000	106,313
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	104,875
CSC Holdings LLC, 5.50%, 5/15/26(2)	25,000	24,813
Digicel Ltd., 6.00%, 4/15/21	153,000	141,984
Discovery Communications LLC, 5.625%, 8/15/19	81,000	82,003
DISH DBS Corp., 6.75%, 6/1/21	95,000	96,996
DISH DBS Corp., 5.00%, 3/15/23	135,000	117,956
DISH DBS Corp., 5.875%, 11/15/24	100,000	83,250
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(2)	200,000	193,500
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	97,438

		Shares/ Principal Amount	Value
Gray Television, Inc., 5.875%, 7/15/26(2)		$75,000	$73,875
Lamar Media Corp., 5.00%, 5/1/23		100,000	101,250
Lamar Media Corp., 5.375%, 1/15/24		140,000	143,850
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)		125,000	128,045
Myriad International Holdings BV, 6.00%, 7/18/20		153,000	157,822
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)		105,000	101,850
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)		90,000	87,390
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)		70,000	70,263
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)		60,000	60,975
TEGNA, Inc., 5.50%, 9/15/24(2)		100,000	98,855
Time Warner Cable LLC, 5.50%, 9/1/41		80,000	75,169
Univision Communications, Inc., 5.125%, 2/15/25(2)		100,000	91,375
Videotron Ltd., 5.00%, 7/15/22		75,000	77,396
Warner Media LLC, 2.95%, 7/15/26		240,000	222,017
Warner Media LLC, 3.80%, 2/15/27		180,000	176,248
Warner Media LLC, 5.35%, 12/15/43		19,000	19,133
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,835
			5,090,538
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$80,000	65,400
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)		70,000	73,266
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	112,037
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	155,200
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		80,000	79,100
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	144,189
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)		250,000	230,313
Freeport-McMoRan, Inc., 3.55%, 3/1/22		100,000	97,000
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	160,200
Nexa Resources SA, 5.375%, 5/4/27		230,000	228,551
Novelis Corp., 5.875%, 9/30/26(2)		125,000	121,094
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	101,625
Teck Resources Ltd., 6.25%, 7/15/41		40,000	41,800
Vedanta Resources plc, 6.125%, 8/9/24(2)		217,000	197,937
			1,807,712
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		24,000	24,045
Multi-Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	74,273
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		60,000	57,600
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	90,593
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	101,168
Calpine Corp., 5.375%, 1/15/23		120,000	117,000
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	132,500
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$255,000	261,272
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	94,928

		Shares/ Principal Amount	Value
Dominion Energy, Inc., 2.75%, 9/15/22		$140,000	$136,186
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	72,377
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	345,035
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	123,329
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	59,182
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,441
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	78,424
Florida Power & Light Co., 3.95%, 3/1/48		90,000	90,683
Georgia Power Co., 4.30%, 3/15/42		60,000	56,128
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)		102,000	114,229
Listrindo Capital BV, 4.95%, 9/14/26		102,000	96,645
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	208,817
NiSource, Inc., 5.65%, 2/1/45		110,000	122,138
Pampa Energia SA, 7.50%, 1/24/27		204,000	182,070
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		204,000	209,221
Potomac Electric Power Co., 3.60%, 3/15/24		19,000	19,377
Progress Energy, Inc., 3.15%, 4/1/22		110,000	109,454
Sempra Energy, 2.875%, 10/1/22		110,000	106,819
Sempra Energy, 3.25%, 6/15/27		140,000	129,589
Sempra Energy, 4.00%, 2/1/48		70,000	60,833
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	44,736
Southern Power Co., 5.15%, 9/15/41		60,000	59,259
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	55,191
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	229,130
			3,657,627
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		$1,000	885
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	192,208
			193,093
Oil, Gas and Consumable Fuels — 1.2%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		85,000	59,101
Antero Resources Corp., 5.125%, 12/1/22		160,000	160,400
Antero Resources Corp., 5.00%, 3/1/25		70,000	67,900
Apache Corp., 4.75%, 4/15/43		100,000	89,983
BP Capital Markets America, Inc., 4.50%, 10/1/20		24,000	24,689
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	18,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	69,650
Chesapeake Energy Corp., 8.00%, 1/15/25		95,000	95,969
Cimarex Energy Co., 4.375%, 6/1/24		220,000	223,305
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	248,748
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	154,250
CNX Resources Corp., 5.875%, 4/15/22		170,000	169,575
Concho Resources, Inc., 4.375%, 1/15/25		210,000	211,955
Denbury Resources, Inc., 9.00%, 5/15/21(2)		40,000	39,800
Denbury Resources, Inc., 4.625%, 7/15/23		75,000	50,438

	Shares/ Principal Amount	Value
Diamondback Energy, Inc., 4.75%, 11/1/24	$100,000	$100,250
Ecopetrol SA, 5.875%, 5/28/45	395,000	390,951
Encana Corp., 6.50%, 2/1/38	130,000	143,502
Energy Transfer LP, 4.25%, 3/15/23	140,000	141,400
EOG Resources, Inc., 5.625%, 6/1/19	60,000	60,486
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	45,000	24,188
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	80,000	64,400
Equinor ASA, 2.45%, 1/17/23	230,000	227,222
Exxon Mobil Corp., 3.04%, 3/1/26	120,000	119,316
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	40,000	35,225
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	714,000	722,760
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	140,000	147,883
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	140,000	161,242
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	200,000	189,250
Gulfport Energy Corp., 6.00%, 10/15/24	40,000	37,800
Gulfport Energy Corp., 6.375%, 5/15/25	140,000	133,175
Halcon Resources Corp., 6.75%, 2/15/25	145,000	110,925
Hess Corp., 6.00%, 1/15/40	130,000	127,971
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	20,000	19,550
Laredo Petroleum, Inc., 6.25%, 3/15/23	50,000	47,938
Marathon Oil Corp., 3.85%, 6/1/25	120,000	118,072
MEG Energy Corp., 7.00%, 3/31/24(2)	50,000	44,375
MEG Energy Corp., 6.50%, 1/15/25(2)	70,000	69,037
MPLX LP, 4.875%, 6/1/25	220,000	229,358
MPLX LP, 4.50%, 4/15/38	60,000	55,978
MPLX LP, 5.20%, 3/1/47	40,000	39,335
Murphy Oil Corp., 4.45%, 12/1/22	80,000	78,830
Newfield Exploration Co., 5.75%, 1/30/22	230,000	239,775
Newfield Exploration Co., 5.375%, 1/1/26	60,000	61,800
Noble Energy, Inc., 4.15%, 12/15/21	175,000	177,116
Oasis Petroleum, Inc., 6.875%, 3/15/22	120,000	120,000
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	120,000	119,700
Petrobras Global Finance BV, 5.75%, 2/1/29	380,000	372,704
Petrobras Global Finance BV, 7.25%, 3/17/44	180,000	190,080
Petroleos Mexicanos, 6.00%, 3/5/20	122,000	124,440
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	39,120
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	64,312
Petroleos Mexicanos, 6.50%, 3/13/27	140,000	134,596
Petroleos Mexicanos, 6.625%, 6/15/35	70,000	63,613
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	182,275
Phillips 66, 4.30%, 4/1/22	260,000	269,654
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	204,000	203,170
QEP Resources, Inc., 5.375%, 10/1/22	110,000	108,603
Range Resources Corp., 5.00%, 8/15/22	100,000	97,500

		Shares/ Principal Amount	Value
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		$45,002	$45,743
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)		459,000	467,930
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	330,976
Sanchez Energy Corp., 6.125%, 1/15/23		70,000	12,600
Shell International Finance BV, 2.375%, 8/21/22		180,000	177,708
Shell International Finance BV, 3.625%, 8/21/42		165,000	157,132
SM Energy Co., 5.00%, 1/15/24		80,000	75,999
Southwestern Energy Co., 6.20%, 1/23/25		100,000	97,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	69,125
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	96,500
Total Capital Canada Ltd., 2.75%, 7/15/23		17,000	16,876
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	175,178
Tullow Oil plc, 7.00%, 3/1/25(2)		$250,000	244,754
Whiting Petroleum Corp., 5.75%, 3/15/21		100,000	100,500
Williams Cos., Inc. (The), 4.55%, 6/24/24		270,000	279,530
Williams Cos., Inc. (The), 5.10%, 9/15/45		150,000	151,413
WPX Energy, Inc., 6.00%, 1/15/22		70,000	71,400
WPX Energy, Inc., 8.25%, 8/1/23		50,000	55,875
YPF SA, 8.50%, 7/28/25		204,000	200,481
YPF SA, 6.95%, 7/21/27		204,000	183,437
			10,904,347
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	40,725
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	267,391
Allergan Funding SCS, 3.85%, 6/15/24		230,000	230,987
Allergan Funding SCS, 4.55%, 3/15/35		110,000	106,043
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		60,000	63,113
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		195,000	184,762
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)		130,000	106,763
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	535,624
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		110,000	91,499
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		250,000	260,293
			1,846,475
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		40,000	32,626
Real Estate Management and Development†
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	96,974	149,156
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	267,209
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	20,116
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	169,788
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	70,530

	Shares/ Principal Amount	Value
CSX Corp., 3.40%, 8/1/24	$200,000	$200,337
CSX Corp., 3.25%, 6/1/27	100,000	96,604
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	80,000	81,524
Rumo Luxembourg Sarl, 7.375%, 2/9/24	180,000	191,250
Union Pacific Corp., 4.75%, 9/15/41	220,000	226,866
		1,324,224
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,183
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	70,000	69,919
Sensata Technologies BV, 5.00%, 10/1/25(2)	20,000	20,200
		137,302
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	198,000	202,208
Microsoft Corp., 2.70%, 2/12/25	340,000	337,120
Microsoft Corp., 4.25%, 2/6/47	340,000	366,425
Oracle Corp., 3.625%, 7/15/23	280,000	288,392
Oracle Corp., 2.65%, 7/15/26	280,000	267,039
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	130,000	109,200
		1,570,384
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,665
Hertz Corp. (The), 7.375%, 1/15/21	40,000	39,750
Hertz Corp. (The), 6.25%, 10/15/22	75,000	68,250
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	239,602
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	323,539
L Brands, Inc., 5.625%, 2/15/22	105,000	107,231
Party City Holdings, Inc., 6.125%, 8/15/23(2)	50,000	50,750
PetSmart, Inc., 7.125%, 3/15/23(2)	180,000	113,850
PetSmart, Inc., 5.875%, 6/1/25(2)	50,000	39,515
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	55,000
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	47,875
United Rentals North America, Inc., 4.625%, 7/15/23	260,000	263,978
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	71,050
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	83,963
		1,559,018
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	380,000	368,575
Apple, Inc., 2.45%, 8/4/26	140,000	133,048
Apple, Inc., 3.20%, 5/11/27	190,000	188,955
Apple, Inc., 2.90%, 9/12/27	90,000	87,278
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	160,000	168,862
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	520,000	544,221
EMC Corp., 2.65%, 6/1/20	25,000	24,614
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	271,784
NCR Corp., 5.00%, 7/15/22	90,000	89,206
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	148,642

	Shares/ Principal Amount	Value
Western Digital Corp., 4.75%, 2/15/26	$60,000	$55,950
		2,081,135
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	113,419
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	70,000	65,450
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	228,000	218,438
GTH Finance BV, 7.25%, 4/26/23(2)	217,000	228,747
Millicom International Cellular SA, 5.125%, 1/15/28(2)	255,000	241,613
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	211,000	200,123
Sprint Communications, Inc., 6.00%, 11/15/22	85,000	86,291
Sprint Corp., 7.25%, 9/15/21	120,000	126,313
Sprint Corp., 7.875%, 9/15/23	75,000	79,875
Sprint Corp., 7.125%, 6/15/24	205,000	211,150
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	104,000
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	84,800
VEON Holdings BV, 5.20%, 2/13/19(2)	306,000	306,765
		1,888,115
TOTAL CORPORATE BONDS (Cost $107,127,878)		105,830,058
U.S. TREASURY SECURITIES — 4.8%
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	390,000	399,643
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	300,668
U.S. Treasury Bonds, 2.50%, 2/15/45	3,560,000	3,239,044
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	561,334
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	100,199
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	312,448	351,396
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,332,388	1,549,222
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	141,993	187,043
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	699,654	845,374
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	943,746	1,145,964
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,063,353	962,771
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,865,790	3,054,174
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,328,664	3,079,664
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	574,255	545,767
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,808,384	1,779,128
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,400,900	5,390,112
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,256,440	4,147,349
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	1,002,818	1,100,926
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,712,520	3,685,643
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,045,953	5,796,596
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	357,623	348,976
U.S. Treasury Notes, 1.75%, 9/30/19(4)	1,100,000	1,094,393
U.S. Treasury Notes, 1.375%, 1/15/20(4)	850,000	840,570
U.S. Treasury Notes, 1.375%, 2/29/20	1,000,000	987,539
U.S. Treasury Notes, 1.875%, 12/15/20	800,000	791,531

		Shares/ Principal Amount	Value
U.S. Treasury Notes, 2.25%, 4/30/21		$1,000,000	$995,469
U.S. Treasury Notes, 2.00%, 12/31/21		2,000,000	1,976,484
U.S. Treasury Notes, 2.25%, 8/15/27(4)		400,000	389,445
U.S. Treasury Notes, 2.75%, 2/15/28		300,000	303,234
TOTAL U.S. TREASURY SECURITIES (Cost $46,057,554)			45,949,658
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$217,000	184,371
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	924,906
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	295,525
			1,220,431
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	172,000	225,098
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	185,000	220,892
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	121,000	213,449
			659,439
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	74,000	130,582
Canada — 0.2%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	467,447
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	632,842
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	365,319
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	467,000
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	30,134
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	91,428
			2,054,170
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	231,371
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	297,322
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	127,226
			424,548
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	121,734
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	95,410
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	92,276
			187,686
Dominican Republic — 0.1%
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	433,000
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	219,000	315,640
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,128,760

		Shares/ Principal Amount	Value
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	$266,539
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	857,553
			2,252,852
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	213,161
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	775,000	894,541
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,470,873
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	161,787
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	234,817
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	358,000	583,732
			3,558,911
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	379,328
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	200,674
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,530,349
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	623,000	871,285
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	405,000	464,558
			3,066,866
Japan — 1.1%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	251,257
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,822,079
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	188,450,000	2,278,865
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	314,290
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,352,337
			10,018,828
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	241,534
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	456,865
Mexican Bonos, 8.00%, 12/7/23	MXN	84,690,000	4,393,796
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	689,675
			5,540,336
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(5)	EUR	152,000	176,516
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	506,000	600,251
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	82,000	139,729
			916,496
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	405,000	49,370
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	1,880,000	225,027
			274,397
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	130,750
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	195,600
			326,350

		Shares/ Principal Amount	Value
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	$304,315
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	129,159
			433,474
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	226,729
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	262,059
			488,788
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	79,193
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	321,903
			401,096
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	291,317
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	11,100,000	837,285
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	8,700,000	607,257
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	188,532
			1,633,074
Spain†
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	100,000	136,750
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	132,000	160,736
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	47,000	73,289
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	9,000	16,154
			386,929
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	465,247
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	100,124
			565,371
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	141,729
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	407,190
			548,919
United Kingdom — 0.4%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	633,041
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	1,032,741
United Kingdom Gilt, 4.50%, 12/7/42	GBP	636,000	1,294,409
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	400,921
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	238,596
			3,599,708
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,019,365)			40,962,946

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 4.41%, (1-year H15T1Y plus 2.25%), 9/1/35	$243,162	$256,481
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.87%), 7/1/36	45,194	47,465
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	145,319	153,002
FHLMC, VRN, 4.30%, (1-year H15T1Y plus 2.25%), 4/1/37	130,922	138,104
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	77,897	79,226
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	24,695	25,739
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	101,139	103,255
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	104,125	105,949
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	309,981	307,320
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.64%), 2/1/43	65,528	67,585
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	12,415	12,817
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	31,369	32,362
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	412,300	410,809
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	418,179	421,277
FNMA, VRN, 4.23%, (6-month LIBOR plus 1.57%), 6/1/35	194,963	201,776
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	140,782	145,741
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	181,551	187,908
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	79,081	81,626
FNMA, VRN, 4.08%, (6-month LIBOR plus 1.54%), 9/1/35	26,688	27,604
FNMA, VRN, 4.40%, (1-year H15T1Y plus 2.16%), 3/1/38	124,474	131,031
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	24,861	25,874
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	47,027	49,244
FNMA, VRN, 3.60%, (12-month LIBOR plus 1.79%), 8/1/40	112,897	114,654
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	98,644	100,036
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	113,887	115,517
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42	24,276	24,346
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	234,056	233,615
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	445,994	447,857
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	298,872	300,247
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	286,896	288,397
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	432,117	438,046
		5,074,910
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, 5.00%, 10/1/19	541	543
FHLMC, 5.00%, 11/1/19	2,334	2,346
FHLMC, 5.50%, 11/1/19	58	58
FHLMC, 5.50%, 11/1/19	284	285
FHLMC, 5.50%, 11/1/19	39	39
FHLMC, 5.50%, 12/1/19	359	360
FHLMC, 5.00%, 2/1/20	189	190
FHLMC, 5.00%, 2/1/20	98	98
FHLMC, 5.50%, 3/1/20	295	296
FHLMC, 5.50%, 3/1/20	363	364
FHLMC, 5.50%, 3/1/20	543	545
FHLMC, 5.00%, 5/1/20	281	282

	Shares/ Principal Amount	Value
FHLMC, 5.00%, 5/1/20	$677	$680
FHLMC, 5.00%, 5/1/20	833	837
FHLMC, 4.50%, 7/1/20	3,206	3,264
FHLMC, 4.00%, 10/1/20	1,596	1,644
FHLMC, 8.00%, 6/1/26	3,618	3,688
FHLMC, 8.00%, 6/1/26	238	259
FHLMC, 7.00%, 8/1/29	931	998
FHLMC, 8.00%, 7/1/30	6,785	7,946
FHLMC, 5.50%, 12/1/33	130,676	141,843
FHLMC, 6.50%, 5/1/34	6,032	6,835
FHLMC, 5.50%, 6/1/35	3,244	3,439
FHLMC, 5.00%, 9/1/35	2,421	2,572
FHLMC, 5.00%, 9/1/35	2,377	2,539
FHLMC, 5.50%, 10/1/35	18,580	19,852
FHLMC, 5.50%, 10/1/35	12,972	13,862
FHLMC, 5.00%, 11/1/35	46,431	49,623
FHLMC, 5.00%, 11/1/35	73,392	78,930
FHLMC, 6.50%, 3/1/36	461	503
FHLMC, 6.50%, 3/1/36	1,386	1,512
FHLMC, 5.50%, 1/1/38	81,104	88,117
FHLMC, 6.00%, 2/1/38	48,778	53,496
FHLMC, 6.00%, 11/1/38	199,703	218,777
FNMA, 4.00%, 6/1/19	81	84
FNMA, 4.50%, 6/1/19	1,924	1,956
FNMA, 4.50%, 12/1/19	472	479
FNMA, 5.00%, 3/1/20	1,463	1,487
FNMA, 5.00%, 3/1/20	962	978
FNMA, 5.00%, 4/1/20	1,053	1,071
FNMA, 5.00%, 5/1/20	240	244
FNMA, 5.00%, 5/1/20	853	868
FNMA, 5.00%, 7/1/20	1,421	1,445
FNMA, 7.00%, 5/1/26	1,867	1,939
FNMA, 7.00%, 6/1/26	993	1,080
FNMA, 6.50%, 4/1/29	7,955	8,627
FNMA, 6.50%, 6/1/29	6,252	6,780
FNMA, 6.50%, 6/1/29	9,374	10,162
FNMA, 7.00%, 7/1/29	1,192	1,199
FNMA, 6.50%, 8/1/29	8,837	9,844
FNMA, 7.00%, 3/1/30	5,616	6,032
FNMA, 7.50%, 9/1/30	4,060	4,732
FNMA, 6.50%, 9/1/31	28,670	31,093
FNMA, 7.00%, 9/1/31	17,031	18,341
FNMA, 6.50%, 1/1/32	5,976	6,483
FNMA, 5.50%, 6/1/33	41,815	45,327
FNMA, 5.50%, 8/1/33	299,404	326,190
FNMA, 5.00%, 11/1/33	256,378	275,495
FNMA, 5.50%, 1/1/34	268,398	292,481

	Shares/ Principal Amount	Value
FNMA, 5.50%, 9/1/34	$13,215	$14,360
FNMA, 5.50%, 10/1/34	12,171	13,230
FNMA, 6.00%, 10/1/34	20,040	21,620
FNMA, 5.00%, 11/1/34	61,407	64,627
FNMA, 5.50%, 3/1/35	670	712
FNMA, 5.50%, 3/1/35	4,585	4,870
FNMA, 5.50%, 3/1/35	5,791	6,167
FNMA, 5.50%, 3/1/35	12,492	13,602
FNMA, 5.50%, 3/1/35	9,093	9,807
FNMA, 5.00%, 4/1/35	11,961	12,845
FNMA, 6.00%, 5/1/35	4,286	4,659
FNMA, 6.00%, 5/1/35	415	447
FNMA, 6.00%, 6/1/35	1,676	1,809
FNMA, 6.00%, 6/1/35	366	395
FNMA, 6.00%, 6/1/35	6,815	7,352
FNMA, 5.00%, 7/1/35	65,342	70,398
FNMA, 5.50%, 7/1/35	6,886	7,388
FNMA, 6.00%, 7/1/35	27,884	30,565
FNMA, 6.00%, 7/1/35	3,006	3,243
FNMA, 6.00%, 7/1/35	8,839	9,536
FNMA, 5.50%, 8/1/35	5,347	5,805
FNMA, 4.50%, 9/1/35	261,939	273,603
FNMA, 5.50%, 9/1/35	12,619	13,472
FNMA, 5.50%, 9/1/35	611	666
FNMA, 5.50%, 9/1/35	356	388
FNMA, 5.50%, 9/1/35	8,405	9,160
FNMA, 5.50%, 9/1/35	46,666	50,858
FNMA, 5.00%, 10/1/35	8,989	9,670
FNMA, 5.50%, 10/1/35	104,241	113,599
FNMA, 6.00%, 10/1/35	17,460	18,911
FNMA, 5.50%, 11/1/35	63,558	69,255
FNMA, 6.00%, 11/1/35	5,390	5,815
FNMA, 6.50%, 11/1/35	2,725	2,971
FNMA, 6.50%, 12/1/35	6,815	7,403
FNMA, 6.50%, 4/1/36	9,159	10,063
FNMA, 6.00%, 8/1/36	7,969	8,722
FNMA, 5.00%, 10/1/36	92,938	97,924
FNMA, 5.00%, 11/1/36	101,792	107,881
FNMA, 5.50%, 1/1/37	337,670	368,156
FNMA, 6.00%, 5/1/37	6,554	7,179
FNMA, 6.00%, 7/1/37	1,708	1,868
FNMA, 6.50%, 8/1/37	5,206	5,638
FNMA, 6.50%, 8/1/37	152,297	155,834
FNMA, 6.50%, 8/1/37	403,392	418,915
FNMA, 5.00%, 4/1/40	854,231	910,630
FNMA, 4.00%, 1/1/41	3,303,831	3,422,766
FNMA, 5.00%, 6/1/41	683,677	728,306

	Shares/ Principal Amount	Value
FNMA, 4.50%, 7/1/41	$681,134	$716,016
FNMA, 4.50%, 9/1/41	18,121	19,016
FNMA, 4.50%, 9/1/41	1,619,280	1,702,272
FNMA, 4.00%, 12/1/41	1,423,995	1,474,210
FNMA, 4.00%, 1/1/42	27,785	28,695
FNMA, 3.50%, 5/1/42	1,233,855	1,248,558
FNMA, 3.50%, 6/1/42	619,844	627,197
FNMA, 3.00%, 11/1/42	949,695	938,421
FNMA, 3.50%, 5/1/45	1,166,520	1,179,338
FNMA, 4.00%, 4/1/46	1,299,192	1,334,948
FNMA, 6.50%, 8/1/47	27,638	29,027
FNMA, 6.50%, 9/1/47	35,151	36,746
FNMA, 6.50%, 9/1/47	1,689	1,769
FNMA, 6.50%, 9/1/47	18,479	19,315
FNMA, 4.00%, TBA	750,000	767,739
FNMA, 4.50%, TBA	2,621,000	2,723,639
GNMA, 9.00%, 4/20/25	549	598
GNMA, 7.50%, 10/15/25	1,939	1,963
GNMA, 6.00%, 4/15/26	524	563
GNMA, 7.50%, 6/15/26	1,856	1,897
GNMA, 7.00%, 12/15/27	9,141	9,182
GNMA, 7.50%, 12/15/27	5,490	5,919
GNMA, 6.00%, 5/15/28	5,691	6,118
GNMA, 6.50%, 5/15/28	5,073	5,514
GNMA, 7.00%, 5/15/31	18,314	20,781
GNMA, 5.50%, 11/15/32	57,705	63,318
GNMA, 6.50%, 10/15/38	761,184	854,905
GNMA, 4.50%, 5/20/41	931,612	980,832
GNMA, 4.50%, 6/15/41	374,204	395,490
GNMA, 4.00%, 12/15/41	461,926	478,413
GNMA, 3.50%, 7/20/42	392,710	399,805
GNMA, 3.50%, 4/20/45	196,901	199,726
GNMA, 2.50%, 7/20/46	300,242	290,309
GNMA, 2.50%, 8/20/46	869,081	840,322
GNMA, 2.50%, 2/20/47	100,000	96,690
GNMA, 3.00%, TBA	2,100,000	2,084,250
		28,467,630
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $33,450,052)		33,542,540
MUNICIPAL SECURITIES — 2.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	175,059
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.55%, 2/7/19 (LOC: Bank of America N.A.)	1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 1.42%, 2/7/19 (LOC: Bank of Montreal)	1,800,000	1,800,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.50%, 2/7/19 (LOC: HSBC Bank USA N.A.)	1,225,000	1,225,000

	Shares/ Principal Amount	Value
Illinois Housing Development Authority Rev., VRDN, 2.40%, 2/6/19 (LIQ FAC: FHLB)	$3,850,000	$3,850,000
Kansas City Rev., VRDN, 2.44%, 2/7/19 (LOC: JPMorgan Chase Bank N.A.)	1,870,000	1,870,000
Kansas City Rev., VRDN, 2.50%, 2/7/19 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	160,548
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	38,802
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,606
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	260,906
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	196,750
New York City GO, 6.27%, 12/1/37	40,000	50,423
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	220,666
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.50%, 2/7/19 (LOC: FNMA)	395,000	395,000
Pasadena Public Financing Authority Rev., VRDN, 2.56%, 2/7/19 (SBBPA: Bank of the West)	4,305,000	4,305,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	351,615
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	332,027
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	212,320
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	165,000	191,870
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	165,752
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,158
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	230,597
State of California GO, 4.60%, 4/1/38	100,000	103,188
State of California GO, 7.55%, 4/1/39	60,000	88,268
State of California GO, 7.30%, 10/1/39	90,000	126,200
State of California GO, 7.60%, 11/1/40	145,000	217,293
State of Illinois GO, 5.10%, 6/1/33	170,000	162,916
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	161,750
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.47%, 2/7/19 (LOC: Bank of America N.A.)	1,971,000	1,971,000
Tennis for Charity, Inc. Rev., VRDN, 2.50%, 2/7/19 (LOC: JPMorgan Chase Bank N.A.)	2,545,000	2,545,000
TOTAL MUNICIPAL SECURITIES (Cost $22,699,900)		23,258,714
ASSET-BACKED SECURITIES — 2.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	250,000	249,632
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	318,840	314,633
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(2)	719,185	719,725

	Shares/ Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	$44,645	$44,429
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	253,450	249,774
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	297,883	293,946
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 3/17/37(2)	1,088,280	1,070,366
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.46%, (1-month LIBOR plus 0.95%), 3/17/37(2)	2,725,000	2,702,380
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.79%, (1-month LIBOR plus 1.28%), 6/17/37(2)	975,000	966,776
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(2)	1,450,000	1,441,744
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.76%, (1-month LIBOR plus 1.25%), 1/17/38(2)	2,250,000	2,254,577
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	429,956	430,966
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	171,927	169,461
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	164,330	162,103
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	178,930	174,881
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	68,983	67,187
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	1,080,161	1,080,685
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(2)	474,532	474,897
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	74,760	72,806
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	500,000	493,534
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	150,000	148,128
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	1,725,000	1,740,996
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	185,044	182,923
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	157,079	156,234
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	61,487	59,860
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	947,845	950,680
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(2)	569,890	559,226
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	532,819	518,771
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	424,544	418,244
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	955,915	936,370
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	59,587	61,675

	Shares/ Principal Amount	Value
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	$107,752	$107,584
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	548,802	540,601
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	872,866	879,208
TOTAL ASSET-BACKED SECURITIES (Cost $20,771,144)		20,695,002
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	25,279	25,377
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.31%, 3/25/35	61,587	62,167
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(2)	82,326	82,568
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	154,637	154,267
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.18%, 11/25/34	34,288	33,427
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.22%, 8/25/34	70,662	68,815
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34	124,020	123,175
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.46%, 8/25/35	85,810	86,798
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.35%, 7/25/35	146,116	150,539
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	215,824	215,242
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	123,841	122,792
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	55,711	55,971
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(2)	199,718	200,329
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	56,350	55,673
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.96%, 5/25/34	108,022	110,414
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.06%, 1/25/35	156,151	154,396
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	234,835	239,656
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	49,064	49,647
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.34%, 7/25/35	84,556	85,035
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	60,151	59,965
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.23%, 4/25/35	131,180	133,100
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	11,821	11,543
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	513,013	506,973

	Shares/ Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	$418,479	$430,791
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.32%, 11/25/35	105,977	105,149
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.29%, 2/25/35	106,287	107,730
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.29%, 2/25/35	33,215	34,408
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	593,996	600,840
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(2)	398,875	407,374
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	19,790	19,890
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(2)	558,793	554,842
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/25/47(2)	166,032	165,693
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	657,549	656,928
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	792,692	799,107
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	457,928	457,456
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	669,757	677,190
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	191,044	179,102
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.48%, 7/25/34	86,993	87,380
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	322,292	317,448
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	77,418	77,630
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.71%, 3/25/35	310,182	305,391
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	147,301	148,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	11,365	11,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	113,399	115,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	75,241	73,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	178,094	181,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.64%, 6/25/35	306,946	324,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.70%, 6/25/35	35,902	36,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.45%, 3/25/35	148,783	151,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.42%, 4/25/35	68,257	69,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	123,794	125,361

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	$100,895	$100,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	342,638	336,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.48%, 7/25/36	118,672	116,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	93,187	93,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	50,464	50,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	22,323	22,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	63,112	62,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	27,150	26,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	64,415	61,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.77%, 12/28/37	69,768	68,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	75,256	78,771
		11,028,766
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	100,000	100,904
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	2,363,689	2,379,640
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.31%, (1-month LIBOR plus 0.80%), 12/25/29	86,935	86,926
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.96%, (1-month LIBOR plus 0.45%), 7/25/30	138,426	137,932
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	225,000	235,229
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	489,001	508,814
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	48,701	48,757
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	240,066	241,000
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	130,000	137,634
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	2,500,000	2,551,010
		6,427,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,477,286)		17,456,612
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(2)	1,150,000	1,131,794
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(2)	375,000	368,243
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.21%, (3-month LIBOR plus 1.45%), 4/20/31(2)	225,000	220,490

	Shares/ Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(2)	$2,000,000	$1,958,994
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(2)	500,000	491,456
CBAM Ltd., Series 2018-5A, Class B1, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/17/31(2)	900,000	881,978
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(2)	750,000	740,622
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 4.18%, (3-month LIBOR plus 1.40%), 4/24/31(2)	250,000	244,143
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(2)	600,000	592,883
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.75%, (3-month LIBOR plus 0.97%), 4/18/31(2)	1,000,000	984,643
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.55%), 4/20/30(2)	600,000	588,830
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(2)	300,000	297,151
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.85%, (3-month LIBOR plus 1.07%), 1/18/31(2)	275,000	273,182
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(2)	450,000	446,111
KKR CLO Ltd., Series 22A, Class B, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/20/31(2)	900,000	884,858
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(2)	899,000	897,484
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(2)	450,000	446,237
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.26%, (3-month LIBOR plus 1.50%), 4/19/30(2)	200,000	197,543
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(2)	650,000	644,695
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.29%, (3-month LIBOR plus 1.50%), 4/15/31(2)	600,000	591,234
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(2)	125,000	124,586
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.74%, (3-month LIBOR plus 0.96%), 4/16/31(2)	750,000	735,491
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.74%, (3-month LIBOR plus 0.97%), 4/25/31(2)	250,000	246,747
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.48%, (3-month LIBOR plus 1.70%), 10/18/31(2)	900,000	894,409
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,050,866)		14,883,804
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	627,362
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	849,287
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,736,156
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	700,000	733,499

	Shares/ Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	$700,000	$724,966
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	750,000	775,789
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	775,000	771,508
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	150,000	156,816
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	700,000	706,599
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	50,000	50,575
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	956,890	958,530
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	49,866
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 6/15/34(2)	1,050,000	1,037,632
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	700,000	698,207
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(2)	900,000	903,112
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	400,000	385,834
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	194,169
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	98,503
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2)	700,000	696,655
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	705,000	690,934
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,911,880)		12,845,999
AFFILIATED FUNDS(6) — 0.8%
American Century Diversified Corporate Bond ETF (Cost $7,297,657)	149,957	7,360,639
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	1,385	197,376
iShares Russell 1000 Value ETF	20,160	2,409,725
iShares Russell Mid-Cap Value ETF	17,735	1,492,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,081,895)		4,099,501
COMMERCIAL PAPER(7) — 0.4%
LMA-Americas LLC, 2.79%, 2/15/19	$1,000,000	998,969
Old Line Funding LLC, 2.73%, 7/18/19(2)	3,000,000	3,000,000
TOTAL COMMERCIAL PAPER (Cost $3,998,942)		3,998,969

	Shares/ Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,946,445)	17,946,445	$17,946,445
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $841,035,123)		952,250,890
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,104,347)
TOTAL NET ASSETS — 100.0%		$949,146,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,921,726	USD	1,375,475	Bank of America N.A.	3/20/19	$22,321
USD	662,560	AUD	916,404	Bank of America N.A.	3/20/19	(4,000)
BRL	6,277,916	USD	1,625,098	Goldman Sachs & Co.	3/20/19	91,322
USD	132,144	BRL	521,663	Goldman Sachs & Co.	3/20/19	(10,482)
CAD	2,572,879	USD	1,934,437	Morgan Stanley	3/20/19	25,874
CAD	416,328	USD	312,830	Morgan Stanley	3/20/19	4,376
CAD	49,796	USD	37,112	Morgan Stanley	3/29/19	838
CAD	13,054	USD	9,680	Morgan Stanley	3/29/19	268
CAD	3,431	USD	2,529	Morgan Stanley	3/29/19	86
CAD	8,442	USD	6,223	Morgan Stanley	3/29/19	211
CAD	8,148	USD	6,001	Morgan Stanley	3/29/19	208
CAD	12,677	USD	9,337	Morgan Stanley	3/29/19	324
CAD	9,540	USD	7,113	Morgan Stanley	3/29/19	158
CAD	8,148	USD	6,150	Morgan Stanley	3/29/19	60
CAD	3,431	USD	2,588	Morgan Stanley	3/29/19	26
CAD	10,721	USD	8,037	Morgan Stanley	3/29/19	133
CAD	4,288	USD	3,239	Morgan Stanley	3/29/19	29
CAD	5,575	USD	4,205	Morgan Stanley	3/29/19	43
CAD	3,002	USD	2,284	Morgan Stanley	3/29/19	3
USD	177,836	CAD	238,421	Morgan Stanley	3/20/19	(3,821)
USD	118,785	CAD	161,080	Morgan Stanley	3/20/19	(3,944)
USD	1,605,423	CAD	2,139,547	Morgan Stanley	3/20/19	(24,727)
USD	204,317	CAD	273,728	Morgan Stanley	3/29/19	(4,287)
USD	94,747	CAD	126,934	Morgan Stanley	3/29/19	(1,988)
USD	212,897	CAD	285,223	Morgan Stanley	3/29/19	(4,467)
USD	7,166	CAD	9,751	Morgan Stanley	3/29/19	(266)
USD	3,781	CAD	5,146	Morgan Stanley	3/29/19	(140)
USD	4,710	CAD	6,393	Morgan Stanley	3/29/19	(162)
USD	2,543	CAD	3,431	Morgan Stanley	3/29/19	(72)
USD	2,897	CAD	3,859	Morgan Stanley	3/29/19	(44)
USD	6,395	CAD	8,519	Morgan Stanley	3/29/19	(98)
USD	4,169	CAD	5,536	Morgan Stanley	3/29/19	(50)
USD	3,230	CAD	4,288	Morgan Stanley	3/29/19	(39)
USD	6,621	CAD	8,776	Morgan Stanley	3/29/19	(67)
USD	2,591	CAD	3,431	Morgan Stanley	3/29/19	(24)
USD	4,825	CAD	6,384	Morgan Stanley	3/29/19	(40)
USD	6,940	CAD	9,182	Morgan Stanley	3/29/19	(58)
USD	5,795	CAD	7,719	Morgan Stanley	3/29/19	(88)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,864	CAD	7,764	Morgan Stanley	3/29/19	$(53)
USD	7,512	CAD	9,863	Morgan Stanley	3/29/19	(5)
CHF	124,485	USD	126,884	UBS AG	3/20/19	(1,170)
CHF	1,464,035	USD	1,500,374	UBS AG	3/20/19	(21,887)
CHF	20,422	USD	20,880	UBS AG	3/29/19	(237)
CHF	15,839	USD	16,215	UBS AG	3/29/19	(206)
CHF	41,378	USD	42,155	UBS AG	3/29/19	(331)
CHF	20,740	USD	21,189	UBS AG	3/29/19	(225)
CHF	52,947	USD	54,345	UBS AG	3/29/19	(827)
CHF	28,061	USD	28,738	UBS AG	3/29/19	(374)
CHF	25,503	USD	25,937	UBS AG	3/29/19	(158)
USD	1,992,366	CHF	1,959,253	UBS AG	3/20/19	13,773
USD	529,731	CHF	521,096	UBS AG	3/29/19	3,013
USD	16,228	CHF	15,839	UBS AG	3/29/19	218
CLP	2,462,257	USD	3,630	Goldman Sachs & Co.	3/20/19	125
USD	2,955,170	CNY	19,987,290	Goldman Sachs & Co.	3/20/19	(26,554)
USD	91,457	CZK	2,068,821	UBS AG	3/20/19	(595)
USD	64,136	DKK	417,393	Goldman Sachs & Co.	3/20/19	(117)
EUR	14,827	USD	17,152	Credit Suisse AG	3/29/19	(103)
EUR	26,266	USD	30,116	Credit Suisse AG	3/29/19	86
EUR	67,608	USD	77,654	Credit Suisse AG	3/29/19	87
EUR	16,522	USD	18,977	Credit Suisse AG	3/29/19	21
EUR	20,674	USD	23,731	Credit Suisse AG	3/29/19	41
EUR	63,519	USD	73,768	Credit Suisse AG	3/29/19	(729)
EUR	30,922	USD	35,678	Credit Suisse AG	3/29/19	(122)
USD	8,761,838	EUR	7,665,918	JPMorgan Chase Bank N.A.	2/20/19	(24,367)
USD	1,023,519	EUR	889,580	Credit Suisse AG	3/29/19	618
USD	704,232	EUR	612,075	Credit Suisse AG	3/29/19	425
USD	3,122,261	EUR	2,713,676	Credit Suisse AG	3/29/19	1,884
USD	28,044	EUR	24,317	Credit Suisse AG	3/29/19	82
USD	36,439	EUR	31,597	Credit Suisse AG	3/29/19	107
USD	131,179	EUR	113,645	Credit Suisse AG	3/29/19	501
USD	25,839	EUR	22,453	Credit Suisse AG	3/29/19	22
USD	26,316	EUR	22,867	Credit Suisse AG	3/29/19	22
USD	19,405	EUR	16,776	Credit Suisse AG	3/29/19	115
USD	27,952	EUR	24,226	Credit Suisse AG	3/29/19	96
USD	15,702	EUR	13,742	Credit Suisse AG	3/29/19	(100)
USD	31,332	EUR	27,327	Credit Suisse AG	3/29/19	(91)
USD	24,375	EUR	21,260	Credit Suisse AG	3/29/19	(71)
USD	26,188	EUR	22,795	Credit Suisse AG	3/29/19	(23)
USD	80,652	EUR	70,169	Credit Suisse AG	3/29/19	(34)
GBP	11,127	USD	14,165	JPMorgan Chase Bank N.A.	3/29/19	469
GBP	8,454	USD	10,720	JPMorgan Chase Bank N.A.	3/29/19	400
GBP	4,101	USD	5,227	JPMorgan Chase Bank N.A.	3/29/19	167
GBP	30,121	USD	38,523	JPMorgan Chase Bank N.A.	3/29/19	1,092
GBP	14,941	USD	19,441	JPMorgan Chase Bank N.A.	3/29/19	210
GBP	14,674	USD	19,181	JPMorgan Chase Bank N.A.	3/29/19	119
GBP	17,430	USD	22,784	JPMorgan Chase Bank N.A.	3/29/19	141
GBP	9,518	USD	12,598	JPMorgan Chase Bank N.A.	3/29/19	(80)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,512	USD	8,554	JPMorgan Chase Bank N.A.	3/29/19	$11
USD	3,418,232	GBP	2,688,917	Bank of America N.A.	3/20/19	(116,572)
USD	173,884	GBP	136,671	Bank of America N.A.	3/20/19	(5,781)
USD	191,668	GBP	149,620	Bank of America N.A.	3/20/19	(5,020)
USD	222,834	GBP	175,257	JPMorgan Chase Bank N.A.	3/29/19	(7,665)
USD	485,811	GBP	382,086	JPMorgan Chase Bank N.A.	3/29/19	(16,711)
USD	430,744	GBP	338,776	JPMorgan Chase Bank N.A.	3/29/19	(14,817)
USD	11,850	GBP	9,309	JPMorgan Chase Bank N.A.	3/29/19	(393)
USD	10,552	GBP	8,313	JPMorgan Chase Bank N.A.	3/29/19	(381)
USD	15,243	GBP	11,923	JPMorgan Chase Bank N.A.	3/29/19	(438)
USD	13,815	GBP	10,895	JPMorgan Chase Bank N.A.	3/29/19	(514)
USD	14,373	GBP	11,335	JPMorgan Chase Bank N.A.	3/29/19	(535)
USD	23,288	GBP	18,158	JPMorgan Chase Bank N.A.	3/29/19	(594)
USD	10,046	GBP	7,833	JPMorgan Chase Bank N.A.	3/29/19	(256)
USD	6,553	GBP	5,083	JPMorgan Chase Bank N.A.	3/29/19	(132)
USD	12,725	GBP	9,780	JPMorgan Chase Bank N.A.	3/29/19	(137)
USD	11,199	GBP	8,568	JPMorgan Chase Bank N.A.	3/29/19	(69)
USD	16,774	GBP	12,810	JPMorgan Chase Bank N.A.	3/29/19	(74)
HUF	74,719,450	USD	267,422	UBS AG	3/20/19	4,156
HUF	422,449,808	USD	1,513,154	UBS AG	3/20/19	22,301
USD	3,209,819	HUF	905,554,087	UBS AG	3/20/19	(81,547)
IDR	1,491,339,188	USD	101,300	Goldman Sachs & Co.	3/20/19	5,284
ILS	177,196	USD	47,623	UBS AG	3/20/19	1,258
JPY	3,069,305	USD	27,998	Bank of America N.A.	3/29/19	304
JPY	1,224,851	USD	11,173	Bank of America N.A.	3/29/19	121
JPY	2,000,381	USD	18,228	Bank of America N.A.	3/29/19	217
JPY	2,703,074	USD	25,149	Bank of America N.A.	3/29/19	(224)
JPY	1,923,601	USD	17,884	Bank of America N.A.	3/29/19	(147)
JPY	2,801,333	USD	25,925	Bank of America N.A.	3/29/19	(94)
JPY	1,272,332	USD	11,806	Bank of America N.A.	3/29/19	(74)
JPY	2,228,744	USD	20,601	Bank of America N.A.	3/29/19	(50)
USD	4,338,367	JPY	471,111,917	Bank of America N.A.	2/20/19	7,907
USD	750,516	JPY	83,812,939	Bank of America N.A.	3/29/19	(22,325)
USD	299,504	JPY	33,446,772	Bank of America N.A.	3/29/19	(8,909)
USD	24,075	JPY	2,642,316	Bank of America N.A.	3/29/19	(290)
USD	39,778	JPY	4,280,738	Bank of America N.A.	3/29/19	305
USD	12,905	JPY	1,388,741	Bank of America N.A.	3/29/19	99
USD	14,281	JPY	1,536,875	Bank of America N.A.	3/29/19	110
USD	19,010	JPY	2,070,541	Bank of America N.A.	3/29/19	(82)
KRW	516,501,949	USD	460,607	Goldman Sachs & Co.	3/20/19	4,269
USD	162,397	KRW	181,275,473	Goldman Sachs & Co.	3/20/19	(760)
MXN	2,902,705	USD	142,479	JPMorgan Chase Bank N.A.	3/20/19	8,327
USD	4,596,403	MXN	93,309,282	JPMorgan Chase Bank N.A.	3/20/19	(251,342)
MYR	12,093,529	USD	2,951,801	Goldman Sachs & Co.	3/20/19	11,913
USD	120,308	MYR	503,489	Goldman Sachs & Co.	3/20/19	(3,080)
NOK	10,550,720	USD	1,237,367	Goldman Sachs & Co.	3/20/19	16,145
NOK	12,611,999	USD	1,478,579	Goldman Sachs & Co.	3/20/19	19,830
NOK	246,809	USD	28,414	Goldman Sachs & Co.	3/29/19	920
NOK	142,585	USD	16,714	Goldman Sachs & Co.	3/29/19	233

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	223,638	USD	26,330	Goldman Sachs & Co.	3/29/19	$250
USD	703,111	NOK	6,124,094	Goldman Sachs & Co.	3/29/19	(24,770)
USD	18,217	NOK	154,991	Goldman Sachs & Co.	3/29/19	(204)
USD	17,338	NOK	148,523	Goldman Sachs & Co.	3/29/19	(315)
NZD	68,172	USD	46,756	Bank of America N.A.	3/20/19	409
USD	1,478,478	NZD	2,185,158	Bank of America N.A.	3/20/19	(33,349)
USD	1,470,505	PEN	4,923,397	Goldman Sachs & Co.	3/20/19	(6,970)
PLN	5,553,136	USD	1,470,095	Goldman Sachs & Co.	3/20/19	23,690
USD	141,713	PLN	530,685	Goldman Sachs & Co.	3/20/19	(1,040)
USD	1,497,419	PLN	5,586,947	Goldman Sachs & Co.	3/20/19	(5,460)
USD	1,473,785	PLN	5,539,296	Goldman Sachs & Co.	3/20/19	(16,276)
USD	10,895	RUB	729,959	Goldman Sachs & Co.	3/20/19	(186)
SEK	17,341,455	USD	1,922,923	Goldman Sachs & Co.	3/20/19	380
SEK	89,159	USD	9,921	Goldman Sachs & Co.	3/29/19	(26)
SEK	250,184	USD	27,840	Goldman Sachs & Co.	3/29/19	(72)
SEK	85,238	USD	9,575	Goldman Sachs & Co.	3/29/19	(114)
SEK	335,183	USD	37,652	Goldman Sachs & Co.	3/29/19	(450)
SEK	353,688	USD	40,011	Goldman Sachs & Co.	3/29/19	(755)
SEK	299,458	USD	33,487	Goldman Sachs & Co.	3/29/19	(250)
SEK	350,992	USD	39,101	Goldman Sachs & Co.	3/29/19	(144)
SEK	116,716	USD	12,901	Goldman Sachs & Co.	3/29/19	53
SEK	271,392	USD	29,999	Goldman Sachs & Co.	3/29/19	123
USD	213,210	SEK	1,915,568	Goldman Sachs & Co.	3/20/19	759
USD	378,277	SEK	3,404,079	Goldman Sachs & Co.	3/29/19	457
USD	1,061,456	SEK	9,551,935	Goldman Sachs & Co.	3/29/19	1,283
USD	11,589	SEK	103,800	Goldman Sachs & Co.	3/29/19	68
USD	62,099	SEK	549,410	Goldman Sachs & Co.	3/29/19	1,120
USD	23,086	SEK	204,253	Goldman Sachs & Co.	3/29/19	416
USD	15,135	SEK	133,516	Goldman Sachs & Co.	3/29/19	316
USD	10,835	SEK	97,263	Goldman Sachs & Co.	3/29/19	40
USD	27,943	SEK	250,832	Goldman Sachs & Co.	3/29/19	104
USD	16,838	SEK	152,085	Goldman Sachs & Co.	3/29/19	(42)
USD	208,605	SGD	285,549	Bank of America N.A.	3/20/19	(3,718)
USD	398,372	THB	13,012,836	Goldman Sachs & Co.	3/20/19	(18,402)
ZAR	8,940,607	USD	638,843	UBS AG	3/20/19	31,806
USD	1,966,375	ZAR	28,197,230	UBS AG	3/20/19	(148,742)
						$(602,523)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	21	March 2019	JPY	210,000,000	$2,945,109	$15,193
Korean Treasury 10-Year Bonds	10	March 2019	KRW	1,000,000,000	1,140,431	557
S&P 500 E-Mini	5	March 2019	USD	250	676,125	12,831
U.S. Treasury 10-Year Ultra Notes	36	March 2019	USD	3,600,000	4,704,750	155,770
U.S. Treasury 2-Year Notes	40	March 2019	USD	8,000,000	8,493,125	46,473
U.S. Treasury 5-Year Notes	91	March 2019	USD	9,100,000	10,452,203	170,420
U.S. Treasury Ultra Bonds	12	March 2019	USD	1,200,000	1,933,500	106,095
					$30,345,243	$507,339

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	39	March 2019	EUR	3,900,000	$5,933,913	$(35,330)
Euro-Bund 10-Year Bonds	3	March 2019	EUR	300,000	568,878	(11,783)
Euro-OAT 10-Year Bonds	7	March 2019	EUR	700,000	1,225,225	(17,158)
U.K. Gilt 10-Year Bonds	18	March 2019	GBP	1,800,000	2,916,393	(29,538)
					$10,644,409	$(93,809)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$8,873,900	$506,285	$141,088	$647,373

‡ The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	NOK	-	Norwegian Krone
AUD	-	Australian Dollar	NVDR	-	Non-Voting Depositary Receipt
BRL	-	Brazilian Real	NZD	-	New Zealand Dollar
CAD	-	Canadian Dollar	PEN	-	Peruvian Sol
CDX	-	Credit Derivatives Indexes	PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
CHF	-	Swiss Franc
CLP	-	Chilean Peso	PLN	-	Polish Zloty
CNY	-	Chinese Yuan	RUB	-	Russian Ruble
CVA	-	Certificaten Van Aandelen	SBBPA	-	Standby Bond Purchase Agreement
CZK	-	Czech Koruna	SEK	-	Swedish Krona
DKK	-	Danish Krone	SEQ	-	Sequential Payer
EUR	-	Euro	SGD	-	Singapore Dollar
FHLB	-	Federal Home Loan Bank	TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association	THB	-	Thai Baht
GO	-	General Obligation	USD	-	United States Dollar
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit	ZAR	-	South African Rand
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,457,449, which represented 7.5% of total net assets.

(3)	The security's rate was paid in cash at the last payment date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $856,264.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	Security is in default.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $833,737,466)	$944,890,251
Investment securities - affiliated, at value (cost of $7,297,657)	7,360,639
Total investment securities, at value (cost of $841,035,123)	952,250,890
Foreign currency holdings, at value (cost of $251,141)	256,068
Foreign deposits with broker for futures contracts, at value (cost of $114,234)	114,301
Deposits with broker for futures contracts	30,000
Receivable for investments sold	5,161,497
Receivable for capital shares sold	448,724
Receivable for variation margin on futures contracts	87,563
Receivable for variation margin on swap agreements	25,922
Unrealized appreciation on forward foreign currency exchange contracts	335,098
Dividends and interest receivable	3,043,824
Other assets	13,912
961,767,799

Liabilities
Disbursements in excess of demand deposit cash	384,425
Payable for investments purchased	9,241,500
Payable for capital shares redeemed	1,122,062
Payable for variation margin on futures contracts	18,729
Unrealized depreciation on forward foreign currency exchange contracts	937,621
Accrued management fees	786,271
Distribution and service fees payable	130,648
12,621,256

Net Assets	$949,146,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$854,642,856
Distributable earnings	94,503,687
$949,146,543

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$361,102,937	58,833,251	$6.14
I Class, $0.01 Par Value	$67,592,743	11,006,584	$6.14
A Class, $0.01 Par Value	$320,725,757	52,423,629	$6.12*
C Class, $0.01 Par Value	$57,966,078	9,612,452	$6.03
R Class, $0.01 Par Value	$39,002,029	6,412,432	$6.08
R5 Class, $0.01 Par Value	$6,449,463	1,049,924	$6.14
R6 Class, $0.01 Par Value	$96,307,536	15,709,329	$6.13
*Maximum offering price $6.49 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $71,320 from affiliates and net of foreign taxes withheld of $169,976)	$6,282,776
Interest	6,101,596
12,384,372

Expenses:
Management fees	5,516,497
Distribution and service fees:
A Class	419,265
C Class	324,812
R Class	102,733
Directors' fees and expenses	13,856
Other expenses	28,475
6,405,638
Fees waived(1)	(277,026)
6,128,612

Net investment income (loss)	6,255,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,472,177
Forward foreign currency exchange contract transactions	1,133,401
Futures contract transactions	(374,299)
Swap agreement transactions	96,103
Foreign currency translation transactions	(72,745)
14,254,637

Change in net unrealized appreciation (depreciation) on:
Investments (including $62,982 from affiliates and (increase) decrease in accrued foreign taxes of $6,150)	(59,098,976)
Forward foreign currency exchange contracts	(668,703)
Futures contracts	443,369
Swap agreements	30,539
Translation of assets and liabilities in foreign currencies	20,740
(59,273,031)

Net realized and unrealized gain (loss)	(45,018,394)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,762,634)

(1)	Amount consists of $105,997, $26,488, $87,461, $16,920, $10,712, $1,704 and $27,744 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED), EIGHT MONTHS ENDED JULY 31, 2018 AND YEAR ENDED NOVEMBER 30, 2017
Increase (Decrease) in Net Assets	January 31, 2019	July 31, 2018(1)	November 30, 2017
Operations
Net investment income (loss)	$6,255,760	$9,146,237	$15,188,631
Net realized gain (loss)	14,254,637	88,049,994	123,145,311
Change in net unrealized appreciation (depreciation)	(59,273,031)	(58,961,112)	61,925,164
Net increase (decrease) in net assets resulting from operations	(38,762,634)	38,235,119	200,259,106

Distributions to Shareholders
From earnings:(2)
Investor Class	(38,027,785)	(48,466,399)	(14,049,234)
I Class	(8,069,306)	(12,495,566)	(5,048,036)
A Class	(31,385,697)	(37,105,007)	(9,913,896)
C Class	(5,622,272)	(8,815,375)	(1,738,048)
R Class	(3,633,269)	(4,635,090)	(1,089,567)
R5 Class	(620,583)	(22,790)	(44)
R6 Class	(10,812,690)	(9,179,380)	(2,339,956)
Decrease in net assets from distributions	(98,171,602)	(120,719,607)	(34,178,781)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(73,431,410)	(48,674,810)	(352,116,430)

Net increase (decrease) in net assets	(210,365,646)	(131,159,298)	(186,036,105)

Net Assets
Beginning of period	1,159,512,189	1,290,671,487	1,476,707,592
End of period	$949,146,543	$1,159,512,189	$1,290,671,487

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For the eight months ended July 31 2018, distributions from net investment income were $(4,435,536), $(1,358,612), $(2,826,853), $(399,830), $(280,348), $(22,317) and $(1,136,649) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the eight months ended July 31, 2018, distributions from net realized gains were $(44,030,863), $(11,136,954), $(34,278,154), $(8,415,545), $(4,354,742), $(473) and $(8,042,731) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

For the year ended November 30, 2017, distributions from net investment income were $(7,234,108), $(2,828,701), $(4,513,083), $(466,188), $(439,882), $(44) and $(1,483,111) for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. For the year ended November 30, 2017, distributions from net realized gains were $(6,815,126), $(2,219,335), $(5,400,813), $(1,271,860), $(649,685) and $(856,845) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2019 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. During the period ended January 31, 2019, the investment advisor agreed to waive an additional 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended January 31, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.09%	1.04%
I Class	0.70% to 0.90%	0.89%	0.84%
A Class	0.90% to 1.10%	1.09%	1.04%
C Class	0.90% to 1.10%	1.09%	1.04%
R Class	0.90% to 1.10%	1.09%	1.04%
R5 Class	0.70% to 0.90%	0.89%	0.84%
R6 Class	0.55% to 0.75%	0.74%	0.69%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,173,528 and $8,553,675, respectively. The effect of interfund transactions on the Statement of Operations was $357,414 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $380,834,211, of which $42,082,117 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended January 31, 2019 totaled $538,782,466, of which $113,856,023 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	790,000,000		790,000,000		790,000,000
Sold	2,795,734	$18,446,998	4,611,023	$32,250,334	12,920,825	$90,675,133
Issued in reinvestment of distributions	6,380,271	37,609,985	6,954,777	47,978,690	2,038,633	13,903,568
Redeemed	(13,616,363)	(86,833,238)	(17,928,486)	(125,884,910)	(31,462,012)	(221,849,064)
	(4,440,358)	(30,776,255)	(6,362,686)	(45,655,886)	(16,502,554)	(117,270,363)
I Class/Shares Authorized	380,000,000		380,000,000		380,000,000
Sold	2,867,003	19,960,370	2,225,351	15,588,958	6,154,728	43,137,167
Issued in reinvestment of distributions	1,360,635	8,068,699	1,793,497	12,389,825	736,588	5,035,400
Redeemed	(11,067,004)	(72,707,309)	(4,214,590)	(29,834,539)	(20,831,687)	(147,212,919)
	(6,839,366)	(44,678,240)	(195,742)	(1,855,756)	(13,940,371)	(99,040,352)
A Class/Shares Authorized	670,000,000		670,000,000		670,000,000
Sold	5,108,462	33,516,687	4,534,090	31,571,822	6,565,906	45,900,836
Issued in reinvestment of distributions	5,168,049	30,329,291	5,235,390	36,009,274	1,426,375	9,671,984
Redeemed	(7,462,758)	(47,761,453)	(13,349,495)	(93,514,032)	(23,367,563)	(163,749,544)
	2,813,753	16,084,525	(3,580,015)	(25,932,936)	(15,375,282)	(108,176,724)
C Class/Shares Authorized	160,000,000		160,000,000		160,000,000
Sold	275,205	1,764,570	654,196	4,503,746	1,030,907	7,150,520
Issued in reinvestment of distributions	959,909	5,533,027	1,270,366	8,636,760	251,497	1,676,528
Redeemed	(3,232,697)	(21,424,429)	(3,431,673)	(23,697,580)	(4,321,833)	(30,090,888)
	(1,997,583)	(14,126,832)	(1,507,111)	(10,557,074)	(3,039,429)	(21,263,840)
R Class/Shares Authorized	90,000,000		90,000,000		90,000,000
Sold	387,807	2,476,614	555,234	3,854,070	972,450	6,761,626
Issued in reinvestment of distributions	615,878	3,588,131	667,048	4,561,392	159,071	1,071,635
Redeemed	(851,210)	(5,609,851)	(1,720,689)	(11,897,375)	(2,506,262)	(17,499,349)
	152,475	454,894	(498,407)	(3,481,913)	(1,374,741)	(9,666,088)

	Six months ended January 31, 2019		Eight months ended July 31, 2018(1)		Year ended November 30, 2017(2)
	Shares	Amount	Shares	Amount	Shares	Amount
R5 Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	39,625	$254,378	1,048,946	$7,341,301	722	$5,000
Issued in reinvestment of distributions	105,074	620,583	3,266	22,790	6	44
Redeemed	(74,607)	(502,540)	(73,108)	(514,776)	—	—
	70,092	372,421	979,104	6,849,315	728	5,044
R6 Class/Shares Authorized	150,000,000		150,000,000		150,000,000
Sold	1,682,016	11,184,806	7,720,823	53,908,442	10,337,985	71,479,267
Issued in reinvestment of distributions	1,833,611	10,812,690	1,330,511	9,179,380	340,880	2,339,956
Redeemed	(3,764,057)	(22,759,419)	(4,493,981)	(31,128,382)	(9,971,031)	(70,523,330)
	(248,430)	(761,923)	4,557,353	31,959,440	707,834	3,295,893
Net increase (decrease)	(10,489,417)	$(73,431,410)	(6,607,504)	$(48,674,810)	(49,523,815)	$(352,116,430)

(1)	The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(2)	April 10, 2017 (commencement of sale) through November 30, 2017 for the R5 Class.

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended January 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$7,298	—	$63	$7,361	150	—	$71

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$431,748,431	$171,671,572	—
Corporate Bonds	—	105,830,058	—
U.S. Treasury Securities	—	45,949,658	—
Sovereign Governments and Agencies	—	40,962,946	—
U.S. Government Agency Mortgage-Backed Securities	—	33,542,540	—
Municipal Securities	—	23,258,714	—
Asset-Backed Securities	—	20,695,002	—
Collateralized Mortgage Obligations	—	17,456,612	—
Collateralized Loan Obligations	—	14,883,804	—
Commercial Mortgage-Backed Securities	—	12,845,999	—
Affiliated Funds	7,360,639	—	—
Exchange-Traded Funds	4,099,501	—	—
Commercial Paper	—	3,998,969	—
Temporary Cash Investments	17,946,445	—	—
	$461,155,016	$491,095,874	—
Other Financial Instruments
Futures Contracts	$491,589	$15,750	—
Swap Agreements	—	647,373	—
Forward Foreign Currency Exchange Contracts	—	335,098	—
	$491,589	$998,221	—

Liabilities
Other Financial Instruments
Futures Contracts	—	$93,809	—
Forward Foreign Currency Exchange Contracts	—	937,621	—
	—	$1,031,430	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $9,024,817.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $66,431,941.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $22,909,627 futures contracts purchased and $7,937,685 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $710,947.

Value of Derivative Instruments as of January 31, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$25,922	Payable for variation margin on swap agreements*	—
Equity Price Risk	Receivable for variation margin on futures contracts*	5,500	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	335,098	Unrealized depreciation on forward foreign currency exchange contracts	$937,621
Interest Rate Risk	Receivable for variation margin on futures contracts*	82,063	Payable for variation margin on futures contracts*	18,729
		$448,583		$956,350

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$94,613	Change in net unrealized appreciation (depreciation) on swap agreements	$29,289
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(292,366)	Change in net unrealized appreciation (depreciation) on futures contracts	12,831
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,133,401	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(668,703)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(81,933)	Change in net unrealized appreciation (depreciation) on futures contracts	430,538
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	1,490	Change in net unrealized appreciation (depreciation) on swap agreements	1,250
		$855,205		$(194,795)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$857,595,919
Gross tax appreciation of investments	$122,683,400
Gross tax depreciation of investments	(28,028,429)
Net tax appreciation (depreciation) of investments	$94,654,971

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$7.02	0.04	(0.27)	(0.23)	(0.08)	(0.57)	(0.65)	$6.14	(2.86)%	1.05%(4)	1.10%(4)	1.28%(4)	1.23%(4)	37%	$361,103
2018(5)	$7.51	0.06	0.16	0.22	(0.06)	(0.65)	(0.71)	$7.02	3.22%	1.09%(4)	1.09%(4)	1.25%(4)	1.25%(4)	55%	$444,259
2017	$6.67	0.08	0.93	1.01	(0.09)	(0.08)	(0.17)	$7.51	15.42%	1.08%	1.08%	1.20%	1.20%	81%	$523,241
2016	$6.97	0.08	0.14	0.22	(0.07)	(0.45)	(0.52)	$6.67	3.49%	1.07%	1.07%	1.22%	1.22%	82%	$574,968
2015	$7.67	0.07	(0.13)	(0.06)	(0.04)	(0.60)	(0.64)	$6.97	(0.56)%	1.06%	1.06%	0.97%	0.97%	88%	$645,785
2014	$7.75	0.07	0.53	0.60	(0.07)	(0.61)	(0.68)	$7.67	8.46%	1.06%	1.06%	0.92%	0.92%	69%	$714,110
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.06%	1.13%	1.13%	74%	$681,335
I Class
2019(3)	$7.02	0.05	(0.28)	(0.23)	(0.08)	(0.57)	(0.65)	$6.14	(2.77)%	0.85%(4)	0.90%(4)	1.48%(4)	1.43%(4)	37%	$67,593
2018(5)	$7.52	0.07	0.15	0.22	(0.07)	(0.65)	(0.72)	$7.02	3.23%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$125,345
2017	$6.68	0.10	0.92	1.02	(0.10)	(0.08)	(0.18)	$7.52	15.64%	0.88%	0.88%	1.40%	1.40%	81%	$135,618
2016	$6.97	0.09	0.15	0.24	(0.08)	(0.45)	(0.53)	$6.68	3.86%	0.87%	0.87%	1.42%	1.42%	82%	$213,502
2015	$7.68	0.08	(0.13)	(0.05)	(0.06)	(0.60)	(0.66)	$6.97	(0.50)%	0.86%	0.86%	1.17%	1.17%	88%	$263,207
2014	$7.75	0.08	0.54	0.62	(0.08)	(0.61)	(0.69)	$7.68	8.82%	0.86%	0.86%	1.12%	1.12%	69%	$289,676
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	0.86%	1.33%	1.33%	74%	$255,268

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$7.00	0.03	(0.27)	(0.24)	(0.07)	(0.57)	(0.64)	$6.12	(3.00)%	1.30%(4)	1.35%(4)	1.03%(4)	0.98%(4)	37%	$320,726
2018(5)	$7.49	0.05	0.16	0.21	(0.05)	(0.65)	(0.70)	$7.00	3.04%	1.34%(4)	1.34%(4)	1.00%(4)	1.00%(4)	55%	$347,290
2017	$6.66	0.07	0.91	0.98	(0.07)	(0.08)	(0.15)	$7.49	15.01%	1.33%	1.33%	0.95%	0.95%	81%	$398,519
2016	$6.95	0.06	0.15	0.21	(0.05)	(0.45)	(0.50)	$6.66	3.38%	1.32%	1.32%	0.97%	0.97%	82%	$456,392
2015	$7.66	0.05	(0.13)	(0.08)	(0.03)	(0.60)	(0.63)	$6.95	(0.90)%	1.31%	1.31%	0.72%	0.72%	88%	$504,771
2014	$7.74	0.05	0.53	0.58	(0.05)	(0.61)	(0.66)	$7.66	8.22%	1.31%	1.31%	0.67%	0.67%	69%	$606,035
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	1.31%	0.88%	0.88%	74%	$675,093
C Class
2019(3)	$6.91	0.01	(0.28)	(0.27)	(0.04)	(0.57)	(0.61)	$6.03	(3.42)%	2.05%(4)	2.10%(4)	0.28%(4)	0.23%(4)	37%	$57,966
2018(5)	$7.42	0.01	0.16	0.17	(0.03)	(0.65)	(0.68)	$6.91	2.46%	2.09%(4)	2.09%(4)	0.25%(4)	0.25%(4)	55%	$80,205
2017	$6.60	0.01	0.92	0.93	(0.03)	(0.08)	(0.11)	$7.42	14.29%	2.08%	2.08%	0.20%	0.20%	81%	$97,269
2016	$6.91	0.01	0.15	0.16	(0.02)	(0.45)	(0.47)	$6.60	2.55%	2.07%	2.07%	0.22%	0.22%	82%	$106,604
2015	$7.64	—(6)	(0.13)	(0.13)	—(6)	(0.60)	(0.60)	$6.91	(1.57)%	2.06%	2.06%	(0.03)%	(0.03)%	88%	$121,748
2014	$7.74	(0.01)	0.53	0.52	(0.01)	(0.61)	(0.62)	$7.64	7.33%	2.06%	2.06%	(0.08)%	(0.08)%	69%	$128,076
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	2.06%	0.13%	0.13%	74%	$121,782

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$6.96	0.03	(0.28)	(0.25)	(0.06)	(0.57)	(0.63)	$6.08	(3.14)%	1.55%(4)	1.60%(4)	0.78%(4)	0.73%(4)	37%	$39,002
2018(5)	$7.46	0.03	0.16	0.19	(0.04)	(0.65)	(0.69)	$6.96	2.74%	1.59%(4)	1.59%(4)	0.75%(4)	0.75%(4)	55%	$43,590
2017	$6.63	0.05	0.92	0.97	(0.06)	(0.08)	(0.14)	$7.46	14.83%	1.58%	1.58%	0.70%	0.70%	81%	$50,395
2016	$6.93	0.05	0.13	0.18	(0.03)	(0.45)	(0.48)	$6.63	2.98%	1.57%	1.57%	0.72%	0.72%	82%	$53,902
2015	$7.64	0.03	(0.12)	(0.09)	(0.02)	(0.60)	(0.62)	$6.93	(1.04)%	1.56%	1.56%	0.47%	0.47%	88%	$52,262
2014	$7.72	0.03	0.54	0.57	(0.04)	(0.61)	(0.65)	$7.64	8.02%	1.56%	1.56%	0.42%	0.42%	69%	$49,716
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	1.56%	0.63%	0.63%	74%	$46,052
R5 Class
2019(3)	$7.03	0.05	(0.29)	(0.24)	(0.08)	(0.57)	(0.65)	$6.14	(2.91)%	0.85%(4)	0.90%(4)	1.48%(4)	1.43%(4)	37%	$6,449
2018(5)	$7.52	0.08	0.15	0.23	(0.07)	(0.65)	(0.72)	$7.03	3.38%	0.89%(4)	0.89%(4)	1.45%(4)	1.45%(4)	55%	$6,885
2017(7)	$6.93	0.07	0.58	0.65	(0.06)	—	(0.06)	$7.52	9.43%	0.88%(4)	0.88%(4)	1.46%(4)	1.46%(4)	81%(8)	$5
R6 Class
2019(3)	$7.01	0.05	(0.27)	(0.22)	(0.09)	(0.57)	(0.66)	$6.13	(2.69)%	0.70%(4)	0.75%(4)	1.63%(4)	1.58%(4)	37%	$96,308
2018(5)	$7.51	0.08	0.15	0.23	(0.08)	(0.65)	(0.73)	$7.01	3.35%	0.74%(4)	0.74%(4)	1.60%(4)	1.60%(4)	55%	$111,937
2017	$6.67	0.11	0.93	1.04	(0.12)	(0.08)	(0.20)	$7.51	15.83%	0.73%	0.73%	1.55%	1.55%	81%	$85,623
2016	$6.97	0.10	0.14	0.24	(0.09)	(0.45)	(0.54)	$6.67	3.86%	0.72%	0.72%	1.57%	1.57%	82%	$71,340
2015	$7.67	0.09	(0.12)	(0.03)	(0.07)	(0.60)	(0.67)	$6.97	(0.20)%	0.71%	0.71%	1.32%	1.32%	88%	$35,867
2014	$7.75	0.08	0.55	0.63	(0.10)	(0.61)	(0.71)	$7.67	8.84%	0.71%	0.71%	1.27%	1.27%	69%	$8,420
2013(9)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	0.71%(4)	1.17%(4)	1.17%(4)	74%(10)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2019 (unaudited).

(4)	Annualized.

(5)	December 1, 2017 through July 31, 2018. The fund's fiscal year end was changed from November 30 to July 31, resulting in an eight-month annual reporting period.

(6)	Per share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through November 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

(9)	July 26, 2013 (commencement of sale) through November 30, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
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*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92641 1903

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019